FEBRUARY 28, 2025 (Unaudited) :: SHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBX
::
Investments
Principal
Amount Value
Short-Term Investments — 102 .5%
Repurchase Agreements (a) — 47 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $6,355,712
(Cost $6,353,419) $ 6,353,419
$ 6,353,419
U.S. Treasury Obligations (b) — 55 .5%
U.S. Treasury Bills
4.28%, 3/20/2025 (c) 2,500,000 2,495,030
4.25%, 3/25/2025 (c) 5,000,000 4,987,090
Total U.S. Treasury Obligations
(Cost $7,480,415) 7,482,120
Total Short-Term Investments
(Cost $13,833,834) 13,835,539
Total Investments — 102.5%
(Cost $13,833,834) 13,835,539
Liabilities in excess of other assets — (2.5%) (331,186)
Net Assets — 100.0% $ 13,504,353
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,050,785.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 3 6/18/2025 U.S. Dollar $ 333,750 $ (2,068)
Swap Agreements
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,958,524) 11/6/2025 Bank of America NA (4.17)%
ICE U.S. Treasury 7-10 Year
Bond Index (37,836)
(9,628,356) 12/11/2025 Citibank NA (4.17)%
ICE U.S. Treasury 7-10 Year
Bond Index (240,564)
(1,718,762) 11/9/2026 Goldman Sachs International (4.26)%
ICE U.S. Treasury 7-10 Year
Bond Index (43,419)
(13,305,642) (321,819)
Total Unrealized
Depreciation
(321,819)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT 20+ YEAR TREASURY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Investments
Principal
Amount Value
Short-Term Investments — 104 .8%
Repurchase Agreements (a) — 17 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $14,873,552
(Cost $14,868,189) $ 14,868,189
$ 14,868,189
U.S. Treasury Obligations (b) — 86 .9%
U.S. Treasury Bills
4.28%, 3/20/2025 (c) 50,000,000 49,900,597
4.25%, 3/25/2025 (c) 7,500,000 7,480,635
4.24%, 4/3/2025 (c) 15,000,000 14,945,363
Total U.S. Treasury Obligations
(Cost $72,309,628) 72,326,595
Total Short-Term Investments
(Cost $87,177,817) 87,194,784
Total Investments — 104.8%
(Cost $87,177,817) 87,194,784
Liabilities in excess of other assets — (4.8%) (3,997,784)
Net Assets — 100.0% $ 83,197,000
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,566,449.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 7 6/18/2025 U.S. Dollar $ 829,719 $ (7,669)
Swap Agreements
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(17,368,982) 12/8/2025 Bank of America NA (4.23)%
ICE U.S. Treasury 20+ Year
Bond Index (115,650)
(8,688,086) 12/11/2025 Barclays Capital (4.26)%
ICE U.S. Treasury 20+ Year
Bond Index (66,494)
(18,935,523) 12/11/2025 Citibank NA (4.18)%
ICE U.S. Treasury 20+ Year
Bond Index (301,977)
(13,822,883) 12/8/2025 Goldman Sachs International (4.19)%
ICE U.S. Treasury 20+ Year
Bond Index (185,055)
(20,146,289) 11/6/2025
Morgan Stanley & Co.
International plc (4.27)%
ICE U.S. Treasury 20+ Year
Bond Index (447,587)
(4,338,698) 11/6/2025 Societe Generale (4.22)%
ICE U.S. Treasury 20+ Year
Bond Index (98,226)
(83,300,461) (1,214,989)
Total Unrealized
Depreciation
(1,214,989)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Investments
Principal
Amount Value
Short-Term Investments — 110 .6%
Repurchase Agreements (a) — 25 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $33,461,628
(Cost $33,449,560) $ 33,449,560
$ 33,449,560
U.S. Treasury Obligations (b) — 84 .7%
U.S. Treasury Bills
4.40%, 4/1/2025 (c) 10,000,000 9,965,865
4.24%, 4/3/2025 (c) 50,000,000 49,817,875
4.25%, 4/10/2025 (c) 50,000,000 49,776,855
Total U.S. Treasury Obligations
(Cost $109,535,265) 109,560,595
Total Short-Term Investments
(Cost $142,984,825) 143,010,155
Total Investments — 110.6%
(Cost $142,984,825) 143,010,155
Liabilities in excess of other assets — (10.6%) (13,748,384)
Net Assets — 100.0% $ 129,261,771
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,829,999.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
DJIA CBOT E-Mini Index 50 3/21/2025 U.S. Dollar $ 10,972,250 $ 105,848

SHORT DOW30
~
SM
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Swap Agreements
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(18,588,546) 3/6/2025 Bank of America NA (5.23)%
Dow Jones Industrial
Average
SM
(4,875,140)
(11,705,523) 11/6/2025 Barclays Capital (4.88)%
Dow Jones Industrial
Average
SM
(4,135,924)
(15,081,273) 1/12/2027 BNP Paribas SA (5.28)%
Dow Jones Industrial
Average
SM
266,966
(17,492,523) 3/6/2025 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
(5,565,486)
(10,697,182) 11/6/2026 Goldman Sachs International (4.83)%
Dow Jones Industrial
Average
SM
76,379
(24,945,478) 11/6/2026 Societe Generale (5.08)%
Dow Jones Industrial
Average
SM
180,219
(19,767,954) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
21,084
(118,278,479) (14,031,902)
Total Unrealized
Appreciation
544,648
Total Unrealized
Depreciation
(14,576,550)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
Investments
Principal
Amount Value
Short-Term Investments — 140 .9%
Repurchase Agreements (a) — 41 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,403,282
(Cost $4,401,692) $ 4,401,692
$ 4,401,692
U.S. Treasury Obligations (b) — 99 .2%
U.S. Treasury Bills
4.25%, 3/25/2025 (c) 7,500,000 7,480,635
4.24%, 4/3/2025 (c) 3,000,000 2,989,073
Total U.S. Treasury Obligations
(Cost $10,467,464) 10,469,708
Total Short-Term Investments
(Cost $14,869,156) 14,871,400
Total Investments — 140.9%
(Cost $14,869,156) 14,871,400
Liabilities in excess of other assets — (40.9%) (4,313,106)
Net Assets — 100.0% $ 10,558,294
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,563,659.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Short Financials had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,470,774) 3/6/2025 Bank of America NA (4.78)%
S&P Financial Select Sector
Index
c
(1,413,985)
(1,449,570) 3/6/2026 Barclays Capital (4.98)%
S&P Financial Select Sector
Index
c
(505,765)
(1,840,877) 3/6/2026 BNP Paribas SA (5.18)%
S&P Financial Select Sector
Index
c
(435,705)
(988,869) 4/7/2025 Citibank NA (4.73)%
S&P Financial Select Sector
Index
c
(540,903)
(960,597) 3/6/2025 Goldman Sachs International (4.58)%
S&P Financial Select Sector
Index
c
(466,764)
(1,355,760) 3/6/2026 J.P. Morgan Securities (4.98)%
S&P Financial Select Sector
Index
c
(71,932)
(1,324,275) 3/6/2026 Societe Generale (4.98)%
S&P Financial Select Sector
Index
c
(308,369)
(1,160,427) 1/26/2026 UBS AG (4.63)%
S&P Financial Select Sector
Index
c
(536,547)
(10,551,149) (4,279,970)
Total Unrealized
Depreciation
(4,279,970)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

SHORT FTSE CHINA 50 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

YXI
::
Investments
Principal
Amount Value
Short-Term Investments — 121 .7%
Repurchase Agreements (a) — 94 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,460,499
(Cost $3,459,252) $ 3,459,252
$ 3,459,252
U.S. Treasury Obligations (b) — 27 .3%
U.S. Treasury Bills
4.40%, 4/1/2025 (c)
(Cost $996,262) 1,000,000 996,586
Total Short-Term Investments
(Cost $4,455,514) 4,455,838
Total Investments — 121.7%
(Cost $4,455,514) 4,455,838
Liabilities in excess of other assets — (21.7%) (793,078)
Net Assets — 100.0% $ 3,662,760
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $996,593.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(900,463) 11/13/2025 Bank of America NA (3.63)% iShares
®
China Large-Cap ETF
c
(165,864)
(518,370) 11/13/2025 Citibank NA (1.78)% iShares
®
China Large-Cap ETF
c
(94,806)
(1,633,431) 3/6/2025 Goldman Sachs International (3.83)% iShares
®
China Large-Cap ETF
c
(1,119,686)
(289,060) 11/6/2026 Societe Generale (4.18)% iShares
®
China Large-Cap ETF
c
(141,874)
(342,350) 11/4/2025 UBS AG (4.43)% iShares
®
China Large-Cap ETF
c
(32,203)
(3,683,674) (1,554,433)
Total Unrealized
Depreciation
(1,554,433)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SJB
::
Investments
Principal
Amount Value
Short-Term Investments — 130 .9%
Repurchase Agreements (a) — 29 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $16,125,074
(Cost $16,119,259) $ 16,119,259
$ 16,119,259
U.S. Treasury Obligations (b) — 101 .2%
U.S. Treasury Bills
4.26%, 3/18/2025 (c) 20,000,000 19,964,458
4.24%, 3/20/2025 (c) 25,000,000 24,950,299
4.24%, 4/3/2025 (c) 10,000,000 9,963,575
Total U.S. Treasury Obligations
(Cost $54,865,901) 54,878,332
Total Short-Term Investments
(Cost $70,985,160) 70,997,591
Total Investments — 130.9%
(Cost $70,985,160) 70,997,591
Liabilities in excess of other assets — (30.9%) (16,765,861)
Net Assets — 100.0% $ 54,231,730
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,493,952.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Short High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(7,124,136) 3/6/2026 BNP Paribas SA (2.33)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(979,680)
(21,417,918) 3/6/2025 Citibank NA (1.78)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(15,124,848)
(8,847,809) 11/6/2026 Goldman Sachs International (1.33)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(78,320)
(17,124,853) 1/26/2026 UBS AG (4.63)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(476,827)
(54,514,716) (16,659,675)
Total Unrealized
Depreciation
(16,659,675)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT MIDCAP400 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MYY
::
Investments
Principal
Amount Value
Short-Term Investments — 108 .1%
Repurchase Agreements (a) — 38 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $2,018,077
(Cost $2,017,350) $ 2,017,350
$ 2,017,350
U.S. Treasury Obligations (b) — 69 .2%
U.S. Treasury Bills
4.46%, 3/11/2025 (c) 2,500,000 2,497,625
4.25%, 4/10/2025 (c) 1,100,000 1,095,091
Total U.S. Treasury Obligations
(Cost $3,591,776) 3,592,716
Total Short-Term Investments
(Cost $5,609,126) 5,610,066
Total Investments — 108.1%
(Cost $5,609,126) 5,610,066
Liabilities in excess of other assets — (8.1%) (419,697)
Net Assets — 100.0% $ 5,190,369
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,335,740.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400 E-Mini Index 2 3/21/2025 U.S. Dollar $ 619,940 $ 43,416
Swap Agreements
Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(934,735) 1/12/2027 Bank of America NA (5.08)% S&P MidCap 400
®
30,947
(1,145,205) 1/12/2027 BNP Paribas SA (4.98)% S&P MidCap 400
®
32,763
(1,104,969) 3/6/2025 Citibank NA (4.68)% S&P MidCap 400
®
(625,052)
(454,987) 1/26/2026
Morgan Stanley & Co.
International plc (4.68)% S&P MidCap 400
®
(36,058)
(928,545) 11/6/2026 Societe Generale (4.71)% S&P MidCap 400
®
48,001
(4,568,441) (549,399)
Total Unrealized
Appreciation
111,711
Total Unrealized
Depreciation
(661,110)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: SHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFZ
::
Investments
Principal
Amount Value
Short-Term Investments — 167 .2%
Repurchase Agreements (a) — 3 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $348,287
(Cost $348,161) $ 348,161
$ 348,161
U.S. Treasury Obligations (b) — 163 .4%
U.S. Treasury Bills
4.24%, 4/3/2025 (c)
(Cost $14,942,319) 15,000,000 14,945,363
Total Short-Term Investments
(Cost $15,290,480) 15,293,524
Total Investments — 167.2%
(Cost $15,290,480) 15,293,524
Liabilities in excess of other assets — (67.2%) (6,146,032)
Net Assets — 100.0% $ 9,147,492
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,025,035.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(497,252) 11/13/2025 Citibank NA (4.13)% iShares
®
MSCI EAFE ETF
c
(69,313)
(4,131,016) 3/6/2025 Goldman Sachs International (4.18)% iShares
®
MSCI EAFE ETF
c
(3,089,000)
(620,318) 11/6/2026 Societe Generale (3.78)% iShares
®
MSCI EAFE ETF
c
(182,245)
(3,969,700) 3/6/2025 UBS AG (4.23)% iShares
®
MSCI EAFE ETF
c
(2,770,293)
(9,218,286) (6,110,851)
Total Unrealized
Depreciation
(6,110,851)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT MSCI EMERGING MARKETS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUM
::
Investments
Principal
Amount Value
Short-Term Investments — 95 .1%
Repurchase Agreements (a) — 26 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $2,932,259
(Cost $2,931,203) $ 2,931,203
$ 2,931,203
U.S. Treasury Obligations (b) — 68 .8%
U.S. Treasury Bills
4.33%, 3/13/2025 (c) 2,700,000 2,696,811
4.24%, 4/3/2025 (c) 5,000,000 4,981,788
Total U.S. Treasury Obligations
(Cost $7,676,916) 7,678,599
Total Short-Term Investments
(Cost $10,608,119) 10,609,802
Total Investments — 95.1%
(Cost $10,608,119) 10,609,802
Other assets less liabilities — 4.9% 546,193
Net Assets — 100.0% $ 11,155,995
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,416,162.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(5,907,759) 3/6/2025 Bank of America NA (4.28)%
iShares
®
MSCI Emerging
Markets ETF
c
(480,525)
(1,328,958) 11/13/2025 Citibank NA (3.98)%
iShares
®
MSCI Emerging
Markets ETF
c
(12,523)
(1,165,430) 3/6/2025 Goldman Sachs International (3.98)%
iShares
®
MSCI Emerging
Markets ETF
c
(204,231)
(537,802) 11/13/2025
Morgan Stanley & Co.
International plc (4.13)%
iShares
®
MSCI Emerging
Markets ETF
c
(5,478)
(1,304,774) 11/6/2026 Societe Generale (4.13)%
iShares
®
MSCI Emerging
Markets ETF
c
(93,085)
(983,475) 3/6/2025 UBS AG (4.23)%
iShares
®
MSCI Emerging
Markets ETF
c
(66,699)
(11,228,198) (862,541)
Total Unrealized
Depreciation
(862,541)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Investments
Principal
Amount Value
Short-Term Investments — 123 .8%
Repurchase Agreements (a) — 20 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $109,159,984
(Cost $109,120,619) $ 109,120,619
$ 109,120,619
U.S. Treasury Obligations (b) — 103 .7%
U.S. Treasury Bills
4.25%, 3/4/2025 (c) 75,000,000 74,991,161
4.26%, 3/18/2025 (c) 100,600,000 100,421,226
4.27%, 3/20/2025 (c) 300,000,000 299,403,582
4.26%, 4/1/2025 (c) 75,000,000 74,743,985
4.24%, 4/3/2025 (c) 15,000,000 14,945,362
Total U.S. Treasury Obligations
(Cost $564,371,455) 564,505,316
Total Short-Term Investments
(Cost $673,492,074) 673,625,935
Total Investments — 123.8%
(Cost $673,492,074) 673,625,935
Liabilities in excess of other assets — (23.8%) (129,415,903)
Net Assets — 100.0% $ 544,210,032
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $163,255,343.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
Short QQQ had the following open long and short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 80 3/21/2025 U.S. Dollar $ 33,471,200 $ 1,872,179

SHORT QQQ :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Swap Agreements
Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(43,188,960) 3/6/2025 Bank of America NA (5.18)% Nasdaq-100 Index
®
(30,040,983)
(32,976,483) 11/6/2025 Barclays Capital (4.88)% Nasdaq-100 Index
®
(26,061,164)
(74,118,771) 11/6/2025 BNP Paribas SA (5.23)% Nasdaq-100 Index
®
(28,806,368)
(50,602,925) 11/6/2025 Citibank NA (5.08)% Nasdaq-100 Index
®
(23,544,318)
(61,086,899) 11/6/2026 Goldman Sachs International (4.83)% Nasdaq-100 Index
®
396,323
(40,118,952) 4/7/2025 J.P. Morgan Securities (4.88)% Nasdaq-100 Index
®
(9,455,849)
(27,838,919) 4/10/2025
Morgan Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(11,948,713)
(24,935,986) 4/7/2026 Nomura (5.03)% Nasdaq-100 Index
®
(2,982,276)
(86,544,995) 11/6/2026 Societe Generale (5.28)% Nasdaq-100 Index
®
351,592
(69,309,676) 11/6/2026 UBS AG (4.80)% Nasdaq-100 Index
®
1,865,620
(510,722,566) (130,226,136)
Total Unrealized
Appreciation
2,613,535
Total Unrealized
Depreciation
(132,839,671)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: SHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REK
::
Investments
Principal
Amount Value
Short-Term Investments — 138 .2%
Repurchase Agreements (a) — 43 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,527,292
(Cost $4,525,661) $ 4,525,661
$ 4,525,661
U.S. Treasury Obligations (b) — 94 .5%
U.S. Treasury Bills
4.27%, 3/6/2025 (c) 5,000,000 4,998,244
4.25%, 4/10/2025 (c) 250,000 248,884
4.26%, 6/17/2025 (c) 4,600,000 4,543,144
Total U.S. Treasury Obligations
(Cost $9,787,875) 9,790,272
Total Short-Term Investments
(Cost $14,313,536) 14,315,933
Total Investments — 138.2%
(Cost $14,313,536) 14,315,933
Liabilities in excess of other assets — (38.2%) (3,956,086)
Net Assets — 100.0% $ 10,359,847
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,772,324.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Short Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(967,130) 3/6/2025 Bank of America NA (4.83)%
S&P Real Estate Select Sector
Index
c
(460,442)
(1,094,809) 3/6/2026 BNP Paribas SA (5.18)%
S&P Real Estate Select Sector
Index
c
(185,024)
(1,250,058) 4/7/2025 Citibank NA (4.78)%
S&P Real Estate Select Sector
index
c
(346,812)
(1,887,389) 3/6/2025 Goldman Sachs International (4.58)%
S&P Real Estate Select Sector
Index
c
(773,704)
(2,079,330) 3/6/2025 Societe Generale (4.93)%
S&P Real Estate Select Sector
Index
c
(1,550,502)
(3,071,912) 3/6/2025 UBS AG (4.63)%
S&P Real Estate Select Sector
Index
c
(604,232)
(10,350,628) (3,920,716)
Total Unrealized
Depreciation
(3,920,716)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

SHORT RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RWM
::
Investments
Principal
Amount Value
Short-Term Investments — 109 .6%
Repurchase Agreements (a) — 35 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $54,174,276
(Cost $54,154,741) $ 54,154,741
$ 54,154,741
U.S. Treasury Obligations (b) — 74 .4%
U.S. Treasury Bills
4.24%, 3/20/2025 (c) 25,000,000 24,950,299
4.24%, 4/3/2025 (c) 90,000,000 89,672,175
Total U.S. Treasury Obligations
(Cost $114,598,364) 114,622,474
Total Short-Term Investments
(Cost $168,753,105) 168,777,215
Total Investments — 109.6%
(Cost $168,753,105) 168,777,215
Liabilities in excess of other assets — (9.6%) (14,829,579)
Net Assets — 100.0% $ 153,947,636
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $25,864,571.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 124 3/21/2025 U.S. Dollar $ 13,424,860 $ 1,200,510
Swap Agreements
Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(26,793,948) 11/6/2025 Bank of America NA (4.73)% Russell 2000
®
Index (1,945,438)
(28,872,658) 11/6/2025 Barclays Capital (4.78)% Russell 2000
®
Index (9,151,021)
(29,065,172) 1/12/2027 BNP Paribas SA (4.93)% Russell 2000
®
Index 1,059,093
(25,476,638) 3/6/2025 Citibank NA (4.58)% Russell 2000
®
Index (6,819,605)
(4,822,418) 11/6/2026 Goldman Sachs International (4.48)% Russell 2000
®
Index 431,746
(3,015,320) 1/26/2026
Morgan Stanley & Co.
International plc (4.33)% Russell 2000
®
Index (963,995)
(9,283,896) 11/6/2026 Societe Generale (4.83)% Russell 2000
®
Index 736,028
(13,191,831) 11/6/2026 UBS AG (4.63)% Russell 2000
®
Index 1,197,795
(140,521,881) (15,455,397)
Total Unrealized
Appreciation
3,424,662
Total Unrealized
Depreciation
(18,880,059)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Investments
Principal
Amount Value
Short-Term Investments — 115 .0%
Repurchase Agreements (a) — 12 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $128,114,186
(Cost $128,067,987) $ 128,067,987
$ 128,067,987
U.S. Treasury Obligations (b) — 102 .2%
U.S. Treasury Bills
4.26%, 3/11/2025 (c) 100,000,000 99,905,000
4.26%, 3/18/2025 (c) 100,000,000 99,822,292
4.26%, 3/20/2025 (c) 171,250,000 170,909,545
4.25%, 3/25/2025 (c) 100,000,000 99,741,806
4.35%, 4/1/2025 (c) 250,000,000 249,146,615
4.25%, 4/3/2025 (c) 190,000,000 189,307,925
4.25%, 4/10/2025 (c) 110,000,000 109,509,082
Total U.S. Treasury Obligations
(Cost $1,018,092,349) 1,018,342,265
Total Short-Term Investments
(Cost $1,146,160,336) 1,146,410,252
Total Investments — 115.0%
(Cost $1,146,160,336) 1,146,410,252
Liabilities in excess of other assets — (15.0%) (149,156,052)
Net Assets — 100.0% $ 997,254,200
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $180,332,235.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P 500 E-Mini Index 280 3/21/2025 U.S. Dollar $ 83,485,500 $ 1,266,517

SHORT S&P500
®
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Swap Agreements
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(100,851,367) 3/6/2025 Bank of America NA (5.03)% S&P 500
®
(37,005,702)
(158,985,150) 3/6/2026 Barclays Capital (4.88)% S&P 500
®
(16,142,016)
(142,991,363) 1/12/2027 BNP Paribas SA (5.28)% S&P 500
®
2,275,000
(149,755,675) 3/6/2026 Citibank NA (4.88)% S&P 500
®
(12,435,899)
(92,521,021) 11/6/2026 Goldman Sachs International (4.83)% S&P 500
®
1,991,811
(66,333,130) 4/7/2025 J.P. Morgan Securities (4.78)% S&P 500
®
(30,744,006)
(49,410,441) 4/10/2025
Morgan Stanley & Co.
International plc (4.68)% S&P 500
®
(23,367,671)
(82,225,690) 11/6/2026 Societe Generale (5.08)% S&P 500
®
(707,198)
(70,255,407) 4/7/2026 UBS AG (4.80)% S&P 500
®
(1,594,340)
(913,329,244) (117,730,021)
Total Unrealized
Appreciation
4,266,811
Total Unrealized
Depreciation
(121,996,832)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: SHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBB
::
Investments
Principal
Amount Value
Short-Term Investments — 117 .6%
Repurchase Agreements (a) — 28 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,252,632
(Cost $1,252,181) $ 1,252,181
$ 1,252,181
U.S. Treasury Obligations (b) — 89 .5%
U.S. Treasury Bills
4.46%, 3/11/2025 (c)
(Cost $3,995,115) 4,000,000 3,996,200
Total Short-Term Investments
(Cost $5,247,296) 5,248,381
Total Investments — 117.6%
(Cost $5,247,296) 5,248,381
Liabilities in excess of other assets — (17.6%) (785,486)
Net Assets — 100.0% $ 4,462,895
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,191,976.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,005,069) 11/6/2025 Bank of America NA (4.83)% S&P SmallCap 600
®
(153,468)
(939,610) 3/6/2025 Citibank NA (4.68)% S&P SmallCap 600
®
(716,310)
(702,321) 1/26/2026
Morgan Stanley & Co.
International plc (4.63)% S&P SmallCap 600
®
(54,111)
(666,864) 11/6/2026 Societe Generale (4.53)% S&P SmallCap 600
®
72,495
(1,146,897) 1/26/2026 UBS AG (4.63)% S&P SmallCap 600
®
(121,906)
(4,460,761) (973,300)
Total Unrealized
Appreciation
72,495
Total Unrealized
Depreciation
(1,045,795)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA 7-10 YEAR TREASURY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
Investments
Principal
Amount Value
Short-Term Investments — 98 .3%
Repurchase Agreements (a) — 28 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $6,086,567
(Cost $6,084,373) $ 6,084,373
$ 6,084,373
U.S. Treasury Obligations (b) — 69 .9%
U.S. Treasury Bills
4.24%, 4/3/2025 (c)
(Cost $14,942,319) 15,000,000 14,945,363
Total Short-Term Investments
(Cost $21,026,692) 21,029,736
Total Investments — 98.3%
(Cost $21,026,692) 21,029,736
Other assets less liabilities — 1.7% 368,264
Net Assets — 100.0% $ 21,398,000
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $654,603.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury 10 Year Note 5 6/18/2025 U.S. Dollar $ 556,250 $ 3,350
Swap Agreements
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
14,413,605 12/8/2025 Bank of America NA 4.17%
ICE U.S. Treasury 7-10 Year
Bond Index 35,275
6,781,249 12/11/2025 Citibank NA 4.28%
ICE U.S. Treasury 7-10 Year
Bond Index (45,726)
20,975,365 11/6/2025 Goldman Sachs International 4.26%
ICE U.S. Treasury 7-10 Year
Bond Index 402,515
42,170,219 392,064
Total Unrealized
Appreciation
437,790
Total Unrealized
Depreciation
(45,726)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .0%
Repurchase Agreements (a) — 33 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $38,151,991
(Cost $38,138,234) $ 38,138,234
$ 38,138,234
U.S. Treasury Obligations (b) — 65 .6%
U.S. Treasury Bills
4.46%, 3/11/2025 (c) 50,000,000 49,952,500
4.24%, 3/20/2025 (c) 25,000,000 24,950,299
Total U.S. Treasury Obligations
(Cost $74,883,389) 74,902,799
Total Short-Term Investments
(Cost $113,021,623) 113,041,033
Total Investments — 99.0%
(Cost $113,021,623) 113,041,033
Other assets less liabilities — 1.0% 1,107,063
Net Assets — 100.0% $ 114,148,096
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,746,679.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 27 6/18/2025 U.S. Dollar $ 3,200,344 $ 19,574
Swap Agreements
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
52,183,522 12/8/2025 Bank of America NA 4.23%
ICE U.S. Treasury 20+ Year
Bond Index (498,968)
41,684,487 12/11/2025 Barclays Capital 4.40%
ICE U.S. Treasury 20+ Year
Bond Index 66,606
37,204,391 12/11/2025 Citibank NA 4.30%
ICE U.S. Treasury 20+ Year
Bond Index (979,670)
53,470,574 11/6/2025 Goldman Sachs International 4.19%
ICE U.S. Treasury 20+ Year
Bond Index 1,691,438
40,574,788 11/6/2025 Societe Generale 4.41%
ICE U.S. Treasury 20+ Year
Bond Index 847,932
225,117,762 1,127,338
Total Unrealized
Appreciation
2,605,976
Total Unrealized
Depreciation
(1,478,638)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA COMMUNICATION SERVICES :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Investments
Shares Value
Common Stocks (a) — 80 .3%
Diversified Telecommunication Services — 7.9%
AT&T, Inc. 19,767 $ 541,814
Verizon Communications, Inc. 11,053 476,384
1,018,198
Entertainment — 22.3%
Electronic Arts, Inc. 2,830 365,410
Live Nation Entertainment, Inc.* 2,571 368,579
Netflix, Inc.* 745 730,517
Take-Two Interactive Software,
Inc.* 2,435 516,171
Walt Disney Co. (The) 4,049 460,776
Warner Bros Discovery, Inc.* 36,577 419,172
2,860,625
Interactive Media & Services — 30.6%
Alphabet, Inc., Class
a
A 5,541 943,522
Alphabet, Inc., Class
a
C 4,515 777,573
Match Group, Inc. 4,114 130,455
Meta Platforms, Inc., Class
a
A 3,115 2,081,443
3,932,993
Media — 15.3%
Charter Communications, Inc.,
Class
a
A* 1,227 446,100
Comcast Corp., Class
a
A 11,689 419,401
Fox Corp., Class
a
A 3,624 208,743
Fox Corp., Class
a
B 2,164 117,008
Interpublic Group of Cos., Inc.
(The) 6,105 167,277
News Corp., Class
a
A 6,210 177,730
News Corp., Class
a
B 1,834 59,202
Omnicom Group, Inc. 3,196 264,501
Paramount Global, Class
a
B 9,748 110,737
1,970,699
Wireless Telecommunication Services — 4.2%
T-Mobile US, Inc. 1,980 533,986
Total Common Stocks
(Cost $9,241,176)
10,316,501
Principal
Amount
Short-Term Investments — 9 .6%
Repurchase Agreements (b) — 9 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,228,100
(Cost $1,227,658) $ 1,227,658
1,227,658
Total Investments — 89.9%
(Cost $10,468,834) 11,544,159
Other assets less liabilities — 10.1% 1,290,181
Net Assets — 100.0% $ 12,834,340
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $259,262.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Swap Agreements
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,711,187 11/6/2026 Bank of America NA 5.33%
S&P Communication Services
Select Sector Index
c
8,310
1,586,741 11/6/2026 BNP Paribas SA 5.58%
S&P Communication Services
Select Sector Index
c
(19,548)
5,214,339 11/6/2026 Goldman Sachs International 5.08%
S&P Communication Services
Select Sector Index
c
(4,140)
907,166 11/6/2026 Societe Generale 5.33%
S&P Communication Services
Select Sector Index
c
(1,546)
2,913,911 11/6/2026 UBS AG 5.13%
S&P Communication Services
Select Sector Index
c
(47,398)
15,333,344 (64,322)
Total Unrealized
Appreciation
8,310
Total Unrealized
Depreciation
(72,632)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER DISCRETIONARY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Investments
Shares Value
Common Stocks (a) — 73 .0%
Automobile Components — 0.4%
Aptiv plc* 963 $ 62,710
BorgWarner, Inc. 897 26,704
89,414
Automobiles — 11.8%
Ford Motor Co. 15,998 152,781
General Motors Co. 4,507 221,429
Tesla, Inc.* 6,646 1,947,145
2,321,355
Broadline Retail — 15.9%
Amazon.com, Inc.* 14,040 2,980,411
eBay, Inc. 1,963 127,085
3,107,496
Distributors — 0.9%
Genuine Parts Co. 570 71,182
LKQ Corp. 1,066 44,974
Pool Corp. 156 54,132
170,288
Hotels, Restaurants & Leisure — 20.5%
Airbnb, Inc., Class
a
A* 1,774 246,355
Booking Holdings, Inc. 133 667,129
Caesars Entertainment, Inc.* 870 28,901
Carnival Corp.* 4,258 101,894
Chipotle Mexican Grill, Inc.,
Class
a
A* 5,584 301,369
Darden Restaurants, Inc. 481 96,421
Domino's Pizza, Inc. 141 69,049
Expedia Group, Inc.* 503 99,574
Hilton Worldwide Holdings, Inc. 999 264,695
Las Vegas Sands Corp. 1,426 63,757
Marriott International, Inc.,
Class
a
A 945 265,025
McDonald's Corp. 2,381 734,134
MGM Resorts International* 927 32,223
Norwegian Cruise Line Holdings
Ltd.* 1,802 40,942
Royal Caribbean Cruises Ltd. 1,013 249,299
Starbucks Corp. 4,646 538,053
Wynn Resorts Ltd. 379 33,852
Yum! Brands, Inc. 1,144 178,887
4,011,559
Household Durables — 3.2%
DR Horton, Inc. 1,195 151,538
Garmin Ltd. 630 144,226
Lennar Corp., Class
a
A 979 117,118
Mohawk Industries, Inc.* 214 25,164
NVR, Inc.* 13 94,193
PulteGroup, Inc. 841 86,858
619,097
Leisure Products — 0.2%
Hasbro, Inc. 537 34,964
Investments
Shares Value
Common Stocks (a) (continued)
Specialty Retail — 16.2%
AutoZone, Inc.* 70 $ 244,511
Best Buy Co., Inc. 801 72,018
CarMax, Inc.* 635 52,686
Home Depot, Inc. (The) 2,364 937,562
Lowe's Cos., Inc. 2,325 578,088
O'Reilly Automotive, Inc.* 237 325,553
Ross Stores, Inc. 1,359 190,695
TJX Cos., Inc. (The) 4,623 576,765
Tractor Supply Co. 2,189 121,161
Ulta Beauty, Inc.* 193 70,708
3,169,747
Textiles, Apparel & Luxury Goods — 3.9%
Deckers Outdoor Corp.* 622 86,682
Lululemon Athletica, Inc.* 463 169,277
NIKE, Inc., Class
a
B 4,880 387,618
Ralph Lauren Corp., Class
a
A 165 44,738
Tapestry, Inc. 956 81,662
769,977
Total Common Stocks
(Cost $13,356,913)
14,293,897
Principal
Amount
Short-Term Investments — 27 .7%
Repurchase Agreements (b) — 20 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,925,352
(Cost $3,923,935) $ 3,923,935
3,923,935
U.S. Treasury Obligations (a) — 7 .7%
U.S. Treasury Bills
4.40%, 4/1/2025 (c)
(Cost $1,494,393) 1,500,000 1,494,880
Total Short-Term Investments
(Cost $5,418,328) 5,418,815
Total Investments — 100.7%
(Cost $18,775,241) 19,712,712
Liabilities in excess of other assets — (0.7%) (128,713)
Net Assets — 100.0% $ 19,583,999
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,519,352.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Swap Agreements
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
5,878,035 11/6/2026 BNP Paribas SA 5.58%
S&P Consumer Discretionary
Select Sector Index
c
(782,570)
9,026,359 11/6/2026 Goldman Sachs International 5.08%
S&P Consumer Discretionary
Select Sector Index
c
(268,643)
5,803,905 11/6/2026 Societe Generale 5.43%
S&P Consumer Discretionary
Select Sector Index
c
(662,135)
4,077,124 11/6/2026 UBS AG 5.13%
S&P Consumer Discretionary
Select Sector Index
c
(377,427)
24,785,423 (2,090,775)
Total Unrealized
Depreciation
(2,090,775)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER STAPLES :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Investments
Shares Value
Common Stocks — 58 .7%
Beverages — 10.8%
Brown-Forman Corp., Class
a
B 481 $ 15,926
Coca-Cola Co. (The) 4,097 291,747
Constellation Brands, Inc.,
Class
a
A 413 72,481
Keurig Dr Pepper, Inc. 3,155 105,756
Molson Coors Beverage Co.,
Class
a
B 462 28,316
Monster Beverage Corp.* 1,850 101,103
PepsiCo, Inc. 1,450 222,531
837,860
Consumer Staples Distribution & Retail — 18.2%
Costco Wholesale Corp. 468 490,750
Dollar General Corp. 581 43,099
Dollar Tree, Inc.* 534 38,907
Kroger Co. (The) 1,759 114,018
Sysco Corp. 1,298 98,051
Target Corp. 1,218 151,324
Walgreens Boots Alliance, Inc. 1,896 20,249
Walmart, Inc. 4,587 452,324
1,408,722
Food Products — 10.4%
Archer-Daniels-Midland Co. 1,263 59,614
Bunge Global SA 369 27,376
Campbell's Co. (The) 519 20,791
Conagra Brands, Inc. 1,261 32,206
General Mills, Inc. 1,467 88,930
Hershey Co. (The) 390 67,357
Hormel Foods Corp. 768 21,988
J M Smucker Co. (The) 281 31,059
Kellanova 710 58,859
Kraft Heinz Co. (The) 2,333 71,646
Lamb Weston Holdings, Inc. 377 19,555
McCormick & Co., Inc.
(Non-Voting) 666 55,018
Mondelez International, Inc.,
Class
a
A 3,197 205,343
Tyson Foods, Inc., Class
a
A 755 46,312
806,054
Household Products — 11.3%
Church & Dwight Co., Inc. 647 71,946
Clorox Co. (The) 327 51,139
Colgate-Palmolive Co. 2,159 196,836
Kimberly-Clark Corp. 881 125,111
Procter & Gamble Co. (The) 2,489 432,688
877,720
Personal Care Products — 2.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 617 44,368
Kenvue, Inc. 5,066 119,558
163,926
Tobacco — 5.9%
Altria Group, Inc. 3,690 206,087
Investments
Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 1,643 $ 255,125
461,212
Total Common Stocks
(Cost $4,955,184)
4,555,494
Principal
Amount
Short-Term Investments — 32 .6%
Repurchase Agreements (a) — 13 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,034,159
(Cost $1,033,786) $ 1,033,786
1,033,786
U.S. Treasury Obligations (b) — 19 .3%
U.S. Treasury Bills
4.31%, 4/1/2025 (c)
(Cost $1,494,479) 1,500,000 1,494,880
Total Short-Term Investments
(Cost $2,528,265) 2,528,666
Total Investments — 91.3%
(Cost $7,483,449) 7,084,160
Other assets less liabilities — 8.7% 674,771
Net Assets — 100.0% $ 7,758,931
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $703,893.
(c) The rate shown was the current yield as of February 28, 2025.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Swap Agreements
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
5,174,013 3/6/2025 Bank of America NA 5.33%
S&P Consumer Staples Select
Sector Index
c
375,690
2,051,663 3/6/2025 Goldman Sachs International 5.08%
S&P Consumer Staples Select
Sector Index
c
(42,312)
1,244,245 3/6/2025 Societe Generale 5.43%
S&P Consumer Staples Select
Sector Index
c
102,274
2,496,874 3/6/2025 UBS AG 5.13%
S&P Consumer Staples Select
Sector Index
c
154,931
10,966,795 590,583
Total Unrealized
Appreciation
632,895
Total Unrealized
Depreciation
(42,312)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA DOW30
~
SM
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Shares Value
Common Stocks (a) — 79 .9%
Aerospace & Defense — 2.0%
Boeing Co. (The)* 52,856 $ 9,230,243
Banks — 3.0%
JPMorgan Chase & Co. 52,856 13,988,340
Beverages — 0.8%
Coca-Cola Co. (The) 52,853 3,763,662
Biotechnology — 3.4%
Amgen, Inc. 52,855 16,282,511
Broadline Retail — 2.4%
Amazon.com, Inc.* 52,857 11,220,484
Capital Markets — 7.0%
Goldman Sachs Group, Inc.
(The) 52,855 32,891,138
Chemicals — 4.1%
Sherwin-Williams Co. (The) 52,855 19,147,781
Communications Equipment — 0.7%
Cisco Systems, Inc. 52,855 3,388,534
Consumer Finance — 3.4%
American Express Co. 52,855 15,907,241
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc. 52,853 5,211,834
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. 52,853 2,277,964
Entertainment — 1.3%
Walt Disney Co. (The) 52,854 6,014,785
Financial Services — 4.1%
Visa, Inc., Class
a
A 52,855 19,171,037
Health Care Providers & Services — 5.3%
UnitedHealth Group, Inc. 52,855 25,104,011
Hotels, Restaurants & Leisure — 3.4%
McDonald's Corp. 52,855 16,296,782
Household Products — 1.9%
Procter & Gamble Co. (The) 52,857 9,188,661
Industrial Conglomerates — 4.1%
3M Co. 52,855 8,198,867
Honeywell International, Inc. 52,857 11,252,727
19,451,594
Insurance — 2.9%
Travelers Cos., Inc. (The) 52,856 13,662,748
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.8%
International Business
Machines Corp. 52,856 $ 13,342,969
Machinery — 3.8%
Caterpillar, Inc. 52,855 18,179,477
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp. 52,857 8,384,177
Pharmaceuticals — 2.9%
Johnson & Johnson 52,856 8,722,297
Merck & Co., Inc. 52,854 4,875,782
13,598,079
Semiconductors & Semiconductor Equipment — 1.4%
NVIDIA Corp. 52,856 6,602,772
Software — 7.8%
Microsoft Corp. 52,855 20,982,906
Salesforce, Inc. 52,855 15,742,862
36,725,768
Specialty Retail — 4.4%
Home Depot, Inc. (The) 52,855 20,962,293
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc. 52,857 12,782,937
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class
a
B 52,853 4,198,114
Total Common Stocks
(Cost $366,782,331)
376,975,936
Principal
Amount
Short-Term Investments — 10 .3%
Repurchase Agreements (b) — 3 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $18,595,454
(Cost $18,588,748) $ 18,588,748
18,588,748

FEBRUARY 28, 2025 (Unaudited) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 6 .4%
U.S. Treasury Bills
4.23%, 4/1/2025 (c) $ 5,000,000 $ 4,982,932
4.24%, 4/3/2025 (c) 25,000,000 24,908,938
Total U.S. Treasury Obligations
(Cost $29,885,781) 29,891,870
Total Short-Term Investments
(Cost $48,474,529) 48,480,618
Total Investments — 90.2%
(Cost $415,256,860) 425,456,554
Other assets less liabilities — 9.8% 46,404,867
Net Assets — 100.0% $ 471,861,421
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,559,540.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
DJIA CBOT E-Mini Index 258 3/21/2025 U.S. Dollar $ 56,616,810 $ (9,793)
Swap Agreements
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
91,145,252 3/6/2026 Bank of America NA 5.43%
Dow Jones Industrial
Average
SM
(3,400,644)
83,955,343 11/6/2025 Barclays Capital 5.28%
Dow Jones Industrial
Average
SM
13,016,984
84,963,683 4/7/2026 BNP Paribas SA 5.58%
Dow Jones Industrial
Average
SM
(1,999,460)
85,226,729 11/6/2025 Citibank NA 5.28%
Dow Jones Industrial
Average
SM
6,275,718
114,597,869 11/6/2025
Morgan Stanley & Co.
International plc 5.18%
SPDR
®
Dow Jones Industrial
Average
SM
ETF Trust 22,773,089
30,381,751 11/6/2026 Societe Generale 5.38%
Dow Jones Industrial
Average
SM
(143,597)
19,859,932 1/26/2026 UBS AG 5.13%
Dow Jones Industrial
Average
SM
2,619,125
510,130,559 39,141,215
Total Unrealized
Appreciation
44,684,916
Total Unrealized
Depreciation
(5,543,701)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ENERGY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Investments
Shares Value
Common Stocks (a) — 72 .5%
Energy Equipment & Services — 6.4%
Baker Hughes Co., Class
a
A 43,155 $ 1,924,281
Halliburton Co. 38,313 1,010,314
Schlumberger NV 61,586 2,565,673
5,500,268
Oil, Gas & Consumable Fuels — 66.1%
APA Corp. 16,134 333,974
Chevron Corp. 62,556 9,922,633
ConocoPhillips 48,417 4,800,545
Coterra Energy, Inc. 32,124 867,027
Devon Energy Corp. 28,649 1,037,667
Diamondback Energy, Inc. 8,149 1,295,365
EOG Resources, Inc. 21,783 2,765,134
EQT Corp. 26,022 1,253,480
Exxon Mobil Corp. 126,905 14,128,334
Hess Corp. 12,054 1,795,323
Kinder Morgan, Inc. 84,294 2,284,367
Marathon Petroleum Corp. 14,016 2,104,923
Occidental Petroleum Corp. 29,465 1,439,070
ONEOK, Inc. 26,982 2,708,723
Phillips 66 18,012 2,335,976
Targa Resources Corp. 9,523 1,920,979
Texas Pacific Land Corp. 822 1,173,775
Valero Energy Corp. 13,808 1,805,120
Williams Cos., Inc. (The) 50,154 2,917,960
56,890,375
Total Common Stocks
(Cost $60,614,909)
62,390,643
Principal
Amount
Short-Term Investments — 29 .6%
Repurchase Agreements (b) — 1 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,387,518
(Cost $1,387,018) $ 1,387,018
1,387,018
U.S. Treasury Obligations (a) — 28 .0%
U.S. Treasury Bills
4.24%, 3/4/2025 (c) 7,500,000 7,499,116
4.27%, 3/6/2025 (c) 8,000,000 7,997,190
4.25%, 4/10/2025 (c) 6,300,000 6,271,884
4.26%, 6/17/2025 (c) 2,400,000 2,370,336
Total U.S. Treasury Obligations
(Cost $24,132,784) 24,138,526
Total Short-Term Investments
(Cost $25,519,802) 25,525,544
Total Investments — 102.1%
(Cost $86,134,711) 87,916,187
Liabilities in excess of other assets — (2.1%) (1,788,301)
Net Assets — 100.0% $ 86,127,886
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,851,078.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Swap Agreements
Ultra Energy had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
44,351,129 11/6/2025 Bank of America NA 5.33%
S&P Energy Select Sector
Index
c
294,922
19,908,805 3/6/2025 BNP Paribas SA 5.58%
S&P Energy Select Sector
Index
c
(1,637,161)
2,981,701 4/7/2025 Citibank NA 5.23%
S&P Energy Select Sector
Index
c
55,835
21,828,335 3/6/2025 Goldman Sachs International 5.08%
S&P Energy Select Sector
Index
c
1,021,610
3,611,383 5/6/2025 Societe Generale 5.43%
S&P Energy Select Sector
Index
c
210,432
17,199,554 5/6/2025 UBS AG 5.13%
S&P Energy Select Sector
Index
c
(2,078,496)
109,880,907 (2,132,858)
Total Unrealized
Appreciation
1,582,799
Total Unrealized
Depreciation
(3,715,657)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FINANCIALS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Shares Value
Common Stocks — 68 .4%
Banks — 17.0%
Bank of America Corp. 589,632 $ 27,182,035
Citigroup, Inc. 167,055 13,356,047
Citizens Financial Group, Inc. 38,926 1,781,643
Fifth Third Bancorp 59,229 2,574,685
Huntington Bancshares, Inc. 128,323 2,113,480
JPMorgan Chase & Co. 248,677 65,812,368
KeyCorp 87,557 1,516,487
M&T Bank Corp. 14,656 2,809,848
PNC Financial Services Group,
Inc. (The) 35,048 6,726,412
Regions Financial Corp. 80,281 1,903,463
Truist Financial Corp. 117,258 5,434,908
US Bancorp 137,796 6,462,633
Wells Fargo & Co. 294,090 23,033,129
160,707,138
Capital Markets — 15.4%
Ameriprise Financial, Inc. 8,570 4,604,661
Bank of New York Mellon Corp.
(The) 64,220 5,712,369
Blackrock, Inc. 12,859 12,573,273
Blackstone, Inc. 63,776 10,278,140
Cboe Global Markets, Inc. 9,248 1,949,478
Charles Schwab Corp. (The) 150,184 11,944,134
CME Group, Inc. 31,830 8,077,499
FactSet Research Systems, Inc. 3,354 1,548,676
Franklin Resources, Inc. 27,292 552,663
Goldman Sachs Group, Inc.
(The) 27,727 17,254,235
Intercontinental Exchange, Inc. 50,717 8,785,706
Invesco Ltd. 39,701 690,400
KKR & Co., Inc. 59,625 8,084,554
MarketAxess Holdings, Inc. 3,331 642,184
Moody's Corp. 13,764 6,936,230
Morgan Stanley 109,570 14,584,863
MSCI, Inc., Class
a
A 6,921 4,086,920
Nasdaq, Inc. 36,553 3,025,857
Northern Trust Corp. 17,509 1,929,842
Raymond James Financial, Inc. 16,160 2,499,467
S&P Global, Inc. 28,045 14,968,738
State Street Corp. 25,892 2,569,263
T. Rowe Price Group, Inc. 19,623 2,074,544
145,373,696
Consumer Finance — 2.9%
American Express Co. 49,157 14,794,291
Capital One Financial Corp. 33,698 6,758,134
Discover Financial Services 22,177 4,328,728
Synchrony Financial 34,390 2,086,785
27,967,938
Financial Services — 22.6%
Apollo Global Management, Inc. 39,482 5,893,478
Berkshire Hathaway, Inc.,
Class
a
B* 161,903 83,190,618
Corpay, Inc.* 6,157 2,259,927
Fidelity National Information
Services, Inc. 47,553 3,381,969
Investments
Shares Value
Common Stocks (continued)
Fiserv, Inc.* 50,250 $ 11,843,423
Global Payments, Inc. 22,479 2,366,589
Jack Henry & Associates, Inc. 6,446 1,118,961
Mastercard, Inc., Class
a
A 72,404 41,727,149
PayPal Holdings, Inc.* 88,555 6,291,833
Visa, Inc., Class
a
A 152,643 55,365,143
213,439,090
Insurance — 10.5%
Aflac, Inc. 44,162 4,834,414
Allstate Corp. (The) 23,389 4,657,919
American International Group,
Inc. 55,098 4,569,828
Aon plc, Class
a
A 19,103 7,815,419
Arch Capital Group Ltd. 33,098 3,075,135
Arthur J Gallagher & Co. 22,037 7,442,776
Assurant, Inc. 4,530 941,742
Brown & Brown, Inc. 20,965 2,485,191
Chubb Ltd. 33,114 9,453,385
Cincinnati Financial Corp. 13,808 2,040,961
Erie Indemnity Co., Class
a
A 2,202 942,610
Everest Group Ltd. 3,797 1,341,176
Globe Life, Inc. 7,411 944,384
Hartford Insurance Group, Inc.
(The) 25,607 3,028,796
Loews Corp. 15,967 1,383,860
Marsh & McLennan Cos., Inc. 43,381 10,317,737
MetLife, Inc. 51,375 4,427,498
Principal Financial Group, Inc. 18,587 1,654,987
Progressive Corp. (The) 51,746 14,592,372
Prudential Financial, Inc. 31,445 3,619,320
Travelers Cos., Inc. (The) 20,051 5,182,983
W R Berkley Corp. 26,593 1,677,486
Willis Towers Watson plc 8,896 3,021,526
99,451,505
Total Common Stocks
(Cost $488,458,082)
646,939,367
Principal
Amount
Short-Term Investments — 21 .2%
Repurchase Agreements (a) — 2 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $25,319,857
(Cost $25,310,724) $ 25,310,724
25,310,724

FEBRUARY 28, 2025 (Unaudited) :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) — 18 .5%
U.S. Treasury Bills
4.24%, 3/20/2025 (c) $ 100,000,000 $ 99,801,194
4.25%, 3/25/2025 (c) 75,000,000 74,806,354
Total U.S. Treasury Obligations
(Cost $174,567,806) 174,607,548
Total Short-Term Investments
(Cost $199,878,530) 199,918,272
Total Investments — 89.6%
(Cost $688,336,612) 846,857,639
Other assets less liabilities — 10.4% 98,582,254
Net Assets — 100.0% $ 945,439,893
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $79,299,687.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra Financials had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
118,656,577 11/6/2026 Bank of America NA 5.43%
S&P Financial Select Sector
Index
c
5,110,715
186,924,524 3/6/2026 Barclays Capital 5.28%
S&P Financial Select Sector
Index
c
30,963,383
113,487,985 11/6/2026 BNP Paribas SA 5.58%
S&P Financial Select Sector
Index
c
7,074,743
86,503,233 11/6/2026 Citibank NA 5.33%
S&P Financial Select Sector
Index
c
963,034
111,785,254 11/6/2026 Goldman Sachs International 5.08%
S&P Financial Select Sector
Index
c
2,943,162
365,848,140 11/6/2026 J.P. Morgan Securities 5.18%
S&P Financial Select Sector
Index
c
29,782,722
56,878,283 11/6/2026 Societe Generale 5.63%
S&P Financial Select Sector
Index
c
2,091,056
201,282,723 4/6/2026 UBS AG 5.13%
S&P Financial Select Sector
Index
c
16,431,690
1,241,366,719 95,360,505
Total Unrealized
Appreciation
95,360,505
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FTSE CHINA 50 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

XPP
::
Investments
Principal
Amount Value
Short-Term Investments — 90 .0%
Repurchase Agreements (a) — 34 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $6,724,532
(Cost $6,722,107) $ 6,722,107
$ 6,722,107
U.S. Treasury Obligations (b) — 55 .8%
U.S. Treasury Bills
4.38%, 4/1/2025 (c) 8,500,000 8,470,985
4.24%, 4/3/2025 (c) 2,500,000 2,490,894
Total U.S. Treasury Obligations
(Cost $10,958,730) 10,961,879
Total Short-Term Investments
(Cost $17,680,837) 17,683,986
Total Investments — 90.0%
(Cost $17,680,837) 17,683,986
Other assets less liabilities — 10.0% 1,955,497
Net Assets — 100.0% $ 19,639,483
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,266,150.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,881,189 4/10/2025 Bank of America NA 5.33% iShares
®
China Large-Cap ETF
c
811,902
7,908,777 11/13/2025 Citibank NA 3.78% iShares
®
China Large-Cap ETF
c
1,208,571
9,479,219 3/6/2025 Goldman Sachs International 4.63% iShares
®
China Large-Cap ETF
c
(1,984,937)
86,395 11/13/2025
Morgan Stanley & Co.
International plc 5.03% iShares
®
China Large-Cap ETF
c
12,921
5,398,477 11/6/2026 Societe Generale 5.28% iShares
®
China Large-Cap ETF
c
1,080,698
12,397,280 11/4/2025 UBS AG 4.93% iShares
®
China Large-Cap ETF
c
(1,047,072)
39,151,337 82,083
Total Unrealized
Appreciation
3,114,092
Total Unrealized
Depreciation
(3,032,009)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
Investments
Principal
Amount Value
Short-Term Investments — 66 .5%
Repurchase Agreements (a) — 54 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $2,350,675
(Cost $2,349,826) $ 2,349,826
$ 2,349,826
U.S. Treasury Obligations (b) — 11 .7%
U.S. Treasury Bills
4.26%, 3/18/2025 (c)
(Cost $498,998) 500,000 499,111
Total Short-Term Investments
(Cost $2,848,824) 2,848,937
Total Investments — 66.5%
(Cost $2,848,824) 2,848,937
Other assets less liabilities — 33.5% 1,435,726
Net Assets — 100.0% $ 4,284,663
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $405,283.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
687,554 4/10/2025 Bank of America NA 5.33%
Vanguard
®
FTSE Europe ETF
Shares
c
152,225
3,904,431 11/13/2025 Citibank NA 4.73%
Vanguard
®
FTSE Europe ETF
Shares
c
281,495
1,217,643 3/6/2025 Goldman Sachs International 4.83%
Vanguard
®
FTSE Europe ETF
Shares
c
(43,767)
27,604 11/13/2025
Morgan Stanley & Co.
International plc 5.03%
Vanguard
®
FTSE Europe ETF
Shares
c
1,964
1,594,897 11/6/2026 Societe Generale 4.68%
Vanguard
®
FTSE Europe ETF
Shares
c
95,953
1,098,025 3/6/2025 UBS AG 3.83%
Vanguard
®
FTSE Europe ETF
Shares
c
172,638
8,530,154 660,508
Total Unrealized
Appreciation
704,275
Total Unrealized
Depreciation
(43,767)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA HEALTH CARE :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Investments
Shares Value
Common Stocks — 70 .3%
Biotechnology — 11.9%
AbbVie, Inc. 19,636 $ 4,104,513
Amgen, Inc. 5,973 1,840,042
Biogen, Inc.* 1,620 227,610
Gilead Sciences, Inc. 13,850 1,583,194
Incyte Corp.* 1,777 130,610
Moderna, Inc.* 3,764 116,533
Regeneron Pharmaceuticals,
Inc. 1,169 816,827
Vertex Pharmaceuticals, Inc.* 2,862 1,373,159
10,192,488
Health Care Equipment & Supplies — 16.0%
Abbott Laboratories 19,273 2,659,867
Align Technology, Inc.* 779 145,696
Baxter International, Inc. 5,672 195,741
Becton Dickinson & Co. 3,211 724,177
Boston Scientific Corp.* 16,379 1,699,976
Cooper Cos., Inc. (The)* 2,214 200,101
Dexcom, Inc.* 4,340 383,526
Edwards Lifesciences Corp.* 6,554 469,398
GE HealthCare Technologies,
Inc. 5,077 443,476
Hologic, Inc.* 2,580 163,546
IDEXX Laboratories, Inc.* 910 397,770
Insulet Corp.* 779 212,098
Intuitive Surgical, Inc.* 3,957 2,267,955
Medtronic plc 14,252 1,311,469
ResMed, Inc. 1,631 380,871
Solventum Corp.* 1,535 122,416
STERIS plc 1,098 240,747
Stryker Corp. 3,812 1,472,156
Teleflex, Inc. 516 68,499
Zimmer Biomet Holdings, Inc. 2,211 230,652
13,790,137
Health Care Providers & Services — 13.7%
Cardinal Health, Inc. 2,689 348,172
Cencora, Inc. 1,948 493,896
Centene Corp.* 5,609 326,219
Cigna Group (The) 3,090 954,346
CVS Health Corp. 13,983 918,963
DaVita, Inc.* 501 74,088
Elevance Health, Inc. 2,576 1,022,363
HCA Healthcare, Inc. 2,027 620,870
Henry Schein, Inc.* 1,386 100,028
Humana, Inc. 1,339 362,092
Labcorp Holdings, Inc. 929 233,216
McKesson Corp. 1,410 902,767
Molina Healthcare, Inc.* 636 191,512
Quest Diagnostics, Inc. 1,241 214,569
UnitedHealth Group, Inc. 10,227 4,857,416
Universal Health Services, Inc.,
Class
a
B 652 114,263
11,734,780
Life Sciences Tools & Services — 6.5%
Agilent Technologies, Inc. 3,192 408,321
Bio-Techne Corp. 1,766 109,051
Investments
Shares Value
Common Stocks (continued)
Charles River Laboratories
International, Inc.* 567 $ 93,731
Danaher Corp. 7,144 1,484,237
IQVIA Holdings, Inc.* 1,916 361,741
Mettler-Toledo International,
Inc.* 235 299,089
Revvity, Inc. 1,353 151,739
Thermo Fisher Scientific, Inc. 4,251 2,248,609
Waters Corp.* 659 248,667
West Pharmaceutical Services,
Inc. 804 186,801
5,591,986
Pharmaceuticals — 22.2%
Bristol-Myers Squibb Co. 22,537 1,343,656
Eli Lilly & Co. 8,755 8,060,116
Johnson & Johnson 26,764 4,416,595
Merck & Co., Inc. 28,109 2,593,055
Pfizer, Inc. 62,973 1,664,377
Viatris, Inc. 13,264 122,427
Zoetis, Inc., Class
a
A 5,014 838,541
19,038,767
Total Common Stocks
(Cost $55,331,991)
60,348,158
Principal
Amount
Short-Term Investments — 19 .9%
Repurchase Agreements (a) — 12 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $11,051,552
(Cost $11,047,567) $ 11,047,567
11,047,567
U.S. Treasury Obligations (b) — 7 .0%
U.S. Treasury Bills
4.26%, 3/11/2025 (c) 1,500,000 1,498,575
4.27%, 4/1/2025 (c) 4,000,000 3,986,346
4.25%, 4/10/2025 (c) 600,000 597,322
Total U.S. Treasury Obligations
(Cost $6,080,780) 6,082,243
Total Short-Term Investments
(Cost $17,128,347) 17,129,810
Total Investments — 90.2%
(Cost $72,460,338) 77,477,968
Other assets less liabilities — 9.8% 8,373,149
Net Assets — 100.0% $ 85,851,117
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,611,720.
(c) The rate shown was the current yield as of February 28, 2025.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Swap Agreements
Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
36,786,726 3/6/2025 Bank of America NA 5.38%
S&P Health Care Select Sector
Index
c
249,777
9,588,639 3/6/2025 BNP Paribas SA 5.58%
S&P Health Care Select Sector
Index
c
1,377,140
4,369,956 4/7/2025 Citibank NA 5.28%
S&P Health Care Select Sector
Index
c
96,008
10,538,420 3/6/2025 Goldman Sachs International 5.08%
S&P Health Care Select Sector
Index
c
525,601
10,018,116 3/6/2025 Societe Generale 5.53%
S&P Health Care Select Sector
Index
c
1,662,941
39,794,265 3/6/2025 UBS AG 4.83%
S&P Health Care Select Sector
Index
c
4,469,276
111,096,122 8,380,743
Total Unrealized
Appreciation
8,380,743
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA HIGH YIELD :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .9%
Repurchase Agreements (a) — 51 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $8,550,598
(Cost $8,547,516) $ 8,547,516
$ 8,547,516
U.S. Treasury Obligations (b) — 36 .2%
U.S. Treasury Bills
4.24%, 4/3/2025 (c)
(Cost $5,976,928) 6,000,000 5,978,145
Total Short-Term Investments
(Cost $14,524,444) 14,525,661
Total Investments — 87.9%
(Cost $14,524,444) 14,525,661
Other assets less liabilities — 12.1% 2,006,550
Net Assets — 100.0% $ 16,532,211
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,467,165.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
3,564,912 3/6/2026 BNP Paribas SA 4.33%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
286,844
5,988,294 3/6/2025 Citibank NA 4.28%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
772,167
18,636,149 11/6/2026 Goldman Sachs International 3.33%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
93,287
4,831,594 1/26/2026 UBS AG 5.13%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
242,446
33,020,949 1,394,744
Total Unrealized
Appreciation
1,394,744
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks (a) — 68 .2%
Aerospace & Defense — 16.0%
Axon Enterprise, Inc.* 274 $ 144,795
Boeing Co. (The)* 2,835 495,076
General Dynamics Corp. 980 247,548
General Electric Co. 4,105 849,653
Howmet Aerospace, Inc. 1,541 210,501
Huntington Ingalls Industries,
Inc. 147 25,810
L3Harris Technologies, Inc. 720 148,399
Lockheed Martin Corp. 801 360,746
Northrop Grumman Corp. 521 240,567
RTX Corp. 5,050 671,599
Textron, Inc. 703 52,535
TransDigm Group, Inc. 213 291,214
3,738,443
Air Freight & Logistics — 2.8%
CH Robinson Worldwide, Inc. 447 45,424
Expeditors International of
Washington, Inc. 530 62,201
FedEx Corp. 853 224,254
United Parcel Service, Inc.,
Class
a
B 2,774 330,189
662,068
Building Products — 4.3%
A O Smith Corp. 452 30,049
Allegion plc 329 42,345
Builders FirstSource, Inc.* 438 60,878
Carrier Global Corp. 3,166 205,157
Johnson Controls International
plc 2,535 217,148
Lennox International, Inc. 121 72,727
Masco Corp. 819 61,572
Trane Technologies plc 854 302,060
991,936
Commercial Services & Supplies — 4.8%
Cintas Corp. 1,300 269,750
Copart, Inc.* 3,326 182,265
Republic Services, Inc., Class
a
A 773 183,216
Rollins, Inc. 1,066 55,848
Veralto Corp. 939 93,675
Waste Management, Inc. 1,385 322,400
1,107,154
Construction & Engineering — 0.6%
Quanta Services, Inc. 560 145,393
Electrical Equipment — 6.2%
AMETEK, Inc. 877 166,016
Eaton Corp. plc 1,498 439,394
Emerson Electric Co. 2,162 262,921
GE Vernova, Inc. 1,046 350,598
Generac Holdings, Inc.* 227 30,906
Hubbell, Inc., Class
a
B 203 75,433
Rockwell Automation, Inc. 429 123,187
1,448,455
Investments
Shares Value
Common Stocks (a) (continued)
Ground Transportation — 7.7%
CSX Corp. 7,317 $ 234,217
JB Hunt Transport Services,
Inc. 302 48,680
Norfolk Southern Corp. 860 211,345
Old Dominion Freight Line, Inc. 712 125,668
Uber Technologies, Inc.* 7,988 607,168
Union Pacific Corp. 2,299 567,140
1,794,218
Industrial Conglomerates — 3.6%
3M Co. 2,066 320,478
Honeywell International, Inc. 2,466 524,987
845,465
Machinery — 13.3%
Caterpillar, Inc. 1,831 629,772
Cummins, Inc. 521 191,822
Deere & Co. 965 463,962
Dover Corp. 521 103,559
Fortive Corp. 1,317 104,754
IDEX Corp. 286 55,578
Illinois Tool Works, Inc. 1,020 269,260
Ingersoll Rand, Inc. 1,529 129,629
Nordson Corp. 206 43,320
Otis Worldwide Corp. 1,515 151,167
PACCAR, Inc. 1,989 213,300
Parker-Hannifin Corp. 488 326,233
Pentair plc 626 58,969
Snap-on, Inc. 199 67,893
Stanley Black & Decker, Inc. 585 50,620
Westinghouse Air Brake
Technologies Corp. 651 120,669
Xylem, Inc. 921 120,550
3,101,057
Passenger Airlines — 1.4%
Delta Air Lines, Inc. 2,432 146,212
Southwest Airlines Co. 2,277 70,724
United Airlines Holdings, Inc.* 1,247 116,981
333,917
Professional Services — 5.4%
Automatic Data Processing, Inc. 1,545 486,953
Broadridge Financial Solutions,
Inc. 442 106,619
Dayforce, Inc.* 599 37,132
Equifax, Inc. 471 115,489
Jacobs Solutions, Inc. 472 60,468
Leidos Holdings, Inc. 507 65,895
Paychex, Inc. 1,216 184,431
Paycom Software, Inc. 185 40,602
Verisk Analytics, Inc., Class
a
A 536 159,144
1,256,733
Trading Companies & Distributors — 2.1%
Fastenal Co. 2,173 164,561
United Rentals, Inc. 249 159,938

ULTRA INDUSTRIALS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks (a) (continued)
WW Grainger, Inc. 168 $ 171,563
496,062
Total Common Stocks
(Cost $14,710,874)
15,920,901
Principal
Amount
Short-Term Investments — 19 .5%
Repurchase Agreements (b) — 17 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,056,586
(Cost $4,055,123) $ 4,055,123
4,055,123
U.S. Treasury Obligations (a) — 2 .1%
U.S. Treasury Bills
4.26%, 4/1/2025 (c)
(Cost $498,178) 500,000 498,293
Total Short-Term Investments
(Cost $4,553,301) 4,553,416
Total Investments — 87.7%
(Cost $19,264,175) 20,474,317
Other assets less liabilities — 12.3% 2,882,889
Net Assets — 100.0% $ 23,357,206
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,634,146.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
7,091,122 11/6/2026 Bank of America NA 5.38%
S&P Industrials Select Sector
Index
c
(133,009)
4,797,461 11/6/2026 BNP Paribas SA 5.58%
S&P Industrials Select Sector
Index
c
(101,552)
6,578,826 3/6/2025 Goldman Sachs International 5.08%
S&P Industrials Select Sector
Index
c
663,950
5,043,308 3/6/2025 Societe Generale 5.43%
S&P Industrials Select Sector
Index
c
850,292
7,168,036 11/6/2026 UBS AG 5.13%
S&P Industrials Select Sector
Index
c
(185,728)
30,678,753 1,093,953
Total Unrealized
Appreciation
1,514,242
Total Unrealized
Depreciation
(420,289)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Investments
Shares Value
Common Stocks — 73 .1%
Chemicals — 48.7%
Air Products and Chemicals,
Inc. 6,035 $ 1,907,965
Albemarle Corp. 3,190 245,726
Celanese Corp., Class
a
A 2,966 151,088
CF Industries Holdings, Inc. 4,724 382,739
Corteva, Inc. 18,666 1,175,585
Dow, Inc. 19,016 724,700
DuPont de Nemours, Inc. 11,351 928,171
Eastman Chemical Co. 3,152 308,423
Ecolab, Inc. 6,846 1,841,642
FMC Corp. 3,390 125,091
International Flavors &
Fragrances, Inc. 6,944 568,089
Linde plc 12,932 6,039,891
LyondellBasell Industries NV,
Class
a
A 7,056 542,112
Mosaic Co. (The) 8,628 206,382
PPG Industries, Inc. 6,302 713,512
Sherwin-Williams Co. (The) 6,294 2,280,127
18,141,243
Construction Materials — 4.5%
Martin Marietta Materials, Inc. 1,662 802,979
Vulcan Materials Co. 3,591 888,090
1,691,069
Containers & Packaging — 8.7%
Amcor plc(a) 39,258 397,291
Avery Dennison Corp. 2,181 409,963
Ball Corp. 8,108 427,210
International Paper Co. 14,112 795,211
Packaging Corp. of America 2,423 516,317
Smurfit WestRock plc 13,426 699,092
3,245,084
Metals & Mining — 11.2%
Freeport-McMoRan, Inc. 39,028 1,440,523
Newmont Corp. 30,918 1,324,527
Nucor Corp. 6,376 876,509
Steel Dynamics, Inc. 3,843 519,074
4,160,633
Total Common Stocks
(Cost $27,092,586)
27,238,029
Securities Lending Reinvestments (b) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $364,109) 364,109 364,109
Investments
Principal
Amount Value
Short-Term Investments — 12 .6%
Repurchase Agreements (d) — 1 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $460,212
(Cost $460,045) $ 460,045
$ 460,045
U.S. Treasury Obligations (e) — 11 .4%
U.S. Treasury Bills
4.27%, 3/6/2025 (f) 2,000,000 1,999,298
4.25%, 4/10/2025 (f) 250,000 248,884
4.26%, 6/17/2025 (f) 2,000,000 1,975,280
Total U.S. Treasury Obligations
(Cost $4,222,428) 4,223,462
Total Short-Term Investments
(Cost $4,682,473) 4,683,507
Total Investments — 86.7%
(Cost $32,139,168) 32,285,645
Other assets less liabilities — 13.3% 4,937,868
Net Assets — 100.0% $ 37,223,513
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $350,931, collateralized in the form of cash with a value of $364,109 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $364,109.
(c) Rate shown is the 7-day yield as of February 28, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,240,031.
(f) The rate shown was the current yield as of February 28, 2025.

ULTRA MATERIALS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Swap Agreements
Ultra Materials had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
16,930,260 3/6/2025 Bank of America NA 5.38%
S&P Materials Select Sector
Index
c
853,042
8,466,073 3/6/2025 BNP Paribas SA 5.58%
S&P Materials Select Sector
Index
c
227,668
9,723,167 3/6/2025 Goldman Sachs International 5.08%
S&P Materials Select Sector
Index
c
(192,942)
5,148,058 3/6/2025 Societe Generale 5.43%
S&P Materials Select Sector
Index
c
1,380,748
6,898,944 3/6/2025 UBS AG 5.13%
S&P Materials Select Sector
Index
c
865,136
47,166,502 3,133,652
Total Unrealized
Appreciation
3,326,594
Total Unrealized
Depreciation
(192,942)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks — 78 .1%
Aerospace & Defense — 1.0%
BWX Technologies, Inc. 3,527 $ 366,702
Curtiss-Wright Corp. 1,463 470,589
Hexcel Corp. 3,124 197,968
Woodward, Inc. 2,301 434,877
1,470,136
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 4,608 181,647
Automobile Components — 0.6%
Autoliv, Inc. 2,794 271,996
Gentex Corp. 8,771 213,311
Goodyear Tire & Rubber Co.
(The)* 10,987 103,827
Lear Corp. 2,094 196,815
Visteon Corp.* 1,064 92,270
878,219
Automobiles — 0.2%
Harley-Davidson, Inc. 4,419 113,833
Thor Industries, Inc. 2,048 203,551
317,384
Banks — 5.4%
Associated Banc-Corp. 6,205 154,194
Bank OZK 4,069 195,353
Cadence Bank 7,056 233,977
Columbia Banking System, Inc. 8,080 215,978
Comerica, Inc. 5,072 326,282
Commerce Bancshares, Inc. 4,726 307,426
Cullen/Frost Bankers, Inc. 2,473 338,875
East West Bancorp, Inc. 5,347 504,917
First Financial Bankshares, Inc. 4,960 186,794
First Horizon Corp. 20,443 440,342
Flagstar Financial, Inc. 11,686 140,232
FNB Corp. 13,866 205,771
Glacier Bancorp, Inc. 4,372 213,529
Hancock Whitney Corp. 3,318 189,557
Home BancShares, Inc. 7,128 213,484
International Bancshares Corp. 2,062 138,154
Old National Bancorp 12,301 292,149
Pinnacle Financial Partners, Inc. 2,951 337,181
Prosperity Bancshares, Inc. 3,674 282,016
SouthState Corp. 3,782 381,226
Synovus Financial Corp. 5,463 283,420
Texas Capital Bancshares, Inc.* 1,782 141,063
UMB Financial Corp. 2,605 287,410
United Bankshares, Inc. 5,203 188,036
Valley National Bancorp 18,308 180,151
Webster Financial Corp. 6,610 372,275
Western Alliance Bancorp 4,206 365,586
Wintrust Financial Corp. 2,563 319,017
Zions Bancorp NA 5,696 307,812
7,742,207
Investments
Shares Value
Common Stocks (continued)
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 331 $ 80,688
Celsius Holdings, Inc.* 6,072 155,990
Coca-Cola Consolidated, Inc. 227 321,686
558,364
Biotechnology — 2.1%
BioMarin Pharmaceutical, Inc.* 7,350 523,026
Cytokinetics, Inc.* 4,551 209,346
Exelixis, Inc.* 11,013 426,093
Halozyme Therapeutics, Inc.* 4,906 290,190
Neurocrine Biosciences, Inc.* 3,904 463,483
Roivant Sciences Ltd.* 16,568 177,940
Sarepta Therapeutics, Inc.* 3,683 393,160
United Therapeutics Corp.* 1,721 550,806
3,034,044
Broadline Retail — 0.3%
Macy's, Inc. 10,695 153,473
Nordstrom, Inc. 3,737 90,772
Ollie's Bargain Outlet Holdings,
Inc.* 2,366 244,905
489,150
Building Products — 1.9%
AAON, Inc. 2,601 199,757
Advanced Drainage Systems,
Inc. 2,721 303,092
Carlisle Cos., Inc. 1,742 593,604
Fortune Brands Innovations,
Inc. 4,790 310,009
Owens Corning 3,308 509,564
Simpson Manufacturing Co.,
Inc. 1,626 267,315
Trex Co., Inc.* 4,132 254,903
UFP Industries, Inc. 2,342 250,594
2,688,838
Capital Markets — 2.9%
Affiliated Managers Group, Inc. 1,166 199,211
Carlyle Group, Inc. (The) 8,144 405,897
Evercore, Inc., Class
a
A 1,365 330,057
Federated Hermes, Inc.,
Class
a
B 3,004 116,405
Hamilton Lane, Inc., Class
a
A 1,610 251,675
Houlihan Lokey, Inc., Class
a
A 2,066 358,141
Interactive Brokers Group, Inc.,
Class
a
A 4,199 858,276
Janus Henderson Group plc 4,905 206,991
Jefferies Financial Group, Inc. 6,260 414,412
Morningstar, Inc. 1,041 326,582
SEI Investments Co. 3,777 302,349
Stifel Financial Corp. 3,948 419,238
4,189,234
Chemicals — 1.5%
Arcadium Lithium plc* 41,480 242,243
Ashland, Inc. 1,884 114,585

ULTRA MIDCAP400 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (continued)
Avient Corp. 3,523 $ 150,679
Axalta Coating Systems Ltd.* 8,409 304,490
Cabot Corp. 2,112 181,632
Chemours Co. (The) 5,762 86,142
NewMarket Corp. 296 168,752
Olin Corp. 4,504 114,357
RPM International, Inc. 4,963 614,866
Scotts Miracle-Gro Co. (The) 1,643 96,230
Westlake Corp. 1,290 144,867
2,218,843
Commercial Services & Supplies — 1.3%
Brink's Co. (The) 1,684 158,363
Clean Harbors, Inc.* 1,954 417,277
MSA Safety, Inc. 1,515 248,005
RB Global, Inc. 7,112 728,127
Tetra Tech, Inc. 10,324 301,358
1,853,130
Communications Equipment — 0.4%
Ciena Corp.* 5,568 443,046
Lumentum Holdings, Inc.* 2,649 186,304
629,350
Construction & Engineering — 1.8%
AECOM 5,170 517,259
Comfort Systems USA, Inc. 1,368 497,035
EMCOR Group, Inc. 1,774 725,406
Fluor Corp.* 6,614 251,530
MasTec, Inc.* 2,374 310,021
Valmont Industries, Inc. 773 269,290
2,570,541
Construction Materials — 0.3%
Eagle Materials, Inc. 1,293 292,490
Knife River Corp.* 2,183 208,869
501,359
Consumer Finance — 0.6%
Ally Financial, Inc. 10,578 392,444
FirstCash Holdings, Inc. 1,501 168,532
SLM Corp. 8,189 247,226
808,202
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings,
Inc.* 5,114 517,844
Casey's General Stores, Inc. 1,431 592,735
Maplebear, Inc.* 6,226 255,826
Performance Food Group Co.* 6,008 511,521
Sprouts Farmers Market, Inc.* 3,856 572,230
US Foods Holding Corp.* 8,982 643,830
3,093,986
Containers & Packaging — 1.3%
AptarGroup, Inc. 2,565 376,414
Berry Global Group, Inc. 4,419 318,919
Crown Holdings, Inc. 4,557 408,444
Graphic Packaging Holding Co. 11,575 308,821
Investments
Shares Value
Common Stocks (continued)
Greif, Inc., Class
a
A 996 $ 57,031
Silgan Holdings, Inc. 3,131 170,045
Sonoco Products Co. 3,788 181,142
1,820,816
Diversified Consumer Services — 1.1%
Duolingo, Inc., Class
a
A* 1,461 455,934
Graham Holdings Co., Class
a
B 131 128,874
Grand Canyon Education, Inc.* 1,108 199,241
H&R Block, Inc. 5,284 288,031
Service Corp. International 5,577 451,737
1,523,817
Diversified REITs — 0.4%
WP Carey, Inc., REIT 8,440 541,932
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 8,547 307,606
Iridium Communications, Inc. 4,389 138,517
446,123
Electric Utilities — 0.8%
ALLETE, Inc. 2,230 146,488
IDACORP, Inc. 2,054 242,187
OGE Energy Corp. 7,749 358,624
Portland General Electric Co. 4,072 182,548
TXNM Energy, Inc. 3,479 181,778
1,111,625
Electrical Equipment — 1.1%
Acuity Brands, Inc. 1,178 350,019
EnerSys 1,536 155,889
NEXTracker, Inc., Class
a
A* 5,540 243,871
nVent Electric plc 6,356 383,521
Regal Rexnord Corp. 2,554 330,487
Sensata Technologies Holding
plc 5,766 166,349
1,630,136
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc.* 2,028 219,166
Avnet, Inc. 3,352 169,410
Belden, Inc. 1,555 171,097
Cognex Corp. 6,613 216,906
Coherent Corp.* 5,964 448,433
Crane NXT Co. 1,898 105,946
Fabrinet* 1,399 279,870
Flex Ltd.* 14,955 566,645
IPG Photonics Corp.* 1,034 60,169
Littelfuse, Inc. 956 221,897
Novanta, Inc.* 1,385 200,327
TD SYNNEX Corp. 2,923 401,883
Vontier Corp. 5,792 216,331
3,278,080
Energy Equipment & Services — 0.5%
ChampionX Corp. 7,345 218,881
NOV, Inc. 15,003 223,845

FEBRUARY 28, 2025 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (continued)
Valaris Ltd.* 2,529 $ 90,285
Weatherford International plc 2,803 173,534
706,545
Entertainment — 0.4%
TKO Group Holdings, Inc.,
Class
a
A* 2,565 386,392
Warner Music Group Corp.,
Class
a
A 5,460 184,002
570,394
Financial Services — 1.5%
Equitable Holdings, Inc. 12,093 665,357
Essent Group Ltd. 4,096 236,012
Euronet Worldwide, Inc.* 1,592 163,116
MGIC Investment Corp. 9,771 240,464
Shift4 Payments, Inc., Class
a
A* 2,647 261,391
Voya Financial, Inc. 3,710 268,085
Western Union Co. (The) 13,026 141,072
WEX, Inc.* 1,534 240,991
2,216,488
Food Products — 0.8%
Darling Ingredients, Inc.* 6,133 221,340
Flowers Foods, Inc. 7,561 141,693
Ingredion, Inc. 2,512 328,093
Lancaster Colony Corp. 744 142,219
Pilgrim's Pride Corp.* 1,554 84,522
Post Holdings, Inc.* 1,826 207,269
1,125,136
Gas Utilities — 0.9%
National Fuel Gas Co. 3,523 264,930
New Jersey Resources Corp. 3,824 185,005
ONE Gas, Inc. 2,184 164,127
Southwest Gas Holdings, Inc. 2,324 174,416
Spire, Inc. 2,227 171,167
UGI Corp. 8,279 282,811
1,242,456
Ground Transportation — 1.3%
Avis Budget Group, Inc.* 650 51,357
Knight-Swift Transportation
Holdings, Inc., Class
a
A 6,243 314,897
Landstar System, Inc. 1,362 216,286
Ryder System, Inc. 1,631 268,251
Saia, Inc.* 1,026 420,085
XPO, Inc.* 4,488 551,844
1,822,720
Health Care Equipment & Supplies — 1.3%
DENTSPLY SIRONA, Inc. 7,666 126,872
Envista Holdings Corp.* 6,635 132,568
Globus Medical, Inc., Class
a
A* 4,385 352,203
Haemonetics Corp.* 1,938 126,939
Lantheus Holdings, Inc.* 2,681 251,532
LivaNova plc* 2,094 87,173
Masimo Corp.* 1,713 323,363
Neogen Corp.* 7,604 76,420
Investments
Shares Value
Common Stocks (continued)
Penumbra, Inc.* 1,480 $ 422,451
1,899,521
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.* 3,583 107,418
Amedisys, Inc.* 1,264 116,288
Chemed Corp. 578 347,262
Encompass Health Corp. 3,885 389,044
Ensign Group, Inc. (The) 2,193 283,226
HealthEquity, Inc.* 3,368 369,672
Option Care Health, Inc.* 6,565 219,927
Tenet Healthcare Corp.* 3,667 464,206
2,297,043
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 13,664 234,064
Omega Healthcare Investors,
Inc., REIT 10,411 383,541
Sabra Health Care REIT, Inc. 9,124 151,550
769,155
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 4,941 348,341
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 7,959 97,737
Hotels, Restaurants & Leisure — 2.6%
Aramark 10,159 376,391
Boyd Gaming Corp. 2,556 194,921
Choice Hotels International,
Inc.(a) 862 123,516
Churchill Downs, Inc. 2,834 335,829
Hilton Grand Vacations, Inc.* 2,393 102,660
Hyatt Hotels Corp., Class
a
A 1,631 229,889
Light & Wonder, Inc.* 3,405 379,589
Marriott Vacations Worldwide
Corp. 1,239 93,470
Planet Fitness, Inc., Class
a
A* 3,246 300,417
Texas Roadhouse, Inc., Class
a
A 2,573 473,664
Travel + Leisure Co. 2,637 147,197
Vail Resorts, Inc. 1,444 229,582
Wendy's Co. (The) 6,602 102,331
Wingstop, Inc. 1,127 264,597
Wyndham Hotels & Resorts,
Inc. 3,000 324,990
3,679,043
Household Durables — 1.3%
KB Home 2,716 165,676
Somnigroup International, Inc. 6,696 427,740
Taylor Morrison Home Corp.,
Class
a
A* 3,990 245,944
Toll Brothers, Inc. 3,894 434,726
TopBuild Corp.* 1,131 346,527
Whirlpool Corp. 2,126 216,406
1,837,019

ULTRA MIDCAP400 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 2,225 $ 155,394
Industrial REITs — 0.9%
EastGroup Properties, Inc.,
REIT 1,907 348,695
First Industrial Realty Trust, Inc.,
REIT 5,104 291,336
Rexford Industrial Realty, Inc.,
REIT 8,560 353,699
STAG Industrial, Inc., REIT 7,027 252,832
1,246,562
Insurance — 3.7%
American Financial Group, Inc. 2,783 351,437
Brighthouse Financial, Inc.* 2,288 135,701
CNO Financial Group, Inc. 3,980 165,926
Fidelity National Financial, Inc. 10,024 646,849
First American Financial Corp. 3,972 260,921
Hanover Insurance Group, Inc.
(The) 1,390 237,037
Kemper Corp. 2,321 156,853
Kinsale Capital Group, Inc. 855 369,232
Old Republic International
Corp. 8,995 346,397
Primerica, Inc. 1,287 373,230
Reinsurance Group of America,
Inc. 2,540 514,833
RenaissanceRe Holdings Ltd. 2,003 475,953
RLI Corp. 3,216 244,705
Ryan Specialty Holdings, Inc.,
Class
a
A 4,103 287,169
Selective Insurance Group, Inc. 2,345 201,776
Unum Group 6,479 533,157
5,301,176
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 10,459 121,952
IT Services — 0.3%
ASGN, Inc.* 1,704 114,815
Kyndryl Holdings, Inc.* 8,958 341,121
455,936
Leisure Products — 0.4%
Brunswick Corp. 2,544 154,802
Mattel, Inc.* 12,992 276,730
Polaris, Inc. 2,021 90,783
YETI Holdings, Inc.* 3,272 116,614
638,929
Life Sciences Tools & Services — 1.5%
Avantor, Inc.* 26,245 438,291
Bio-Rad Laboratories, Inc.,
Class
a
A* 743 197,014
Bruker Corp. 4,269 201,582
Illumina, Inc.* 6,116 542,734
Medpace Holdings, Inc.* 983 321,756
Investments
Shares Value
Common Stocks (continued)
Repligen Corp.* 2,009 $ 319,953
Sotera Health Co.* 5,897 73,536
2,094,866
Machinery — 4.1%
AGCO Corp. 2,390 231,758
Chart Industries, Inc.* 1,622 309,072
CNH Industrial NV 33,714 434,236
Crane Co. 1,875 305,606
Donaldson Co., Inc. 4,619 319,127
Esab Corp. 2,190 274,407
Flowserve Corp. 5,066 278,833
Graco, Inc. 6,511 566,913
ITT, Inc. 3,143 443,917
Lincoln Electric Holdings, Inc. 2,175 449,551
Middleby Corp. (The)* 2,075 343,226
Mueller Industries, Inc. 4,385 351,589
Oshkosh Corp. 2,510 256,773
RBC Bearings, Inc.* 1,205 432,836
Terex Corp. 2,576 104,843
Timken Co. (The) 2,462 199,422
Toro Co. (The) 3,958 317,471
Watts Water Technologies, Inc.,
Class
a
A 1,055 226,382
5,845,962
Marine Transportation — 0.2%
Kirby Corp.* 2,213 230,639
Media — 0.3%
New York Times Co. (The),
Class
a
A 6,292 302,582
Nexstar Media Group, Inc.,
Class
a
A 1,125 190,294
492,876
Metals & Mining — 1.7%
Alcoa Corp. 9,964 331,303
Carpenter Technology Corp. 1,922 397,989
Cleveland-Cliffs, Inc.* 18,676 202,448
Commercial Metals Co. 4,394 212,845
Reliance, Inc. 2,086 619,876
Royal Gold, Inc. 2,536 372,792
United States Steel Corp. 8,683 349,230
2,486,483
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 21,616 474,687
Starwood Property Trust, Inc. 12,351 253,443
728,130
Multi-Utilities — 0.2%
Black Hills Corp. 2,760 168,857
Northwestern Energy Group,
Inc. 2,365 132,274
301,131

FEBRUARY 28, 2025 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (continued)
Office REITs — 0.5%
COPT Defense Properties, REIT 4,336 $ 117,202
Cousins Properties, Inc., REIT 6,460 195,932
Kilroy Realty Corp., REIT 4,098 146,298
Vornado Realty Trust, REIT 6,395 268,846
728,278
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp. 12,997 220,299
Antero Resources Corp.* 11,280 413,976
Chord Energy Corp. 2,358 269,519
Civitas Resources, Inc. 3,424 131,276
CNX Resources Corp.* 5,755 166,319
DT Midstream, Inc. 3,744 359,761
Expand Energy Corp. 8,105 801,422
HF Sinclair Corp. 6,166 217,475
Matador Resources Co. 4,474 234,169
Murphy Oil Corp. 5,287 140,053
Ovintiv, Inc. 10,036 436,165
PBF Energy, Inc., Class
a
A 3,774 80,877
Permian Resources Corp.,
Class
a
A 24,539 345,755
Range Resources Corp. 9,306 345,439
Viper Energy, Inc., Class
a
A 4,919 229,078
4,391,583
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. 2,411 240,304
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 25,340 363,629
Personal Care Products — 0.4%
BellRing Brands, Inc.* 4,984 365,228
Coty, Inc., Class
a
A* 14,090 80,172
elf Beauty, Inc.* 2,172 152,583
597,983
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 2,332 334,712
Perrigo Co. plc 5,263 152,627
487,339
Professional Services — 1.8%
CACI International, Inc.,
Class
a
A* 864 289,310
Concentrix Corp. 1,799 81,243
ExlService Holdings, Inc.* 6,215 301,117
Exponent, Inc. 1,958 165,764
FTI Consulting, Inc.* 1,362 225,547
Genpact Ltd. 6,257 332,998
Insperity, Inc. 1,369 120,431
KBR, Inc. 5,139 251,965
ManpowerGroup, Inc. 1,810 104,310
Maximus, Inc. 2,320 151,264
Parsons Corp.* 1,802 104,912
Paylocity Holding Corp.* 1,678 342,799
Investments
Shares Value
Common Stocks (continued)
Science Applications
International Corp. 1,910 $ 188,689
2,660,349
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 1,829 497,287
Residential REITs — 0.8%
American Homes 4 Rent,
Class
a
A, REIT 12,234 452,780
Equity LifeStyle Properties, Inc.,
REIT 7,368 505,298
Independence Realty Trust,
Inc., REIT 8,666 188,919
1,146,997
Retail REITs — 0.8%
Agree Realty Corp., REIT 3,979 293,650
Brixmor Property Group, Inc.,
REIT 11,649 325,706
Kite Realty Group Trust, REIT 8,471 194,240
NNN REIT, Inc. 7,230 306,914
1,120,510
Semiconductors & Semiconductor Equipment — 1.7%
Allegro MicroSystems, Inc.* 5,037 112,325
Amkor Technology, Inc. 4,374 92,291
Cirrus Logic, Inc.* 2,049 213,526
Lattice Semiconductor Corp.* 5,321 331,711
MACOM Technology Solutions
Holdings, Inc.* 2,234 258,385
MKS Instruments, Inc. 2,595 238,273
Onto Innovation, Inc.* 1,905 277,482
Power Integrations, Inc. 2,192 133,274
Rambus, Inc.* 4,109 229,652
Silicon Laboratories, Inc.* 1,252 175,656
Synaptics, Inc.* 1,545 102,186
Universal Display Corp. 1,702 261,461
2,426,222
Software — 3.0%
Altair Engineering, Inc., Class
a
A* 2,305 257,238
Appfolio, Inc., Class
a
A* 891 191,120
Aspen Technology, Inc.* 1,024 271,616
BILL Holdings, Inc.* 3,672 202,694
Blackbaud, Inc.* 1,511 99,877
Commvault Systems, Inc.* 1,687 287,735
DocuSign, Inc., Class
a
A* 7,827 650,972
Dolby Laboratories, Inc.,
Class
a
A 2,302 187,866
Dropbox, Inc., Class
a
A* 8,583 222,986
Dynatrace, Inc.* 11,510 658,948
Guidewire Software, Inc.* 3,203 644,828
Manhattan Associates, Inc.* 2,356 416,729
Qualys, Inc.* 1,411 185,490
Teradata Corp.* 3,691 87,993
4,366,092
Specialized REITs — 1.3%
CubeSmart, REIT 8,722 360,044

ULTRA MIDCAP400 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (continued)
EPR Properties, REIT 2,921 $ 155,017
Gaming and Leisure Properties,
Inc., REIT 10,579 530,537
Lamar Advertising Co., Class
a
A,
REIT 3,392 421,388
National Storage Affiliates Trust,
REIT 2,707 104,544
PotlatchDeltic Corp., REIT 2,764 128,333
Rayonier, Inc., REIT 5,426 143,735
1,843,598
Specialty Retail — 3.5%
Abercrombie & Fitch Co.,
Class
a
A* 1,970 202,890
AutoNation, Inc.* 1,008 183,829
Burlington Stores, Inc.* 2,429 605,623
Chewy, Inc., Class
a
A* 6,357 236,862
Dick's Sporting Goods, Inc. 2,231 502,198
Five Below, Inc.* 2,121 184,294
Floor & Decor Holdings, Inc.,
Class
a
A* 4,135 399,565
GameStop Corp., Class
a
A* 15,668 392,327
Gap, Inc. (The) 8,562 193,587
Lithia Motors, Inc., Class
a
A 1,027 353,740
Murphy USA, Inc. 711 333,630
Penske Automotive Group, Inc. 721 121,654
RH* 577 185,834
Valvoline, Inc.* 4,972 183,367
Williams-Sonoma, Inc. 4,871 947,799
5,027,199
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class
a
A* 12,005 629,902
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.* 4,546 99,921
Columbia Sportswear Co. 1,236 107,334
Crocs, Inc.* 2,247 223,734
PVH Corp. 2,152 161,056
Skechers USA, Inc., Class
a
A* 5,076 309,585
Under Armour, Inc., Class
a
A* 7,280 49,577
Under Armour, Inc., Class
a
C* 4,999 31,743
982,950
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies,
Inc. 1,482 371,360
Core & Main, Inc., Class
a
A* 7,432 379,106
GATX Corp. 1,370 228,858
MSC Industrial Direct Co., Inc.,
Class
a
A 1,724 138,541
Watsco, Inc. 1,344 677,819
WESCO International, Inc. 1,719 310,228
2,105,912
Water Utilities — 0.3%
Essential Utilities, Inc. 9,743 370,039
Total Common Stocks
(Cost $102,737,948)
112,274,970
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (c)
(Cost $113,344) 113,344 $ 113,344
Principal
Amount
Short-Term Investments — 8 .2%
Repurchase Agreements (d) — 8 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $11,774,840
(Cost $11,770,593) $ 11,770,593
11,770,593
Total Investments — 86.4%
(Cost $114,621,885) 124,158,907
Other assets less liabilities — 13.6% 19,526,236
Net Assets — 100.0% $ 143,685,143
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $111,050, collateralized in the form of cash with a value of $113,344 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $113,344.
(c) Rate shown is the 7-day yield as of February 28, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P Midcap 400 E-Mini Index 51 3/21/2025 U.S. Dollar $ 15,808,470 $ (761,686)
Swap Agreements
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
17,534,025 1/12/2027 Bank of America NA 5.38% S&P MidCap 400
®
(615,005)
23,656,232 1/12/2027 BNP Paribas SA 5.33% S&P MidCap 400
®
(787,170)
21,752,714 3/6/2025 Citibank NA 5.03% S&P MidCap 400
®
803,396
15,336,468 11/6/2026 Goldman Sachs International 4.98% S&P MidCap 400
®
(1,188,371)
35,185,534 11/6/2026 Goldman Sachs International 4.75%
SPDR
®
S&P MidCap 400
®
ETF
Trust (3,840,678)
50,522,002 (5,029,049)
13,327,716 1/26/2026
Morgan Stanley & Co.
International plc 5.18% S&P MidCap 400
®
349,054
18,159,245 11/6/2026 Societe Generale 5.25% S&P MidCap 400
®
(841,038)
14,411,018 11/6/2026 UBS AG 5.13% S&P MidCap 400
®
(1,279,360)
159,362,952 (7,399,172)
Total Unrealized
Appreciation
1,152,450
Total Unrealized
Depreciation
(8,551,622)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA MSCI BRAZIL CAPPED :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBR
::
Investments
Principal
Amount Value
Short-Term Investments — 117 .9%
Repurchase Agreements (a) — 59 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,125,248
(Cost $1,124,842) $ 1,124,842
$ 1,124,842
U.S. Treasury Obligations (b) — 58 .2%
U.S. Treasury Bills
4.27%, 4/1/2025 (c) 600,000 597,952
4.24%, 4/3/2025 (c) 500,000 498,179
Total U.S. Treasury Obligations
(Cost $1,095,881) 1,096,131
Total Short-Term Investments
(Cost $2,220,723) 2,220,973
Total Investments — 117.9%
(Cost $2,220,723) 2,220,973
Liabilities in excess of other assets — (17.9%) (336,709)
Net Assets — 100.0% $ 1,884,264
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,024,886.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
480,667 4/10/2025 Bank of America NA 5.33%
iShares
®
MSCI Brazil Capped
ETF
c
(169,808)
2,050,872 11/13/2025 Citibank NA 4.83%
iShares
®
MSCI Brazil Capped
ETF
c
(205,217)
142,771 11/13/2025 Goldman Sachs International 4.83%
iShares
®
MSCI Brazil Capped
ETF
c
(49,918)
88,895 11/13/2025
Morgan Stanley & Co.
International plc 5.03%
iShares
®
MSCI Brazil Capped
ETF
c
(9,180)
415,742 11/6/2026 Societe Generale 4.68%
iShares
®
MSCI Brazil Capped
ETF
c
(28,094)
589,042 11/13/2025 UBS AG 4.73%
iShares
®
MSCI Brazil Capped
ETF
c
(7,602)
3,767,989 (469,819)
Total Unrealized
Depreciation
(469,819)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFO
::
Investments
Principal
Amount Value
Short-Term Investments — 49 .3%
Repurchase Agreements (a) — 31 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $2,870,297
(Cost $2,869,263) $ 2,869,263
$ 2,869,263
U.S. Treasury Obligations (b) — 18 .2%
U.S. Treasury Bills
4.26%, 3/18/2025 (c) 900,000 898,401
4.26%, 6/17/2025 (c) 800,000 790,112
Total U.S. Treasury Obligations
(Cost $1,688,108) 1,688,513
Total Short-Term Investments
(Cost $4,557,371) 4,557,776
Total Investments — 49.3%
(Cost $4,557,371) 4,557,776
Other assets less liabilities — 50.7% 4,677,929
Net Assets — 100.0% $ 9,235,705
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $980,686.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
6,698,236 4/10/2025 Bank of America NA 5.33% iShares
®
MSCI EAFE ETF
c
1,496,452
2,077,149 11/13/2025 Citibank NA 4.93% iShares
®
MSCI EAFE ETF
c
126,728
2,780,620 3/6/2025 Goldman Sachs International 4.73% iShares
®
MSCI EAFE ETF
c
176,747
3,326 11/13/2025
Morgan Stanley & Co.
International plc 5.03% iShares
®
MSCI EAFE ETF
c
165
1,455,169 11/6/2026 Societe Generale 4.88% iShares
®
MSCI EAFE ETF
c
35,513
5,408,239 3/6/2025 UBS AG 4.73% iShares
®
MSCI EAFE ETF
c
402,856
18,422,739 2,238,461
Total Unrealized
Appreciation
2,238,461
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EMERGING MARKETS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EET
::
Investments
Principal
Amount Value
Short-Term Investments — 98 .2%
Repurchase Agreements (a) — 66 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $12,277,883
(Cost $12,273,455) $ 12,273,455
$ 12,273,455
U.S. Treasury Obligations (b) — 32 .2%
U.S. Treasury Bills
4.40%, 4/1/2025 (c)
(Cost $5,977,572) 6,000,000 5,979,519
Total Short-Term Investments
(Cost $18,251,027) 18,252,974
Total Investments — 98.2%
(Cost $18,251,027) 18,252,974
Other assets less liabilities — 1.8% 342,480
Net Assets — 100.0% $ 18,595,454
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,986,750.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
7,273,569 3/6/2025 Bank of America NA 5.33%
iShares
®
MSCI Emerging
Markets ETF
c
(369,264)
11,855,825 11/13/2025 Citibank NA 4.68%
iShares
®
MSCI Emerging
Markets ETF
c
100,681
4,002,996 3/6/2025 Goldman Sachs International 4.78%
iShares
®
MSCI Emerging
Markets ETF
c
101,020
112,858 11/13/2025
Morgan Stanley & Co.
International plc 5.03%
iShares
®
MSCI Emerging
Markets ETF
c
852
5,504,696 11/6/2026 Societe Generale 5.13%
iShares
®
MSCI Emerging
Markets ETF
c
(55,209)
8,311,169 11/13/2025 UBS AG 4.73%
iShares
®
MSCI Emerging
Markets ETF
c
(195,172)
37,061,113 (417,092)
Total Unrealized
Appreciation
202,553
Total Unrealized
Depreciation
(619,645)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EZJ
::
Investments
Shares Value
Exchange Traded Funds — 55 .9%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 3,166,738
Principal
Amount
Short-Term Investments — 19 .3%
Repurchase Agreements (a) — 1 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $99,701
(Cost $99,665) $ 99,665
99,665
U.S. Treasury Obligations (b) — 17 .5%
U.S. Treasury Bills
4.27%, 3/6/2025 (c) 500,000 499,824
4.26%, 6/17/2025 (c) 500,000 493,820
Total U.S. Treasury Obligations
(Cost $993,401) 993,644
Total Short-Term Investments
(Cost $1,093,066) 1,093,309
Total Investments — 75.2%
(Cost $3,602,892) 4,260,047
Other assets less liabilities — 24.8% 1,406,348
Net Assets — 100.0% $ 5,666,395
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $477,832.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
2,001,200 3/6/2025 Bank of America NA 5.33% iShares
®
MSCI Japan ETF
c
20,135
2,487,187 4/10/2025 Citibank NA 5.03% iShares
®
MSCI Japan ETF
c
420,003
1,037,410 3/6/2025 Goldman Sachs International 4.98% iShares
®
MSCI Japan ETF
c
78,954
209,430 11/13/2025
Morgan Stanley & Co.
International plc 5.03% iShares
®
MSCI Japan ETF
c
2,049
1,061,762 11/6/2026 Societe Generale 5.03% iShares
®
MSCI Japan ETF
c
(4,681)
1,344,367 11/13/2025 UBS AG 4.83% iShares
®
MSCI Japan ETF
c
(10,383)
8,141,356 506,077
Total Unrealized
Appreciation
521,141
Total Unrealized
Depreciation
(15,064)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA NASDAQ BIOTECHNOLOGY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (a) — 73 .5%
Biotechnology — 59.1%
2seventy bio, Inc.* 2,230 $ 5,887
4D Molecular Therapeutics,
Inc.* 1,999 9,055
89bio, Inc.* 5,087 46,953
Absci Corp.*(b) 4,968 19,127
AC Immune SA* 4,280 10,871
ACADIA Pharmaceuticals, Inc.* 7,194 141,002
ACELYRIN, Inc.* 4,339 11,629
Acrivon Therapeutics, Inc.* 1,343 7,131
ADMA Biologics, Inc.* 10,224 167,571
Agios Pharmaceuticals, Inc.* 2,470 87,784
Akero Therapeutics, Inc.* 3,018 148,244
Alector, Inc.* 4,236 6,947
Alkermes plc* 6,997 240,207
Allogene Therapeutics, Inc.*(b) 9,067 17,681
Alnylam Pharmaceuticals, Inc.* 5,582 1,377,359
Altimmune, Inc.*(b) 3,076 20,455
Alvotech SA* 11,543 131,129
Amarin Corp. plc, ADR* 17,310 9,380
Amgen, Inc. 13,233 4,076,558
Amicus Therapeutics, Inc.* 12,924 122,649
AnaptysBio, Inc.* 1,316 22,135
Anavex Life Sciences Corp.*(b) 3,667 29,006
Annexon, Inc.* 4,612 12,176
Apellis Pharmaceuticals, Inc.* 5,380 135,307
Apogee Therapeutics, Inc.* 1,949 61,277
Applied Therapeutics, Inc.* 5,031 2,558
Arbutus Biopharma Corp.* 8,201 28,293
Arcellx, Inc.* 2,337 151,484
Arcturus Therapeutics Holdings,
Inc.* 1,171 19,661
Arcutis Biotherapeutics, Inc.* 5,065 69,340
Ardelyx, Inc.* 10,242 54,897
Argenx SE, ADR* 1,394 870,790
ArriVent Biopharma, Inc.* 1,457 34,400
Arrowhead Pharmaceuticals,
Inc.* 5,382 101,774
ARS Pharmaceuticals, Inc.* 4,203 44,047
Artiva Biotherapeutics, Inc.* 1,052 4,366
Ascendis Pharma A/S, ADR* 2,609 408,517
Astria Therapeutics, Inc.* 2,441 15,720
Aura Biosciences, Inc.* 2,161 16,186
Aurinia Pharmaceuticals, Inc.* 6,193 49,234
Autolus Therapeutics plc, ADR* 8,634 14,937
Avidity Biosciences, Inc.* 5,164 158,225
Beam Therapeutics, Inc.* 3,581 94,324
BeiGene Ltd., ADR* 1,916 520,769
Bicycle Therapeutics plc, ADR* 1,903 20,876
BioCryst Pharmaceuticals, Inc.* 8,958 77,128
Biogen, Inc.* 6,300 885,150
BioMarin Pharmaceutical, Inc.* 8,243 586,572
Biomea Fusion, Inc.*(b) 1,567 4,529
BioNTech SE, ADR* 4,248 479,684
Blueprint Medicines Corp.* 2,744 264,988
Bridgebio Pharma, Inc.* 8,176 285,342
C4 Therapeutics, Inc.* 3,056 8,282
Cargo Therapeutics, Inc.* 1,991 7,486
Cartesian Therapeutics, Inc.*(b) 1,100 20,724
Investments
Shares Value
Common Stocks (a) (continued)
Centessa Pharmaceuticals plc,
ADR* 3,860 $ 60,023
CG oncology, Inc.* 2,923 75,589
Climb Bio, Inc.*(b) 2,903 4,209
Cogent Biosciences, Inc.* 4,776 35,963
Compass Pathways plc, ADR* 2,201 8,650
Corvus Pharmaceuticals, Inc.* 2,780 11,231
Crinetics Pharmaceuticals, Inc.* 4,012 143,549
CRISPR Therapeutics AG* 3,691 162,109
Cullinan Therapeutics, Inc.* 2,518 21,378
CureVac NV* 9,703 30,079
Cytokinetics, Inc.* 5,101 234,646
Day One Biopharmaceuticals,
Inc.* 4,364 39,538
Denali Therapeutics, Inc.* 6,225 103,086
Design Therapeutics, Inc.* 2,450 11,907
Disc Medicine, Inc.* 1,286 72,247
Dynavax Technologies Corp.* 5,681 78,341
Dyne Therapeutics, Inc.* 4,401 59,898
Editas Medicine, Inc.* 3,571 6,856
Enanta Pharmaceuticals, Inc.* 916 7,126
Entrada Therapeutics, Inc.* 1,616 19,295
Erasca, Inc.* 12,229 16,754
Exelixis, Inc.* 12,354 477,976
Fate Therapeutics, Inc.* 4,984 5,582
Foghorn Therapeutics, Inc.* 2,404 11,659
Galapagos NV, ADR* 606 15,804
Genmab A/S, ADR* 1,813 41,119
Geron Corp.* 26,149 46,022
Gilead Sciences, Inc. 40,422 4,620,639
GRAIL, Inc.*(b) 1,452 55,989
Grifols SA, ADR* 5,274 44,513
Halozyme Therapeutics, Inc.* 5,508 325,798
Humacyte, Inc.*(b) 5,567 18,928
Ideaya Biosciences, Inc.* 3,739 76,911
IGM Biosciences, Inc.* 1,473 2,003
ImmunityBio, Inc.*(b) 30,143 99,170
Immunocore Holdings plc,
ADR* 1,712 50,281
Immunovant, Inc.* 6,350 130,810
Incyte Corp.* 8,333 612,476
Inhibrx Biosciences, Inc.* 627 8,308
Inozyme Pharma, Inc.* 2,779 3,335
Insmed, Inc.* 7,738 631,034
Intellia Therapeutics, Inc.* 4,405 44,446
Ionis Pharmaceuticals, Inc.* 6,828 226,621
Iovance Biotherapeutics, Inc.* 13,180 55,817
Ironwood Pharmaceuticals,
Inc., Class
a
A* 6,921 11,143
iTeos Therapeutics, Inc.* 1,582 11,485
Janux Therapeutics, Inc.* 2,270 74,660
KalVista Pharmaceuticals, Inc.* 2,108 24,021
Keros Therapeutics, Inc.* 1,754 19,434
Kiniksa Pharmaceuticals
International plc, Class
a
A* 1,798 36,463
Krystal Biotech, Inc.* 1,246 223,346
Kura Oncology, Inc.* 3,363 25,929
Kymera Therapeutics, Inc.* 2,805 87,937
Kyverna Therapeutics, Inc.*(b) 1,865 5,297
Larimar Therapeutics, Inc.* 2,758 8,357

FEBRUARY 28, 2025 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (a) (continued)
Legend Biotech Corp., ADR* 3,533 $ 123,690
LENZ Therapeutics, Inc. 1,187 25,912
Lexeo Therapeutics, Inc.* 1,447 4,138
Lexicon Pharmaceuticals,
Inc.*(b) 15,634 10,936
Lyell Immunopharma, Inc.* 12,076 8,584
MacroGenics, Inc.* 2,718 6,686
Madrigal Pharmaceuticals, Inc.* 942 321,476
MannKind Corp.* 11,901 63,551
MeiraGTx Holdings plc* 3,382 24,114
Mersana Therapeutics, Inc.* 5,342 2,796
Merus NV* 2,964 139,575
Mesoblast Ltd., ADR*(b) 1,383 23,718
Mineralys Therapeutics, Inc.* 2,160 19,742
Mirum Pharmaceuticals, Inc.* 2,077 98,803
Moderna, Inc.* 16,648 515,422
Monte Rosa Therapeutics, Inc.* 2,653 14,592
Neurocrine Biosciences, Inc.* 4,380 519,994
Neurogene, Inc.* 643 11,375
Newamsterdam Pharma Co.
NV* 3,995 83,895
Nkarta, Inc.*(b) 3,055 5,346
Novavax, Inc.* 6,938 57,794
Nurix Therapeutics, Inc.* 3,065 47,354
Nuvalent, Inc., Class
a
A* 2,835 212,568
Olema Pharmaceuticals, Inc.* 2,479 10,833
OnKure Therapeutics, Inc.* 553 2,804
ORIC Pharmaceuticals, Inc.* 3,055 24,532
Oruka Therapeutics, Inc.(b) 1,514 15,367
PepGen, Inc.* 1,411 4,445
Praxis Precision Medicines,
Inc.* 806 31,112
Precigen, Inc.* 12,667 21,914
Prime Medicine, Inc.*(b) 5,674 14,299
Protagonist Therapeutics, Inc.* 2,574 96,757
Prothena Corp. plc* 2,324 36,742
PTC Therapeutics, Inc.* 3,336 184,347
Pyxis Oncology, Inc.* 2,567 3,055
Q32 Bio, Inc.* 530 1,203
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 16,515 124,028
Regeneron Pharmaceuticals,
Inc. 4,674 3,265,911
REGENXBIO, Inc.* 2,144 14,086
Relay Therapeutics, Inc.* 7,241 24,692
Replimune Group, Inc.* 3,328 42,199
Revolution Medicines, Inc.* 7,274 296,343
Rhythm Pharmaceuticals, Inc.* 2,654 145,731
Rigel Pharmaceuticals, Inc.* 763 17,595
Rocket Pharmaceuticals, Inc.* 3,945 37,280
Roivant Sciences Ltd.* 31,485 338,149
Sage Therapeutics, Inc.* 2,651 19,352
Sana Biotechnology, Inc.* 9,659 25,210
Sarepta Therapeutics, Inc.* 4,129 440,771
Savara, Inc.* 7,422 18,481
Scholar Rock Holding Corp.* 4,056 157,454
Silence Therapeutics plc, ADR* 2,034 9,153
Solid Biosciences, Inc.* 1,727 9,654
SpringWorks Therapeutics, Inc.* 3,220 185,987
Spyre Therapeutics, Inc.* 2,540 50,038
Investments
Shares Value
Common Stocks (a) (continued)
Stoke Therapeutics, Inc.* 2,294 $ 18,008
Summit Therapeutics, Inc.* 31,895 659,908
Sutro Biopharma, Inc.* 3,567 5,672
Syndax Pharmaceuticals, Inc.* 3,691 57,727
Tango Therapeutics, Inc.* 4,645 9,615
Taysha Gene Therapies, Inc.* 8,865 14,184
Tectonic Therapeutic, Inc.* 638 16,129
Tevogen Bio Holdings, Inc.* 7,572 9,692
Tourmaline Bio, Inc.* 1,107 14,491
Travere Therapeutics, Inc.* 3,711 79,415
TScan Therapeutics, Inc.* 2,126 4,465
Twist Bioscience Corp.* 2,566 99,612
Tyra Biosciences, Inc.* 2,189 25,633
Ultragenyx Pharmaceutical,
Inc.* 3,995 171,465
uniQure NV* 2,109 27,733
United Therapeutics Corp.* 1,931 618,017
UroGen Pharma Ltd.*(b) 1,826 17,274
Vanda Pharmaceuticals, Inc.* 2,522 12,005
Vaxcyte, Inc.* 5,392 393,724
Vera Therapeutics, Inc.,
Class
a
A* 2,734 81,829
Veracyte, Inc.* 3,350 116,446
Vericel Corp.* 2,135 109,504
Vertex Pharmaceuticals, Inc.* 7,994 3,835,441
Verve Therapeutics, Inc.* 3,661 23,174
Vir Biotechnology, Inc.* 5,955 49,962
Voyager Therapeutics, Inc.* 2,364 9,645
Xencor, Inc.* 3,027 46,495
Xenon Pharmaceuticals, Inc.* 3,300 122,166
Y-mAbs Therapeutics, Inc.* 1,938 10,775
Zai Lab Ltd., ADR* 2,254 78,079
Zymeworks, Inc.* 2,980 39,932
36,343,392
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 4,680 89,247
Health Care Providers & Services — 0.4%
Castle Biosciences, Inc.* 1,212 26,276
Guardant Health, Inc.* 5,343 227,345
253,621
Life Sciences Tools & Services — 2.8%
10X Genomics, Inc., Class
a
A* 4,628 49,473
AbCellera Biologics, Inc.* 12,774 33,021
Adaptive Biotechnologies
Corp.* 6,382 52,715
Alpha Teknova, Inc.* 2,306 14,989
Codexis, Inc.* 3,518 10,695
Fortrea Holdings, Inc.* 3,877 53,696
Illumina, Inc.* 6,859 608,668
Maravai LifeSciences Holdings,
Inc., Class
a
A* 6,134 19,752
MaxCyte, Inc.* 4,561 15,234
Medpace Holdings, Inc.* 1,348 441,227
OmniAb, Inc.* 5,237 18,225
Pacific Biosciences of
California, Inc.*(b) 11,843 17,172
Personalis, Inc.* 3,059 12,664

ULTRA NASDAQ BIOTECHNOLOGY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (a) (continued)
Tempus AI, Inc., Class
a
A* 6,592 $ 370,339
1,717,870
Pharmaceuticals — 11.1%
Alumis, Inc.*(b) 2,042 9,495
Amneal Pharmaceuticals, Inc.* 13,405 116,221
Amphastar Pharmaceuticals,
Inc.* 2,081 59,163
Amylyx Pharmaceuticals, Inc.* 2,968 9,735
ANI Pharmaceuticals, Inc.* 911 56,382
Aquestive Therapeutics, Inc.*(b) 3,946 11,049
Arvinas, Inc.* 2,976 52,675
AstraZeneca plc, ADR 25,191 1,919,806
Atea Pharmaceuticals, Inc.* 3,654 11,072
Avadel Pharmaceuticals plc,
ADR* 4,167 32,961
Axsome Therapeutics, Inc.* 2,095 267,196
Collegium Pharmaceutical, Inc.* 1,394 40,496
CorMedix, Inc.* 2,627 27,216
Edgewise Therapeutics, Inc.* 4,096 107,192
Enliven Therapeutics, Inc.* 2,115 44,055
Esperion Therapeutics, Inc.* 8,526 14,494
Evolus, Inc.* 2,734 39,889
EyePoint Pharmaceuticals, Inc.* 2,988 18,735
Harmony Biosciences Holdings,
Inc.* 2,470 83,609
Harrow, Inc.* 1,540 43,243
HUTCHMED China Ltd., ADR* 1,345 22,139
Indivior plc* 5,898 54,497
Innoviva, Inc.* 2,710 48,563
Intra-Cellular Therapies, Inc.* 4,584 587,669
Jazz Pharmaceuticals plc* 2,616 375,474
Ligand Pharmaceuticals, Inc.* 818 99,984
Mind Medicine MindMed, Inc.* 3,169 21,296
Neumora Therapeutics, Inc.*(b) 6,985 10,897
Ocular Therapeutix, Inc.* 6,802 48,566
Omeros Corp.* 2,504 21,059
Pacira BioSciences, Inc.* 1,998 48,052
Phathom Pharmaceuticals,
Inc.*(b) 2,959 16,334
Phibro Animal Health Corp.,
Class
a
A 881 20,034
Pliant Therapeutics, Inc.* 2,635 9,064
Rapport Therapeutics, Inc.* 1,584 15,888
Royalty Pharma plc, Class
a
A 19,215 646,393
Sanofi SA, ADR 13,022 709,308
scPharmaceuticals, Inc.*(b) 2,161 7,088
SIGA Technologies, Inc. 3,085 16,937
Structure Therapeutics, Inc.,
ADR* 2,573 61,109
Supernus Pharmaceuticals,
Inc.* 2,389 76,591
Tarsus Pharmaceuticals, Inc.* 1,654 73,570
Terns Pharmaceuticals, Inc.* 3,674 13,557
Theravance Biopharma, Inc.* 2,126 19,878
Third Harmonic Bio, Inc.* 1,951 6,731
Trevi Therapeutics, Inc.* 3,323 15,020
Verona Pharma plc, ADR* 3,200 222,816
Viatris, Inc. 51,624 476,490
WaVe Life Sciences Ltd.* 6,598 69,741
Investments
Shares Value
Common Stocks (a) (continued)
Xeris Biopharma Holdings, Inc.* 6,448 $ 24,696
Zevra Therapeutics, Inc.* 2,310 18,503
6,822,628
Total Common Stocks
(Cost $57,392,090)
45,226,758
Number of
Rights
Rights — 0 .0% (c)
Biotechnology — 0.0%(c)
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*(d)
(Cost $1,761) 9,785 1,761
Shares
Securities Lending Reinvestments (e) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (f)
(Cost $306,263) 306,263 306,263
Principal
Amount
Short-Term Investments — 31 .6%
Repurchase Agreements (g) — 15 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $9,503,356
(Cost $9,499,925) $ 9,499,925
9,499,925
U.S. Treasury Obligations (a) — 16 .2%
U.S. Treasury Bills
4.40%, 4/1/2025 (h)
(Cost $9,962,619) 10,000,000 9,965,865
Total Short-Term Investments
(Cost $19,462,544) 19,465,790
Total Investments — 105.6%
(Cost $77,162,658) 65,000,572
Liabilities in excess of other assets — (5.6%) (3,454,990)
Net Assets — 100.0% $ 61,545,582
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,410,332.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $460,748, collateralized in the form of cash with a value of $306,263 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $172,900 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March
6, 2025 – February 15, 2055. The total value of collateral is
$479,163.
(c) Represents less than 0.05% of net assets.
(d) Illiquid security.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
(e) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $306,263.
(f) Rate shown is the 7-day yield as of February 28, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h) The rate shown was the current yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
21,596,327 3/6/2025 Bank of America NA 5.33% Nasdaq Biotechnology Index
®
(2,604,385)
12,393,039 11/6/2025 BNP Paribas SA 5.08% Nasdaq Biotechnology Index
®
104,808
5,679,201 3/6/2025 Citibank NA 4.93% Nasdaq Biotechnology Index
®
(235,291)
5,968,357 11/6/2026 Goldman Sachs International 5.08% Nasdaq Biotechnology Index
®
(551,736)
3,085,835 1/26/2026
Morgan Stanley & Co.
International plc 5.13% Nasdaq Biotechnology Index
®
(94,611)
4,292,157 11/6/2026 Societe Generale 5.23% Nasdaq Biotechnology Index
®
(167,278)
24,519,512 11/6/2026 UBS AG 4.83% Nasdaq Biotechnology Index
®
(2,644,139)
77,534,428 (6,192,632)
Total Unrealized
Appreciation
104,808
Total Unrealized
Depreciation
(6,297,440)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ CLOUD COMPUTING :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Investments
Shares Value
Common Stocks (a) — 81 .8%
Broadline Retail — 3.4%
Amazon.com, Inc.* 624 $ 132,463
Communications Equipment — 5.4%
Arista Networks, Inc.* 1,277 118,825
Cisco Systems, Inc. 1,460 93,600
212,425
Diversified Telecommunication Services — 1.8%
Lumen Technologies, Inc.* 14,725 69,502
Financial Services — 0.5%
Toast, Inc., Class
a
A* 495 19,107
Health Care Technology — 0.5%
Veeva Systems, Inc., Class
a
A* 96 21,517
Interactive Media & Services — 3.3%
Alphabet, Inc., Class
a
A 766 130,435
IT Services — 17.7%
Akamai Technologies, Inc.* 921 74,306
Cloudflare, Inc., Class
a
A* 868 126,121
DigitalOcean Holdings, Inc.* 1,179 50,520
Fastly, Inc., Class
a
A* 2,541 17,304
International Business
Machines Corp. 571 144,143
MongoDB, Inc., Class
a
A* 335 89,589
Shopify, Inc., Class
a
A* 562 62,944
Snowflake, Inc., Class
a
A* 123 21,783
Twilio, Inc., Class
a
A* 622 74,597
Wix.com Ltd.* 193 38,733
700,040
Media — 0.3%
Trade Desk, Inc. (The), Class
a
A* 168 11,814
Professional Services — 1.1%
Paycom Software, Inc. 95 20,850
Paylocity Holding Corp.* 105 21,450
42,300
Software — 40.4%
Adobe, Inc.* 125 54,820
Appfolio, Inc., Class
a
A* 86 18,447
Appian Corp., Class
a
A* 817 26,528
AppLovin Corp., Class
a
A* 193 62,868
Asana, Inc., Class
a
A* 1,413 27,200
Atlassian Corp., Class
a
A* 246 69,928
Blackbaud, Inc.* 256 16,922
BlackLine, Inc.* 350 16,905
Box, Inc., Class
a
A* 616 20,143
Confluent, Inc., Class
a
A* 2,102 66,717
Crowdstrike Holdings, Inc.,
Class
a
A* 62 24,159
Datadog, Inc., Class
a
A* 141 16,434
DocuSign, Inc., Class
a
A* 272 22,622
Dropbox, Inc., Class
a
A* 782 20,316
Investments
Shares Value
Common Stocks (a) (continued)
Elastic NV* 196 $ 22,807
Five9, Inc.* 1,268 45,902
Gitlab, Inc., Class
a
A* 1,018 61,294
HubSpot, Inc.* 89 64,435
Intuit, Inc. 34 20,871
Klaviyo, Inc., Class
a
A* 581 22,845
Microsoft Corp. 307 121,876
Nutanix, Inc., Class
a
A* 1,987 152,780
Open Text Corp. 711 18,358
Oracle Corp. 702 116,574
Palo Alto Networks, Inc.* 113 21,519
Q2 Holdings, Inc.* 204 17,823
Qualys, Inc.* 141 18,536
RingCentral, Inc., Class
a
A* 1,211 34,453
Rubrik, Inc., Class
a
A* 1,275 83,028
Salesforce, Inc. 195 58,081
SAP SE, ADR 183 50,325
ServiceNow, Inc.* 62 57,645
Sprout Social, Inc., Class
a
A* 676 17,927
Workday, Inc., Class
a
A* 87 22,911
Workiva, Inc., Class
a
A* 667 58,376
Zoom Communications, Inc.,
Class
a
A* 262 19,309
Zscaler, Inc.* 105 20,604
1,592,288
Technology Hardware, Storage & Peripherals — 7.4%
Dell Technologies, Inc., Class
a
C 509 52,305
Hewlett Packard Enterprise Co. 3,057 60,559
NetApp, Inc. 528 52,700
Pure Storage, Inc., Class
a
A* 2,446 128,341
293,905
Total Common Stocks
(Cost $3,163,772)
3,225,796
Principal
Amount
Short-Term Investments — 11 .3%
Repurchase Agreements (b) — 11 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $446,846
(Cost $446,685) $ 446,685
446,685
Total Investments — 93.1%
(Cost $3,610,457) 3,672,481
Other assets less liabilities — 6.9% 273,771
Net Assets — 100.0% $ 3,946,252
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $74,583.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,460,891 11/6/2026 Bank of America NA 5.33% ISE Cloud Computing Index (152,240)
694,479 3/6/2026 BNP Paribas SA 5.58% ISE Cloud Computing Index 68,424
1,025,370 11/6/2026 Goldman Sachs International 5.08% ISE Cloud Computing Index (64,091)
1,476,585 1/26/2026 UBS AG 5.13% ISE Cloud Computing Index 2,370
4,657,325 (145,537)
Total Unrealized
Appreciation
70,794
Total Unrealized
Depreciation
(216,331)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ CYBERSECURITY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCYB
::
Investments
Principal
Amount Value
Short-Term Investments — 65 .7%
Repurchase Agreements (a) — 65 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,006,741
(Cost $3,005,656) $ 3,005,656
$ 3,005,656
Total Investments — 65.7%
(Cost $3,005,656) 3,005,656
Other assets less liabilities — 34.3% 1,569,585
Net Assets — 100.0% $ 4,575,241
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,623,407 11/6/2026 Bank of America NA 5.33%
First Trust Nasdaq
Cybersecurity ETF (73,098)
1,275,889 11/6/2025 BNP Paribas SA 5.58%
First Trust Nasdaq
Cybersecurity ETF 459,155
2,582,862 11/6/2026 Goldman Sachs International 5.08%
First Trust Nasdaq
Cybersecurity ETF 40,248
1,654,808 3/8/2027 UBS AG 5.13%
First Trust Nasdaq
Cybersecurity ETF (148,508)
9,136,966 277,797
Total Unrealized
Appreciation
499,403
Total Unrealized
Depreciation
(221,606)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) — 78 .4%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 25,489 $ 13,469,662
Automobiles — 2.2%
Tesla, Inc.* 491,092 143,880,134
Beverages — 1.8%
Coca-Cola Europacific Partners
plc 153,311 13,224,607
Keurig Dr Pepper, Inc. 451,632 15,138,705
Monster Beverage Corp.* 323,937 17,703,157
PepsiCo, Inc. 456,928 70,124,740
116,191,209
Biotechnology — 2.6%
Amgen, Inc. 179,003 55,143,664
Biogen, Inc.* 48,390 6,798,795
Gilead Sciences, Inc. 414,994 47,437,964
Regeneron Pharmaceuticals,
Inc. 35,898 25,083,369
Vertex Pharmaceuticals, Inc.* 85,744 41,139,114
175,602,906
Broadline Retail — 5.5%
Amazon.com, Inc.* 1,423,272 302,132,180
MercadoLibre, Inc.* 16,880 35,817,166
PDD Holdings, Inc., ADR* 222,434 25,288,521
363,237,867
Chemicals — 1.1%
Linde plc 158,647 74,096,081
Commercial Services & Supplies — 0.7%
Cintas Corp. 134,428 27,893,810
Copart, Inc.* 320,800 17,579,840
45,473,650
Communications Equipment — 1.3%
Cisco Systems, Inc. 1,326,404 85,035,760
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp. 147,572 154,745,475
Electric Utilities — 1.1%
American Electric Power Co.,
Inc. 177,203 18,792,378
Constellation Energy Corp. 104,072 26,074,719
Exelon Corp. 334,688 14,793,210
Xcel Energy, Inc. 191,290 13,792,009
73,452,316
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 44,507 7,931,147
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 329,458 14,690,532
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 2.6%
Electronic Arts, Inc. 87,393 $ 11,284,184
Netflix, Inc.* 142,361 139,593,502
Take-Two Interactive Software,
Inc.* 58,521 12,405,282
Warner Bros Discovery, Inc.* 816,996 9,362,774
172,645,742
Financial Services — 0.4%
PayPal Holdings, Inc.* 333,830 23,718,622
Food Products — 0.6%
Kraft Heinz Co. (The) 402,700 12,366,917
Mondelez International, Inc.,
Class
a
A 445,386 28,607,143
40,974,060
Ground Transportation — 0.5%
CSX Corp. 642,129 20,554,549
Old Dominion Freight Line, Inc. 71,081 12,545,797
33,100,346
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc.* 130,011 11,489,072
GE HealthCare Technologies,
Inc. 151,978 13,275,278
IDEXX Laboratories, Inc.* 27,345 11,952,773
Intuitive Surgical, Inc.* 118,612 67,982,468
104,699,591
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class
a
A* 144,142 20,016,999
Booking Holdings, Inc. 11,188 56,119,120
DoorDash, Inc., Class
a
A* 129,543 25,706,513
Marriott International, Inc.,
Class
a
A 92,636 25,979,766
Starbucks Corp. 377,560 43,725,224
171,547,622
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 216,421 46,073,867
Interactive Media & Services — 6.9%
Alphabet, Inc., Class
a
A 790,895 134,673,601
Alphabet, Inc., Class
a
C 749,039 128,999,496
Meta Platforms, Inc., Class
a
A 294,998 197,117,664
460,790,761
IT Services — 0.3%
Cognizant Technology Solutions
Corp., Class
a
A 165,133 13,760,533
MongoDB, Inc., Class
a
A* 24,567 6,569,953
20,330,486
Machinery — 0.3%
PACCAR, Inc. 174,550 18,718,742

ULTRA QQQ :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 1.1%
Charter Communications, Inc.,
Class
a
A* 47,485 $ 17,264,122
Comcast Corp., Class
a
A 1,271,263 45,612,916
Trade Desk, Inc. (The), Class
a
A* 149,813 10,534,850
73,411,888
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 97,297 15,466,331
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 193,952 14,781,082
Professional Services — 1.1%
Automatic Data Processing, Inc. 135,671 42,760,786
Paychex, Inc. 119,690 18,153,382
Verisk Analytics, Inc., Class
a
A 47,107 13,986,539
74,900,707
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 136,544 10,411,480
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.* 540,527 53,977,026
Analog Devices, Inc. 165,319 38,033,289
Applied Materials, Inc. 274,642 43,412,661
ARM Holdings plc, ADR* 42,682 5,620,793
ASML Holding NV (Registered),
ADR 29,530 20,939,132
Broadcom, Inc. 1,045,700 208,543,951
GLOBALFOUNDRIES, Inc.* 184,093 7,137,286
Intel Corp. 1,436,263 34,082,521
KLA Corp. 44,559 31,585,202
Lam Research Corp. 428,395 32,875,032
Marvell Technology, Inc. 288,423 26,483,000
Microchip Technology, Inc. 178,953 10,533,174
Micron Technology, Inc. 370,903 34,727,648
NVIDIA Corp. 3,314,948 414,103,304
NXP Semiconductors NV 84,594 18,237,621
ON Semiconductor Corp.* 141,848 6,673,948
QUALCOMM, Inc. 369,885 58,134,825
Texas Instruments, Inc. 303,671 59,516,479
1,104,616,892
Software — 13.3%
Adobe, Inc.* 146,535 64,264,390
ANSYS, Inc.* 29,178 9,723,568
AppLovin Corp., Class
a
A* 99,396 32,377,253
Atlassian Corp., Class
a
A* 53,838 15,303,990
Autodesk, Inc.* 71,652 19,647,695
Cadence Design Systems, Inc.* 91,399 22,895,449
Crowdstrike Holdings, Inc.,
Class
a
A* 77,841 30,331,524
Datadog, Inc., Class
a
A* 104,235 12,148,589
Fortinet, Inc.* 255,266 27,571,281
Intuit, Inc. 93,264 57,249,174
Microsoft Corp. 1,006,384 399,524,384
MicroStrategy, Inc., Class
a
A* 77,068 19,685,479
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 726,272 $ 61,675,018
Palo Alto Networks, Inc.* 218,409 41,591,626
Roper Technologies, Inc. 35,730 20,884,185
Synopsys, Inc.* 51,263 23,441,545
Workday, Inc., Class
a
A* 70,903 18,671,596
Zscaler, Inc.* 51,187 10,044,425
887,031,171
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 19,159 26,317,569
Ross Stores, Inc. 110,583 15,517,006
41,834,575
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. 2,046,153 494,841,642
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 39,137 14,308,879
Trading Companies & Distributors — 0.2%
Fastenal Co. 190,775 14,447,391
Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc. 386,444 104,220,082
Total Common Stocks
(Cost $5,269,595,928)
5,210,678,698
Principal
Amount
Short-Term Investments — 11 .5%
Repurchase Agreements (b) — 1 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $117,248,031
(Cost $117,205,748) $ 117,205,748
117,205,748
U.S. Treasury Obligations (a) — 9 .7%
U.S. Treasury Bills
4.27%, 3/6/2025 (c) 75,000,000 74,973,656
4.26%, 3/20/2025 (c) 160,000,000 159,681,911
4.25%, 3/25/2025 (c) 50,000,000 49,870,903
4.30%, 4/1/2025 (c) 200,000,000 199,317,292
4.24%, 4/3/2025 (c) 100,000,000 99,635,750
4.25%, 4/10/2025 (c) 64,000,000 63,714,375
Total U.S. Treasury Obligations
(Cost $647,040,232) 647,193,887
Total Short-Term Investments
(Cost $764,245,980) 764,399,635
Total Investments — 89.9%
(Cost $6,033,841,908) 5,975,078,333
Other assets less liabilities — 10.1% 673,740,137
Net Assets — 100.0% $ 6,648,818,470

FEBRUARY 28, 2025 (Unaudited) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $652,390,516.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt
Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq 100 E-Mini Index 2,439 3/21/2025 U.S. Dollar $ 1,020,453,210 $ (44,958,647)
Swap Agreements
Ultra QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
757,957,892 3/6/2025 Bank of America NA 5.48% Nasdaq-100 Index
®
155,807,471
650,820,869 11/6/2025 Barclays Capital 5.28% Nasdaq-100 Index
®
161,322,055
696,933,646 1/12/2027 BNP Paribas SA 5.58% Nasdaq-100 Index
®
(26,246,630)
560,454,027 3/6/2025 Citibank NA 5.48% Nasdaq-100 Index
®
167,095,585
475,725,975 1/26/2026 Goldman Sachs International 5.08% Nasdaq-100 Index
®
41,691,569
518,944,307 3/6/2026 Goldman Sachs International 4.88%
PowerShares QQQ Trust
SM
,
Series 1 (7,037,931)
994,670,282 34,653,638
449,516,041 4/7/2025 J.P. Morgan Securities 5.18% Nasdaq-100 Index
®
94,436,950
526,892,780 11/6/2026
Morgan Stanley & Co.
International plc 5.18% Nasdaq-100 Index
®
(5,425,020)
950,286,073 11/6/2026
Morgan Stanley & Co.
International plc 5.18%
PowerShares QQQ Trust
SM
,
Series 1 (10,321,487)
1,477,178,853 (15,746,507)
231,691,644 4/7/2026 Nomura 5.53% Nasdaq-100 Index
®
13,455,997
499,179,168 3/6/2026 Societe Generale 5.58% Nasdaq-100 Index
®
41,179,323
748,163,104 4/7/2026 UBS AG 5.20% Nasdaq-100 Index
®
17,132,039
7,066,565,526 643,089,921
Total Unrealized
Appreciation
692,120,989
Total Unrealized
Depreciation
(49,031,068)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA REAL ESTATE :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Investments
Shares Value
Common Stocks — 67 .1%
Health Care REITs — 9.1%
Alexandria Real Estate Equities,
Inc., REIT 6,629 $ 677,881
Healthpeak Properties, Inc.,
REIT 29,804 609,790
Ventas, Inc., REIT 17,877 1,236,731
Welltower, Inc., REIT 25,207 3,869,527
6,393,929
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.,
REIT 29,784 480,416
Industrial REITs — 7.0%
Prologis, Inc., REIT 39,463 4,890,255
Office REITs — 0.6%
BXP, Inc., REIT 6,199 439,695
Real Estate Management & Development — 4.5%
CBRE Group, Inc., Class
a
A* 12,818 1,819,387
CoStar Group, Inc.* 17,472 1,332,240
3,151,627
Residential REITs — 8.7%
AvalonBay Communities, Inc.,
REIT 6,053 1,369,067
Camden Property Trust, REIT 4,544 563,729
Equity Residential, REIT 14,550 1,079,173
Essex Property Trust, Inc., REIT 2,741 854,013
Invitation Homes, Inc., REIT 24,278 825,695
Mid-America Apartment
Communities, Inc., REIT 4,980 837,238
UDR, Inc., REIT 12,794 578,033
6,106,948
Retail REITs — 8.6%
Federal Realty Investment Trust,
REIT 3,257 343,353
Kimco Realty Corp., REIT 28,722 634,756
Realty Income Corp., REIT 37,295 2,126,934
Regency Centers Corp., REIT 6,961 533,909
Simon Property Group, Inc.,
REIT 13,067 2,431,638
6,070,590
Specialized REITs — 27.9%
American Tower Corp., REIT 19,911 4,094,100
Crown Castle, Inc., REIT 18,519 1,742,638
Digital Realty Trust, Inc., REIT 13,286 2,076,867
Equinix, Inc., REIT 4,110 3,717,988
Extra Space Storage, Inc., REIT 9,033 1,378,074
Iron Mountain, Inc., REIT 12,504 1,164,998
Public Storage, REIT 6,718 2,039,719
SBA Communications Corp.,
Class
a
A, REIT 4,583 998,636
VICI Properties, Inc., Class
a
A,
REIT 44,921 1,459,483
Investments
Shares Value
Common Stocks (continued)
Weyerhaeuser Co., REIT 30,967 $ 932,107
19,604,610
Total Common Stocks
(Cost $47,667,032)
47,138,070
Principal
Amount
Short-Term Investments — 21 .2%
Repurchase Agreements (a) — 1 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,032,882
(Cost $1,032,508) $ 1,032,508
1,032,508
U.S. Treasury Obligations (b) — 19 .7%
U.S. Treasury Bills
4.24%, 3/4/2025 (c) 2,500,000 2,499,706
4.27%, 3/6/2025 (c) 5,000,000 4,998,244
4.25%, 4/10/2025 (c) 3,700,000 3,683,487
4.26%, 6/17/2025 (c) 2,700,000 2,666,628
Total U.S. Treasury Obligations
(Cost $13,844,746) 13,848,065
Total Short-Term Investments
(Cost $14,877,254) 14,880,573
Total Investments — 88.3%
(Cost $62,544,286) 62,018,643
Other assets less liabilities — 11.7% 8,182,298
Net Assets — 100.0% $ 70,200,941
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,193,850.
(c) The rate shown was the current yield as of February 28, 2025.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Swap Agreements
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
17,137,296 3/6/2025 Bank of America NA 5.43%
S&P Real Estate Select Sector
Index
c
2,013,200
17,321,390 3/6/2025 BNP Paribas SA 5.58%
S&P Real Estate Select Sector
Index
c
692,920
7,839,483 4/7/2025 Citibank NA 5.38%
S&P Real Estate Select Sector
Index
c
443,532
18,859,891 3/6/2025 Goldman Sachs International 5.08%
S&P Real Estate Select Sector
Index
c
1,398,198
6,148,489 3/6/2025 Societe Generale 5.58%
S&P Real Estate Select Sector
Index
c
701,125
25,396,717 3/6/2025 UBS AG 5.13%
S&P Real Estate Select Sector
Index
c
2,986,895
92,703,266 8,235,870
Total Unrealized
Appreciation
8,235,870
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks — 83 .8%
Aerospace & Defense — 1.2%
AAR Corp.* 4,286 $ 278,676
AeroVironment, Inc.* 3,443 515,142
AerSale Corp.* 4,119 28,833
Archer Aviation, Inc., Class
a
A* 28,650 254,412
Astronics Corp.* 3,560 71,235
Byrna Technologies, Inc.* 2,123 54,625
Cadre Holdings, Inc. 3,195 107,416
Ducommun, Inc.* 1,665 97,602
Eve Holding, Inc.*(a) 6,267 25,757
Intuitive Machines, Inc.* 3,726 54,325
Kratos Defense & Security
Solutions, Inc.* 18,149 478,952
Leonardo DRS, Inc.* 9,035 275,116
Mercury Systems, Inc.* 6,381 283,380
Moog, Inc., Class
a
A 3,487 594,499
National Presto Industries, Inc.* 635 64,605
Park Aerospace Corp. 2,247 31,076
Redwire Corp.*(a) 2,794 39,032
Rocket Lab USA, Inc.* 42,696 874,841
Triumph Group, Inc.* 9,004 228,521
V2X, Inc.* 1,740 81,641
Virgin Galactic Holdings, Inc.*(a) 3,250 12,350
VirTra, Inc.* 1,338 8,055
4,460,091
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 6,288 140,411
Forward Air Corp.* 3,072 69,028
Hub Group, Inc., Class
a
A 7,352 302,167
Radiant Logistics, Inc.* 4,357 29,453
541,059
Automobile Components — 0.9%
Adient plc* 10,663 168,795
American Axle & Manufacturing
Holdings, Inc.* 14,108 69,976
Cooper-Standard Holdings,
Inc.* 2,074 31,400
Dana, Inc. 16,024 238,277
Dorman Products, Inc.* 3,174 417,254
Fox Factory Holding Corp.* 5,189 143,891
Gentherm, Inc.* 3,776 124,910
Goodyear Tire & Rubber Co.
(The)* 34,966 330,429
Holley, Inc.* 5,712 15,537
LCI Industries 3,043 315,924
Luminar Technologies, Inc.,
Class
a
A*(a) 2,742 14,258
Modine Manufacturing Co.* 6,339 536,026
Patrick Industries, Inc. 3,974 360,044
Phinia, Inc. 5,131 253,010
Solid Power, Inc.*(a) 18,993 23,361
Standard Motor Products, Inc. 2,565 73,179
Stoneridge, Inc.* 3,348 18,816
Visteon Corp.* 3,348 290,339
XPEL, Inc.*(b) 3,100 103,633
3,529,059
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(c)
Livewire Group, Inc.* 2,231 $ 5,131
Winnebago Industries, Inc. 3,471 140,263
145,394
Banks — 9.1%
1st Source Corp. 2,253 146,220
ACNB Corp. 1,016 41,626
Amalgamated Financial Corp. 2,197 71,293
Amerant Bancorp, Inc., Class
a
A 4,544 104,330
Ameris Bancorp 8,079 521,742
Ames National Corp. 1,079 20,253
Arrow Financial Corp. 2,017 54,520
Associated Banc-Corp. 19,840 493,024
Atlantic Union Bankshares
Corp. 10,976 391,514
Axos Financial, Inc.* 6,707 448,028
Banc of California, Inc. 17,054 253,593
BancFirst Corp. 2,446 291,955
Bancorp, Inc. (The)* 5,752 321,077
Bank First Corp. 1,190 124,641
Bank of Hawaii Corp. 4,797 346,439
Bank of Marin Bancorp 1,940 47,297
Bank of NT Butterfield & Son
Ltd. (The) 5,447 211,344
Bank7 Corp. 493 20,321
BankUnited, Inc. 9,152 343,932
Bankwell Financial Group, Inc. 792 25,098
Banner Corp. 4,212 290,544
Bar Harbor Bankshares 1,834 58,908
BayCom Corp. 1,285 35,337
BCB Bancorp, Inc. 1,833 18,568
Berkshire Hills Bancorp, Inc. 5,268 150,085
Blue Foundry Bancorp* 2,467 24,497
Bridgewater Bancshares, Inc.* 2,438 35,351
Brookline Bancorp, Inc. 10,826 127,747
Burke & Herbert Financial
Services Corp. 1,661 103,580
Business First Bancshares, Inc. 2,958 78,476
Byline Bancorp, Inc. 3,821 109,051
Cadence Bank 22,356 741,325
California BanCorp* 2,985 47,730
Camden National Corp. 1,782 78,372
Capital Bancorp, Inc. 1,128 34,415
Capital City Bank Group, Inc. 1,691 62,736
Capitol Federal Financial, Inc. 15,224 90,126
Carter Bankshares, Inc.* 2,800 48,552
Cathay General Bancorp 8,542 401,047
Central Pacific Financial Corp. 3,273 95,048
Chemung Financial Corp. 402 20,763
ChoiceOne Financial Services,
Inc. 1,023 32,521
Citizens & Northern Corp. 1,826 38,985
Citizens Financial Services, Inc. 553 33,440
City Holding Co. 1,778 211,564
Civista Bancshares, Inc. 1,881 38,767
CNB Financial Corp. 2,530 63,123
Coastal Financial Corp.* 1,393 137,531
Colony Bankcorp, Inc. 2,030 34,246

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Columbia Financial, Inc.* 3,352 $ 53,196
Community Financial System,
Inc. 6,420 406,322
Community Trust Bancorp, Inc. 1,885 102,902
Community West Bancshares 2,079 40,104
ConnectOne Bancorp, Inc. 4,449 113,583
Customers Bancorp, Inc.* 3,635 196,290
CVB Financial Corp. 16,259 327,944
Dime Community Bancshares,
Inc. 4,350 134,850
Eagle Bancorp, Inc. 3,623 84,271
Eastern Bankshares, Inc. 23,682 423,671
Enterprise Bancorp, Inc. 1,214 52,384
Enterprise Financial Services
Corp. 4,543 268,400
Equity Bancshares, Inc.,
Class
a
A 1,761 75,617
Esquire Financial Holdings, Inc. 867 66,863
ESSA Bancorp, Inc. 1,029 21,609
Farmers & Merchants Bancorp,
Inc. 1,563 40,169
Farmers National Banc Corp. 4,468 64,741
FB Financial Corp. 4,359 220,217
Fidelity D&D Bancorp, Inc. 584 26,192
Financial Institutions, Inc. 1,862 52,173
First Bancorp 19,866 386,791
First Bancorp 4,914 206,191
First Bancorp, Inc. (The) 1,315 34,532
First Bancshares, Inc. (The) 3,734 133,192
First Bank 2,588 39,545
First Busey Corp. 10,223 245,250
First Business Financial
Services, Inc. 965 51,280
First Commonwealth Financial
Corp. 12,411 204,037
First Community Bankshares,
Inc. 2,081 87,277
First Financial Bancorp 11,587 317,600
First Financial Bankshares, Inc. 15,968 601,355
First Financial Corp. 1,404 72,601
First Financial Northwest, Inc. 860 18,318
First Foundation, Inc. 7,806 39,733
First Internet Bancorp 997 29,581
First Interstate BancSystem,
Inc., Class
a
A 9,739 298,987
First Merchants Corp. 7,157 313,477
First Mid Bancshares, Inc. 2,805 106,870
First of Long Island Corp. (The) 2,624 34,558
First Western Financial, Inc.* 995 19,791
Five Star Bancorp 2,047 62,352
Flagstar Financial, Inc. 31,122 373,464
Flushing Financial Corp. 3,381 48,450
FS Bancorp, Inc. 818 32,237
Fulton Financial Corp. 22,283 441,649
FVCBankcorp, Inc.* 2,045 24,151
German American Bancorp, Inc. 3,498 139,640
Glacier Bancorp, Inc. 13,981 682,832
Great Southern Bancorp, Inc. 1,059 62,492
Greene County Bancorp, Inc. 859 22,248
Guaranty Bancshares, Inc. 967 39,115
Hancock Whitney Corp. 10,650 608,434
Investments
Shares Value
Common Stocks (continued)
Hanmi Financial Corp. 3,691 $ 88,621
HarborOne Bancorp, Inc. 4,704 54,519
HBT Financial, Inc. 1,572 39,300
Heritage Commerce Corp. 7,313 77,591
Heritage Financial Corp. 4,145 104,744
Hilltop Holdings, Inc. 5,717 182,887
Hingham Institution For Savings
(The) 191 49,605
Home Bancorp, Inc. 864 40,608
Home BancShares, Inc. 22,867 684,867
HomeStreet, Inc.* 2,246 22,550
HomeTrust Bancshares, Inc. 1,809 66,426
Hope Bancorp, Inc. 14,226 155,348
Horizon Bancorp, Inc. 5,318 90,619
Independent Bank Corp. 2,447 83,149
Independent Bank Corp. 5,210 357,198
International Bancshares Corp. 6,634 444,478
Investar Holding Corp. 1,134 21,240
John Marshall Bancorp, Inc. 1,536 28,646
Kearny Financial Corp. 6,721 46,980
Lakeland Financial Corp. 3,055 202,883
LCNB Corp. 1,572 24,350
LINKBANCORP, Inc. 2,716 20,696
Live Oak Bancshares, Inc. 4,256 135,383
Mercantile Bank Corp. 1,936 93,335
Metrocity Bankshares, Inc. 2,266 68,614
Metropolitan Bank Holding
Corp.* 1,296 78,317
Mid Penn Bancorp, Inc. 1,836 52,142
Middlefield Banc Corp. 891 23,879
Midland States Bancorp, Inc. 2,525 48,935
MidWestOne Financial Group,
Inc. 2,280 69,426
MVB Financial Corp. 1,408 26,034
National Bank Holdings Corp.,
Class
a
A 4,528 189,587
National Bankshares, Inc. 705 19,825
NB Bancorp, Inc.* 4,779 92,330
NBT Bancorp, Inc. 5,648 269,692
Nicolet Bankshares, Inc. 1,653 198,145
Northeast Bank 861 86,462
Northeast Community Bancorp,
Inc. 1,513 35,192
Northfield Bancorp, Inc. 4,677 55,095
Northrim Bancorp, Inc. 653 53,742
Northwest Bancshares, Inc. 15,636 197,326
Norwood Financial Corp. 890 22,998
Oak Valley Bancorp 835 22,603
OceanFirst Financial Corp. 7,058 127,115
OFG Bancorp 5,643 239,771
Old National Bancorp 38,613 917,059
Old Second Bancorp, Inc. 5,347 98,064
Orange County Bancorp, Inc. 1,256 32,091
Origin Bancorp, Inc. 3,604 139,547
Orrstown Financial Services,
Inc. 2,278 76,313
Pacific Premier Bancorp, Inc. 11,759 280,923
Park National Corp. 1,768 294,266
Parke Bancorp, Inc. 1,288 25,721
Pathward Financial, Inc. 3,085 239,118
PCB Bancorp 1,338 26,292

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Peapack-Gladstone Financial
Corp. 2,051 $ 66,370
Peoples Bancorp of North
Carolina, Inc. 542 14,320
Peoples Bancorp, Inc. 4,243 135,776
Peoples Financial Services
Corp. 1,129 55,129
Pioneer Bancorp, Inc.* 1,428 16,993
Plumas Bancorp 675 31,023
Ponce Financial Group, Inc.* 2,372 31,121
Preferred Bank 1,522 135,078
Primis Financial Corp. 2,482 26,086
Princeton Bancorp, Inc. 675 22,127
Provident Bancorp, Inc.* 1,924 23,146
Provident Financial Services,
Inc. 15,450 281,963
QCR Holdings, Inc. 2,011 151,489
RBB Bancorp 1,998 35,385
Red River Bancshares, Inc. 562 31,725
Renasant Corp. 7,666 277,509
Republic Bancorp, Inc., Class
a
A 1,017 68,983
S&T Bancorp, Inc. 4,676 188,069
Sandy Spring Bancorp, Inc. 5,391 172,350
Seacoast Banking Corp. of
Florida 10,366 293,150
ServisFirst Bancshares, Inc. 6,225 568,965
Shore Bancshares, Inc. 3,764 56,968
Sierra Bancorp 1,596 49,029
Simmons First National Corp.,
Class
a
A 15,218 334,339
SmartFinancial, Inc. 1,951 67,739
South Plains Financial, Inc. 1,446 50,957
Southern First Bancshares,
Inc.* 947 32,350
Southern Missouri Bancorp,
Inc. 1,166 67,978
Southern States Bancshares,
Inc. 1,023 33,227
Southside Bancshares, Inc. 3,524 108,363
SouthState Corp. 12,033 1,212,926
Stellar Bancorp, Inc. 6,027 175,325
Sterling Bancorp, Inc.* 2,609 12,262
Stock Yards Bancorp, Inc. 3,142 228,926
Texas Capital Bancshares, Inc.* 5,690 450,420
Third Coast Bancshares, Inc.* 1,391 49,826
Timberland Bancorp, Inc. 925 29,618
Tompkins Financial Corp. 1,562 107,606
Towne Bank 8,626 318,127
TriCo Bancshares 3,926 171,645
Triumph Financial, Inc.* 2,713 186,790
TrustCo Bank Corp. 2,279 75,230
Trustmark Corp. 7,468 273,254
UMB Financial Corp. 8,388 925,448
United Bankshares, Inc. 16,225 586,371
United Community Banks, Inc. 14,678 473,072
Unity Bancorp, Inc. 870 41,316
Univest Financial Corp. 3,550 108,488
USCB Financial Holdings, Inc. 1,285 25,032
Valley National Bancorp 57,412 564,934
Veritex Holdings, Inc. 6,446 169,788
Investments
Shares Value
Common Stocks (continued)
Virginia National Bankshares
Corp. 573 $ 20,846
WaFd, Inc. 8,196 242,520
Washington Trust Bancorp, Inc. 2,080 66,810
WesBanco, Inc. 10,525 369,112
West Bancorp, Inc. 1,978 44,742
Westamerica Bancorp 3,152 164,282
WSFS Financial Corp. 7,255 393,874
34,209,154
Beverages — 0.3%
MGP Ingredients, Inc. 1,739 56,935
National Beverage Corp. 2,883 114,830
Primo Brands Corp., Class
a
A 19,374 652,710
Vita Coco Co., Inc. (The)* 4,816 156,231
980,706
Biotechnology — 7.0%
2seventy bio, Inc.* 5,996 15,829
4D Molecular Therapeutics,
Inc.* 6,181 28,000
89bio, Inc.* 10,274 94,829
Absci Corp.*(a) 9,801 37,734
ACADIA Pharmaceuticals, Inc.* 14,684 287,806
ACELYRIN, Inc.* 8,956 24,002
Achieve Life Sciences, Inc.* 4,226 12,974
Acrivon Therapeutics, Inc.* 1,448 7,689
Actinium Pharmaceuticals, Inc.* 3,860 4,439
Acumen Pharmaceuticals, Inc.* 5,147 6,588
ADC Therapeutics SA* 9,978 17,561
ADMA Biologics, Inc.* 27,636 452,954
Adverum Biotechnologies, Inc.* 2,552 12,020
Aerovate Therapeutics, Inc.*(a) 1,654 4,019
Agenus, Inc.*(a) 2,649 7,550
Agios Pharmaceuticals, Inc.* 6,934 246,434
Akebia Therapeutics, Inc.* 25,527 47,225
Akero Therapeutics, Inc.* 8,319 408,629
Aldeyra Therapeutics, Inc.* 6,114 31,243
Alector, Inc.* 9,902 16,239
Alkermes plc* 19,760 678,361
Allogene Therapeutics, Inc.* 15,753 30,718
Altimmune, Inc.*(a) 8,716 57,961
ALX Oncology Holdings, Inc.* 4,226 4,649
Amicus Therapeutics, Inc.* 36,005 341,687
AnaptysBio, Inc.* 2,653 44,623
Anavex Life Sciences Corp.*(a) 9,207 72,827
Anika Therapeutics, Inc.* 1,613 28,147
Annexon, Inc.* 11,981 31,630
Apogee Therapeutics, Inc.* 4,650 146,196
Applied Therapeutics, Inc.* 11,799 5,999
Arbutus Biopharma Corp.* 17,926 61,845
Arcellx, Inc.* 5,289 342,833
Arcturus Therapeutics Holdings,
Inc.* 2,810 47,180
Arcus Biosciences, Inc.* 6,671 72,647
Arcutis Biotherapeutics, Inc.* 13,191 180,585
Ardelyx, Inc.* 28,866 154,722
ArriVent Biopharma, Inc.* 3,457 81,620
Arrowhead Pharmaceuticals,
Inc.* 14,650 277,031

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
ARS Pharmaceuticals, Inc.* 6,038 $ 63,278
Artiva Biotherapeutics, Inc.* 1,798 7,462
Astria Therapeutics, Inc.* 5,679 36,573
Atossa Therapeutics, Inc.* 15,522 11,885
Aura Biosciences, Inc.* 5,692 42,633
Aurinia Pharmaceuticals, Inc.* 16,473 130,960
Avidity Biosciences, Inc.* 13,620 417,317
Avita Medical, Inc.* 3,135 28,528
Beam Therapeutics, Inc.* 9,378 247,017
Bicara Therapeutics, Inc.*(a) 2,368 31,494
BioCryst Pharmaceuticals, Inc.* 25,358 218,332
Biohaven Ltd.* 10,539 391,840
Biomea Fusion, Inc.*(a) 3,391 9,800
Black Diamond Therapeutics,
Inc.* 4,879 9,807
Bluebird Bio, Inc.*(a) 1,197 4,884
Blueprint Medicines Corp.* 7,803 753,536
Boundless Bio, Inc.* 2,067 3,989
Bridgebio Pharma, Inc.* 17,248 601,955
C4 Therapeutics, Inc.* 7,381 20,003
Cabaletta Bio, Inc.* 5,506 9,938
CAMP4 Therapeutics Corp.* 844 4,144
Candel Therapeutics, Inc.* 2,655 23,829
Capricor Therapeutics, Inc.*(a) 4,495 69,133
Cardiff Oncology, Inc.*(a) 5,003 21,213
CareDx, Inc.* 6,206 137,463
Cargo Therapeutics, Inc.* 4,212 15,837
Caribou Biosciences, Inc.* 10,095 11,811
Cartesian Therapeutics, Inc.*(a) 1,262 23,776
Catalyst Pharmaceuticals, Inc.* 13,719 314,028
Celcuity, Inc.* 4,012 37,833
Celldex Therapeutics, Inc.* 7,927 163,058
Century Therapeutics, Inc.* 5,744 3,922
CervoMed, Inc.* 663 1,485
CG oncology, Inc.* 5,820 150,505
Cibus, Inc., Class
a
A*(a) 2,232 4,576
Climb Bio, Inc.*(a) 3,609 5,233
Cogent Biosciences, Inc.* 11,259 84,780
Coherus Biosciences, Inc.*(a) 13,653 15,155
Compass Therapeutics, Inc.* 12,514 36,291
Corbus Pharmaceuticals
Holdings, Inc.* 1,428 10,781
Crinetics Pharmaceuticals, Inc.* 10,762 385,064
Cullinan Therapeutics, Inc.* 6,349 53,903
Cytokinetics, Inc.* 14,025 645,150
Day One Biopharmaceuticals,
Inc.* 6,369 57,703
Denali Therapeutics, Inc.* 15,253 252,590
Design Therapeutics, Inc.* 3,854 18,730
Dianthus Therapeutics, Inc.* 2,933 63,353
Disc Medicine, Inc.* 2,421 136,012
Dynavax Technologies Corp.* 16,166 222,929
Dyne Therapeutics, Inc.* 10,119 137,720
Editas Medicine, Inc.* 10,170 19,526
Elevation Oncology, Inc.* 6,926 3,629
Enanta Pharmaceuticals, Inc.* 2,467 19,193
Entrada Therapeutics, Inc.* 3,030 36,178
Erasca, Inc.* 22,553 30,898
Fate Therapeutics, Inc.* 12,284 13,758
Investments
Shares Value
Common Stocks (continued)
Fennec Pharmaceuticals,
Inc.*(a) 2,874 $ 20,175
Fibrobiologics, Inc.*(a) 3,356 4,229
Foghorn Therapeutics, Inc.* 3,099 15,030
Galectin Therapeutics, Inc.*(a) 2,499 3,923
Generation Bio Co.* 6,073 3,522
Geron Corp.* 72,574 127,730
Greenwich Lifesciences, Inc.*(a) 748 9,141
Gyre Therapeutics, Inc.* 856 9,930
Halozyme Therapeutics, Inc.* 15,309 905,527
Heron Therapeutics, Inc.* 14,406 35,583
HilleVax, Inc.* 3,868 6,924
Humacyte, Inc.*(a) 10,786 36,672
Ideaya Biosciences, Inc.* 10,364 213,187
IGM Biosciences, Inc.* 1,881 2,558
ImmunityBio, Inc.*(a) 17,763 58,440
Immunome, Inc.* 6,308 59,295
Immunovant, Inc.* 7,123 146,734
Inhibrx Biosciences, Inc.* 1,425 18,881
Inmune Bio, Inc.*(a) 1,659 13,322
Inovio Pharmaceuticals, Inc.* 3,188 6,312
Inozyme Pharma, Inc.* 6,433 7,720
Insmed, Inc.* 21,139 1,723,885
Intellia Therapeutics, Inc.* 12,454 125,661
Invivyd, Inc.*(a) 9,732 11,289
Iovance Biotherapeutics, Inc.* 33,698 142,711
Ironwood Pharmaceuticals,
Inc., Class
a
A* 17,360 27,950
iTeos Therapeutics, Inc.* 3,256 23,639
Janux Therapeutics, Inc.* 3,442 113,207
Jasper Therapeutics, Inc.
(Registered)* 1,388 8,231
KalVista Pharmaceuticals, Inc.* 4,182 47,654
Keros Therapeutics, Inc.* 3,763 41,694
Kiniksa Pharmaceuticals
International plc, Class
a
A* 4,722 95,762
Kodiak Sciences, Inc.* 4,001 16,444
Korro Bio, Inc.*(a) 749 18,777
Krystal Biotech, Inc.* 3,043 545,458
Kura Oncology, Inc.* 8,898 68,604
Kymera Therapeutics, Inc.* 5,763 180,670
Kyverna Therapeutics, Inc.*(a) 3,161 8,977
Larimar Therapeutics, Inc.* 5,160 15,635
LENZ Therapeutics, Inc. 1,541 33,640
Lexeo Therapeutics, Inc.* 2,891 8,268
Lexicon Pharmaceuticals,
Inc.*(a) 14,090 9,856
Lineage Cell Therapeutics, Inc.* 18,129 10,179
Lyell Immunopharma, Inc.* 19,720 14,017
MacroGenics, Inc.* 7,541 18,551
Madrigal Pharmaceuticals, Inc.* 2,206 752,842
MannKind Corp.* 33,048 176,476
MeiraGTx Holdings plc* 5,712 40,727
Mersana Therapeutics, Inc.* 13,923 7,287
Metagenomi, Inc.* 3,355 6,878
MiMedx Group, Inc.* 14,550 122,293
Mineralys Therapeutics, Inc.* 3,505 32,036
Mirum Pharmaceuticals, Inc.* 4,873 231,809
Monte Rosa Therapeutics, Inc.* 5,067 27,868
Myriad Genetics, Inc.* 10,974 117,751

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (continued)
Neurogene, Inc.* 1,262 $ 22,325
Nkarta, Inc.*(a) 6,491 11,359
Novavax, Inc.* 18,916 157,570
Nurix Therapeutics, Inc.* 8,615 133,102
Nuvalent, Inc., Class
a
A* 4,312 323,314
Ocugen, Inc.*(a) 35,125 22,891
Olema Pharmaceuticals, Inc.* 5,015 21,916
Organogenesis Holdings, Inc.,
Class
a
A* 8,858 55,008
ORIC Pharmaceuticals, Inc.* 7,557 60,683
Outlook Therapeutics, Inc.*(a) 1,887 2,830
Ovid therapeutics, Inc.* 7,226 3,830
PepGen, Inc.* 1,903 5,994
Perspective Therapeutics, Inc.* 6,632 18,437
Praxis Precision Medicines,
Inc.* 2,115 81,639
Precigen, Inc.* 16,536 28,607
Prelude Therapeutics, Inc.* 1,619 1,229
Prime Medicine, Inc.*(a) 6,959 17,537
ProKidney Corp., Class
a
A*(a) 13,454 16,548
Protagonist Therapeutics, Inc.* 7,172 269,595
Prothena Corp. plc* 5,218 82,497
PTC Therapeutics, Inc.* 9,346 516,460
Puma Biotechnology, Inc.* 5,163 18,484
Pyxis Oncology, Inc.* 5,992 7,130
Q32 Bio, Inc.* 746 1,693
RAPT Therapeutics, Inc.* 3,682 4,197
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 30,533 229,303
REGENXBIO, Inc.* 5,648 37,107
Regulus Therapeutics, Inc.* 7,750 10,463
Relay Therapeutics, Inc.* 14,932 50,918
Renovaro, Inc.* 14,192 13,945
Replimune Group, Inc.* 7,471 94,732
Revolution Medicines, Inc.* 20,539 836,759
Rhythm Pharmaceuticals, Inc.* 6,719 368,940
Rigel Pharmaceuticals, Inc.* 2,136 49,256
Rocket Pharmaceuticals, Inc.* 8,076 76,318
Sage Therapeutics, Inc.* 6,703 48,932
Sana Biotechnology, Inc.* 16,221 42,337
Savara, Inc.* 14,158 35,253
Scholar Rock Holding Corp.* 9,511 369,217
Sera Prognostics, Inc.,
Class
a
A*(a) 3,465 14,692
Shattuck Labs, Inc.* 4,800 6,336
Skye Bioscience, Inc.* 2,414 6,880
Soleno Therapeutics, Inc.* 3,139 153,246
Solid Biosciences, Inc.* 2,800 15,652
SpringWorks Therapeutics, Inc.* 8,435 487,206
Spyre Therapeutics, Inc.* 4,249 83,705
Stoke Therapeutics, Inc.* 4,410 34,619
Summit Therapeutics, Inc.* 11,285 233,487
Sutro Biopharma, Inc.* 10,045 15,972
Syndax Pharmaceuticals, Inc.* 10,084 157,714
Tango Therapeutics, Inc.* 5,852 12,114
Taysha Gene Therapies, Inc.* 21,511 34,418
Tenaya Therapeutics, Inc.*(a) 6,725 6,792
Tevogen Bio Holdings, Inc.* 2,784 3,564
TG Therapeutics, Inc.* 17,132 515,502
Tourmaline Bio, Inc.* 2,833 37,084
Investments
Shares Value
Common Stocks (continued)
Travere Therapeutics, Inc.* 9,272 $ 198,421
TScan Therapeutics, Inc.* 4,711 9,893
Twist Bioscience Corp.* 7,153 277,679
Tyra Biosciences, Inc.* 2,493 29,193
Upstream Bio, Inc.* 2,137 16,946
UroGen Pharma Ltd.*(a) 4,747 44,907
Vanda Pharmaceuticals, Inc.* 6,994 33,291
Vaxcyte, Inc.* 15,238 1,112,679
Vera Therapeutics, Inc.,
Class
a
A* 5,444 162,939
Veracyte, Inc.* 9,430 327,787
Verastem, Inc.*(a) 4,761 26,638
Vericel Corp.* 6,026 309,074
Verve Therapeutics, Inc.* 8,718 55,185
Vir Biotechnology, Inc.* 10,989 92,198
Viridian Therapeutics, Inc.* 8,969 139,289
Voyager Therapeutics, Inc.* 5,643 23,023
Werewolf Therapeutics, Inc.* 3,740 4,638
X4 Pharmaceuticals, Inc.* 20,622 8,148
XBiotech, Inc.* 2,445 8,606
Xencor, Inc.* 8,253 126,766
XOMA Royalty Corp.* 986 22,382
Y-mAbs Therapeutics, Inc.* 4,585 25,493
Zenas Biopharma, Inc.*(a) 1,886 13,221
Zentalis Pharmaceuticals, Inc.* 7,011 14,513
Zura Bio Ltd., Class
a
A* 6,052 8,231
Zymeworks, Inc.* 6,692 89,673
26,377,157
Broadline Retail — 0.0%(c)
1stdibs.com, Inc.* 3,120 11,481
Groupon, Inc., Class
a
A*(a) 2,857 31,770
Qurate Retail Group, Inc.,
Class
a
B*(a) 121 1,209
Savers Value Village, Inc.* 2,870 21,468
65,928
Building Products — 1.2%
American Woodmark Corp.* 1,912 118,697
Apogee Enterprises, Inc. 2,682 128,575
AZZ, Inc. 3,604 346,380
Caesarstone Ltd.*(a) 2,540 9,627
CSW Industrials, Inc. 2,056 629,321
Gibraltar Industries, Inc.* 3,753 246,610
Griffon Corp. 4,614 333,777
Insteel Industries, Inc. 2,295 64,581
Janus International Group, Inc.* 17,410 140,847
JELD-WEN Holding, Inc.* 10,365 57,007
Masterbrand, Inc.* 15,547 217,502
Quanex Building Products
Corp. 5,550 107,059
Resideo Technologies, Inc.* 17,924 344,320
Tecnoglass, Inc. 2,757 203,081
UFP Industries, Inc. 7,428 794,796
Zurn Elkay Water Solutions
Corp. 17,678 626,332
4,368,512

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Investments
Shares Value
Common Stocks (continued)
Capital Markets — 1.6%
Acadian Asset Management,
Inc. 3,320 $ 81,871
AlTi Global, Inc.* 4,231 14,639
Artisan Partners Asset
Management, Inc., Class
a
A 7,723 326,065
B Riley Financial, Inc.(a) 2,503 15,982
BGC Group, Inc., Class
a
A 44,708 442,609
Cohen & Steers, Inc. 3,386 295,937
Diamond Hill Investment Group,
Inc. 324 47,349
DigitalBridge Group, Inc. 19,507 221,795
Donnelley Financial Solutions,
Inc.* 3,169 157,087
Forge Global Holdings, Inc.* 14,295 14,295
GCM Grosvenor, Inc., Class
a
A 5,227 73,805
Hamilton Lane, Inc., Class
a
A 4,713 736,736
MarketWise, Inc. 4,812 2,931
Moelis & Co., Class
a
A 8,671 612,520
Open Lending Corp.* 12,538 61,186
P10, Inc., Class
a
A 5,003 63,888
Patria Investments Ltd., Class
a
A 6,854 77,656
Perella Weinberg Partners,
Class
a
A 6,349 146,725
Piper Sandler Cos. 2,131 617,180
PJT Partners, Inc., Class
a
A 2,861 455,643
Resolute Holdings
Management, Inc.* 252 11,775
Silvercrest Asset Management
Group, Inc., Class
a
A 1,168 21,176
StepStone Group, Inc., Class
a
A 8,053 484,469
StoneX Group, Inc.* 3,396 409,795
Value Line, Inc. 97 3,971
Victory Capital Holdings, Inc.,
Class
a
A 5,049 323,338
Virtus Investment Partners, Inc. 830 155,849
WisdomTree, Inc. 17,121 156,144
6,032,416
Chemicals — 1.5%
AdvanSix, Inc. 3,135 87,529
American Vanguard Corp. 3,096 15,913
Arcadium Lithium plc* 132,983 776,621
Arq, Inc.* 3,431 17,910
ASP Isotopes, Inc.*(a) 6,427 30,592
Aspen Aerogels, Inc.* 7,573 57,631
Avient Corp. 11,084 474,063
Balchem Corp. 3,966 690,203
Cabot Corp. 6,579 565,794
Core Molding Technologies,
Inc.* 926 12,714
Ecovyst, Inc.* 14,278 96,948
Hawkins, Inc. 2,372 249,036
HB Fuller Co. 6,721 381,350
Ingevity Corp.* 4,470 213,040
Innospec, Inc. 3,061 316,538
Intrepid Potash, Inc.* 1,342 35,013
Koppers Holdings, Inc. 2,433 70,825
Kronos Worldwide, Inc. 2,673 23,389
Investments
Shares Value
Common Stocks (continued)
LSB Industries, Inc.* 6,542 $ 47,953
Mativ Holdings, Inc. 6,624 44,778
Minerals Technologies, Inc. 3,892 267,536
Northern Technologies
International Corp. 965 10,953
Orion SA 7,063 98,741
Perimeter Solutions, Inc.* 16,421 173,734
PureCycle Technologies, Inc.*(a) 15,128 155,818
Quaker Chemical Corp. 1,698 236,056
Rayonier Advanced Materials,
Inc.* 7,856 60,491
Sensient Technologies Corp. 5,172 358,937
Stepan Co. 2,620 161,811
Tronox Holdings plc 14,578 113,125
Valhi, Inc. 295 5,056
5,850,098
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. 7,761 421,655
ACCO Brands Corp. 11,471 53,570
ACV Auctions, Inc., Class
a
A* 18,158 291,617
Bridger Aerospace Group
Holdings, Inc.*(a) 1,201 2,114
BrightView Holdings, Inc.* 7,137 95,779
Brink's Co. (The) 5,445 512,048
Casella Waste Systems, Inc.,
Class
a
A* 7,663 858,409
CECO Environmental Corp.* 3,586 89,220
Cimpress plc* 2,095 100,728
CompX International, Inc.(a) 186 4,419
CoreCivic, Inc.* 13,371 250,840
Deluxe Corp. 5,432 89,411
Driven Brands Holdings, Inc.* 7,353 128,898
Ennis, Inc. 3,122 66,186
Enviri Corp.* 9,713 63,134
GEO Group, Inc. (The)* 15,621 427,391
Healthcare Services Group,
Inc.* 9,032 94,836
HNI Corp. 5,828 271,527
Interface, Inc., Class
a
A 7,041 142,439
LanzaTech Global, Inc.*(a) 13,718 10,959
Liquidity Services, Inc.* 2,632 88,119
Matthews International Corp.,
Class
a
A 3,645 90,833
MillerKnoll, Inc. 8,561 184,062
Montrose Environmental Group,
Inc.* 3,901 75,796
NL Industries, Inc. 1,032 7,090
OPENLANE, Inc.* 13,179 293,892
Perma-Fix Environmental
Services, Inc.* 1,782 14,327
Pitney Bowes, Inc. 19,910 215,625
Pursuit Attractions and
Hospitality, Inc.* 2,509 99,607
Quad/Graphics, Inc. 3,797 23,845
Quest Resource Holding Corp.* 2,136 9,762
Steelcase, Inc., Class
a
A 11,358 138,113
UniFirst Corp. 1,847 396,957
Virco Mfg. Corp. 1,353 13,909
VSE Corp. 2,161 256,079
5,883,196

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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Investments
Shares Value
Common Stocks (continued)
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.* 9,664 $ 102,148
Applied Optoelectronics, Inc.* 4,997 109,234
Aviat Networks, Inc.* 1,412 29,553
Calix, Inc.* 7,302 270,320
Clearfield, Inc.* 1,482 48,032
CommScope Holding Co., Inc.* 26,343 167,278
Digi International, Inc.* 4,383 133,857
Extreme Networks, Inc.* 15,825 244,496
Harmonic, Inc.* 13,556 139,762
NETGEAR, Inc.* 3,422 89,999
NetScout Systems, Inc.* 8,491 190,963
Ribbon Communications, Inc.* 11,232 53,015
Viasat, Inc.* 15,180 132,673
Viavi Solutions, Inc.* 27,021 302,095
2,013,425
Construction & Engineering — 1.3%
Ameresco, Inc., Class
a
A* 3,953 46,645
Arcosa, Inc. 5,956 499,589
Argan, Inc. 1,551 202,204
Bowman Consulting Group
Ltd., Class
a
A* 1,686 34,900
Centuri Holdings, Inc.* 2,088 36,227
Concrete Pumping Holdings,
Inc. 2,922 19,110
Construction Partners, Inc.,
Class
a
A* 5,268 382,246
Dycom Industries, Inc.* 3,486 571,216
Fluor Corp.* 20,954 796,881
Granite Construction, Inc. 5,405 446,345
Great Lakes Dredge & Dock
Corp.* 8,093 68,710
IES Holdings, Inc.* 1,009 179,935
Limbach Holdings, Inc.* 1,256 104,248
Matrix Service Co.* 3,246 40,510
MYR Group, Inc.* 1,965 241,145
Northwest Pipe Co.* 1,190 52,443
Orion Group Holdings, Inc.* 4,454 31,712
Primoris Services Corp. 6,558 470,471
Southland Holdings, Inc.* 1,235 4,075
Sterling Infrastructure, Inc.* 3,661 465,716
Tutor Perini Corp.* 5,312 156,120
4,850,448
Construction Materials — 0.2%
Knife River Corp.* 6,973 667,177
Smith-Midland Corp.* 560 19,113
United States Lime & Minerals,
Inc. 1,291 121,160
807,450
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 677 37,188
Bread Financial Holdings, Inc. 6,102 329,508
Consumer Portfolio Services,
Inc.* 1,021 10,210
Dave, Inc.* 985 99,150
Encore Capital Group, Inc.* 2,873 108,355
Investments
Shares Value
Common Stocks (continued)
Enova International, Inc.* 3,127 $ 323,144
FirstCash Holdings, Inc. 4,727 530,748
Green Dot Corp., Class
a
A* 6,592 50,429
LendingClub Corp.* 13,565 173,496
LendingTree, Inc.* 1,224 49,437
Medallion Financial Corp. 2,269 18,923
Moneylion, Inc.* 1,062 92,521
Navient Corp. 9,511 136,102
Nelnet, Inc., Class
a
A 1,745 213,571
NerdWallet, Inc., Class
a
A* 4,305 43,911
OppFi, Inc.(a) 2,331 22,984
PRA Group, Inc.* 4,756 99,543
PROG Holdings, Inc. 5,004 141,964
Regional Management Corp. 1,023 34,322
Upstart Holdings, Inc.* 9,636 642,432
World Acceptance Corp.* 421 56,768
3,214,706
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The) 4,006 171,377
Chefs' Warehouse, Inc. (The)* 4,293 268,656
Guardian Pharmacy Services,
Inc., Class
a
A*(a) 1,057 21,140
HF Foods Group, Inc.* 4,939 9,433
Ingles Markets, Inc., Class
a
A 1,777 109,179
Natural Grocers by Vitamin
Cottage, Inc. 1,145 50,884
PriceSmart, Inc. 3,077 275,053
SpartanNash Co. 4,141 83,607
Sprouts Farmers Market, Inc.* 12,361 1,834,372
United Natural Foods, Inc.* 7,211 229,238
Village Super Market, Inc.,
Class
a
A 1,068 33,642
Weis Markets, Inc. 2,021 149,513
3,236,094
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 17,732 50,891
Greif, Inc., Class
a
A 3,061 175,273
Greif, Inc., Class
a
B 590 35,760
Myers Industries, Inc. 4,508 49,407
O-I Glass, Inc.* 19,008 218,022
Pactiv Evergreen, Inc. 4,966 88,693
Ranpak Holdings Corp.,
Class
a
A* 5,271 35,263
TriMas Corp. 4,982 102,081
755,390
Distributors — 0.0%(c)
A-Mark Precious Metals, Inc. 2,178 59,198
GigaCloud Technology, Inc.,
Class
a
A*(a) 2,913 49,317
Weyco Group, Inc. 743 25,842
134,357
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.* 4,601 470,728
American Public Education,
Inc.* 1,927 40,775
Carriage Services, Inc., Class
a
A 1,676 67,225

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
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PROSHARES TRUST

UWM
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Investments
Shares Value
Common Stocks (continued)
Chegg, Inc.* 12,356 $ 13,468
Coursera, Inc.* 16,884 133,721
European Wax Center, Inc.,
Class
a
A* 4,082 26,533
Frontdoor, Inc.* 9,452 429,877
Graham Holdings Co., Class
a
B 392 385,638
KinderCare Learning Cos., Inc.* 3,420 66,553
Laureate Education, Inc.* 15,984 318,721
Lincoln Educational Services
Corp.* 3,203 58,775
Mister Car Wash, Inc.* 11,635 98,781
Nerdy, Inc.* 9,304 14,142
OneSpaWorld Holdings Ltd. 12,329 235,237
Perdoceo Education Corp. 8,039 205,799
Strategic Education, Inc. 2,726 219,525
Stride, Inc.* 5,224 714,643
Udemy, Inc.* 11,173 107,708
Universal Technical Institute,
Inc.* 4,847 136,879
3,744,728
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 8,931 161,740
Alpine Income Property Trust,
Inc., REIT 1,536 25,467
American Assets Trust, Inc.,
REIT 5,881 132,087
Armada Hoffler Properties, Inc.,
REIT 9,676 88,826
Broadstone Net Lease, Inc.,
REIT 23,150 390,078
CTO Realty Growth, Inc., REIT 3,597 68,487
Empire State Realty Trust, Inc.,
Class
a
A, REIT 16,731 155,096
Essential Properties Realty
Trust, Inc., REIT 21,531 704,494
Gladstone Commercial Corp.,
REIT 5,189 84,218
Global Net Lease, Inc., REIT 24,641 197,128
NexPoint Diversified Real
Estate Trust, REIT 4,141 20,539
One Liberty Properties, Inc.,
REIT 1,948 51,758
2,079,918
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 1,253 48,867
AST SpaceMobile, Inc.,
Class
a
A*(a) 16,439 445,661
ATN International, Inc. 1,269 21,928
Bandwidth, Inc., Class
a
A* 3,070 49,028
Cogent Communications
Holdings, Inc. 5,405 394,943
Globalstar, Inc.* 5,967 128,828
IDT Corp., Class
a
B 1,893 91,924
Liberty Latin America Ltd.,
Class
a
A* 3,860 26,132
Liberty Latin America Ltd.,
Class
a
C* 15,907 106,736
Lumen Technologies, Inc.* 124,211 586,276
Investments
Shares Value
Common Stocks (continued)
Shenandoah
Telecommunications Co. 5,976 $ 64,601
1,964,924
Electric Utilities — 0.7%
ALLETE, Inc. 7,127 468,173
Genie Energy Ltd., Class
a
B 1,555 22,236
Hawaiian Electric Industries,
Inc.* 20,332 222,635
MGE Energy, Inc. 4,476 410,807
Otter Tail Corp. 5,077 404,789
Portland General Electric Co. 12,767 572,345
TXNM Energy, Inc. 11,050 577,363
2,678,348
Electrical Equipment — 1.1%
Allient, Inc. 1,786 44,436
American Superconductor
Corp.* 4,287 97,358
Amprius Technologies, Inc.* 1,928 4,916
Array Technologies, Inc.* 18,740 98,947
Atkore, Inc. 4,397 270,416
Blink Charging Co.*(a) 11,808 12,044
Bloom Energy Corp., Class
a
A* 24,665 592,453
ChargePoint Holdings, Inc.*(a) 48,559 32,336
Energy Vault Holdings, Inc.* 12,869 17,502
EnerSys 4,910 498,316
Enovix Corp.*(a) 20,184 180,041
Fluence Energy, Inc.* 7,578 43,346
Freyr Battery, Inc.*(a) 13,758 21,050
FuelCell Energy, Inc.* 2,281 13,161
GrafTech International Ltd.* 31,765 37,165
LSI Industries, Inc. 3,515 64,992
NANO Nuclear Energy, Inc.*(a) 548 15,777
Net Power, Inc.* 2,639 19,133
NEXTracker, Inc., Class
a
A* 17,698 779,066
NuScale Power Corp.,
Class
a
A*(a) 10,397 178,725
Plug Power, Inc.*(a) 97,859 157,553
Powell Industries, Inc. 1,147 194,657
Preformed Line Products Co. 296 38,563
SES AI Corp.* 15,981 10,602
Shoals Technologies Group,
Inc., Class
a
A* 20,585 62,373
SolarMax Technology, Inc.* 3,694 4,285
Solidion Technology, Inc.* 6,107 2,058
Stem, Inc.*(a) 18,631 8,000
Sunrun, Inc.* 26,825 194,481
Thermon Group Holdings, Inc.* 4,093 120,744
TPI Composites, Inc.*(a) 5,657 6,392
Ultralife Corp.* 1,234 7,737
Vicor Corp.* 2,798 177,197
4,005,822
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.* 2,912 6,523
Advanced Energy Industries,
Inc. 4,593 528,976
Aeva Technologies, Inc.*(a) 2,837 10,156
Arlo Technologies, Inc.* 11,998 172,531

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
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UWM
::
Investments
Shares Value
Common Stocks (continued)
Badger Meter, Inc. 3,606 $ 758,450
Bel Fuse, Inc., Class
a
A 215 17,525
Bel Fuse, Inc., Class
a
B 1,267 106,314
Belden, Inc. 4,975 547,399
Benchmark Electronics, Inc. 4,380 175,025
Climb Global Solutions, Inc. 516 63,256
CTS Corp. 3,694 164,974
Daktronics, Inc.* 4,917 75,033
ePlus, Inc.* 3,229 207,883
Evolv Technologies Holdings,
Inc.* 16,233 57,465
Fabrinet* 4,476 895,424
FARO Technologies, Inc.* 2,389 76,352
Insight Enterprises, Inc.* 3,340 513,959
Itron, Inc.* 5,544 603,686
Kimball Electronics, Inc.* 3,006 54,168
Knowles Corp.* 10,674 177,082
Lightwave Logic, Inc.*(a) 14,734 17,828
Methode Electronics, Inc. 4,325 47,142
MicroVision, Inc.*(a) 25,815 37,432
Mirion Technologies, Inc.,
Class
a
A* 25,351 393,701
Napco Security Technologies,
Inc. 4,316 106,001
nLight, Inc.* 5,710 52,361
Novanta, Inc.* 4,403 636,850
OSI Systems, Inc.* 1,947 401,491
Ouster, Inc.* 5,696 46,992
PAR Technology Corp.* 4,127 283,566
PC Connection, Inc. 1,423 90,787
Plexus Corp.* 3,290 437,307
Powerfleet, Inc.* 11,593 81,731
Richardson Electronics Ltd. 1,508 19,906
Rogers Corp.* 2,304 184,182
Sanmina Corp.* 6,592 540,017
ScanSource, Inc.* 2,929 107,231
SmartRent, Inc., Class
a
A* 23,450 29,078
TTM Technologies, Inc.* 12,391 298,747
Vishay Intertechnology, Inc. 15,502 265,704
Vishay Precision Group, Inc.* 1,470 34,604
9,324,839
Energy Equipment & Services — 1.7%
Archrock, Inc. 20,478 555,363
Aris Water Solutions, Inc.,
Class
a
A 3,288 103,441
Atlas Energy Solutions, Inc.,
Class
a
A(a) 8,337 161,571
Borr Drilling Ltd.(a) 29,091 73,891
Bristow Group, Inc., Class
a
A* 3,015 111,676
Cactus, Inc., Class
a
A 8,179 429,725
ChampionX Corp. 23,412 697,678
Core Laboratories, Inc. 5,763 84,313
DMC Global, Inc.* 2,408 20,420
Drilling Tools International
Corp.*(a) 1,445 4,667
Expro Group Holdings NV* 11,622 138,186
Forum Energy Technologies,
Inc.* 1,440 26,870
Geospace Technologies Corp.* 1,493 12,063
Investments
Shares Value
Common Stocks (continued)
Helix Energy Solutions Group,
Inc.* 17,683 $ 152,427
Helmerich & Payne, Inc. 11,863 314,488
Innovex International, Inc.* 4,199 76,884
Kodiak Gas Services, Inc. 3,996 171,828
Liberty Energy, Inc., Class
a
A 19,429 335,539
Mammoth Energy Services,
Inc.* 2,980 7,301
Nabors Industries Ltd.* 1,122 45,093
Natural Gas Services Group,
Inc.* 1,317 33,860
Noble Corp. plc 16,945 438,876
NPK International, Inc.* 10,318 62,940
Oceaneering International, Inc.* 12,405 274,026
Oil States International, Inc.* 7,403 40,272
Patterson-UTI Energy, Inc. 47,755 396,844
ProFrac Holding Corp.,
Class
a
A*(a) 2,728 19,614
ProPetro Holding Corp.* 10,659 89,962
Ranger Energy Services, Inc.,
Class
a
A 1,923 32,133
RPC, Inc. 10,427 58,183
SEACOR Marine Holdings, Inc.* 2,991 17,318
Seadrill Ltd.* 8,526 217,157
Select Water Solutions, Inc.,
Class
a
A 11,196 135,807
Solaris Energy Infrastructure,
Inc., Class
a
A 3,085 105,353
TETRA Technologies, Inc.* 15,404 58,381
Tidewater, Inc.* 5,985 273,036
Transocean Ltd.* 89,500 264,025
Valaris Ltd.* 7,566 270,106
6,311,317
Entertainment — 0.4%
AMC Entertainment Holdings,
Inc., Class
a
A* 42,812 141,280
Atlanta Braves Holdings, Inc.,
Class
a
A* 1,257 55,471
Atlanta Braves Holdings, Inc.,
Class
a
C* 6,155 248,477
Cinemark Holdings, Inc.* 13,543 346,836
Eventbrite, Inc., Class
a
A* 9,756 23,805
Golden Matrix Group, Inc.* 2,518 5,288
IMAX Corp.* 5,260 134,656
Lions Gate Entertainment
Corp., Class
a
A*(a) 7,311 72,891
Lions Gate Entertainment
Corp., Class
a
B* 15,276 134,582
LiveOne, Inc.* 9,199 7,124
Madison Square Garden
Entertainment Corp., Class
a
A* 4,857 167,712
Marcus Corp. (The) 2,866 52,562
Playstudios, Inc.* 10,803 17,609
Reservoir Media, Inc.* 2,391 18,722
Sphere Entertainment Co.* 3,334 145,462
Vivid Seats, Inc., Class
a
A* 9,473 39,218
1,611,695
Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
Hudson Pacific Properties, Inc. 16,783 55,048

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
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::
Investments
Shares Value
Common Stocks (continued)
Financial Services — 2.3%
Acacia Research Corp.* 4,632 $ 19,454
Alerus Financial Corp. 2,756 56,140
AvidXchange Holdings, Inc.* 21,327 162,085
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 3,357 142,236
Burford Capital Ltd. 24,590 383,604
Cannae Holdings, Inc. 6,913 138,537
Cantaloupe, Inc.* 7,168 70,390
Cass Information Systems, Inc. 1,661 72,602
Compass Diversified Holdings 8,178 179,016
Enact Holdings, Inc. 3,537 121,602
Essent Group Ltd. 12,805 737,824
EVERTEC, Inc. 7,908 295,285
Federal Agricultural Mortgage
Corp., Class
a
C 1,123 234,786
Flywire Corp.* 14,820 168,948
HA Sustainable Infrastructure
Capital, Inc. 14,175 407,248
International Money Express,
Inc.* 3,891 59,610
Jackson Financial, Inc., Class
a
A 9,204 843,363
Marqeta, Inc., Class
a
A* 58,198 243,268
Merchants Bancorp 2,220 90,398
Mr Cooper Group, Inc.* 7,743 870,081
NCR Atleos Corp.* 8,855 251,836
NewtekOne, Inc. 3,000 38,970
NMI Holdings, Inc., Class
a
A* 9,629 350,881
Onity Group, Inc.* 791 25,565
Pagseguro Digital Ltd., Class
a
A* 23,141 170,318
Payoneer Global, Inc.* 35,605 304,423
Paysafe Ltd.* 3,953 78,269
Paysign, Inc.* 4,039 10,703
PennyMac Financial Services,
Inc. 3,279 339,868
Priority Technology Holdings,
Inc.* 2,257 24,218
Radian Group, Inc. 18,597 612,027
Remitly Global, Inc.* 18,320 439,680
Repay Holdings Corp., Class
a
A* 10,643 76,736
Sezzle, Inc.* 286 85,546
StoneCo Ltd., Class
a
A* 35,128 324,934
SWK Holdings Corp.* 405 6,885
Velocity Financial, Inc.* 1,104 20,799
Walker & Dunlop, Inc. 3,945 337,968
Waterstone Financial, Inc. 1,972 27,746
8,823,849
Food Products — 0.8%
Alico, Inc. 871 25,581
B&G Foods, Inc. 9,540 63,727
Beyond Meat, Inc.*(a) 7,329 23,160
BRC, Inc., Class
a
A*(a) 6,485 16,731
Calavo Growers, Inc. 2,049 46,963
Cal-Maine Foods, Inc. 5,031 454,752
Dole plc 9,210 134,742
Forafric Global plc*(a) 677 6,127
Fresh Del Monte Produce, Inc. 4,148 126,473
Investments
Shares Value
Common Stocks (continued)
Hain Celestial Group, Inc. (The)* 11,005 $ 39,398
J & J Snack Foods Corp. 1,872 246,056
John B Sanfilippo & Son, Inc. 1,100 77,737
Lancaster Colony Corp. 2,401 458,963
Lifeway Foods, Inc.* 551 11,654
Limoneira Co. 2,030 44,741
Mama's Creations, Inc.* 4,038 24,692
Mission Produce, Inc.* 5,331 65,838
Seneca Foods Corp., Class
a
A* 574 46,609
Simply Good Foods Co. (The)* 11,202 422,876
SunOpta, Inc.* 11,583 72,625
TreeHouse Foods, Inc.* 5,791 182,301
Utz Brands, Inc. 8,091 110,199
Vital Farms, Inc.* 4,091 135,453
Westrock Coffee Co.*(a) 4,159 26,534
WK Kellogg Co.(a) 8,050 159,551
3,023,483
Gas Utilities — 0.9%
Brookfield Infrastructure Corp.,
Class
a
A 14,727 589,669
Chesapeake Utilities Corp. 2,714 344,488
New Jersey Resources Corp. 12,056 583,269
Northwest Natural Holding Co. 4,734 193,526
ONE Gas, Inc. 6,913 519,512
RGC Resources, Inc.(a) 1,013 20,543
Southwest Gas Holdings, Inc. 7,476 561,074
Spire, Inc. 6,974 536,022
3,348,103
Ground Transportation — 0.3%
ArcBest Corp. 2,888 227,488
Covenant Logistics Group, Inc.,
Class
a
A 1,986 49,987
FTAI Infrastructure, Inc. 12,358 72,171
Heartland Express, Inc. 5,722 59,051
Hertz Global Holdings, Inc.* 15,058 62,792
Marten Transport Ltd. 7,126 104,895
PAMT Corp.* 733 9,536
Proficient Auto Logistics, Inc.* 1,923 20,114
RXO, Inc.* 19,572 400,639
Universal Logistics Holdings,
Inc. 835 22,712
Werner Enterprises, Inc. 7,569 246,447
1,275,832
Health Care Equipment & Supplies — 2.4%
Accuray, Inc.* 11,897 23,913
Alphatec Holdings, Inc.* 12,775 160,071
AngioDynamics, Inc.* 4,748 44,109
Artivion, Inc.* 4,871 123,772
AtriCure, Inc.* 5,809 225,041
Avanos Medical, Inc.* 5,573 83,874
Axogen, Inc.* 5,203 104,112
Bioventus, Inc., Class
a
A* 4,706 47,719
Ceribell, Inc.* 1,513 35,162
Cerus Corp.* 22,141 36,533
CONMED Corp. 3,786 224,018
CVRx, Inc.* 1,630 21,125
Embecta Corp. 7,115 96,052

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (continued)
Fractyl Health, Inc.* 4,183 $ 6,525
Glaukos Corp.* 6,005 720,720
Haemonetics Corp.* 6,157 403,283
ICU Medical, Inc.* 2,630 384,848
Inmode Ltd.* 8,829 165,279
Inogen, Inc.* 2,909 24,232
Integer Holdings Corp.* 4,093 504,258
Integra LifeSciences Holdings
Corp.* 8,300 192,643
iRadimed Corp. 989 53,317
iRhythm Technologies, Inc.* 3,836 422,574
Lantheus Holdings, Inc.* 8,451 792,873
LeMaitre Vascular, Inc. 2,488 228,523
LivaNova plc* 6,693 278,630
Merit Medical Systems, Inc.* 7,023 716,627
Neogen Corp.* 26,775 269,089
NeuroPace, Inc.* 1,703 22,054
Nevro Corp.* 4,511 25,803
Novocure Ltd.* 13,067 249,188
Omnicell, Inc.* 5,599 213,098
OraSure Technologies, Inc.* 8,855 30,815
Orchestra BioMed Holdings,
Inc.* 3,012 14,126
Orthofix Medical, Inc.* 4,208 73,135
OrthoPediatrics Corp.* 2,045 47,485
Paragon 28, Inc.* 5,784 75,423
PROCEPT BioRobotics Corp.* 5,468 351,811
Pulmonx Corp.* 4,648 40,066
Pulse Biosciences, Inc.*(a) 2,247 41,142
RxSight, Inc.* 4,457 126,400
Sanara Medtech, Inc.*(a) 496 17,206
Semler Scientific, Inc.*(a) 583 25,022
SI-BONE, Inc.* 5,055 91,597
Sight Sciences, Inc.* 4,357 11,546
STAAR Surgical Co.* 6,072 106,260
Stereotaxis, Inc.* 6,931 14,278
Surmodics, Inc.* 1,692 55,599
Tactile Systems Technology,
Inc.* 2,902 41,469
Tandem Diabetes Care, Inc.* 8,058 178,404
TransMedics Group, Inc.* 4,022 306,959
Treace Medical Concepts, Inc.* 5,985 53,506
UFP Technologies, Inc.* 890 202,555
Utah Medical Products, Inc. 404 24,082
Varex Imaging Corp.* 4,759 61,201
Vicarious Surgical, Inc.,
Class
a
A* 1 11
Zimvie, Inc.* 3,358 44,561
Zynex, Inc.*(a) 1,874 13,511
8,947,235
Health Care Providers & Services — 2.6%
Accolade, Inc.* 8,965 62,486
AdaptHealth Corp., Class
a
A* 12,492 142,159
Addus HomeCare Corp.* 2,138 204,756
agilon health, Inc.* 37,857 118,114
AirSculpt Technologies, Inc.*(a) 1,626 7,374
Alignment Healthcare, Inc.* 12,281 192,689
AMN Healthcare Services, Inc.* 4,651 117,763
Ardent Health Partners, Inc.* 1,506 22,078
Investments
Shares Value
Common Stocks (continued)
Astrana Health, Inc.* 5,289 $ 134,235
Aveanna Healthcare Holdings,
Inc.* 6,412 27,315
BrightSpring Health Services,
Inc.* 6,607 127,383
Brookdale Senior Living, Inc.* 23,488 133,882
Castle Biosciences, Inc.* 3,174 68,812
Community Health Systems,
Inc.* 15,401 46,357
Concentra Group Holdings
Parent, Inc. 13,508 305,011
CorVel Corp.* 3,265 360,031
Cross Country Healthcare, Inc.* 3,981 68,314
DocGo, Inc.* 12,479 38,560
Enhabit, Inc.* 6,111 51,149
Ensign Group, Inc. (The) 6,811 879,641
Fulgent Genetics, Inc.* 2,529 39,073
GeneDx Holdings Corp.,
Class
a
A* 1,569 161,372
Guardant Health, Inc.* 14,481 616,167
HealthEquity, Inc.* 10,532 1,155,992
Hims & Hers Health, Inc.* 23,290 1,050,146
InfuSystem Holdings, Inc.* 2,437 19,447
Innovage Holding Corp.* 2,334 7,585
Joint Corp. (The)* 1,336 15,164
LifeStance Health Group, Inc.* 17,115 133,326
ModivCare, Inc.*(a) 1,369 4,518
Nano-X Imaging Ltd.*(a) 6,737 41,702
National HealthCare Corp. 1,531 142,643
National Research Corp. 1,849 26,977
NeoGenomics, Inc.* 15,646 156,303
OPKO Health, Inc.*(a) 39,969 69,546
Option Care Health, Inc.* 21,054 705,309
Owens & Minor, Inc.* 9,255 88,663
PACS Group, Inc.* 4,731 61,645
Patterson Cos., Inc. 9,667 301,030
Pediatrix Medical Group, Inc.* 10,580 156,267
Pennant Group, Inc. (The)* 4,005 91,194
Performant Healthcare, Inc.* 8,679 24,909
Privia Health Group, Inc.* 12,521 312,649
Progyny, Inc.* 9,733 219,284
Quipt Home Medical Corp.* 5,073 13,393
RadNet, Inc.* 8,113 450,028
Select Medical Holdings Corp. 13,284 241,636
Sonida Senior Living, Inc.*(a) 577 14,021
Surgery Partners, Inc.* 9,425 226,954
Talkspace, Inc.* 15,085 43,143
US Physical Therapy, Inc. 1,837 148,834
Viemed Healthcare, Inc.* 4,209 32,999
9,880,028
Health Care REITs — 0.7%
American Healthcare REIT, Inc. 18,659 555,851
CareTrust REIT, Inc. 22,787 589,500
Community Healthcare Trust,
Inc., REIT 3,336 62,517
Diversified Healthcare Trust,
REIT 26,804 75,855
Global Medical REIT, Inc. 7,456 65,613
LTC Properties, Inc., REIT 5,487 191,441

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
National Health Investors, Inc.,
REIT 5,135 $ 368,025
Sabra Health Care REIT, Inc. 29,026 482,122
Strawberry Fields REIT, Inc. 761 8,919
Universal Health Realty Income
Trust, REIT 1,579 63,034
2,462,877
Health Care Technology — 0.3%
Definitive Healthcare Corp.,
Class
a
A* 6,543 21,134
Evolent Health, Inc., Class
a
A* 14,167 127,361
Health Catalyst, Inc.* 7,342 34,287
HealthStream, Inc. 2,991 101,006
LifeMD, Inc.* 4,483 23,581
OptimizeRx Corp.* 2,155 11,163
Phreesia, Inc.* 6,792 180,260
Schrodinger, Inc.* 6,824 152,244
Simulations Plus, Inc. 1,949 56,482
Teladoc Health, Inc.* 21,122 201,926
Waystar Holding Corp.* 7,807 339,370
1,248,814
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. 27,978 414,354
Braemar Hotels & Resorts, Inc.,
REIT 8,088 23,213
Chatham Lodging Trust, REIT 5,909 47,745
DiamondRock Hospitality Co.,
REIT 25,388 208,943
Pebblebrook Hotel Trust, REIT 14,655 180,989
RLJ Lodging Trust, REIT 18,704 173,199
Ryman Hospitality Properties,
Inc., REIT 7,197 711,712
Service Properties Trust, REIT 20,244 60,327
Summit Hotel Properties, Inc.,
REIT 12,879 83,327
Sunstone Hotel Investors, Inc.,
REIT 24,961 261,591
Xenia Hotels & Resorts, Inc.,
REIT 12,514 168,188
2,333,588
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc.,
Class
a
A* 6,341 68,293
Biglari Holdings, Inc., Class
a
B* 90 22,061
BJ's Restaurants, Inc.* 2,326 88,690
Bloomin' Brands, Inc. 9,457 88,707
Brinker International, Inc.* 5,408 891,401
Cheesecake Factory, Inc. (The)
(a) 5,924 320,074
Cracker Barrel Old Country
Store, Inc. 2,715 122,962
Dave & Buster's Entertainment,
Inc.* 3,968 82,892
Denny's Corp.* 6,187 30,749
Despegar.com Corp.* 7,546 145,034
Dine Brands Global, Inc. 1,868 46,849
El Pollo Loco Holdings, Inc.* 3,169 35,730
Everi Holdings, Inc.* 9,955 137,080
Investments
Shares Value
Common Stocks (continued)
First Watch Restaurant Group,
Inc.* 3,725 $ 79,417
Full House Resorts, Inc.* 4,026 19,365
Global Business Travel Group I* 15,401 127,982
Golden Entertainment, Inc. 2,423 75,331
Hilton Grand Vacations, Inc.* 8,773 376,362
Inspired Entertainment, Inc.* 2,692 29,020
International Game Technology
plc 13,960 247,511
Jack in the Box, Inc. 2,358 90,642
Krispy Kreme, Inc. 10,499 65,199
Kura Sushi USA, Inc., Class
a
A* 728 45,282
Life Time Group Holdings, Inc.* 7,599 231,466
Lindblad Expeditions Holdings,
Inc.* 4,422 49,394
Monarch Casino & Resort, Inc. 1,574 144,147
Nathan's Famous, Inc. 347 35,363
ONE Group Hospitality, Inc.
(The)* 2,555 8,329
Papa John's International, Inc. 4,081 185,073
PlayAGS, Inc.* 4,824 58,467
Portillo's, Inc., Class
a
A* 6,629 92,607
Potbelly Corp.* 3,370 42,967
RCI Hospitality Holdings, Inc. 1,027 51,114
Red Rock Resorts, Inc., Class
a
A 6,037 301,669
Rush Street Interactive, Inc.* 9,328 108,764
Sabre Corp.* 46,915 193,759
Shake Shack, Inc., Class
a
A* 4,667 506,836
Six Flags Entertainment Corp. 11,386 500,642
Super Group SGHC Ltd. 18,389 138,101
Sweetgreen, Inc., Class
a
A* 12,291 279,743
Target Hospitality Corp.* 4,042 22,676
United Parks & Resorts, Inc.* 4,009 202,454
Vacasa, Inc., Class
a
A*(a) 1,167 5,975
Xponential Fitness, Inc.,
Class
a
A* 2,993 39,538
6,435,717
Household Durables — 1.6%
Beazer Homes USA, Inc.* 3,583 79,901
Cavco Industries, Inc.* 1,016 532,922
Century Communities, Inc. 3,431 238,214
Champion Homes, Inc.* 6,583 674,758
Cricut, Inc., Class
a
A 5,764 31,126
Dream Finders Homes, Inc.,
Class
a
A* 3,434 82,107
Ethan Allen Interiors, Inc. 2,804 79,914
Flexsteel Industries, Inc. 572 25,734
GoPro, Inc., Class
a
A* 15,358 11,463
Green Brick Partners, Inc.* 3,817 227,989
Hamilton Beach Brands Holding
Co., Class
a
A 1,004 19,568
Helen of Troy Ltd.* 2,797 153,919
Hooker Furnishings Corp. 1,301 17,004
Hovnanian Enterprises, Inc.,
Class
a
A* 611 62,145
Installed Building Products, Inc. 2,940 503,916
iRobot Corp.* 3,670 26,681
KB Home 7,979 486,719
Landsea Homes Corp.* 2,209 15,728
La-Z-Boy, Inc. 5,191 234,841

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Legacy Housing Corp.* 1,376 $ 33,973
LGI Homes, Inc.* 2,562 188,128
Lifetime Brands, Inc. 1,525 7,610
Lovesac Co. (The)* 1,742 36,495
M/I Homes, Inc.* 3,269 382,898
Meritage Homes Corp. 8,816 638,896
Purple Innovation, Inc., Class
a
A* 6,979 5,927
Sonos, Inc.* 14,778 195,365
Taylor Morrison Home Corp.,
Class
a
A* 12,557 774,013
Traeger, Inc.* 4,241 9,839
Tri Pointe Homes, Inc.* 11,313 358,170
United Homes Group, Inc.* 642 2,388
6,138,351
Household Products — 0.3%
Central Garden & Pet Co.* 1,182 41,713
Central Garden & Pet Co.,
Class
a
A* 6,397 201,378
Energizer Holdings, Inc. 8,824 271,161
Oil-Dri Corp. of America 1,200 52,932
WD-40 Co. 1,672 398,973
966,157
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class
a
A* 9,313 45,913
Montauk Renewables, Inc.* 8,099 27,780
Ormat Technologies, Inc. 7,084 494,746
Sunnova Energy International,
Inc.*(a) 13,327 22,123
590,562
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 3,186 87,870
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 8,012 31,567
Innovative Industrial Properties,
Inc., REIT 3,458 248,803
LXP Industrial Trust, REIT 35,670 319,603
Plymouth Industrial REIT, Inc. 4,922 85,348
Terreno Realty Corp., REIT 11,722 794,986
1,480,307
Insurance — 1.8%
Ambac Financial Group, Inc.* 5,585 54,230
American Coastal Insurance
Corp. 2,965 35,995
AMERISAFE, Inc. 2,337 120,262
Baldwin Insurance Group, Inc.
(The), Class
a
A* 8,180 336,525
Bowhead Specialty Holdings,
Inc.* 1,428 48,024
CNO Financial Group, Inc. 12,924 538,802
Crawford & Co., Class
a
A 1,861 22,853
Donegal Group, Inc., Class
a
A 1,897 33,179
Employers Holdings, Inc. 3,031 157,006
Enstar Group Ltd.* 1,555 517,504
Investments
Shares Value
Common Stocks (continued)
F&G Annuities & Life, Inc. 2,281 $ 97,125
Fidelis Insurance Holdings Ltd. 6,302 92,702
Genworth Financial, Inc.,
Class
a
A* 52,830 367,169
GoHealth, Inc., Class
a
A* 558 8,085
Goosehead Insurance, Inc.,
Class
a
A 2,759 339,936
Greenlight Capital Re Ltd.,
Class
a
A* 3,388 47,195
Hamilton Insurance Group Ltd.,
Class
a
B* 4,859 95,042
HCI Group, Inc. 1,016 133,767
Heritage Insurance Holdings,
Inc.* 2,805 32,959
Hippo Holdings, Inc.* 2,472 71,021
Horace Mann Educators Corp. 5,047 213,640
Investors Title Co. 174 41,290
James River Group Holdings
Ltd. 4,599 22,765
Kingsway Financial Services,
Inc.* 1,559 12,113
Lemonade, Inc.* 6,405 232,822
Maiden Holdings Ltd.* 10,801 10,430
MBIA, Inc.* 5,476 33,239
Mercury General Corp. 3,286 177,214
NI Holdings, Inc.* 956 13,614
Oscar Health, Inc., Class
a
A* 24,444 357,127
Palomar Holdings, Inc.* 3,156 406,051
ProAssurance Corp.* 6,249 97,734
Root, Inc., Class
a
A* 1,061 143,415
Safety Insurance Group, Inc. 1,801 137,128
Selective Insurance Group, Inc. 7,465 642,326
Selectquote, Inc.* 16,665 75,992
SiriusPoint Ltd.* 11,538 176,993
Skyward Specialty Insurance
Group, Inc.* 4,557 237,055
Stewart Information Services
Corp. 3,320 236,384
Tiptree, Inc., Class
a
A 3,092 69,972
Trupanion, Inc.* 4,043 139,645
United Fire Group, Inc. 2,574 72,252
Universal Insurance Holdings,
Inc. 2,890 64,100
6,762,682
Interactive Media & Services — 0.5%
Bumble, Inc., Class
a
A* 11,789 61,303
Cargurus, Inc., Class
a
A* 10,646 342,695
Cars.com, Inc.* 8,082 106,682
EverQuote, Inc., Class
a
A* 3,080 82,790
fuboTV, Inc.* 39,572 119,903
Getty Images Holdings, Inc.* 12,312 26,348
Grindr, Inc.* 3,012 55,270
MediaAlpha, Inc., Class
a
A* 3,665 34,048
Nextdoor Holdings, Inc.* 21,136 37,411
Outbrain, Inc.* 4,800 23,784
QuinStreet, Inc.* 6,607 129,365
Shutterstock, Inc. 2,988 64,212
System1, Inc.*(a) 2,906 1,540
TrueCar, Inc.* 10,509 24,486
Vimeo, Inc.* 17,826 104,995

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Webtoon Entertainment, Inc.*(a) 1,880 $ 16,995
Yelp, Inc., Class
a
A* 7,937 272,319
Ziff Davis, Inc.* 5,416 222,381
ZipRecruiter, Inc., Class
a
A* 8,810 49,336
1,775,863
IT Services — 0.4%
Applied Digital Corp.* 23,527 188,216
ASGN, Inc.* 5,300 357,114
Backblaze, Inc., Class
a
A* 4,897 32,026
BigBear.ai Holdings, Inc.*(a) 12,669 65,372
BigCommerce Holdings, Inc.,
Series 1* 8,759 62,014
Couchbase, Inc.* 4,879 86,114
DigitalOcean Holdings, Inc.* 8,053 345,071
Fastly, Inc., Class
a
A* 16,040 109,232
Grid Dynamics Holdings, Inc.* 7,009 131,909
Hackett Group, Inc. (The) 3,104 94,300
Information Services Group,
Inc. 4,370 13,678
Rackspace Technology, Inc.* 8,292 19,652
Tucows, Inc., Class
a
A* 978 19,433
Unisys Corp.* 8,073 34,795
1,558,926
Leisure Products — 0.3%
Acushnet Holdings Corp. 3,472 223,249
AMMO, Inc.* 11,007 17,611
Clarus Corp. 3,743 17,218
Escalade, Inc. 1,227 18,687
Funko, Inc., Class
a
A* 3,835 47,247
JAKKS Pacific, Inc.* 999 27,053
Johnson Outdoors, Inc.,
Class
a
A 583 15,683
Latham Group, Inc.* 4,972 29,384
Malibu Boats, Inc., Class
a
A* 2,400 80,112
Marine Products Corp. 1,078 9,271
MasterCraft Boat Holdings,
Inc.* 2,010 35,336
Peloton Interactive, Inc.,
Class
a
A* 43,220 325,447
Smith & Wesson Brands, Inc. 5,498 59,708
Solo Brands, Inc., Class
a
A* 3,454 2,577
Sturm Ruger & Co., Inc. 2,017 79,591
Topgolf Callaway Brands Corp.* 17,405 113,655
1,101,829
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 14,211 117,383
Akoya Biosciences, Inc.*(a) 3,260 5,314
BioLife Solutions, Inc.* 4,423 106,152
ChromaDex Corp.* 6,075 34,263
Codexis, Inc.* 9,886 30,053
Conduit Pharmaceuticals,
Inc.*(a) 69 83
CryoPort, Inc.* 5,337 29,727
Cytek Biosciences, Inc.* 14,895 66,879
Harvard Bioscience, Inc.* 5,001 4,218
Lifecore Biomedical, Inc.* 2,772 16,189
Investments
Shares Value
Common Stocks (continued)
Maravai LifeSciences Holdings,
Inc., Class
a
A* 13,552 $ 43,637
MaxCyte, Inc.* 12,838 42,879
Mesa Laboratories, Inc. 632 88,088
Nautilus Biotechnology, Inc.,
Class
a
A* 5,978 7,771
OmniAb, Inc.* 11,326 39,415
Pacific Biosciences of
California, Inc.*(a) 33,567 48,672
Quanterix Corp.* 4,410 33,472
Quantum-Si, Inc.*(a) 12,287 16,956
Standard BioTools, Inc.* 36,197 38,550
769,701
Machinery — 3.4%
374Water, Inc.*(a) 8,020 2,752
3D Systems Corp.* 15,633 52,996
Alamo Group, Inc. 1,257 219,950
Albany International Corp.,
Class
a
A 3,832 293,416
Astec Industries, Inc. 2,799 99,588
Atmus Filtration Technologies,
Inc. 10,281 409,184
Blue Bird Corp.* 3,946 138,663
Chart Industries, Inc.* 5,276 1,005,342
Columbus McKinnon Corp. 3,488 60,796
Commercial Vehicle Group,
Inc.* 4,111 8,551
Douglas Dynamics, Inc. 2,782 75,225
Eastern Co. (The) 637 17,900
Energy Recovery, Inc.* 6,969 104,256
Enerpac Tool Group Corp.,
Class
a
A 6,672 308,714
Enpro, Inc. 2,577 469,220
ESCO Technologies, Inc. 3,177 523,824
Federal Signal Corp. 7,380 599,846
Franklin Electric Co., Inc. 5,559 567,852
Gencor Industries, Inc.* 1,261 16,444
Gorman-Rupp Co. (The) 2,571 98,058
Graham Corp.* 1,257 42,524
Greenbrier Cos., Inc. (The) 3,767 211,705
Helios Technologies, Inc. 4,081 160,996
Hillenbrand, Inc. 8,618 257,678
Hillman Solutions Corp.* 24,117 235,382
Hyliion Holdings Corp.* 17,118 28,929
Hyster-Yale, Inc. 1,406 71,453
JBT Marel Corp. 5,757 759,924
Kadant, Inc. 1,439 538,877
Kennametal, Inc. 9,555 211,452
L B Foster Co., Class
a
A* 1,114 30,579
Lindsay Corp. 1,328 175,455
Luxfer Holdings plc 3,278 39,992
Manitowoc Co., Inc. (The)* 4,228 43,760
Mayville Engineering Co., Inc.* 1,580 23,621
Miller Industries, Inc. 1,362 78,887
Mueller Industries, Inc. 13,712 1,099,428
Mueller Water Products, Inc.,
Class
a
A 19,067 491,166
NN, Inc.* 5,708 17,409
Omega Flex, Inc. 435 15,490
Park-Ohio Holdings Corp. 1,102 26,668

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (continued)
Proto Labs, Inc.* 3,097 $ 123,508
REV Group, Inc. 6,301 192,181
Shyft Group, Inc. (The) 4,146 41,543
SPX Technologies, Inc.* 5,525 804,716
Standex International Corp. 1,428 265,580
Taylor Devices, Inc.* 355 11,917
Tennant Co. 2,327 201,425
Terex Corp. 8,177 332,804
Titan International, Inc.* 6,165 52,526
Trinity Industries, Inc. 10,028 311,771
Twin Disc, Inc. 1,371 11,818
Wabash National Corp. 5,275 61,770
Watts Water Technologies, Inc.,
Class
a
A 3,362 721,418
Worthington Enterprises, Inc. 3,862 162,165
12,929,094
Marine Transportation — 0.2%
Costamare, Inc. 5,269 53,638
Genco Shipping & Trading Ltd. 5,177 73,928
Golden Ocean Group Ltd. 14,933 144,850
Himalaya Shipping Ltd.(a) 3,650 19,892
Matson, Inc. 4,019 579,017
Pangaea Logistics Solutions
Ltd. 3,846 19,692
Safe Bulkers, Inc. 7,409 27,710
918,727
Media — 0.6%
Advantage Solutions, Inc.* 12,993 32,612
AMC Networks, Inc., Class
a
A* 3,913 28,565
Boston Omaha Corp., Class
a
A* 3,024 43,062
Cable One, Inc. 692 180,045
Cardlytics, Inc.*(a) 5,096 13,402
Clear Channel Outdoor
Holdings, Inc.* 43,281 54,101
EchoStar Corp., Class
a
A* 14,939 466,545
Emerald Holding, Inc. 1,865 7,665
Entravision Communications
Corp., Class
a
A 7,546 16,828
EW Scripps Co. (The), Class
a
A* 7,522 12,186
Gambling.com Group Ltd.* 2,125 30,218
Gannett Co., Inc.* 17,417 70,365
Gray Media, Inc. 10,499 39,476
Ibotta, Inc., Class
a
A* 1,918 64,042
iHeartMedia, Inc., Class
a
A* 12,892 22,819
Integral Ad Science Holding
Corp.* 8,956 94,217
John Wiley & Sons, Inc.,
Class
a
A 4,897 195,292
Magnite, Inc.* 15,438 243,457
National CineMedia, Inc.* 8,544 57,159
PubMatic, Inc., Class
a
A* 5,131 54,543
Scholastic Corp. 2,850 62,386
Sinclair, Inc. 3,929 57,049
Stagwell, Inc., Class
a
A* 10,553 68,489
TechTarget, Inc.* 3,248 47,648
TEGNA, Inc. 20,318 369,788
Thryv Holdings, Inc.* 4,581 78,976
Investments
Shares Value
Common Stocks (continued)
Townsquare Media, Inc.,
Class
a
A 1,653 $ 14,117
WideOpenWest, Inc.* 6,132 30,231
2,455,283
Metals & Mining — 1.3%
Alpha Metallurgical Resources,
Inc.* 1,349 185,514
Caledonia Mining Corp. plc 2,018 20,321
Carpenter Technology Corp. 5,841 1,209,496
Century Aluminum Co.* 6,478 122,758
Coeur Mining, Inc.* 76,902 396,045
Commercial Metals Co. 13,981 677,240
Compass Minerals
International, Inc. 4,238 44,245
Constellium SE, Class
a
A* 15,892 180,851
Contango ORE, Inc.* 1,281 11,990
Critical Metals Corp.* 996 1,902
Dakota Gold Corp.* 8,599 26,055
Hecla Mining Co. 72,090 369,822
i-80 Gold Corp.* 38,852 30,068
Ivanhoe Electric, Inc.* 10,257 63,696
Kaiser Aluminum Corp. 1,962 138,831
Lifezone Metals Ltd.*(a) 4,481 24,108
MAC Copper Ltd., Class
a
A* 6,609 66,553
Materion Corp. 2,527 230,867
Metallus, Inc.* 5,253 75,853
Novagold Resources, Inc.* 29,929 89,787
Olympic Steel, Inc. 1,215 40,362
Perpetua Resources Corp.* 4,726 40,549
Piedmont Lithium, Inc.* 2,221 15,769
Radius Recycling, Inc., Class
a
A 3,232 44,699
Ramaco Resources, Inc.,
Class
a
A 3,215 28,742
Ramaco Resources, Inc.,
Class
a
B 661 5,850
Ryerson Holding Corp. 3,307 83,270
SSR Mining, Inc.* 24,905 248,801
SunCoke Energy, Inc. 10,281 93,249
Tredegar Corp.* 3,264 25,427
Warrior Met Coal, Inc. 6,361 306,218
Worthington Steel, Inc. 3,994 106,520
5,005,458
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Advanced Flower Capital, Inc. 2,078 17,725
AG Mortgage Investment Trust,
Inc. 3,531 26,730
Angel Oak Mortgage REIT, Inc. 1,457 14,526
Apollo Commercial Real Estate
Finance, Inc. 17,003 172,241
Arbor Realty Trust, Inc.(a) 22,599 278,872
Ares Commercial Real Estate
Corp. 6,554 32,049
ARMOUR Residential REIT, Inc. 6,885 131,159
Blackstone Mortgage Trust,
Inc., Class
a
A 21,307 442,760
BrightSpire Capital, Inc.,
Class
a
A 15,852 98,758
Chicago Atlantic Real Estate
Finance, Inc. 2,132 34,325

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
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Investments
Shares Value
Common Stocks (continued)
Chimera Investment Corp. 9,886 $ 140,678
Claros Mortgage Trust, Inc. 10,592 24,679
Dynex Capital, Inc. 9,691 136,352
Ellington Financial, Inc. 10,357 148,623
Franklin BSP Realty Trust, Inc. 10,077 136,543
Granite Point Mortgage Trust,
Inc. 6,177 18,284
Invesco Mortgage Capital, Inc. 6,776 59,561
KKR Real Estate Finance Trust,
Inc. 7,214 80,003
Ladder Capital Corp., Class
a
A 13,932 165,373
MFA Financial, Inc. 12,561 133,649
New York Mortgage Trust, Inc. 11,136 78,063
Nexpoint Real Estate Finance,
Inc. 1,003 16,499
Orchid Island Capital, Inc. 9,656 82,559
PennyMac Mortgage
Investment Trust 10,665 156,242
Ready Capital Corp. 19,831 137,429
Redwood Trust, Inc. 16,158 107,936
Seven Hills Realty Trust 1,570 20,237
Sunrise Realty Trust, Inc. 692 8,429
TPG RE Finance Trust, Inc. 7,317 63,146
Two Harbors Investment Corp. 12,741 180,667
3,144,097
Multi-Utilities — 0.4%
Avista Corp. 9,608 384,032
Black Hills Corp. 8,600 526,148
Northwestern Energy Group,
Inc. 7,566 423,166
Unitil Corp. 1,959 109,900
1,443,246
Office REITs — 0.6%
Brandywine Realty Trust, REIT 20,796 105,020
City Office REIT, Inc. 4,783 25,159
COPT Defense Properties, REIT 13,818 373,501
Douglas Emmett, Inc., REIT 19,818 342,851
Easterly Government
Properties, Inc., Class
a
A, REIT 11,913 134,259
Franklin Street Properties
Corp., REIT 11,968 22,500
JBG SMITH Properties, REIT 10,009 153,538
NET Lease Office Properties,
REIT* 1,823 59,138
Orion Office REIT, Inc. 6,890 28,387
Paramount Group, Inc., REIT 22,639 102,102
Peakstone Realty Trust, REIT 4,480 50,803
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 15,151 114,996
Postal Realty Trust, Inc.,
Class
a
A, REIT 2,694 37,527
SL Green Realty Corp., REIT 8,651 558,336
2,108,117
Oil, Gas & Consumable Fuels — 2.4%
Aemetis, Inc.*(a) 4,445 8,001
Amplify Energy Corp.* 4,811 23,333
Ardmore Shipping Corp. 5,088 46,097
Investments
Shares Value
Common Stocks (continued)
Berry Corp. 9,401 $ 38,262
BKV Corp.* 1,766 35,656
California Resources Corp. 8,468 377,842
Centrus Energy Corp., Class
a
A* 1,775 161,046
Clean Energy Fuels Corp.* 20,946 42,730
CNX Resources Corp.* 17,907 517,512
Comstock Resources, Inc.* 11,338 203,857
Core Natural Resources, Inc. 6,529 484,778
Crescent Energy Co., Class
a
A 19,945 251,706
CVR Energy, Inc. 4,193 77,235
Delek US Holdings, Inc. 7,781 126,830
DHT Holdings, Inc. 16,563 171,261
Diversified Energy Co. plc(b) 5,768 76,772
Dorian LPG Ltd. 4,462 90,846
Empire Petroleum Corp.* 1,832 12,641
Encore Energy Corp.* 22,279 56,143
Energy Fuels, Inc.* 23,013 94,814
Evolution Petroleum Corp. 3,761 18,956
Excelerate Energy, Inc., Class
a
A 2,100 64,428
FLEX LNG Ltd. 3,748 82,456
FutureFuel Corp. 3,203 14,478
Golar LNG Ltd. 12,147 465,716
Granite Ridge Resources, Inc. 6,462 37,932
Green Plains, Inc.* 7,820 45,903
Gulfport Energy Corp.* 1,590 269,982
Hallador Energy Co.* 3,107 30,014
HighPeak Energy, Inc.(a) 1,786 23,075
International Seaways, Inc. 5,022 167,383
Kinetik Holdings, Inc., Class
a
A 4,694 273,848
Kosmos Energy Ltd.* 57,410 161,322
Magnolia Oil & Gas Corp.,
Class
a
A 21,253 497,533
Murphy Oil Corp. 17,604 466,330
NACCO Industries, Inc.,
Class
a
A 498 16,075
NextDecade Corp.* 14,188 116,625
Nordic American Tankers Ltd. 25,013 61,282
Northern Oil & Gas, Inc. 12,174 383,481
Par Pacific Holdings, Inc.* 6,672 95,877
PBF Energy, Inc., Class
a
A 12,316 263,932
Peabody Energy Corp. 15,524 214,076
Prairie Operating Co.* 516 3,736
PrimeEnergy Resources Corp.* 84 16,456
REX American Resources
Corp.* 1,892 73,069
Riley Exploration Permian, Inc. 1,395 44,026
Ring Energy, Inc.* 18,185 23,277
Sable Offshore
Corp.*
6,193 175,695
SandRidge Energy, Inc. 3,947 46,180
Scorpio Tankers, Inc. 5,470 217,980
SFL Corp. Ltd. 16,028 144,733
Sitio Royalties Corp., Class
a
A 9,910 198,200
SM Energy Co. 14,040 459,248
Talos Energy, Inc.* 17,789 160,101
Teekay Corp. Ltd. 6,743 44,099
Teekay Tankers Ltd., Class
a
A 2,943 111,069
Uranium Energy Corp.* 48,952 274,131
Ur-Energy, Inc.* 43,409 41,586
VAALCO Energy, Inc. 12,782 51,128
Verde Clean Fuels, Inc.* 407 1,681

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
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Investments
Shares Value
Common Stocks (continued)
Vital Energy, Inc.* 3,510 $ 93,752
Vitesse Energy, Inc. 3,068 78,878
W&T Offshore, Inc. 12,103 20,212
World Kinect Corp. 7,005 209,730
9,157,033
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,992 52,091
Sylvamo Corp. 4,269 303,526
355,617
Passenger Airlines — 0.4%
Allegiant Travel Co. 1,902 139,797
Blade Air Mobility, Inc.* 7,119 24,062
Frontier Group Holdings, Inc.* 5,177 37,275
JetBlue Airways Corp.* 38,332 249,925
Joby Aviation, Inc.* 53,032 371,224
SkyWest, Inc.* 4,863 480,999
Sun Country Airlines Holdings,
Inc.* 4,847 78,085
Wheels Up Experience, Inc.*(a) 11,005 13,316
1,394,683
Personal Care Products — 0.2%
Beauty Health Co. (The)* 9,132 13,424
Edgewell Personal Care Co. 5,962 187,624
Herbalife Ltd.* 12,387 102,812
Honest Co., Inc. (The)* 10,138 54,745
Interparfums, Inc. 2,236 310,625
Medifast, Inc.* 1,321 18,970
Nature's Sunshine Products,
Inc.* 1,556 22,671
Nu Skin Enterprises, Inc.,
Class
a
A 6,088 48,217
Olaplex Holdings, Inc.* 17,015 24,672
USANA Health Sciences, Inc.* 1,400 41,426
Veru, Inc.* 16,211 8,425
Waldencast plc, Class
a
A*(a) 3,046 9,930
843,541
Pharmaceuticals — 1.4%
Alto Neuroscience, Inc.*(a) 2,618 7,330
Alumis, Inc.*(a) 1,719 7,993
Amneal Pharmaceuticals, Inc.* 19,528 169,308
Amphastar Pharmaceuticals,
Inc.* 4,721 134,218
ANI Pharmaceuticals, Inc.* 2,269 140,428
Aquestive Therapeutics, Inc.*(a) 9,112 25,514
Arvinas, Inc.* 7,885 139,564
Atea Pharmaceuticals, Inc.* 9,467 28,685
Avadel Pharmaceuticals plc,
ADR* 11,342 89,715
Axsome Therapeutics, Inc.* 4,518 576,226
BioAge Labs, Inc.* 1,488 6,889
Biote Corp., Class
a
A* 3,319 14,504
Cassava Sciences, Inc.* 4,984 11,962
Collegium Pharmaceutical, Inc.* 3,936 114,341
Contineum Therapeutics, Inc.,
Class
a
A* 1,287 9,060
Corcept Therapeutics, Inc.* 9,913 600,530
Investments
Shares Value
Common Stocks (continued)
CorMedix, Inc.* 7,439 $ 77,068
Edgewise Therapeutics, Inc.* 8,907 233,096
Enliven Therapeutics, Inc.* 4,319 89,965
Esperion Therapeutics, Inc.* 23,187 39,418
Evolus, Inc.* 6,783 98,964
EyePoint Pharmaceuticals, Inc.* 8,021 50,292
Fulcrum Therapeutics, Inc.* 7,614 27,334
Harmony Biosciences Holdings,
Inc.* 4,677 158,316
Harrow, Inc.* 3,749 105,272
Innoviva, Inc.* 6,792 121,713
Ligand Pharmaceuticals, Inc.* 2,125 259,739
Liquidia Corp.* 7,779 120,497
Lyra Therapeutics, Inc.* 5,940 1,271
MBX Biosciences, Inc.*(a) 1,382 13,267
MediWound Ltd.*(a) 960 15,936
Mind Medicine MindMed, Inc.* 9,888 66,447
Nektar Therapeutics, Class
a
A* 21,909 18,404
Neumora Therapeutics, Inc.*(a) 10,322 16,102
Nuvation Bio, Inc.* 22,248 43,829
Ocular Therapeutix, Inc.* 19,095 136,338
Omeros Corp.* 6,864 57,726
Pacira BioSciences, Inc.* 5,624 135,257
Phathom Pharmaceuticals,
Inc.*(a) 4,815 26,579
Phibro Animal Health Corp.,
Class
a
A 2,505 56,964
Pliant Therapeutics, Inc.* 6,991 24,049
Prestige Consumer Healthcare,
Inc.* 6,079 515,195
Rapport Therapeutics, Inc.*(a) 1,140 11,434
Scilex Holding Co.* 3,181 751
scPharmaceuticals, Inc.* 4,834 15,856
Septerna, Inc.*(a) 2,277 14,732
SIGA Technologies, Inc. 5,684 31,205
Supernus Pharmaceuticals,
Inc.* 6,156 197,361
Tarsus Pharmaceuticals, Inc.* 4,514 200,783
Telomir Pharmaceuticals, Inc.* 2,373 9,492
Terns Pharmaceuticals, Inc.* 8,627 31,834
Theravance Biopharma, Inc.* 4,507 42,140
Third Harmonic Bio, Inc.* 2,433 8,394
Trevi Therapeutics, Inc.* 7,426 33,566
Ventyx Biosciences, Inc.* 7,458 11,784
Verrica Pharmaceuticals, Inc.* 2,324 1,508
WaVe Life Sciences Ltd.* 11,311 119,557
Xeris Biopharma Holdings, Inc.* 17,207 65,903
Zevra Therapeutics, Inc.* 6,489 51,977
5,433,582
Professional Services — 1.9%
Alight, Inc., Class
a
A 51,499 351,738
Asure Software, Inc.* 2,985 31,313
Barrett Business Services, Inc. 3,145 126,586
BlackSky Technology, Inc.*(a) 3,080 44,568
CBIZ, Inc.* 5,881 459,718
Conduent, Inc.* 19,402 68,683
CRA International, Inc. 808 156,065
CSG Systems International, Inc. 3,634 233,666
DLH Holdings Corp.* 1,041 5,268

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (continued)
ExlService Holdings, Inc.* 19,281 $ 934,164
Exponent, Inc. 6,204 525,231
First Advantage Corp.* 7,352 109,986
FiscalNote Holdings, Inc.*(a) 7,699 9,470
Forrester Research, Inc.* 1,439 15,944
Franklin Covey Co.* 1,379 44,100
Heidrick & Struggles
International, Inc. 2,473 101,368
HireQuest, Inc. 677 10,263
Huron Consulting Group, Inc.* 2,157 328,856
IBEX Holdings Ltd.* 1,052 26,626
ICF International, Inc. 2,288 181,347
Innodata, Inc.* 3,320 175,030
Insperity, Inc. 4,408 387,772
Kelly Services, Inc., Class
a
A 3,803 51,226
Kforce, Inc. 2,239 112,219
Korn Ferry 6,372 418,322
Legalzoom.com, Inc.* 15,726 159,776
Maximus, Inc. 7,381 481,241
Mistras Group, Inc.* 2,574 25,328
NV5 Global, Inc.* 7,008 126,494
Planet Labs PBC* 26,482 122,347
Resources Connection, Inc. 4,108 29,906
Spire Global, Inc.* 2,738 31,241
TriNet Group, Inc. 3,921 289,017
TrueBlue, Inc.* 3,574 22,445
TTEC Holdings, Inc. 2,401 8,115
Upwork, Inc.* 15,290 243,570
Verra Mobility Corp., Class
a
A* 20,223 462,905
Willdan Group, Inc.* 1,565 51,176
WNS Holdings Ltd.* 5,271 299,762
7,262,852
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.* 183 2,818
Anywhere Real Estate, Inc.* 12,042 41,786
Compass, Inc., Class
a
A* 44,742 402,231
Cushman & Wakefield plc* 28,100 334,109
eXp World Holdings, Inc.(a) 10,055 101,656
Forestar Group, Inc.* 2,334 51,465
FRP Holdings, Inc.* 1,635 51,306
Kennedy-Wilson Holdings, Inc. 13,954 135,493
Marcus & Millichap, Inc. 2,879 110,784
Maui Land & Pineapple Co.,
Inc.* 934 18,176
Newmark Group, Inc., Class
a
A 16,158 237,038
Offerpad Solutions, Inc.*(a) 1,281 2,536
Opendoor Technologies, Inc.* 77,299 103,581
RE/MAX Holdings, Inc.,
Class
a
A* 2,196 19,500
Real Brokerage, Inc. (The)* 12,330 63,623
Redfin Corp.* 14,667 97,829
RMR Group, Inc. (The), Class
a
A 1,898 34,581
St Joe Co. (The) 4,424 212,219
Star Holdings* 1,589 14,698
Stratus Properties, Inc.* 687 12,696
Tejon Ranch Co.* 2,568 39,444
Transcontinental Realty
Investors, Inc.* 152 4,378
2,091,947
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT 17,070 $ 154,484
BRT Apartments Corp., REIT 1,385 24,985
Centerspace, REIT 2,030 134,366
Clipper Realty, Inc., REIT 1,457 6,819
Elme Communities, REIT 10,800 187,812
Independence Realty Trust,
Inc., REIT 27,720 604,296
NexPoint Residential Trust, Inc.,
REIT 2,784 118,459
UMH Properties, Inc., REIT 8,871 167,928
Veris Residential, Inc., REIT 9,629 163,019
1,562,168
Retail REITs — 1.1%
Acadia Realty Trust, REIT 14,379 331,580
Alexander's, Inc., REIT 263 56,371
CBL & Associates Properties,
Inc., REIT 2,681 83,594
Curbline Properties Corp., REIT 11,656 287,087
FrontView REIT, Inc. 1,770 30,267
Getty Realty Corp., REIT 6,189 194,335
InvenTrust Properties Corp.,
REIT 9,511 283,238
Kite Realty Group Trust, REIT 26,649 611,062
Macerich Co. (The), REIT 29,054 524,134
NETSTREIT Corp., REIT 9,544 142,778
Phillips Edison & Co., Inc., REIT 15,066 560,455
Saul Centers, Inc., REIT 1,290 48,310
SITE Centers Corp., REIT 5,829 81,664
Tanger, Inc., REIT 13,064 463,119
Urban Edge Properties, REIT 15,455 318,373
Whitestone REIT 6,081 82,823
4,099,190
Semiconductors & Semiconductor Equipment — 1.9%
ACM Research, Inc., Class
a
A* 6,251 162,151
Aehr Test Systems*(a) 3,478 33,528
Alpha & Omega Semiconductor
Ltd.* 2,923 88,508
Ambarella, Inc.* 4,650 285,649
Axcelis Technologies, Inc.* 3,999 219,105
CEVA, Inc.* 2,862 98,052
Cohu, Inc.* 5,680 111,669
Credo Technology Group
Holding Ltd.* 17,181 948,048
Diodes, Inc.* 5,597 276,380
Everspin Technologies, Inc.* 2,428 13,694
FormFactor, Inc.* 9,501 316,383
GCT Semiconductor Holding,
Inc.*(a) 959 1,841
Ichor Holdings Ltd.* 4,057 118,830
Impinj, Inc.* 2,814 272,001
indie Semiconductor, Inc.,
Class
a
A*(a) 20,127 60,582
Kulicke & Soffa Industries, Inc. 6,513 249,253
MaxLinear, Inc., Class
a
A* 9,797 143,134

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Navitas Semiconductor Corp.,
Class
a
A*(a) 15,481 $ 37,774
NVE Corp. 587 40,409
PDF Solutions, Inc.* 3,819 86,004
Penguin Solutions, Inc.* 6,390 127,353
Photronics, Inc.* 7,563 157,613
Power Integrations, Inc. 6,944 422,195
QuickLogic Corp.* 1,692 10,406
Rambus, Inc.* 13,113 732,886
Rigetti Computing, Inc.*(a) 19,342 163,633
Semtech Corp.* 8,916 340,502
Silicon Laboratories, Inc.* 3,934 551,940
SiTime Corp.* 2,280 353,742
SkyWater Technology, Inc.* 3,341 31,172
Synaptics, Inc.* 4,859 321,374
Ultra Clean Holdings, Inc.* 5,432 133,627
Veeco Instruments, Inc.* 6,822 151,721
7,061,159
Software — 5.3%
8x8, Inc.* 15,686 39,215
A10 Networks, Inc. 8,699 180,852
ACI Worldwide, Inc.* 12,941 742,166
Adeia, Inc. 13,352 209,893
Agilysys, Inc.* 2,766 224,018
Airship AI Holdings, Inc.*(a) 986 4,181
Alarm.com Holdings, Inc.* 5,811 337,561
Alkami Technology, Inc.* 6,514 200,892
Altair Engineering, Inc., Class
a
A* 6,666 743,926
Amplitude, Inc., Class
a
A* 9,585 120,675
Appian Corp., Class
a
A* 4,942 160,467
Arteris, Inc.* 3,465 31,531
Asana, Inc., Class
a
A* 9,971 191,942
AudioEye, Inc.* 873 11,358
Aurora Innovation, Inc.,
Class
a
A* 117,813 856,501
AvePoint, Inc.* 15,806 236,142
Bit Digital, Inc.*(a) 14,706 36,177
Blackbaud, Inc.* 4,974 328,781
BlackLine, Inc.* 7,084 342,157
Blend Labs, Inc., Class
a
A* 29,118 91,139
Box, Inc., Class
a
A* 17,284 565,187
Braze, Inc., Class
a
A* 8,091 299,205
C3.ai, Inc., Class
a
A* 13,576 318,357
Cerence, Inc.* 5,049 57,609
Cipher Mining, Inc.* 24,851 101,392
Cleanspark, Inc.* 30,536 243,983
Clear Secure, Inc., Class
a
A 10,774 255,452
Clearwater Analytics Holdings,
Inc., Class
a
A* 21,945 682,489
Commvault Systems, Inc.* 5,356 913,519
Consensus Cloud Solutions,
Inc.* 2,214 57,940
Core Scientific, Inc.* 21,884 244,225
CS Disco, Inc.* 3,566 17,188
Daily Journal Corp.* 169 66,463
Digimarc Corp.*(a) 1,861 30,427
Digital Turbine, Inc.* 11,775 40,388
Domo, Inc., Class
a
B* 4,203 31,943
D-Wave Quantum, Inc.*(a) 12,137 66,511
Investments
Shares Value
Common Stocks (continued)
E2open Parent Holdings, Inc.* 25,109 $ 57,500
eGain Corp.* 2,145 10,511
Enfusion, Inc., Class
a
A* 6,092 69,936
EverCommerce, Inc.* 2,592 25,713
Freshworks, Inc., Class
a
A* 25,360 432,642
Hut 8 Corp.* 9,936 146,556
I3 Verticals, Inc., Class
a
A* 2,833 73,460
Intapp, Inc.* 6,544 431,642
InterDigital, Inc. 3,105 663,352
Jamf Holding Corp.* 10,051 137,498
Kaltura, Inc.* 11,962 25,359
Life360, Inc.* 1,257 56,816
LiveRamp Holdings, Inc.* 8,101 242,058
Logility Supply Chain Solutions,
Inc., Class
a
A 3,857 54,499
MARA Holdings, Inc.* 34,940 486,365
Matterport, Inc.* 32,573 177,849
Meridianlink, Inc.* 4,013 73,277
Mitek Systems, Inc.* 5,608 52,547
N-able, Inc.* 8,768 87,943
NCR Voyix Corp.* 17,856 201,416
NextNav, Inc.* 9,499 99,645
Olo, Inc., Class
a
A* 12,855 88,571
ON24, Inc.* 3,383 18,877
OneSpan, Inc. 4,646 74,522
Ooma, Inc.* 3,073 44,190
Pagaya Technologies Ltd.,
Class
a
A*(a) 4,418 56,683
PagerDuty, Inc.* 10,989 194,725
Porch Group, Inc.* 9,687 67,712
Progress Software Corp. 5,215 284,948
PROS Holdings, Inc.* 5,610 135,650
Q2 Holdings, Inc.* 7,222 630,986
Qualys, Inc.* 4,555 598,800
Rapid7, Inc.* 7,596 220,968
Red Violet, Inc. 1,355 55,040
Rekor Systems, Inc.*(a) 9,044 11,124
ReposiTrak, Inc. 1,439 28,262
Rimini Street, Inc.* 6,510 23,111
Riot Platforms, Inc.* 35,008 324,874
Roadzen, Inc.* 4,632 5,674
Sapiens International Corp. NV 3,777 104,170
SEMrush Holdings, Inc.,
Class
a
A* 4,517 49,687
Silvaco Group, Inc.* 743 4,599
SolarWinds Corp. 6,678 122,274
SoundHound AI, Inc.,
Class
a
A*(a) 37,854 409,580
SoundThinking, Inc.* 1,221 20,061
Sprinklr, Inc., Class
a
A* 14,315 121,248
Sprout Social, Inc., Class
a
A* 6,141 162,859
SPS Commerce, Inc.* 4,624 615,917
Telos Corp.* 6,757 20,203
Tenable Holdings, Inc.* 14,471 551,924
Terawulf, Inc.*(a) 32,834 137,574
Varonis Systems, Inc., Class
a
B* 13,529 581,341
Verint Systems, Inc.* 7,498 169,230
Vertex, Inc., Class
a
A* 6,654 214,858
Viant Technology, Inc., Class
a
A* 1,880 37,581
Weave Communications, Inc.* 4,861 61,249

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
WM Technology, Inc.* 10,576 $ 13,855
Workiva, Inc., Class
a
A* 6,196 542,274
Xperi, Inc.* 5,615 47,503
Yext, Inc.* 13,058 88,794
Zeta Global Holdings Corp.,
Class
a
A* 21,934 377,484
20,007,418
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT 5,398 63,318
Four Corners Property Trust,
Inc., REIT 11,840 340,400
Gladstone Land Corp., REIT 4,124 47,261
Outfront Media, Inc., REIT 18,454 343,244
PotlatchDeltic Corp., REIT 9,748 452,600
Safehold, Inc., REIT 6,354 118,566
Uniti Group, Inc., REIT 29,830 171,224
1,536,613
Specialty Retail — 1.8%
1-800-Flowers.com, Inc.,
Class
a
A* 3,122 21,542
Abercrombie & Fitch Co.,
Class
a
A* 6,172 635,654
Academy Sports & Outdoors,
Inc. 8,454 419,234
aka Brands Holding Corp.* 78 1,113
American Eagle Outfitters, Inc. 21,801 285,375
America's Car-Mart, Inc.* 880 36,837
Arhaus, Inc., Class
a
A 6,287 59,852
Arko Corp. 9,880 44,559
Asbury Automotive Group, Inc.* 2,415 648,186
BARK, Inc.* 15,933 26,927
Beyond, Inc.* 5,598 35,771
Boot Barn Holdings, Inc.* 3,633 444,788
Buckle, Inc. (The) 3,790 151,790
Build-A-Bear Workshop, Inc. 1,531 62,649
Caleres, Inc. 4,195 67,791
Camping World Holdings, Inc.,
Class
a
A 6,888 134,247
Citi Trends, Inc.* 782 19,261
Designer Brands, Inc., Class
a
A 4,973 19,991
Destination XL Group, Inc.* 6,575 15,057
EVgo, Inc., Class
a
A* 12,357 32,746
Foot Locker, Inc.* 10,238 177,322
Genesco, Inc.* 1,293 47,285
Group 1 Automotive, Inc. 1,625 746,817
GrowGeneration Corp.* 6,865 7,826
Haverty Furniture Cos., Inc. 1,801 41,117
J Jill, Inc. 743 17,609
Lands' End, Inc.* 1,741 20,509
Leslie's, Inc.* 22,055 22,937
MarineMax, Inc.* 2,651 67,203
Monro, Inc. 3,665 65,274
National Vision Holdings, Inc.* 9,554 121,431
ODP Corp. (The)* 4,010 62,396
OneWater Marine, Inc., Class
a
A* 1,465 24,260
Petco Health & Wellness Co.,
Inc., Class
a
A* 10,337 27,807
RealReal, Inc. (The)* 12,285 83,784
Investments
Shares Value
Common Stocks (continued)
Revolve Group, Inc., Class
a
A* 4,709 $ 125,071
RumbleON, Inc., Class
a
B* 2,103 8,854
Sally Beauty Holdings, Inc.* 12,646 114,067
Shoe Carnival, Inc. 2,193 48,553
Signet Jewelers Ltd. 5,189 271,488
Sleep Number Corp.* 2,645 37,215
Sonic Automotive, Inc., Class
a
A 1,813 123,574
Stitch Fix, Inc., Class
a
A* 12,429 58,789
ThredUp, Inc., Class
a
A* 9,650 22,774
Tile Shop Holdings, Inc.* 3,515 26,609
Tilly's, Inc., Class
a
A* 1,817 6,905
Torrid Holdings, Inc.*(a) 2,479 14,874
Upbound Group, Inc. 6,584 169,999
Urban Outfitters, Inc.* 7,769 452,078
Victoria's Secret & Co.* 9,632 257,463
Warby Parker, Inc., Class
a
A* 10,868 268,766
Winmark Corp. 357 119,982
Zumiez, Inc.* 1,901 27,108
6,851,116
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class
a
A(a) 3,018 40,260
Corsair Gaming, Inc.* 5,484 64,382
CPI Card Group, Inc.* 598 20,009
Diebold Nixdorf, Inc.* 3,102 137,202
Eastman Kodak Co.* 7,423 52,109
Immersion Corp. 3,770 30,311
IonQ, Inc.*(a) 24,673 606,216
Turtle Beach Corp.* 2,029 34,777
Xerox Holdings Corp. 14,275 94,643
1,079,909
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class
a
A* 15,944 72,864
G-III Apparel Group Ltd.* 4,795 129,801
Hanesbrands, Inc.* 43,358 261,449
Kontoor Brands, Inc. 6,757 439,475
Movado Group, Inc. 1,852 35,762
Oxford Industries, Inc. 1,821 112,957
Rocky Brands, Inc. 888 18,062
Steven Madden Ltd. 8,897 291,732
Superior Group of Cos., Inc. 1,596 22,807
Vera Bradley, Inc.* 3,010 9,873
Wolverine World Wide, Inc. 9,743 144,099
1,538,881
Tobacco — 0.1%
Ispire Technology, Inc.*(a) 2,357 11,172
Turning Point Brands, Inc. 2,102 147,771
Universal Corp. 2,949 158,096
317,039
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc. 3,291 18,035
Applied Industrial Technologies,
Inc. 4,721 1,182,988
Beacon Roofing Supply, Inc.* 7,609 878,231
BlueLinx Holdings, Inc.* 1,003 79,608
Boise Cascade Co. 4,782 495,702

ULTRA RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Custom Truck One Source,
Inc.*(a) 6,066 $ 26,872
Distribution Solutions Group,
Inc.* 1,288 37,970
DNOW, Inc.* 12,941 206,797
DXP Enterprises, Inc.* 1,530 138,419
EVI Industries, Inc. 633 10,964
FTAI Aviation Ltd. 12,465 1,604,370
GATX Corp. 4,380 731,679
Global Industrial Co. 1,671 39,185
GMS, Inc.* 4,846 385,790
H&E Equipment Services, Inc. 3,959 379,668
Herc Holdings, Inc. 3,454 495,580
Hudson Technologies, Inc.* 5,455 31,421
Karat Packaging, Inc. 839 25,095
McGrath RentCorp 2,996 365,512
MRC Global, Inc.* 10,343 125,874
Rush Enterprises, Inc., Class
a
A 7,466 435,417
Rush Enterprises, Inc., Class
a
B 1,087 61,894
Titan Machinery, Inc.* 2,570 44,178
Transcat, Inc.* 1,108 88,108
Willis Lease Finance Corp. 352 71,192
Xometry, Inc., Class
a
A* 5,215 142,474
8,103,023
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.*(a) 1,391 15,343
Water Utilities — 0.3%
American States Water Co. 4,575 350,171
Cadiz, Inc.* 5,167 22,011
California Water Service Group 7,314 332,421
Consolidated Water Co. Ltd. 1,842 49,863
Global Water Resources, Inc. 1,421 16,313
Middlesex Water Co. 2,166 108,582
Pure Cycle Corp.* 2,548 29,633
SJW Group 4,105 216,210
York Water Co. (The) 1,759 56,376
1,181,580
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 7,949 58,266
Spok Holdings, Inc. 2,244 37,811
Telephone and Data Systems,
Inc. 12,105 436,991
533,068
Total Common Stocks
(Cost $295,588,319)
316,672,837
Number of
Rights
Rights — 0 .0% (c)
Biotechnology — 0.0%(c)
Aduro Biotech, Inc., CVR*(d) 687 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*(d) 5,386 969
Chinook Therape, CVR*(d) 3,154 —
Oncternal Therapeutics,
Inc., CVR*(d) 42 —
Investments
Number of
Rights Value
Rights (continued)
Tobira Therapeutics, Inc.,
CVR*(d) 756 $ —
969
Food Products — 0.0%(c)
Prevail Therape, CVR*(d) 2,444 1,222
Total Rights
(Cost $2,604) 2,191
Shares
Securities Lending Reinvestments (e) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (f)
(Cost $3,305,310) 3,305,310 3,305,310
Principal
Amount
Short-Term Investments — 22 .8%
Repurchase Agreements (g) — 7 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $26,313,326
(Cost $26,303,837) $ 26,303,837
26,303,837
U.S. Treasury Obligations (h) — 15 .8%
U.S. Treasury Bills
4.25%, 3/25/2025 (i) 25,000,000 24,935,452
4.24%, 4/3/2025 (i) 35,000,000 34,872,512
Total U.S. Treasury Obligations
(Cost $59,795,410) 59,807,964
Total Short-Term Investments
(Cost $86,099,247) 86,111,801
Total Investments — 107.5%
(Cost $384,995,480) 406,092,139
Liabilities in excess of other assets — (7.5%) (28,317,609)
Net Assets — 100.0% $ 377,774,530
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $4,779,612, collateralized in the form of cash with a value of $3,305,310 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,771,035 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March
6, 2025 – February 15, 2055. The total value of collateral is
$5,076,345.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) Illiquid security.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
(e) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $3,305,310.
(f) Rate shown is the 7-day yield as of February 28, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $43,981,761.
(i) The rate shown was the current yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Russell 2000 E-Mini Index 430 3/21/2025 U.S. Dollar $ 46,553,950 $ (2,575,824)
Swap Agreements
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
49,599,195 3/6/2025 Bank of America NA 5.23% Russell 2000
®
Index (6,694,519)
48,366,245 11/6/2025 Barclays Capital 5.18% Russell 2000
®
Index 305,623
39,162,382 1/12/2027 BNP Paribas SA 5.33% Russell 2000
®
Index (2,704,606)
38,716,790 3/6/2025 Citibank NA 5.08% Russell 2000
®
Index (142,507)
42,262,062 11/6/2026 Goldman Sachs International 4.88% Russell 2000
®
Index (4,639,743)
33,028,676 1/26/2026
Morgan Stanley & Co.
International plc 4.83% iShares
®
Russell 2000 ETF (1,035,082)
62,729,030 1/26/2026
Morgan Stanley & Co.
International plc 4.83% Russell 2000
®
Index (2,137,047)
95,757,706 (3,172,129)
34,174,343 11/6/2026 Societe Generale 5.23% Russell 2000
®
Index (5,581,043)
44,280,206 11/6/2026 UBS AG 5.03% Russell 2000
®
Index (7,830,449)
392,318,929 (30,459,373)
Total Unrealized
Appreciation
305,623
Total Unrealized
Depreciation
(30,764,996)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA S&P500
®
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) — 77 .0%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.* 6,640 $ 3,508,908
Boeing Co. (The)* 68,574 11,975,078
General Dynamics Corp. 23,664 5,977,526
General Electric Co. 99,215 20,535,521
Howmet Aerospace, Inc. 37,290 5,093,814
Huntington Ingalls Industries,
Inc. 3,587 629,805
L3Harris Technologies, Inc. 17,389 3,584,047
Lockheed Martin Corp. 19,341 8,710,606
Northrop Grumman Corp. 12,552 5,795,760
RTX Corp. 122,052 16,231,696
Textron, Inc. 17,051 1,274,221
TransDigm Group, Inc. 5,154 7,046,549
90,363,531
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 10,835 1,101,052
Expeditors International of
Washington, Inc. 12,830 1,505,729
FedEx Corp. 20,613 5,419,158
United Parcel Service, Inc.,
Class
a
B 67,035 7,979,176
16,005,115
Automobile Components — 0.0%(b)
Aptiv plc* 21,544 1,402,945
BorgWarner, Inc. 20,036 596,472
1,999,417
Automobiles — 1.4%
Ford Motor Co. 357,889 3,417,840
General Motors Co. 100,796 4,952,107
Tesla, Inc.* 255,957 74,990,282
83,360,229
Banks — 2.8%
Bank of America Corp. 612,060 28,215,966
Citigroup, Inc. 173,410 13,864,130
Citizens Financial Group, Inc. 40,389 1,848,605
Fifth Third Bancorp 61,518 2,674,187
Huntington Bancshares, Inc. 133,220 2,194,133
JPMorgan Chase & Co. 258,152 68,319,927
KeyCorp 90,919 1,574,717
M&T Bank Corp. 15,213 2,916,636
PNC Financial Services Group,
Inc. (The) 36,423 6,990,302
Regions Financial Corp. 83,342 1,976,039
Truist Financial Corp. 121,754 5,643,298
US Bancorp 143,042 6,708,670
Wells Fargo & Co. 305,139 23,898,486
166,825,096
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 16,702 553,003
Coca-Cola Co. (The) 355,446 25,311,310
Constellation Brands, Inc.,
Class
a
A 14,353 2,518,951
Investments
Shares Value
Common Stocks (a) (continued)
Keurig Dr Pepper, Inc. 103,246 $ 3,460,806
Molson Coors Beverage Co.,
Class
a
B 16,062 984,440
Monster Beverage Corp.* 64,181 3,507,492
PepsiCo, Inc. 125,831 19,311,283
55,647,285
Biotechnology — 1.4%
AbbVie, Inc. 162,094 33,882,509
Amgen, Inc. 49,262 15,175,652
Biogen, Inc.* 13,361 1,877,221
Gilead Sciences, Inc. 114,224 13,056,945
Incyte Corp.* 14,657 1,077,289
Moderna, Inc.* 31,047 961,215
Regeneron Pharmaceuticals,
Inc. 9,651 6,743,540
Vertex Pharmaceuticals, Inc.* 23,604 11,324,963
84,099,334
Broadline Retail — 3.1%
Amazon.com, Inc.* 858,011 182,138,575
eBay, Inc. 43,918 2,843,251
184,981,826
Building Products — 0.4%
A O Smith Corp. 10,918 725,829
Allegion plc 7,969 1,025,690
Builders FirstSource, Inc.* 10,548 1,466,066
Carrier Global Corp. 76,496 4,956,941
Johnson Controls International
plc 61,229 5,244,876
Lennox International, Inc. 2,938 1,765,885
Masco Corp. 19,786 1,487,511
Trane Technologies plc 20,627 7,295,770
23,968,568
Capital Markets — 2.5%
Ameriprise Financial, Inc. 8,895 4,779,284
Bank of New York Mellon Corp.
(The) 66,636 5,927,272
Blackrock, Inc. 13,348 13,051,407
Blackstone, Inc. 66,178 10,665,246
Cboe Global Markets, Inc. 9,595 2,022,626
Charles Schwab Corp. (The) 156,052 12,410,816
CME Group, Inc. 33,035 8,383,292
FactSet Research Systems, Inc. 3,486 1,609,626
Franklin Resources, Inc. 28,329 573,662
Goldman Sachs Group, Inc.
(The) 28,758 17,895,816
Intercontinental Exchange, Inc. 52,662 9,122,638
Invesco Ltd. 41,254 717,407
KKR & Co., Inc. 61,868 8,388,682
MarketAxess Holdings, Inc. 3,459 666,861
Moody's Corp. 14,288 7,200,295
Morgan Stanley 113,746 15,140,730
MSCI, Inc., Class
a
A 7,184 4,242,224
Nasdaq, Inc. 37,956 3,141,998
Northern Trust Corp. 18,173 2,003,028
Raymond James Financial, Inc. 16,772 2,594,125
S&P Global, Inc. 29,107 15,535,570

FEBRUARY 28, 2025 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
State Street Corp. 26,854 $ 2,664,722
T. Rowe Price Group, Inc. 20,367 2,153,199
150,890,526
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 20,383 6,444,085
Albemarle Corp. 10,775 829,998
Celanese Corp., Class
a
A 10,023 510,572
CF Industries Holdings, Inc. 15,961 1,293,160
Corteva, Inc. 62,986 3,966,858
Dow, Inc. 64,164 2,445,290
DuPont de Nemours, Inc. 38,365 3,137,106
Eastman Chemical Co. 10,626 1,039,754
Ecolab, Inc. 23,105 6,215,476
FMC Corp. 11,450 422,505
International Flavors &
Fragrances, Inc. 23,447 1,918,199
Linde plc 43,630 20,377,392
LyondellBasell Industries NV,
Class
a
A 23,860 1,833,164
Mosaic Co. (The) 29,137 696,957
PPG Industries, Inc. 21,269 2,408,076
Sherwin-Williams Co. (The) 21,243 7,695,702
61,234,294
Commercial Services & Supplies — 0.5%
Cintas Corp. 31,435 6,522,763
Copart, Inc.* 80,405 4,406,194
Republic Services, Inc., Class
a
A 18,664 4,423,741
Rollins, Inc. 25,797 1,351,505
Veralto Corp. 22,676 2,262,158
Waste Management, Inc. 33,526 7,804,182
26,770,543
Communications Equipment — 0.7%
Arista Networks, Inc.* 94,741 8,815,650
Cisco Systems, Inc. 365,495 23,431,884
F5, Inc.* 5,375 1,571,811
Juniper Networks, Inc. 30,353 1,098,779
Motorola Solutions, Inc. 15,322 6,745,051
41,663,175
Construction & Engineering — 0.1%
Quanta Services, Inc. 13,531 3,513,054
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 5,601 2,706,067
Vulcan Materials Co. 12,154 3,005,806
5,711,873
Consumer Finance — 0.5%
American Express Co. 51,063 15,367,920
Capital One Financial Corp. 34,973 7,013,835
Discover Financial Services 22,998 4,488,980
Synchrony Financial 35,673 2,164,638
29,035,373
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 40,597 $ 42,570,420
Dollar General Corp. 20,160 1,495,469
Dollar Tree, Inc.* 18,523 1,349,586
Kroger Co. (The)(c) 60,999 3,953,955
Sysco Corp. 45,080 3,405,343
Target Corp. 42,276 5,252,370
Walgreens Boots Alliance, Inc. 65,776 702,488
Walmart, Inc. 398,011 39,247,865
97,977,496
Containers & Packaging — 0.2%
Amcor plc(c) 132,528 1,341,183
Avery Dennison Corp. 7,369 1,385,151
Ball Corp. 27,389 1,443,126
International Paper Co. 48,271 2,720,071
Packaging Corp. of America 8,174 1,741,798
Smurfit WestRock plc 45,312 2,359,396
10,990,725
Distributors — 0.1%
Genuine Parts Co. 12,746 1,591,721
LKQ Corp. 23,818 1,004,881
Pool Corp. 3,492 1,211,724
3,808,326
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 657,823 18,030,928
Verizon Communications, Inc. 385,937 16,633,885
34,664,813
Electric Utilities — 1.2%
Alliant Energy Corp. 23,522 1,517,875
American Electric Power Co.,
Inc. 48,828 5,178,209
Constellation Energy Corp. 28,715 7,194,400
Duke Energy Corp. 70,795 8,317,705
Edison International 35,475 1,931,259
Entergy Corp. 39,356 3,436,172
Evergy, Inc. 21,064 1,451,520
Eversource Energy 33,572 2,115,372
Exelon Corp. 92,111 4,071,306
FirstEnergy Corp. 47,072 1,824,982
NextEra Energy, Inc. 188,537 13,229,641
NRG Energy, Inc. 18,567 1,962,718
PG&E Corp. 200,433 3,275,075
Pinnacle West Capital Corp. 10,424 964,637
PPL Corp. 67,640 2,381,604
Southern Co. (The) 100,472 9,021,381
Xcel Energy, Inc. 52,650 3,796,065
71,669,921
Electrical Equipment — 0.6%
AMETEK, Inc. 21,205 4,014,106
Eaton Corp. plc 36,236 10,628,744
Emerson Electric Co. 52,255 6,354,731
GE Vernova, Inc. 25,272 8,470,669
Generac Holdings, Inc.* 5,455 742,698

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Investments
Shares Value
Common Stocks (a) (continued)
Hubbell, Inc., Class
a
B 4,919 $ 1,827,851
Rockwell Automation, Inc. 10,353 2,972,864
35,011,663
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class
a
A 110,512 7,360,099
CDW Corp. 12,210 2,175,822
Corning, Inc. 70,626 3,541,894
Jabil, Inc. 10,348 1,603,112
Keysight Technologies, Inc.* 15,915 2,538,920
TE Connectivity plc 27,412 4,222,271
Teledyne Technologies, Inc.* 4,273 2,200,681
Trimble, Inc.* 22,388 1,611,488
Zebra Technologies Corp.,
Class
a
A* 4,727 1,489,241
26,743,528
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 90,744 4,046,275
Halliburton Co. 80,526 2,123,471
Schlumberger NV 129,485 5,394,345
11,564,091
Entertainment — 1.1%
Electronic Arts, Inc. 21,862 2,822,821
Live Nation Entertainment, Inc.* 14,378 2,061,230
Netflix, Inc.* 39,234 38,471,291
Take-Two Interactive Software,
Inc.* 14,979 3,175,248
Walt Disney Co. (The) 166,025 18,893,645
Warner Bros Discovery, Inc.* 204,725 2,346,149
67,770,384
Financial Services — 3.7%
Apollo Global Management, Inc. 40,985 6,117,831
Berkshire Hathaway, Inc.,
Class
a
B* 168,043 86,345,535
Corpay, Inc.* 6,393 2,346,551
Fidelity National Information
Services, Inc. 49,336 3,508,776
Fiserv, Inc.* 52,138 12,288,405
Global Payments, Inc. 23,332 2,456,393
Jack Henry & Associates, Inc. 6,687 1,160,796
Mastercard, Inc., Class
a
A 75,193 43,334,478
PayPal Holdings, Inc.* 91,887 6,528,572
Visa, Inc., Class
a
A 158,430 57,464,145
221,551,482
Food Products — 0.5%
Archer-Daniels-Midland Co. 43,831 2,068,823
Bunge Global SA 12,798 949,484
Campbell's Co. (The) 17,996 720,920
Conagra Brands, Inc. 43,758 1,117,579
General Mills, Inc. 50,942 3,088,104
Hershey Co. (The) 13,543 2,339,011
Hormel Foods Corp. 26,694 764,249
J M Smucker Co. (The) 9,754 1,078,110
Kellanova 24,652 2,043,651
Kraft Heinz Co. (The) 80,953 2,486,067
Lamb Weston Holdings, Inc. 13,121 680,586
Investments
Shares Value
Common Stocks (a) (continued)
McCormick & Co., Inc.
(Non-Voting) 23,121 $ 1,910,026
Mondelez International, Inc.,
Class
a
A 122,614 7,875,497
Tyson Foods, Inc., Class
a
A 26,207 1,607,537
28,729,644
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 14,237 2,165,875
Ground Transportation — 0.7%
CSX Corp. 176,801 5,659,400
JB Hunt Transport Services,
Inc. 7,288 1,174,753
Norfolk Southern Corp. 20,747 5,098,575
Old Dominion Freight Line, Inc. 17,226 3,040,389
Uber Technologies, Inc.* 193,047 14,673,502
Union Pacific Corp. 55,584 13,712,017
43,358,636
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories 158,976 21,940,278
Align Technology, Inc.* 6,436 1,203,725
Baxter International, Inc. 46,827 1,616,000
Becton Dickinson & Co. 26,494 5,975,192
Boston Scientific Corp.* 135,140 14,026,180
Cooper Cos., Inc. (The)* 18,259 1,650,248
Dexcom, Inc.* 35,786 3,162,409
Edwards Lifesciences Corp.* 54,053 3,871,276
GE HealthCare Technologies,
Inc. 41,880 3,658,218
Hologic, Inc.* 21,294 1,349,826
IDEXX Laboratories, Inc.* 7,507 3,281,385
Insulet Corp.* 6,433 1,751,513
Intuitive Surgical, Inc.* 32,680 18,730,542
Medtronic plc 117,594 10,821,000
ResMed, Inc. 13,458 3,142,712
Solventum Corp.* 12,671 1,010,512
STERIS plc 9,049 1,984,084
Stryker Corp. 31,500 12,164,985
Teleflex, Inc. 4,257 565,117
Zimmer Biomet Holdings, Inc. 18,250 1,903,840
113,809,042
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. 22,187 2,872,773
Cencora, Inc. 16,062 4,072,359
Centene Corp.* 46,254 2,690,133
Cigna Group (The) 25,493 7,873,513
CVS Health Corp. 115,358 7,581,328
DaVita, Inc.* 4,136 611,632
Elevance Health, Inc. 21,263 8,438,859
HCA Healthcare, Inc. 16,722 5,121,949
Henry Schein, Inc.* 11,437 825,408
Humana, Inc. 11,039 2,985,166
Labcorp Holdings, Inc. 7,665 1,924,222
McKesson Corp. 11,635 7,449,425
Molina Healthcare, Inc.* 5,245 1,579,374
Quest Diagnostics, Inc. 10,218 1,766,692
UnitedHealth Group, Inc. 84,376 40,075,225

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Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 5,366 $ 940,392
96,808,450
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 14,261 1,458,330
Healthpeak Properties, Inc.,
REIT 64,115 1,311,793
Ventas, Inc., REIT 38,451 2,660,040
Welltower, Inc., REIT 54,212 8,322,084
13,752,247
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 64,077 1,033,562
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class
a
A* 39,675 5,509,667
Booking Holdings, Inc. 3,034 15,218,574
Caesars Entertainment, Inc.* 19,485 647,292
Carnival Corp.* 95,220 2,278,615
Chipotle Mexican Grill, Inc.,
Class
a
A* 124,946 6,743,336
Darden Restaurants, Inc. 10,772 2,159,355
Domino's Pizza, Inc. 3,166 1,550,422
Expedia Group, Inc.* 11,257 2,228,436
Hilton Worldwide Holdings, Inc. 22,349 5,921,591
Las Vegas Sands Corp. 31,905 1,426,472
Marriott International, Inc.,
Class
a
A 21,146 5,930,396
McDonald's Corp. 65,676 20,249,881
MGM Resorts International* 20,753 721,374
Norwegian Cruise Line Holdings
Ltd.* 40,360 916,979
Royal Caribbean Cruises Ltd. 22,682 5,582,040
Starbucks Corp. 103,946 12,037,986
Wynn Resorts Ltd. 8,484 757,791
Yum! Brands, Inc. 25,588 4,001,196
93,881,403
Household Durables — 0.2%
DR Horton, Inc. 26,779 3,395,845
Garmin Ltd. 14,129 3,234,552
Lennar Corp., Class
a
A 22,007 2,632,698
Mohawk Industries, Inc.* 4,802 564,667
NVR, Inc.* 280 2,028,762
PulteGroup, Inc. 18,808 1,942,490
13,799,014
Household Products — 0.9%
Church & Dwight Co., Inc. 22,461 2,497,663
Clorox Co. (The) 11,350 1,775,027
Colgate-Palmolive Co. 74,887 6,827,448
Kimberly-Clark Corp. 30,612 4,347,210
Procter & Gamble Co. (The) 215,916 37,534,837
52,982,185
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 65,177 755,402
Investments
Shares Value
Common Stocks (a) (continued)
Vistra Corp. 31,190 $ 4,168,855
4,924,257
Industrial Conglomerates — 0.3%
3M Co. 49,969 7,751,191
Honeywell International, Inc. 59,657 12,700,379
20,451,570
Industrial REITs — 0.2%
Prologis, Inc., REIT 84,952 10,527,252
Insurance — 1.7%
Aflac, Inc. 45,841 5,018,214
Allstate Corp. (The) 24,276 4,834,565
American International Group,
Inc. 57,158 4,740,684
Aon plc, Class
a
A 19,870 8,129,214
Arch Capital Group Ltd. 34,465 3,202,143
Arthur J Gallagher & Co. 22,848 7,716,683
Assurant, Inc. 4,701 977,291
Brown & Brown, Inc. 21,802 2,584,409
Chubb Ltd. 34,423 9,827,078
Cincinnati Financial Corp. 14,332 2,118,413
Erie Indemnity Co., Class
a
A 2,286 978,568
Everest Group Ltd. 3,940 1,391,687
Globe Life, Inc. 7,695 980,574
Hartford Insurance Group, Inc.
(The) 26,582 3,144,119
Loews Corp. 16,568 1,435,949
Marsh & McLennan Cos., Inc. 45,071 10,719,687
MetLife, Inc. 53,303 4,593,653
Principal Financial Group, Inc. 19,292 1,717,760
Progressive Corp. (The) 53,748 15,156,936
Prudential Financial, Inc. 32,620 3,754,562
Travelers Cos., Inc. (The) 20,857 5,391,326
W R Berkley Corp. 27,645 1,743,847
Willis Towers Watson plc 9,279 3,151,612
103,308,974
Interactive Media & Services — 5.0%
Alphabet, Inc., Class
a
A 535,932 91,258,501
Alphabet, Inc., Class
a
C 436,329 75,144,580
Match Group, Inc. 23,003 729,425
Meta Platforms, Inc., Class
a
A 199,820 133,519,724
300,652,230
IT Services — 0.9%
Accenture plc, Class
a
A 57,263 19,956,155
Akamai Technologies, Inc.* 13,770 1,110,964
Cognizant Technology Solutions
Corp., Class
a
A 45,437 3,786,265
EPAM Systems, Inc.* 5,199 1,071,722
Gartner, Inc.* 7,072 3,524,119
GoDaddy, Inc., Class
a
A* 12,869 2,309,986
International Business
Machines Corp. 84,793 21,405,145
VeriSign, Inc.* 7,574 1,801,703
54,966,059

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Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.0%(b)
Hasbro, Inc. 12,023 $ 782,818
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 26,341 3,369,541
Bio-Techne Corp. 14,566 899,450
Charles River Laboratories
International, Inc.* 4,686 774,643
Danaher Corp. 58,925 12,242,258
IQVIA Holdings, Inc.* 15,806 2,984,173
Mettler-Toledo International,
Inc.* 1,934 2,461,440
Revvity, Inc. 11,205 1,256,641
Thermo Fisher Scientific, Inc. 35,064 18,547,453
Waters Corp.* 5,446 2,054,994
West Pharmaceutical Services,
Inc. 6,638 1,542,273
46,132,866
Machinery — 1.3%
Caterpillar, Inc. 44,245 15,218,068
Cummins, Inc. 12,575 4,629,863
Deere & Co. 23,327 11,215,388
Dover Corp. 12,576 2,499,732
Fortive Corp. 31,791 2,528,656
IDEX Corp. 6,941 1,348,845
Illinois Tool Works, Inc. 24,640 6,504,467
Ingersoll Rand, Inc. 36,947 3,132,367
Nordson Corp. 4,979 1,047,034
Otis Worldwide Corp. 36,601 3,652,048
PACCAR, Inc. 48,108 5,159,102
Parker-Hannifin Corp. 11,801 7,889,086
Pentair plc 15,130 1,425,246
Snap-on, Inc. 4,813 1,642,051
Stanley Black & Decker, Inc. 14,118 1,221,631
Westinghouse Air Brake
Technologies Corp. 15,757 2,920,717
Xylem, Inc. 22,272 2,915,182
74,949,483
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 8,863 3,222,321
Comcast Corp., Class
a
A 349,971 12,556,959
Fox Corp., Class
a
A 20,278 1,168,013
Fox Corp., Class
a
B 12,142 656,518
Interpublic Group of Cos., Inc.
(The) 34,150 935,710
News Corp., Class
a
A 34,722 993,744
News Corp., Class
a
B 10,264 331,322
Omnicom Group, Inc. 17,891 1,480,659
Paramount Global, Class
a
B 54,552 619,711
21,964,957
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 131,764 4,863,409
Newmont Corp. 104,447 4,474,509
Nucor Corp. 21,525 2,959,042
Investments
Shares Value
Common Stocks (a) (continued)
Steel Dynamics, Inc. 12,998 $ 1,755,640
14,052,600
Multi-Utilities — 0.5%
Ameren Corp. 24,471 2,485,275
CenterPoint Energy, Inc. 59,811 2,056,302
CMS Energy Corp. 27,418 2,002,885
Consolidated Edison, Inc. 31,767 3,224,986
Dominion Energy, Inc. 77,036 4,361,778
DTE Energy Co. 18,970 2,536,289
NiSource, Inc. 42,795 1,746,464
Public Service Enterprise
Group, Inc. 45,674 3,706,445
Sempra 58,046 4,154,352
WEC Energy Group, Inc. 29,014 3,095,504
29,370,280
Office REITs — 0.0%(b)
BXP, Inc., REIT 13,338 946,064
Oil, Gas & Consumable Fuels — 2.3%
APA Corp. 33,919 702,123
Chevron Corp. 153,187 24,298,522
ConocoPhillips 118,588 11,758,000
Coterra Energy, Inc. 67,575 1,823,849
Devon Energy Corp. 60,222 2,181,241
Diamondback Energy, Inc. 17,115 2,720,600
EOG Resources, Inc. 51,567 6,545,915
EQT Corp. 54,748 2,637,211
Exxon Mobil Corp. 402,963 44,861,871
Hess Corp. 25,337 3,773,693
Kinder Morgan, Inc. 177,261 4,803,773
Marathon Petroleum Corp. 29,472 4,426,105
Occidental Petroleum Corp. 61,904 3,023,391
ONEOK, Inc. 53,702 5,391,144
Phillips 66 37,859 4,909,934
Targa Resources Corp. 19,986 4,031,576
Texas Pacific Land Corp. 1,725 2,463,214
Valero Energy Corp. 29,023 3,794,177
Williams Cos., Inc. (The) 111,777 6,503,186
140,649,525
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 58,818 3,536,138
Southwest Airlines Co. 54,968 1,707,306
United Airlines Holdings, Inc.* 30,161 2,829,404
8,072,848
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 21,403 1,539,090
Kenvue, Inc. 175,775 4,148,290
5,687,380
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. 185,946 11,086,101
Eli Lilly & Co. 72,280 66,543,136
Johnson & Johnson 220,733 36,425,360
Merck & Co., Inc. 231,901 21,392,867

FEBRUARY 28, 2025 (Unaudited) :: ULTRA S&P500
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Investments
Shares Value
Common Stocks (a) (continued)
Pfizer, Inc. 519,578 $ 13,732,447
Viatris, Inc. 109,415 1,009,900
Zoetis, Inc., Class
a
A 41,345 6,914,538
157,104,349
Professional Services — 0.5%
Automatic Data Processing, Inc. 37,399 11,787,417
Broadridge Financial Solutions,
Inc. 10,714 2,584,431
Dayforce, Inc.* 14,459 896,313
Equifax, Inc. 11,366 2,786,943
Jacobs Solutions, Inc. 11,391 1,459,301
Leidos Holdings, Inc. 12,219 1,588,103
Paychex, Inc. 29,362 4,453,335
Paycom Software, Inc. 4,461 979,056
Verisk Analytics, Inc., Class
a
A 12,945 3,843,500
30,378,399
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 27,620 3,920,383
CoStar Group, Inc.* 37,563 2,864,179
6,784,562
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 13,030 2,947,125
Camden Property Trust, REIT 9,778 1,213,059
Equity Residential, REIT 31,299 2,321,447
Essex Property Trust, Inc., REIT 5,891 1,835,459
Invitation Homes, Inc., REIT 52,215 1,775,832
Mid-America Apartment
Communities, Inc., REIT 10,714 1,801,238
UDR, Inc., REIT 27,534 1,243,986
13,138,146
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 7,011 739,100
Kimco Realty Corp., REIT 61,785 1,365,448
Realty Income Corp., REIT 80,219 4,574,890
Regency Centers Corp., REIT 14,983 1,149,196
Simon Property Group, Inc.,
REIT 28,116 5,232,106
13,060,740
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.* 148,794 14,858,569
Analog Devices, Inc. 45,491 10,465,659
Applied Materials, Inc. 75,553 11,942,663
Broadcom, Inc. 428,235 85,402,906
Enphase Energy, Inc.* 12,390 710,319
First Solar, Inc.* 9,814 1,336,471
Intel Corp. 395,417 9,383,245
KLA Corp. 12,244 8,679,037
Lam Research Corp. 117,976 9,053,478
Microchip Technology, Inc. 49,215 2,896,795
Micron Technology, Inc. 101,634 9,515,991
Monolithic Power Systems, Inc. 4,473 2,733,048
NVIDIA Corp. 2,248,510 280,883,869
NXP Semiconductors NV 23,300 5,023,247
Investments
Shares Value
Common Stocks (a) (continued)
ON Semiconductor Corp.* 39,043 $ 1,836,973
QUALCOMM, Inc. 101,840 16,006,193
Skyworks Solutions, Inc. 14,640 975,902
Teradyne, Inc. 14,928 1,639,990
Texas Instruments, Inc. 83,650 16,394,564
489,738,919
Software — 7.6%
Adobe, Inc.* 40,339 17,691,072
ANSYS, Inc.* 8,015 2,670,999
Autodesk, Inc.* 19,713 5,405,502
Cadence Design Systems, Inc.* 25,143 6,298,321
Crowdstrike Holdings, Inc.,
Class
a
A* 21,335 8,313,396
Fair Isaac Corp.* 2,232 4,210,333
Fortinet, Inc.* 58,306 6,297,631
Gen Digital, Inc. 49,739 1,359,367
Intuit, Inc. 25,742 15,801,469
Microsoft Corp. 681,667 270,614,982
Oracle Corp. 147,312 24,462,631
Palantir Technologies, Inc.,
Class
a
A* 187,904 15,956,808
Palo Alto Networks, Inc.* 59,981 11,422,182
PTC, Inc.* 11,012 1,801,893
Roper Technologies, Inc. 9,830 5,745,635
Salesforce, Inc. 87,668 26,111,914
ServiceNow, Inc.* 18,935 17,605,006
Synopsys, Inc.* 14,128 6,460,452
Tyler Technologies, Inc.* 3,922 2,386,262
Workday, Inc., Class
a
A* 19,526 5,141,977
455,757,832
Specialized REITs — 0.7%
American Tower Corp., REIT 42,836 8,807,938
Crown Castle, Inc., REIT 39,841 3,749,038
Digital Realty Trust, Inc., REIT 28,631 4,475,598
Equinix, Inc., REIT 8,843 7,999,555
Extra Space Storage, Inc., REIT 19,435 2,965,004
Iron Mountain, Inc., REIT 26,884 2,504,782
Public Storage, REIT 14,451 4,387,613
SBA Communications Corp.,
Class
a
A, REIT 9,856 2,147,622
VICI Properties, Inc., Class
a
A,
REIT 96,667 3,140,711
Weyerhaeuser Co., REIT 66,619 2,005,232
42,183,093
Specialty Retail — 1.4%
AutoZone, Inc.* 1,547 5,403,686
Best Buy Co., Inc. 17,961 1,614,874
CarMax, Inc.* 14,187 1,177,095
Home Depot, Inc. (The) 91,040 36,106,464
Lowe's Cos., Inc. 52,050 12,941,712
O'Reilly Automotive, Inc.* 5,289 7,265,182
Ross Stores, Inc. 30,423 4,268,955
TJX Cos., Inc. (The) 103,397 12,899,810
Tractor Supply Co. 49,048 2,714,807
Ulta Beauty, Inc.* 4,320 1,582,675
85,975,260

ULTRA S&P500
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:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. 1,385,825 $ 335,147,918
Dell Technologies, Inc., Class
a
C 28,159 2,893,619
Hewlett Packard Enterprise Co. 119,090 2,359,173
HP, Inc. 88,341 2,727,087
NetApp, Inc. 18,768 1,873,234
Seagate Technology Holdings
plc 19,399 1,976,952
Super Micro Computer, Inc.* 46,242 1,917,193
Western Digital Corp.* 31,674 1,549,809
350,444,985
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 13,924 1,940,448
Lululemon Athletica, Inc.* 10,357 3,786,623
NIKE, Inc., Class
a
B 109,176 8,671,850
Ralph Lauren Corp., Class
a
A 3,687 999,693
Tapestry, Inc. 21,364 1,824,913
17,223,527
Tobacco — 0.5%
Altria Group, Inc. 155,349 8,676,241
Philip Morris International, Inc. 142,506 22,128,332
30,804,573
Trading Companies & Distributors — 0.2%
Fastenal Co. 52,524 3,977,643
United Rentals, Inc. 6,015 3,863,555
WW Grainger, Inc. 4,063 4,149,176
11,990,374
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 17,873 2,430,192
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 44,681 12,050,019
Total Common Stocks
(Cost $4,718,844,033)
4,624,645,859
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (e)
(Cost $2,246,834) 2,246,834 2,246,834
Principal
Amount
Short-Term Investments — 12 .3%
Repurchase Agreements (f) — 2 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $153,103,492
(Cost $153,048,281) $ 153,048,281
153,048,281
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 9 .8%
U.S. Treasury Bills
4.26%, 3/18/2025 (g) $ 60,000,000 $ 59,893,375
4.26%, 3/20/2025 (g) 175,000,000 174,652,090
4.25%, 3/25/2025 (g) 105,000,000 104,728,896
4.26%, 4/3/2025 (g) 50,000,000 49,817,875
4.25%, 4/10/2025 (g) 100,000,000 99,553,711
4.26%, 6/17/2025 (g) 95,000,000 93,825,796
Total U.S. Treasury Obligations
(Cost $582,333,107) 582,471,743
Total Short-Term Investments
(Cost $735,381,388) 735,520,024
Total Investments — 89.3%
(Cost $5,456,472,255) 5,362,412,717
Other assets less liabilities — 10.7% 642,372,967
Net Assets — 100.0% $ 6,004,785,684
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $787,492,860.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $2,196,229, collateralized in the form of cash with a value of $2,246,834 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $2,246,834.
(e) Rate shown is the 7-day yield as of February 28, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of February 28, 2025.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P 500 E-Mini Index 2,563 3/21/2025 U.S. Dollar $ 764,190,488 $ (15,163,936)
Swap Agreements
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
532,897,978 3/6/2025 Bank of America NA 5.33% S&P 500
®
128,887,004
562,122,663 4/7/2026 Barclays Capital 5.28% S&P 500
®
(2,981,049)
660,431,459 3/6/2026 BNP Paribas SA 5.58% S&P 500
®
(1,743,564)
613,527,862 3/6/2025 Citibank NA 5.28% S&P 500
®
126,832,531
526,889,887 11/6/2025 Goldman Sachs International 5.08% S&P 500
®
70,500,388
1,607,140,674 3/6/2026 Goldman Sachs International 4.99% SPDR
®
S&P 500
®
ETF Trust 861,158
2,134,030,561 71,361,546
607,406,636 4/7/2025 J.P. Morgan Securities 5.08% S&P 500
®
42,962,139
469,458,735 3/6/2025
Morgan Stanley & Co.
International plc 5.18% S&P 500
®
85,231,492
500,469,770 11/6/2025 Societe Generale 5.38% S&P 500
®
128,425,701
539,900,469 4/7/2026 UBS AG 5.20% S&P 500
®
(3,428,736)
6,620,246,133 575,547,064
Total Unrealized
Appreciation
583,700,413
Total Unrealized
Depreciation
(8,153,349)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA SEMICONDUCTORS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Investments
Shares Value
Common Stocks (a) — 74 .5%
Semiconductors & Semiconductor Equipment — 74.5%
Advanced Micro Devices, Inc.* 212,522 $ 21,222,447
Allegro MicroSystems, Inc.* 17,101 381,352
Amkor Technology, Inc. 14,863 313,609
Analog Devices, Inc. 65,018 14,958,041
Applied Materials, Inc. 107,963 17,065,711
Axcelis Technologies, Inc.* 4,255 233,131
Broadcom, Inc. 611,708 121,992,926
Cirrus Logic, Inc.* 6,961 725,406
Enphase Energy, Inc.* 17,703 1,014,913
Entegris, Inc. 19,772 2,001,322
GLOBALFOUNDRIES, Inc.* 10,858 420,965
Intel Corp. 564,860 13,404,128
KLA Corp. 17,521 12,419,586
Lam Research Corp. 168,512 12,931,611
Lattice Semiconductor Corp.* 18,075 1,126,796
Marvell Technology, Inc. 113,440 10,416,061
Microchip Technology, Inc. 70,335 4,139,918
Micron Technology, Inc. 145,215 13,596,480
MKS Instruments, Inc. 8,804 808,383
Monolithic Power Systems, Inc. 6,391 3,904,965
NVIDIA Corp. 3,212,906 401,356,218
NXP Semiconductors NV 33,281 7,175,051
ON Semiconductor Corp.* 55,758 2,623,414
Onto Innovation, Inc.* 6,471 942,566
Power Integrations, Inc. 7,437 452,170
Qorvo, Inc.* 12,385 900,266
QUALCOMM, Inc. 145,497 22,867,763
Rambus, Inc.* 13,960 780,224
Silicon Laboratories, Inc.* 4,249 596,135
Skyworks Solutions, Inc. 20,911 1,393,927
Teradyne, Inc. 21,323 2,342,545
Texas Instruments, Inc. 119,482 23,417,277
Universal Display Corp. 5,783 888,384
Total Common Stocks
(Cost $670,236,037)
718,813,691
Principal
Amount
Short-Term Investments — 30 .7%
Repurchase Agreements (b) — 2 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $21,796,726
(Cost $21,788,866) $ 21,788,866
21,788,866
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 28 .4%
U.S. Treasury Bills
4.24%, 3/20/2025 (c) $ 75,000,000 $ 74,850,896
4.26%, 4/1/2025 (c) 200,000,000 199,317,292
Total U.S. Treasury Obligations
(Cost $274,103,907) 274,168,188
Total Short-Term Investments
(Cost $295,892,773) 295,957,054
Total Investments — 105.2%
(Cost $966,128,810) 1,014,770,745
Liabilities in excess of other assets — (5.2%) (50,362,665)
Net Assets — 100.0% $ 964,408,080
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $232,253,974.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Swap Agreements
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
102,789,184 11/6/2026 Bank of America NA 5.43%
Dow Jones U.S.
Semiconductors
SM
Index
c
(12,757,587)
110,469,365 3/6/2026 Barclays Capital 5.28%
Dow Jones U.S.
Semiconductors
SM
Index
c
(3,956,040)
98,313,683 11/6/2025 BNP Paribas SA 5.38%
Dow Jones U.S.
Semiconductors
SM
Index
c
46,438,483
170,603,155 3/6/2026 Goldman Sachs International 5.08%
Dow Jones U.S.
Semiconductors
SM
Index
c
(17,635,151)
90,965,020 11/6/2026 J.P. Morgan Securities 5.13%
Dow Jones U.S.
Semiconductors
SM
Index
c
(36,570,454)
401,321,683 3/6/2026
Morgan Stanley & Co.
International plc 5.18%
Dow Jones U.S.
Semiconductors
SM
Index
c
(5,834,452)
48,843,740 11/6/2026 Societe Generale 5.53%
Dow Jones U.S.
Semiconductors
SM
Index
c
(4,925,144)
180,217,194 11/6/2026 UBS AG 5.13%
Dow Jones U.S.
Semiconductors
SM
Index
c
(14,346,294)
1,203,523,024 (49,586,639)
Total Unrealized
Appreciation
46,438,483
Total Unrealized
Depreciation
(96,025,122)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA SMALLCAP600 :: FEBRUARY 28, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks — 81 .5%
Aerospace & Defense — 1.0%
AAR Corp.* 726 $ 47,205
AeroVironment, Inc.* 578 86,480
Mercury Systems, Inc.* 1,043 46,320
Moog, Inc., Class
a
A 592 100,930
National Presto Industries, Inc.* 105 10,683
Triumph Group, Inc.* 1,593 40,430
332,048
Air Freight & Logistics — 0.2%
Forward Air Corp.* 409 9,190
Hub Group, Inc., Class
a
A 1,251 51,416
60,606
Automobile Components — 1.2%
Adient plc* 1,796 28,431
American Axle & Manufacturing
Holdings, Inc.* 2,423 12,018
Dana, Inc. 2,658 39,524
Dorman Products, Inc.* 560 73,618
Fox Factory Holding Corp.* 858 23,792
Gentherm, Inc.* 638 21,105
LCI Industries 525 54,506
Patrick Industries, Inc. 691 62,605
Phinia, Inc. 867 42,752
Standard Motor Products, Inc. 425 12,125
XPEL, Inc.*(a) 468 15,645
386,121
Automobiles — 0.1%
Winnebago Industries, Inc. 601 24,286
Banks — 7.5%
Ameris Bancorp 1,332 86,021
Atlantic Union Bankshares
Corp. 1,850 65,989
Axos Financial, Inc.* 1,117 74,616
Banc of California, Inc. 2,837 42,186
BancFirst Corp. 409 48,818
Bancorp, Inc. (The)* 988 55,150
Bank of Hawaii Corp. 818 59,076
BankUnited, Inc. 1,541 57,911
Banner Corp. 709 48,907
Berkshire Hills Bancorp, Inc. 869 24,758
Brookline Bancorp, Inc. 1,837 21,677
Capitol Federal Financial, Inc. 2,516 14,895
Cathay General Bancorp 1,465 68,782
Central Pacific Financial Corp. 558 16,204
City Holding Co. 302 35,935
Community Financial System,
Inc. 1,083 68,543
Customers Bancorp, Inc.* 599 32,346
CVB Financial Corp. 2,706 54,580
Dime Community Bancshares,
Inc. 807 25,017
Eagle Bancorp, Inc. 621 14,444
FB Financial Corp. 720 36,374
First Bancorp 852 35,750
First Bancorp 3,353 65,283
Investments
Shares Value
Common Stocks (continued)
First Commonwealth Financial
Corp. 2,090 $ 34,360
First Financial Bancorp 1,966 53,888
First Hawaiian, Inc. 2,634 70,881
Fulton Financial Corp. 3,750 74,325
Hanmi Financial Corp. 617 14,814
Heritage Financial Corp. 702 17,740
Hilltop Holdings, Inc. 949 30,359
Hope Bancorp, Inc. 2,488 27,169
Independent Bank Corp. 876 60,059
Lakeland Financial Corp. 525 34,865
National Bank Holdings Corp.,
Class
a
A 784 32,826
NBT Bancorp, Inc. 972 46,413
Northwest Bancshares, Inc. 2,625 33,127
OFG Bancorp 946 40,196
Pacific Premier Bancorp, Inc. 1,987 47,469
Park National Corp. 299 49,766
Pathward Financial, Inc. 511 39,608
Preferred Bank 257 22,809
Provident Financial Services,
Inc. 2,689 49,074
Renasant Corp. 1,311 47,458
S&T Bancorp, Inc. 789 31,734
Seacoast Banking Corp. of
Florida 1,745 49,349
ServisFirst Bancshares, Inc. 1,033 94,416
Simmons First National Corp.,
Class
a
A 2,588 56,858
Southside Bancshares, Inc. 586 18,019
Stellar Bancorp, Inc. 979 28,479
Tompkins Financial Corp. 259 17,842
Triumph Financial, Inc.* 453 31,189
TrustCo Bank Corp. 390 12,874
Trustmark Corp. 1,259 46,067
United Community Banks, Inc. 2,458 79,221
Veritex Holdings, Inc. 1,121 29,527
WaFd, Inc. 1,672 49,474
Westamerica Bancorp 550 28,666
WSFS Financial Corp. 1,215 65,962
2,520,145
Beverages — 0.1%
MGP Ingredients, Inc. 288 9,429
National Beverage Corp. 482 19,198
28,627
Biotechnology — 2.2%
ACADIA Pharmaceuticals, Inc.* 2,534 49,666
ADMA Biologics, Inc.* 4,869 79,803
Alkermes plc* 3,334 114,456
Arcus Biosciences, Inc.* 1,402 15,268
Arrowhead Pharmaceuticals,
Inc.* 2,562 48,448
Catalyst Pharmaceuticals, Inc.* 2,309 52,853
Dynavax Technologies Corp.* 2,518 34,723
Krystal Biotech, Inc.* 521 93,389
Myriad Genetics, Inc.* 1,875 20,119
Protagonist Therapeutics, Inc.* 1,227 46,123
TG Therapeutics, Inc.* 2,749 82,717

FEBRUARY 28, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Vericel Corp.* 1,016 $ 52,111
Vir Biotechnology, Inc.* 1,900 15,941
Xencor, Inc.* 1,441 22,134
727,751
Broadline Retail — 0.4%
Etsy, Inc.* 2,317 118,607
Kohl's Corp.(b) 2,291 26,141
144,748
Building Products — 2.1%
American Woodmark Corp.* 319 19,804
Apogee Enterprises, Inc. 453 21,717
Armstrong World Industries, Inc. 899 138,140
AZZ, Inc. 615 59,108
CSW Industrials, Inc. 347 106,213
Gibraltar Industries, Inc.* 625 41,069
Griffon Corp. 816 59,029
Hayward Holdings, Inc.* 2,928 42,427
Insteel Industries, Inc. 400 11,256
Masterbrand, Inc.* 2,618 36,626
Quanex Building Products
Corp. 969 18,692
Resideo Technologies, Inc.* 3,029 58,187
Zurn Elkay Water Solutions
Corp. 2,936 104,022
716,290
Capital Markets — 2.3%
Acadian Asset Management,
Inc. 577 14,229
Artisan Partners Asset
Management, Inc., Class
a
A 1,443 60,923
BGC Group, Inc., Class
a
A 7,627 75,507
Cohen & Steers, Inc. 553 48,332
Donnelley Financial Solutions,
Inc.* 547 27,115
Moelis & Co., Class
a
A 1,456 102,852
Piper Sandler Cos. 327 94,706
PJT Partners, Inc., Class
a
A 487 77,560
StepStone Group, Inc., Class
a
A 1,303 78,388
StoneX Group, Inc.* 585 70,592
Virtu Financial, Inc., Class
a
A 1,664 60,836
Virtus Investment Partners, Inc. 137 25,725
WisdomTree, Inc. 2,358 21,505
758,270
Chemicals — 1.5%
AdvanSix, Inc. 552 15,412
Balchem Corp. 671 116,774
Hawkins, Inc. 391 41,051
HB Fuller Co. 1,125 63,832
Ingevity Corp.* 748 35,650
Innospec, Inc. 513 53,049
Koppers Holdings, Inc. 417 12,139
Mativ Holdings, Inc. 1,120 7,571
Minerals Technologies, Inc. 657 45,162
Quaker Chemical Corp. 281 39,065
Sensient Technologies Corp. 873 60,586
Investments
Shares Value
Common Stocks (continued)
Stepan Co. 435 $ 26,866
517,157
Commercial Services & Supplies — 1.9%
ABM Industries, Inc. 1,293 70,249
Brady Corp., Class
a
A 906 65,658
CoreCivic, Inc.* 2,273 42,641
Deluxe Corp. 912 15,012
Enviri Corp.* 1,651 10,732
GEO Group, Inc. (The)* 2,804 76,717
Healthcare Services Group,
Inc.* 1,511 15,866
HNI Corp. 986 45,938
Interface, Inc., Class
a
A 1,202 24,316
Liquidity Services, Inc.* 460 15,401
Matthews International Corp.,
Class
a
A 630 15,700
MillerKnoll, Inc. 1,426 30,659
OPENLANE, Inc.* 2,201 49,082
Pitney Bowes, Inc. 3,256 35,262
Pursuit Attractions and
Hospitality, Inc.* 437 17,349
UniFirst Corp. 309 66,410
Vestis Corp. 2,357 27,930
624,922
Communications Equipment — 0.7%
Calix, Inc.* 1,217 45,053
Digi International, Inc.* 750 22,905
Extreme Networks, Inc.* 2,721 42,039
Harmonic, Inc.* 2,400 24,744
NetScout Systems, Inc.* 1,477 33,218
Viasat, Inc.* 1,748 15,278
Viavi Solutions, Inc.* 4,570 51,093
234,330
Construction & Engineering — 1.0%
Arcosa, Inc. 1,006 84,383
Dycom Industries, Inc.* 598 97,988
Everus Construction Group,
Inc.* 1,049 43,639
Granite Construction, Inc. 902 74,487
MYR Group, Inc.* 332 40,743
341,240
Consumer Finance — 0.7%
Bread Financial Holdings, Inc. 1,022 55,188
Encore Capital Group, Inc.* 487 18,367
Enova International, Inc.* 540 55,804
EZCORP, Inc., Class
a
A* 1,060 14,586
Green Dot Corp., Class
a
A* 1,110 8,491
Navient Corp. 1,592 22,782
PRA Group, Inc.* 811 16,974
PROG Holdings, Inc. 856 24,285
World Acceptance Corp.* 66 8,899
225,376
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) 662 28,321
Chefs' Warehouse, Inc. (The)* 707 44,244

ULTRA SMALLCAP600 :: FEBRUARY 28, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Grocery Outlet Holding Corp.* 2,000 $ 23,740
PriceSmart, Inc. 511 45,678
SpartanNash Co. 695 14,032
United Natural Foods, Inc.* 1,234 39,229
195,244
Containers & Packaging — 0.4%
O-I Glass, Inc.* 3,185 36,532
Sealed Air Corp. 3,002 102,608
139,140
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.* 773 79,086
Frontdoor, Inc.* 1,562 71,040
Mister Car Wash, Inc.* 1,926 16,352
Perdoceo Education Corp. 1,272 32,563
Strategic Education, Inc. 500 40,265
Stride, Inc.* 884 120,931
360,237
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,497 27,111
American Assets Trust, Inc.,
REIT 979 21,988
Armada Hoffler Properties, Inc.,
REIT 1,643 15,083
Essential Properties Realty
Trust, Inc., REIT 3,611 118,152
Global Net Lease, Inc., REIT 4,081 32,648
214,982
Diversified Telecommunication Services — 0.5%
Cogent Communications
Holdings, Inc. 870 63,571
Lumen Technologies, Inc.* 20,905 98,671
Shenandoah
Telecommunications Co. 944 10,205
172,447
Electric Utilities — 0.4%
MGE Energy, Inc. 746 68,468
Otter Tail Corp. 862 68,727
137,195
Electrical Equipment — 0.3%
Powell Industries, Inc. 192 32,584
Sunrun, Inc.* 4,622 33,510
Vicor Corp.* 476 30,145
96,239
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries,
Inc. 777 89,487
Arlo Technologies, Inc.* 2,069 29,752
Badger Meter, Inc. 605 127,250
Benchmark Electronics, Inc. 742 29,650
CTS Corp. 619 27,645
ePlus, Inc.* 547 35,216
Insight Enterprises, Inc.* 563 86,634
Investments
Shares Value
Common Stocks (continued)
Itron, Inc.* 928 $ 101,050
Knowles Corp.* 1,814 30,094
OSI Systems, Inc.* 320 65,987
PC Connection, Inc. 256 16,333
Plexus Corp.* 561 74,568
Rogers Corp.* 350 27,979
Sanmina Corp.* 1,126 92,242
ScanSource, Inc.* 453 16,584
TTM Technologies, Inc.* 2,101 50,655
Vishay Intertechnology, Inc. 2,319 39,748
940,874
Energy Equipment & Services — 1.7%
Archrock, Inc. 3,609 97,876
Atlas Energy Solutions, Inc.,
Class
a
A 1,476 28,605
Bristow Group, Inc., Class
a
A* 506 18,742
Cactus, Inc., Class
a
A 1,373 72,138
Core Laboratories, Inc. 968 14,162
Helix Energy Solutions Group,
Inc.* 2,946 25,395
Helmerich & Payne, Inc. 2,034 53,921
Innovex International, Inc.* 776 14,209
Liberty Energy, Inc., Class
a
A 3,366 58,131
Nabors Industries Ltd.* 184 7,395
Oceaneering International, Inc.* 2,082 45,991
Patterson-UTI Energy, Inc. 7,310 60,746
ProPetro Holding Corp.* 1,634 13,791
RPC, Inc. 1,702 9,497
Tidewater, Inc.* 994 45,346
565,945
Entertainment — 0.4%
Cinemark Holdings, Inc.* 2,200 56,342
Madison Square Garden Sports
Corp.* 345 70,273
126,615
Financial Services — 2.1%
EVERTEC, Inc. 1,312 48,990
HA Sustainable Infrastructure
Capital, Inc. 2,441 70,130
Jackson Financial, Inc., Class
a
A 1,522 139,461
Mr Cooper Group, Inc.* 1,319 148,216
NCR Atleos Corp.* 1,493 42,461
NMI Holdings, Inc., Class
a
A* 1,631 59,433
Payoneer Global, Inc.* 5,289 45,221
Radian Group, Inc. 3,068 100,968
Walker & Dunlop, Inc. 661 56,628
711,508
Food Products — 0.9%
B&G Foods, Inc. 1,633 10,908
Cal-Maine Foods, Inc. 838 75,747
Fresh Del Monte Produce, Inc. 690 21,038
Hain Celestial Group, Inc. (The)* 1,860 6,659
J & J Snack Foods Corp. 320 42,061
John B Sanfilippo & Son, Inc. 185 13,074
Simply Good Foods Co. (The)* 1,878 70,894
Tootsie Roll Industries, Inc. 340 10,537

FEBRUARY 28, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
TreeHouse Foods, Inc.* 949 $ 29,875
WK Kellogg Co.(b) 1,366 27,074
307,867
Gas Utilities — 0.5%
Chesapeake Utilities Corp. 471 59,784
MDU Resources Group, Inc. 4,199 72,433
Northwest Natural Holding Co. 826 33,767
165,984
Ground Transportation — 0.6%
ArcBest Corp. 482 37,967
Heartland Express, Inc. 891 9,195
Hertz Global Holdings, Inc.* 2,528 10,542
Marten Transport Ltd. 1,191 17,532
RXO, Inc.* 2,881 58,974
Schneider National, Inc.,
Class
a
B 969 25,562
Werner Enterprises, Inc. 1,273 41,449
201,221
Health Care Equipment & Supplies — 2.9%
Artivion, Inc.* 778 19,769
Avanos Medical, Inc.* 946 14,237
CONMED Corp. 636 37,632
Embecta Corp. 1,189 16,052
Enovis Corp.* 1,148 44,370
Glaukos Corp.* 1,134 136,103
ICU Medical, Inc.* 503 73,604
Inspire Medical Systems, Inc.* 616 114,323
Integer Holdings Corp.* 690 85,008
Integra LifeSciences Holdings
Corp.* 1,367 31,728
LeMaitre Vascular, Inc. 421 38,669
Merit Medical Systems, Inc.* 1,201 122,550
Omnicell, Inc.* 954 36,309
QuidelOrtho Corp.* 1,357 54,266
STAAR Surgical Co.* 1,015 17,763
Tandem Diabetes Care, Inc.* 1,351 29,911
TransMedics Group, Inc.* 690 52,661
UFP Technologies, Inc.* 152 34,594
959,549
Health Care Providers & Services — 2.4%
AdaptHealth Corp., Class
a
A* 2,189 24,911
Addus HomeCare Corp.* 371 35,531
AMN Healthcare Services, Inc.* 786 19,902
Astrana Health, Inc.* 856 21,725
Concentra Group Holdings
Parent, Inc. 2,231 50,376
CorVel Corp.* 561 61,861
Fulgent Genetics, Inc.* 415 6,412
Hims & Hers Health, Inc.* 3,938 177,564
National HealthCare Corp. 256 23,852
NeoGenomics, Inc.* 2,644 26,414
Owens & Minor, Inc.* 1,524 14,600
Patterson Cos., Inc. 1,616 50,322
Pediatrix Medical Group, Inc.* 1,742 25,729
Premier, Inc., Class
a
A 1,979 35,978
Privia Health Group, Inc.* 2,126 53,086
Investments
Shares Value
Common Stocks (continued)
Progyny, Inc.* 1,527 $ 34,403
RadNet, Inc.* 1,342 74,441
Select Medical Holdings Corp. 2,152 39,145
US Physical Therapy, Inc. 311 25,197
801,449
Health Care REITs — 0.6%
CareTrust REIT, Inc. 3,859 99,832
LTC Properties, Inc., REIT 931 32,483
Medical Properties Trust, Inc.,
REIT(b) 12,369 72,977
Universal Health Realty Income
Trust, REIT 264 10,539
215,831
Health Care Technology — 0.2%
Certara, Inc.* 2,256 27,027
HealthStream, Inc. 494 16,682
Schrodinger, Inc.* 1,141 25,456
Simulations Plus, Inc. 335 9,708
78,873
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. 4,596 68,067
DiamondRock Hospitality Co.,
REIT 4,278 35,208
Pebblebrook Hotel Trust, REIT 2,467 30,467
Summit Hotel Properties, Inc.,
REIT 2,234 14,454
Sunstone Hotel Investors, Inc.,
REIT 4,139 43,377
Xenia Hotels & Resorts, Inc.,
REIT 2,099 28,210
219,783
Hotels, Restaurants & Leisure — 1.9%
BJ's Restaurants, Inc.* 471 17,959
Bloomin' Brands, Inc. 1,555 14,586
Brinker International, Inc.* 915 150,820
Cheesecake Factory, Inc. (The)
(b) 968 52,301
Cracker Barrel Old Country
Store, Inc. 458 20,743
Dave & Buster's Entertainment,
Inc.* 648 13,537
Golden Entertainment, Inc. 424 13,182
Jack in the Box, Inc. 398 15,299
Monarch Casino & Resort, Inc. 262 23,994
Papa John's International, Inc. 673 30,521
Penn Entertainment, Inc.* 3,081 66,272
Sabre Corp.* 7,948 32,825
Shake Shack, Inc., Class
a
A* 824 89,486
Six Flags Entertainment Corp. 1,921 84,466
625,991
Household Durables — 2.5%
Cavco Industries, Inc.* 166 87,072
Century Communities, Inc. 569 39,506
Champion Homes, Inc.* 1,088 111,520

ULTRA SMALLCAP600 :: FEBRUARY 28, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Dream Finders Homes, Inc.,
Class
a
A* 566 $ 13,533
Ethan Allen Interiors, Inc. 468 13,338
Green Brick Partners, Inc.* 632 37,749
Helen of Troy Ltd.* 472 25,974
Installed Building Products, Inc. 477 81,758
La-Z-Boy, Inc. 862 38,997
Leggett & Platt, Inc. 2,767 25,373
LGI Homes, Inc.* 426 31,281
M/I Homes, Inc.* 561 65,710
Meritage Homes Corp. 1,490 107,980
Newell Brands, Inc. 8,568 55,007
Sonos, Inc.* 2,507 33,143
Tri Pointe Homes, Inc.* 1,928 61,040
828,981
Household Products — 0.4%
Central Garden & Pet Co.* 196 6,917
Central Garden & Pet Co.,
Class
a
A* 1,072 33,746
Energizer Holdings, Inc. 1,346 41,363
WD-40 Co. 278 66,336
148,362
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 734 19,422
Clearway Energy, Inc., Class
a
C 1,706 47,802
67,224
Industrial REITs — 0.7%
Innovative Industrial Properties,
Inc., REIT 585 42,091
LXP Industrial Trust, REIT 6,075 54,432
Terreno Realty Corp., REIT 2,056 139,438
235,961
Insurance — 2.1%
Ambac Financial Group, Inc.* 978 9,496
AMERISAFE, Inc. 391 20,121
Assured Guaranty Ltd. 986 86,107
Employers Holdings, Inc. 509 26,366
Genworth Financial, Inc.,
Class
a
A* 8,797 61,139
Goosehead Insurance, Inc.,
Class
a
A 501 61,728
HCI Group, Inc. 174 22,909
Horace Mann Educators Corp. 839 35,515
Lincoln National Corp. 3,508 136,812
Mercury General Corp. 548 29,554
Palomar Holdings, Inc.* 545 70,120
ProAssurance Corp.* 1,054 16,484
Safety Insurance Group, Inc. 305 23,223
SiriusPoint Ltd.* 1,900 29,146
Stewart Information Services
Corp. 572 40,726
Trupanion, Inc.* 690 23,833
United Fire Group, Inc. 439 12,323
705,602
Investments
Shares Value
Common Stocks (continued)
Interactive Media & Services — 0.9%
Cargurus, Inc., Class
a
A* 1,812 $ 58,328
Cars.com, Inc.* 1,227 16,196
IAC, Inc.* 1,458 67,389
QuinStreet, Inc.* 1,159 22,693
Shutterstock, Inc. 495 10,638
TripAdvisor, Inc.* 2,270 33,596
Yelp, Inc., Class
a
A* 1,355 46,490
Ziff Davis, Inc.* 882 36,215
291,545
IT Services — 0.4%
DigitalOcean Holdings, Inc.* 1,313 56,262
DXC Technology Co.* 3,729 68,502
Grid Dynamics Holdings, Inc.* 1,270 23,901
148,665
Leisure Products — 0.2%
Acushnet Holdings Corp. 564 36,265
Sturm Ruger & Co., Inc. 346 13,653
Topgolf Callaway Brands Corp.* 2,918 19,055
68,973
Life Sciences Tools & Services — 0.3%
Azenta, Inc.* 938 40,915
BioLife Solutions, Inc.* 745 17,880
Cytek Biosciences, Inc.* 2,150 9,653
Fortrea Holdings, Inc.* 1,849 25,609
Mesa Laboratories, Inc. 112 15,611
109,668
Machinery — 3.9%
Alamo Group, Inc. 214 37,446
Albany International Corp.,
Class
a
A 645 49,388
Astec Industries, Inc. 471 16,758
Enerpac Tool Group Corp.,
Class
a
A 1,116 51,637
Enpro, Inc. 432 78,659
ESCO Technologies, Inc. 530 87,386
Federal Signal Corp. 1,258 102,250
Franklin Electric Co., Inc. 809 82,639
Gates Industrial Corp. plc* 4,670 101,059
Greenbrier Cos., Inc. (The) 646 36,305
Hillenbrand, Inc. 1,446 43,235
JBT Marel Corp. 957 126,324
Kadant, Inc. 242 90,624
Kennametal, Inc. 1,601 35,430
Lindsay Corp. 224 29,595
Proto Labs, Inc.* 504 20,100
SPX Technologies, Inc.* 955 139,096
Standex International Corp. 249 46,309
Tennant Co. 388 33,585
Titan International, Inc.* 990 8,435
Trinity Industries, Inc. 1,692 52,604
Wabash National Corp. 894 10,469
Worthington Enterprises, Inc. 642 26,958
1,306,291

FEBRUARY 28, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Marine Transportation — 0.3%
Matson, Inc. 686 $ 98,832
Media — 0.7%
Cable One, Inc. 95 24,717
EchoStar Corp., Class
a
A* 2,490 77,763
John Wiley & Sons, Inc.,
Class
a
A 849 33,858
Scholastic Corp. 512 11,208
TechTarget, Inc.* 542 7,951
TEGNA, Inc. 3,319 60,406
Thryv Holdings, Inc.* 830 14,309
230,212
Metals & Mining — 1.3%
Alpha Metallurgical Resources,
Inc.* 226 31,080
ATI, Inc.* 2,938 170,874
Century Aluminum Co.* 1,071 20,296
Kaiser Aluminum Corp. 329 23,280
Materion Corp. 428 39,102
Metallus, Inc.* 771 11,133
MP Materials Corp.* 2,489 59,761
SunCoke Energy, Inc. 1,734 15,727
Warrior Met Coal, Inc. 1,078 51,895
Worthington Steel, Inc. 721 19,229
442,377
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate
Finance, Inc. 2,618 26,520
Arbor Realty Trust, Inc.(b) 3,885 47,941
ARMOUR Residential REIT, Inc. 1,148 21,869
Blackstone Mortgage Trust,
Inc., Class
a
A 3,563 74,039
Ellington Financial, Inc. 1,868 26,806
Franklin BSP Realty Trust, Inc. 1,685 22,832
KKR Real Estate Finance Trust,
Inc. 1,206 13,375
New York Mortgage Trust, Inc. 1,866 13,081
PennyMac Mortgage
Investment Trust 1,788 26,194
Ready Capital Corp. 3,473 24,068
Redwood Trust, Inc. 2,725 18,203
Two Harbors Investment Corp. 2,135 30,274
345,202
Multi-Utilities — 0.3%
Avista Corp. 1,632 65,231
Unitil Corp. 334 18,737
83,968
Office REITs — 0.9%
Brandywine Realty Trust, REIT 3,559 17,973
Douglas Emmett, Inc., REIT 3,450 59,685
Easterly Government
Properties, Inc., Class
a
A, REIT 2,047 23,069
Highwoods Properties, Inc.,
REIT 2,184 63,620
Investments
Shares Value
Common Stocks (continued)
JBG SMITH Properties, REIT 1,741 $ 26,707
SL Green Realty Corp., REIT 1,455 93,906
284,960
Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp. 1,473 65,725
Comstock Resources, Inc.* 1,865 33,533
Core Natural Resources, Inc. 1,042 77,369
Crescent Energy Co., Class
a
A 3,603 45,470
CVR Energy, Inc. 703 12,949
Dorian LPG Ltd. 749 15,250
Green Plains, Inc.* 1,332 7,819
International Seaways, Inc. 830 27,664
Magnolia Oil & Gas Corp.,
Class
a
A 3,935 92,118
Northern Oil & Gas, Inc. 2,048 64,512
Par Pacific Holdings, Inc.* 1,152 16,554
Peabody Energy Corp. 2,505 34,544
REX American Resources
Corp.* 318 12,281
SM Energy Co. 2,357 77,097
Talos Energy, Inc.* 2,558 23,022
Vital Energy, Inc.* 556 14,851
World Kinect Corp. 1,197 35,838
656,596
Paper & Forest Products — 0.2%
Sylvamo Corp. 709 50,410
Passenger Airlines — 1.0%
Alaska Air Group, Inc.* 2,615 189,012
Allegiant Travel Co. 299 21,977
JetBlue Airways Corp.* 6,145 40,065
SkyWest, Inc.* 830 82,095
Sun Country Airlines Holdings,
Inc.* 807 13,001
346,150
Personal Care Products — 0.3%
Edgewell Personal Care Co. 1,005 31,627
Interparfums, Inc. 371 51,539
USANA Health Sciences, Inc.* 228 6,747
89,913
Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals,
Inc.* 773 21,976
ANI Pharmaceuticals, Inc.* 346 21,414
Collegium Pharmaceutical, Inc.* 665 19,318
Corcept Therapeutics, Inc.* 1,922 116,435
Harmony Biosciences Holdings,
Inc.* 788 26,674
Innoviva, Inc.* 1,133 20,303
Ligand Pharmaceuticals, Inc.* 388 47,425
Organon & Co. 5,305 79,098
Pacira BioSciences, Inc.* 950 22,848
Phibro Animal Health Corp.,
Class
a
A 418 9,505
Prestige Consumer Healthcare,
Inc.* 1,017 86,191

ULTRA SMALLCAP600 :: FEBRUARY 28, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Supernus Pharmaceuticals,
Inc.* 1,136 $ 36,420
507,607
Professional Services — 1.2%
Amentum Holdings, Inc.* 2,556 50,200
CSG Systems International, Inc. 575 36,972
Heidrick & Struggles
International, Inc. 420 17,216
Korn Ferry 1,072 70,377
NV5 Global, Inc.* 1,072 19,350
Robert Half, Inc. 2,090 123,498
Verra Mobility Corp., Class
a
A* 3,395 77,711
395,324
Real Estate Management & Development — 0.5%
Cushman & Wakefield plc* 4,728 56,216
eXp World Holdings, Inc.(b) 1,741 17,601
Kennedy-Wilson Holdings, Inc. 2,435 23,644
Marcus & Millichap, Inc. 495 19,048
St Joe Co. (The) 783 37,560
154,069
Residential REITs — 0.3%
Centerspace, REIT 342 22,637
Elme Communities, REIT 1,813 31,528
NexPoint Residential Trust, Inc.,
REIT 461 19,616
Veris Residential, Inc., REIT 1,664 28,171
101,952
Retail REITs — 1.5%
Acadia Realty Trust, REIT 2,464 56,820
Curbline Properties Corp., REIT 1,948 47,979
Getty Realty Corp., REIT 1,042 32,719
Macerich Co. (The), REIT 5,056 91,210
Phillips Edison & Co., Inc., REIT 2,526 93,967
Saul Centers, Inc., REIT 250 9,362
SITE Centers Corp., REIT 972 13,618
Tanger, Inc., REIT 2,281 80,861
Urban Edge Properties, REIT 2,573 53,004
Whitestone REIT 917 12,490
492,030
Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor
Ltd.* 489 14,807
Axcelis Technologies, Inc.* 671 36,764
CEVA, Inc.* 485 16,616
Cohu, Inc.* 960 18,874
Diodes, Inc.* 955 47,158
FormFactor, Inc.* 1,596 53,147
Ichor Holdings Ltd.* 695 20,357
Impinj, Inc.* 473 45,720
Kulicke & Soffa Industries, Inc. 1,111 42,518
MaxLinear, Inc., Class
a
A* 1,581 23,099
PDF Solutions, Inc.* 639 14,390
Penguin Solutions, Inc.* 1,099 21,903
Photronics, Inc.* 1,306 27,217
Qorvo, Inc.* 1,948 141,600
Investments
Shares Value
Common Stocks (continued)
Semtech Corp.* 1,738 $ 66,374
SiTime Corp.* 389 60,353
SolarEdge Technologies, Inc.* 1,196 19,722
Ultra Clean Holdings, Inc.* 927 22,804
Veeco Instruments, Inc.* 1,170 26,021
Wolfspeed, Inc.* 2,632 15,213
734,657
Software — 3.0%
A10 Networks, Inc. 1,521 31,622
ACI Worldwide, Inc.* 2,161 123,933
Adeia, Inc. 2,252 35,401
Agilysys, Inc.* 461 37,336
Alarm.com Holdings, Inc.* 1,018 59,136
BlackLine, Inc.* 1,069 51,633
Box, Inc., Class
a
A* 2,950 96,465
Clear Secure, Inc., Class
a
A 1,937 45,926
DoubleVerify Holdings, Inc.* 2,892 40,199
InterDigital, Inc. 521 111,306
LiveRamp Holdings, Inc.* 1,344 40,159
MARA Holdings, Inc.* 6,629 92,276
N-able, Inc.* 1,454 14,584
NCR Voyix Corp.* 3,007 33,919
Progress Software Corp. 885 48,356
SolarWinds Corp. 1,124 20,580
Sprinklr, Inc., Class
a
A* 2,285 19,354
SPS Commerce, Inc.* 775 103,230
1,005,415
Specialized REITs — 0.6%
Four Corners Property Trust,
Inc., REIT 1,992 57,270
Millrose Properties, Inc.,
REIT*(c) 2,568 58,705
Outfront Media, Inc., REIT 2,886 53,680
Safehold, Inc., REIT 941 17,559
Uniti Group, Inc., REIT 5,029 28,866
216,080
Specialty Retail — 3.0%
Academy Sports & Outdoors,
Inc. 1,448 71,806
Advance Auto Parts, Inc. 1,221 45,055
American Eagle Outfitters, Inc. 3,601 47,137
Asbury Automotive Group, Inc.* 403 108,165
Bath & Body Works, Inc. 4,514 163,542
Boot Barn Holdings, Inc.* 629 77,009
Buckle, Inc. (The) 615 24,631
Caleres, Inc. 725 11,716
Foot Locker, Inc.* 1,700 29,444
Group 1 Automotive, Inc. 268 123,168
Guess?, Inc. 563 5,720
MarineMax, Inc.* 409 10,368
Monro, Inc. 616 10,971
National Vision Holdings, Inc.* 1,623 20,629
ODP Corp. (The)* 619 9,632
Sally Beauty Holdings, Inc.* 2,099 18,933
Shoe Carnival, Inc. 366 8,103
Signet Jewelers Ltd. 906 47,402
Sonic Automotive, Inc., Class
a
A 301 20,516

FEBRUARY 28, 2025 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Upbound Group, Inc. 1,004 $ 25,923
Urban Outfitters, Inc.* 1,159 67,442
Victoria's Secret & Co.* 1,618 43,249
990,561
Technology Hardware, Storage & Peripherals — 0.4%
Corsair Gaming, Inc.* 927 10,883
Sandisk Corp.* 2,362 110,660
Xerox Holdings Corp. 2,384 15,806
137,349
Textiles, Apparel & Luxury Goods — 1.3%
Carter's, Inc. 742 30,622
G-III Apparel Group Ltd.* 797 21,575
Hanesbrands, Inc.* 7,263 43,796
Kontoor Brands, Inc. 1,022 66,471
Oxford Industries, Inc. 303 18,795
Steven Madden Ltd. 1,487 48,758
VF Corp. 6,817 169,948
Wolverine World Wide, Inc. 1,648 24,374
424,339
Tobacco — 0.1%
Universal Corp. 507 27,180
Trading Companies & Distributors — 1.1%
Air Lease Corp., Class
a
A 2,134 102,261
Boise Cascade Co. 792 82,099
DNOW, Inc.* 2,180 34,836
DXP Enterprises, Inc.* 263 23,794
GMS, Inc.* 807 64,245
Rush Enterprises, Inc., Class
a
A 1,284 74,883
382,118
Water Utilities — 0.5%
American States Water Co. 779 59,625
California Water Service Group 1,225 55,676
Middlesex Water Co. 369 18,498
SJW Group 623 32,813
166,612
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 1,220 8,942
Telephone and Data Systems,
Inc. 2,008 72,489
81,431
Total Common Stocks
(Cost $26,409,560)
27,235,507
Securities Lending Reinvestments (d) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (e)
(Cost $120,239) 120,239 120,239
Investments
Principal
Amount Value
Short-Term Investments — 18 .9%
Repurchase Agreements (f) — 14 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,847,966
(Cost $4,846,219) $ 4,846,219
$ 4,846,219
U.S. Treasury Obligations (g) — 4 .4%
U.S. Treasury Bills
4.26%, 4/1/2025 (h)
(Cost $1,494,535) 1,500,000 1,494,880
Total Short-Term Investments
(Cost $6,340,754) 6,341,099
Total Investments — 100.8%
(Cost $32,870,553) 33,696,845
Liabilities in excess of other assets — (0.8%) (275,088)
Net Assets — 100.0% $ 33,421,757
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $196,070, collateralized in the form of cash with a value of $120,239 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $81,479 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March
6, 2025 – February 15, 2055. The total value of collateral is
$201,718.
(c) When issued security. Total market value of all such securities amounts to $58,705, which represents approximately 0.18% of
net assets of the fund.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $120,239.
(e) Rate shown is the 7-day yield as of February 28, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,241,256.
(h) The rate shown was the current yield as of February 28, 2025.
Abbreviations
REIT Real Estate Investment Trust

ULTRA SMALLCAP600 :: FEBRUARY 28, 2025 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Swap Agreements
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
7,130,944 1/12/2027 Bank of America NA 5.18% S&P SmallCap 600
®
(362,443)
8,830,152 11/6/2025 Citibank NA 4.88% S&P SmallCap 600
®
61,469
8,646,048 1/26/2026
Morgan Stanley & Co.
International plc 5.13% S&P SmallCap 600
®
(50,248)
7,013,664 3/6/2026 Societe Generale 5.33% S&P SmallCap 600
®
(255,158)
7,923,271 11/6/2026 UBS AG 5.03% S&P SmallCap 600
®
(1,146,058)
39,544,079 (1,752,438)
Total Unrealized
Appreciation
61,469
Total Unrealized
Depreciation
(1,813,907)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Shares Value
Common Stocks (a) — 75 .9%
Communications Equipment — 3.8%
Arista Networks, Inc.* 57,129 $ 5,315,854
Cisco Systems, Inc. 220,390 14,129,203
F5, Inc.* 3,223 942,502
Juniper Networks, Inc. 18,312 662,894
Motorola Solutions, Inc. 9,232 4,064,111
25,114,564
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class
a
A 66,650 4,438,890
CDW Corp. 7,371 1,313,512
Corning, Inc. 42,595 2,136,139
Jabil, Inc. 6,236 966,081
Keysight Technologies, Inc.* 9,600 1,531,488
TE Connectivity plc 16,535 2,546,886
Teledyne Technologies, Inc.* 2,565 1,321,027
Trimble, Inc.* 13,492 971,154
Zebra Technologies Corp.,
Class
a
A* 2,850 897,893
16,123,070
IT Services — 5.0%
Accenture plc, Class
a
A 34,562 12,044,857
Akamai Technologies, Inc.* 8,316 670,935
Cognizant Technology Solutions
Corp., Class
a
A 27,407 2,283,825
EPAM Systems, Inc.* 3,143 647,898
Gartner, Inc.* 4,261 2,123,342
GoDaddy, Inc., Class
a
A* 7,753 1,391,663
International Business
Machines Corp. 51,130 12,907,257
VeriSign, Inc.* 4,577 1,088,777
33,158,554
Semiconductors & Semiconductor Equipment — 25.1%
Advanced Micro Devices, Inc.* 89,731 8,960,538
Analog Devices, Inc. 27,445 6,313,997
Applied Materials, Inc. 45,574 7,203,882
Broadcom, Inc. 130,148 25,955,416
Enphase Energy, Inc.* 7,477 428,656
First Solar, Inc.* 5,922 806,458
Intel Corp. 238,402 5,657,279
KLA Corp. 7,401 5,246,125
Lam Research Corp. 71,137 5,459,053
Microchip Technology, Inc. 29,687 1,747,377
Micron Technology, Inc. 61,361 5,745,230
Monolithic Power Systems, Inc. 2,689 1,643,006
NVIDIA Corp. 515,770 64,429,988
NXP Semiconductors NV 14,061 3,031,411
ON Semiconductor Corp.* 23,563 1,108,639
QUALCOMM, Inc. 61,451 9,658,254
Skyworks Solutions, Inc. 8,834 588,874
Teradyne, Inc. 9,015 990,388
Texas Instruments, Inc. 50,446 9,886,912
164,861,483
Software — 26.4%
Adobe, Inc.* 24,350 10,678,936
Investments
Shares Value
Common Stocks (a) (continued)
ANSYS, Inc.* 4,826 $ 1,608,264
Autodesk, Inc.* 11,896 3,262,002
Cadence Design Systems, Inc.* 15,160 3,797,580
Crowdstrike Holdings, Inc.,
Class
a
A* 12,859 5,010,638
Fair Isaac Corp.* 1,342 2,531,482
Fortinet, Inc.* 35,183 3,800,116
Gen Digital, Inc. 29,987 819,545
Intuit, Inc. 15,505 9,517,589
Microsoft Corp. 156,316 62,055,889
Oracle Corp. 88,869 14,757,586
Palantir Technologies, Inc.,
Class
a
A* 113,330 9,623,984
Palo Alto Networks, Inc.* 36,181 6,889,948
PTC, Inc.* 6,646 1,087,485
Roper Technologies, Inc. 5,933 3,467,838
Salesforce, Inc. 52,850 15,741,372
ServiceNow, Inc.* 11,381 10,581,599
Synopsys, Inc.* 8,485 3,880,021
Tyler Technologies, Inc.* 2,373 1,443,804
Workday, Inc., Class
a
A* 11,781 3,102,409
173,658,087
Technology Hardware, Storage & Peripherals — 13.1%
Apple, Inc. 317,809 76,858,929
Dell Technologies, Inc., Class
a
C 16,992 1,746,098
Hewlett Packard Enterprise Co. 71,798 1,422,318
HP, Inc. 53,292 1,645,124
NetApp, Inc. 11,312 1,129,051
Seagate Technology Holdings
plc 11,697 1,192,041
Super Micro Computer, Inc.* 27,851 1,154,702
Western Digital Corp.* 19,121 935,591
86,083,854
Total Common Stocks
(Cost $417,628,819)
498,999,612
Principal
Amount
Short-Term Investments — 15 .0%
Repurchase Agreements (b) — 10 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $68,633,334
(Cost $68,608,585) $ 68,608,585
68,608,585

ULTRA TECHNOLOGY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 4 .6%
U.S. Treasury Bills
4.30%, 3/13/2025 (c) $ 10,000,000 $ 9,988,190
4.36%, 4/1/2025 (c) 20,000,000 19,931,729
Total U.S. Treasury Obligations
(Cost $29,911,681) 29,919,919
Total Short-Term Investments
(Cost $98,520,266) 98,528,504
Total Investments — 90.9%
(Cost $516,149,085) 597,528,116
Other assets less liabilities — 9.1% 59,915,508
Net Assets — 100.0% $ 657,443,624
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $144,948,495.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
Ultra Technology had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
114,541,920 5/6/2025 Bank of America NA 5.46%
S&P Technology Select Sector
Index
c
12,311,938
105,241,847 3/6/2026 Barclays Capital 5.23%
S&P Technology Select Sector
Index
c
3,050,766
99,711,767 1/26/2026 BNP Paribas SA 5.58%
S&P Technology Select Sector
Index
c
(3,629,201)
18,373,037 4/7/2025 Citibank NA 5.38%
S&P Technology Select Sector
Index
c
16,358,202
154,117,760 1/26/2026 Goldman Sachs International 5.08%
S&P Technology Select Sector
Index
c
(8,565,883)
157,460,790 1/26/2026 J.P. Morgan Securities 5.08%
S&P Technology Select Sector
Index
c
(13,242,602)
48,021,986 3/6/2025 Societe Generale 5.48%
S&P Technology Select Sector
Index
c
31,376,099
114,991,594 5/6/2025 UBS AG 5.13%
S&P Technology Select Sector
Index
c
22,579,634
812,460,701 60,238,953
Total Unrealized
Appreciation
85,676,639
Total Unrealized
Depreciation
(25,437,686)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Investments
Shares Value
Common Stocks (a) — 66 .0%
Electric Utilities — 42.8%
Alliant Energy Corp. 2,229 $ 143,837
American Electric Power Co.,
Inc. 4,623 490,269
Constellation Energy Corp. 2,713 679,729
Duke Energy Corp. 6,707 788,005
Edison International 3,361 182,973
Entergy Corp. 3,723 325,055
Evergy, Inc. 1,997 137,613
Eversource Energy 3,181 200,435
Exelon Corp. 8,725 385,645
FirstEnergy Corp. 4,453 172,643
NextEra Energy, Inc. 17,857 1,253,026
NRG Energy, Inc. 1,757 185,732
PG&E Corp. 18,982 310,166
Pinnacle West Capital Corp. 987 91,337
PPL Corp. 6,410 225,696
Southern Co. (The) 9,512 854,083
Xcel Energy, Inc. 4,985 359,419
6,785,663
Gas Utilities — 1.3%
Atmos Energy Corp. 1,348 205,071
Independent Power and Renewable Electricity Producers — 2.9%
AES Corp. (The) 6,177 71,592
Vistra Corp. 2,952 394,564
466,156
Multi-Utilities — 17.5%
Ameren Corp. 2,317 235,314
CenterPoint Energy, Inc. 5,661 194,625
CMS Energy Corp. 2,593 189,419
Consolidated Edison, Inc. 3,006 305,169
Dominion Energy, Inc. 7,295 413,043
DTE Energy Co. 1,800 240,660
NiSource, Inc. 4,054 165,444
Public Service Enterprise
Group, Inc. 4,328 351,217
Sempra 5,498 393,492
WEC Energy Group, Inc. 2,746 292,971
2,781,354
Water Utilities — 1.5%
American Water Works Co., Inc. 1,691 229,925
Total Common Stocks
(Cost $10,045,538)
10,468,169
Principal
Amount
Short-Term Investments — 22 .1%
Repurchase Agreements (b) — 4 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $720,825
(Cost $720,565) $ 720,565
720,565
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 17 .6%
U.S. Treasury Bills
4.26%, 3/6/2025 (c) $ 1,000,000 $ 999,649
4.26%, 4/1/2025 (c) 500,000 498,293
4.25%, 4/10/2025 (c) 300,000 298,661
4.26%, 6/17/2025 (c) 1,000,000 987,640
Total U.S. Treasury Obligations
(Cost $2,783,570) 2,784,243
Total Short-Term Investments
(Cost $3,504,135) 3,504,808
Total Investments — 88.1%
(Cost $13,549,673) 13,972,977
Other assets less liabilities — 11.9% 1,893,881
Net Assets — 100.0% $ 15,866,858
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,975,085.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.

ULTRA UTILITIES :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Swap Agreements
Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
5,589,751 3/6/2025 Bank of America NA 5.38%
S&P Utilities Select Sector
Index
c
908,955
9,501,539 3/6/2025 Goldman Sachs International 5.08%
S&P Utilities Select Sector
Index
c
260,156
4,416,535 3/6/2025 Societe Generale 5.43%
S&P Utilities Select Sector
Index
c
576,713
1,757,829 3/6/2025 UBS AG 5.03%
S&P Utilities Select Sector
Index
c
(160,460)
21,265,654 1,585,364
Total Unrealized
Appreciation
1,745,824
Total Unrealized
Depreciation
(160,460)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Shares Value
Common Stocks (a) — 65 .3%
Aerospace & Defense — 1.6%
Boeing Co. (The)* 66,884 $ 11,679,953
Banks — 2.4%
JPMorgan Chase & Co. 66,885 17,701,115
Beverages — 0.7%
Coca-Cola Co. (The) 66,886 4,762,952
Biotechnology — 2.8%
Amgen, Inc. 66,886 20,604,901
Broadline Retail — 1.9%
Amazon.com, Inc.* 66,884 14,198,136
Capital Markets — 5.7%
Goldman Sachs Group, Inc.
(The) 66,887 41,623,111
Chemicals — 3.3%
Sherwin-Williams Co. (The) 66,887 24,231,153
Communications Equipment — 0.6%
Cisco Systems, Inc. 66,885 4,287,997
Consumer Finance — 2.8%
American Express Co. 66,887 20,130,312
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc. 66,883 6,595,333
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 66,887 2,882,830
Entertainment — 1.0%
Walt Disney Co. (The) 66,884 7,611,399
Financial Services — 3.3%
Visa, Inc., Class
a
A 66,887 24,260,584
Health Care Providers & Services — 4.3%
UnitedHealth Group, Inc. 66,887 31,768,650
Hotels, Restaurants & Leisure — 2.8%
McDonald's Corp. 66,887 20,623,269
Household Products — 1.6%
Procter & Gamble Co. (The) 66,885 11,627,288
Industrial Conglomerates — 3.4%
3M Co. 66,883 10,374,891
Honeywell International, Inc. 66,884 14,238,935
24,613,826
Insurance — 2.4%
Travelers Cos., Inc. (The) 66,884 17,288,845
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.3%
International Business
Machines Corp. 66,884 $ 16,884,197
Machinery — 3.2%
Caterpillar, Inc. 66,887 23,005,784
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp. 66,885 10,609,299
Pharmaceuticals — 2.4%
Johnson & Johnson 66,886 11,037,527
Merck & Co., Inc. 66,883 6,169,957
17,207,484
Semiconductors & Semiconductor Equipment — 1.1%
NVIDIA Corp. 66,883 8,355,024
Software — 6.4%
Microsoft Corp. 66,887 26,553,470
Salesforce, Inc. 66,887 19,922,293
46,475,763
Specialty Retail — 3.6%
Home Depot, Inc. (The) 66,887 26,527,384
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc. 66,885 16,175,468
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class
a
B 66,885 5,312,676
Total Common Stocks
(Cost $489,150,112)
477,044,733
Principal
Amount
Short-Term Investments — 25 .3%
Repurchase Agreements (b) — 8 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $59,351,517
(Cost $59,330,115) $ 59,330,115
59,330,115

ULTRAPRO DOW30
~
SM
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 17 .2%
U.S. Treasury Bills
4.27%, 3/6/2025 (c) $ 25,000,000 $ 24,991,219
4.26%, 3/18/2025 (c) 25,000,000 24,955,573
4.24%, 3/20/2025 (c) 10,000,000 9,980,119
4.25%, 3/25/2025 (c) 35,000,000 34,909,632
4.24%, 4/3/2025 (c) 10,000,000 9,963,575
4.25%, 4/10/2025 (c) 17,500,000 17,421,899
4.26%, 6/17/2025 (c) 3,900,000 3,851,796
Total U.S. Treasury Obligations
(Cost $126,045,084) 126,073,813
Total Short-Term Investments
(Cost $185,375,199) 185,403,928
Total Investments — 90.6%
(Cost $674,525,311) 662,448,661
Other assets less liabilities — 9.4% 68,413,181
Net Assets — 100.0% $ 730,861,842
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $132,253,046.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 458 3/21/2025 U.S. Dollar $ 100,505,810 $ 1,235,028
Swap Agreements
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
268,481,733 3/6/2026 Bank of America NA 5.43%
Dow Jones Industrial
Average
SM
(4,310,300)
293,383,369 11/6/2025 Barclays Capital 5.28%
Dow Jones Industrial
Average
SM
36,081,575
282,510,824 4/7/2026 BNP Paribas SA 5.58%
Dow Jones Industrial
Average
SM
(5,928,727)
255,680,187 1/26/2026 Citibank NA 5.28%
Dow Jones Industrial
Average
SM
(4,913,503)
59,492,115 11/6/2025
Morgan Stanley & Co.
International plc 5.18%
Dow Jones Industrial
Average
SM
31,937,955
204,167,118 3/6/2026 Societe Generale 5.38%
Dow Jones Industrial
Average
SM
(2,671,790)
250,945,369 4/7/2026 UBS AG 5.13%
Dow Jones Industrial
Average
SM
(10,357,354)
1,614,660,715 39,837,856
Total Unrealized
Appreciation
68,019,530
Total Unrealized
Depreciation
(28,181,674)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks — 74 .1%
Aerospace & Defense — 1.0%
BWX Technologies, Inc. 796 $ 82,760
Curtiss-Wright Corp. 332 106,791
Hexcel Corp. 706 44,739
Woodward, Inc. 519 98,089
332,379
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 1,036 40,839
Automobile Components — 0.6%
Autoliv, Inc. 626 60,941
Gentex Corp. 1,978 48,105
Goodyear Tire & Rubber Co.
(The)* 2,473 23,370
Lear Corp. 471 44,269
Visteon Corp.* 236 20,466
197,151
Automobiles — 0.2%
Harley-Davidson, Inc. 999 25,734
Thor Industries, Inc. 460 45,720
71,454
Banks — 5.1%
Associated Banc-Corp. 1,394 34,641
Bank OZK 915 43,929
Cadence Bank 1,587 52,625
Columbia Banking System, Inc. 1,820 48,649
Comerica, Inc. 1,146 73,722
Commerce Bancshares, Inc. 1,070 69,603
Cullen/Frost Bankers, Inc. 557 76,326
East West Bancorp, Inc. 1,201 113,410
First Financial Bankshares, Inc. 1,115 41,991
First Horizon Corp. 4,606 99,213
Flagstar Financial, Inc. 2,632 31,584
FNB Corp. 3,121 46,316
Glacier Bancorp, Inc. 987 48,205
Hancock Whitney Corp. 745 42,562
Home BancShares, Inc. 1,608 48,160
International Bancshares Corp. 463 31,021
Old National Bancorp 2,769 65,764
Pinnacle Financial Partners, Inc. 664 75,869
Prosperity Bancshares, Inc. 826 63,404
SouthState Corp. 851 85,781
Synovus Financial Corp. 1,229 63,761
Texas Capital Bancshares, Inc.* 403 31,901
UMB Financial Corp. 588 64,874
United Bankshares, Inc. 1,174 42,428
Valley National Bancorp 4,129 40,629
Webster Financial Corp. 1,485 83,635
Western Alliance Bancorp 947 82,313
Wintrust Financial Corp. 577 71,819
Zions Bancorp NA 1,286 69,495
1,743,630
Investments
Shares Value
Common Stocks (continued)
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 73 $ 17,795
Celsius Holdings, Inc.* 1,367 35,118
Coca-Cola Consolidated, Inc. 48 68,022
120,935
Biotechnology — 2.0%
BioMarin Pharmaceutical, Inc.* 1,658 117,983
Cytokinetics, Inc.* 1,023 47,058
Exelixis, Inc.* 2,480 95,951
Halozyme Therapeutics, Inc.* 1,101 65,124
Neurocrine Biosciences, Inc.* 884 104,949
Roivant Sciences Ltd.* 3,737 40,135
Sarepta Therapeutics, Inc.* 828 88,389
United Therapeutics Corp.* 388 124,180
683,769
Broadline Retail — 0.3%
Macy's, Inc. 2,411 34,598
Nordstrom, Inc. 839 20,379
Ollie's Bargain Outlet Holdings,
Inc.* 531 54,964
109,941
Building Products — 1.8%
AAON, Inc. 586 45,005
Advanced Drainage Systems,
Inc. 614 68,393
Carlisle Cos., Inc. 393 133,919
Fortune Brands Innovations,
Inc. 1,081 69,962
Owens Corning 744 114,606
Simpson Manufacturing Co.,
Inc. 365 60,006
Trex Co., Inc.* 928 57,248
UFP Industries, Inc. 524 56,068
605,207
Capital Markets — 2.8%
Affiliated Managers Group, Inc. 261 44,592
Carlyle Group, Inc. (The) 1,835 91,456
Evercore, Inc., Class
a
A 310 74,958
Federated Hermes, Inc.,
Class
a
B 677 26,234
Hamilton Lane, Inc., Class
a
A 361 56,432
Houlihan Lokey, Inc., Class
a
A 464 80,434
Interactive Brokers Group, Inc.,
Class
a
A 945 193,158
Janus Henderson Group plc 1,101 46,462
Jefferies Financial Group, Inc. 1,408 93,210
Morningstar, Inc. 237 74,352
SEI Investments Co. 849 67,962
Stifel Financial Corp. 891 94,615
943,865
Chemicals — 1.5%
Arcadium Lithium plc* 9,344 54,569
Ashland, Inc. 426 25,910

ULTRAPRO MIDCAP400 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Avient Corp. 795 $ 34,002
Axalta Coating Systems Ltd.* 1,896 68,654
Cabot Corp. 476 40,936
Chemours Co. (The) 1,295 19,360
NewMarket Corp. 65 37,057
Olin Corp. 1,012 25,695
RPM International, Inc. 1,116 138,261
Scotts Miracle-Gro Co. (The) 369 21,613
Westlake Corp. 291 32,679
498,736
Commercial Services & Supplies — 1.2%
Brink's Co. (The) 379 35,641
Clean Harbors, Inc.* 438 93,535
MSA Safety, Inc. 338 55,331
RB Global, Inc. 1,604 164,218
Tetra Tech, Inc. 2,329 67,983
416,708
Communications Equipment — 0.4%
Ciena Corp.* 1,255 99,861
Lumentum Holdings, Inc.*(a) 601 42,268
142,129
Construction & Engineering — 1.7%
AECOM 1,165 116,558
Comfort Systems USA, Inc. 309 112,269
EMCOR Group, Inc. 401 163,973
Fluor Corp.* 1,486 56,513
MasTec, Inc.* 533 69,604
Valmont Industries, Inc. 173 60,268
579,185
Construction Materials — 0.3%
Eagle Materials, Inc. 292 66,053
Knife River Corp.* 492 47,075
113,128
Consumer Finance — 0.5%
Ally Financial, Inc. 2,381 88,335
FirstCash Holdings, Inc. 335 37,614
SLM Corp. 1,847 55,761
181,710
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings,
Inc.* 1,156 117,057
Casey's General Stores, Inc. 328 135,861
Maplebear, Inc.* 1,403 57,649
Performance Food Group Co.* 1,354 115,280
Sprouts Farmers Market, Inc.* 873 129,553
US Foods Holding Corp.* 2,024 145,080
700,480
Containers & Packaging — 1.2%
AptarGroup, Inc. 578 84,821
Berry Global Group, Inc. 999 72,098
Crown Holdings, Inc. 1,024 91,781
Graphic Packaging Holding Co. 2,613 69,715
Investments
Shares Value
Common Stocks (continued)
Greif, Inc., Class
a
A 226 $ 12,941
Silgan Holdings, Inc. 707 38,397
Sonoco Products Co. 852 40,743
410,496
Diversified Consumer Services — 1.0%
Duolingo, Inc., Class
a
A* 331 103,295
Graham Holdings Co., Class
a
B 32 31,481
Grand Canyon Education, Inc.* 247 44,415
H&R Block, Inc. 1,194 65,085
Service Corp. International 1,257 101,817
346,093
Diversified REITs — 0.4%
WP Carey, Inc., REIT 1,899 121,935
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 1,925 69,281
Iridium Communications, Inc. 991 31,276
100,557
Electric Utilities — 0.7%
ALLETE, Inc. 508 33,371
IDACORP, Inc. 461 54,356
OGE Energy Corp. 1,745 80,759
Portland General Electric Co. 915 41,019
TXNM Energy, Inc. 789 41,225
250,730
Electrical Equipment — 1.1%
Acuity Brands, Inc. 264 78,442
EnerSys 343 34,811
NEXTracker, Inc., Class
a
A* 1,252 55,113
nVent Electric plc 1,436 86,648
Regal Rexnord Corp. 575 74,405
Sensata Technologies Holding
plc 1,297 37,419
366,838
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.* 455 49,172
Avnet, Inc. 753 38,057
Belden, Inc. 348 38,290
Cognex Corp. 1,486 48,741
Coherent Corp.* 1,348 101,356
Crane NXT Co. 431 24,058
Fabrinet* 316 63,216
Flex Ltd.* 3,377 127,954
IPG Photonics Corp.* 235 13,675
Littelfuse, Inc. 217 50,368
Novanta, Inc.* 313 45,272
TD SYNNEX Corp. 659 90,606
Vontier Corp. 1,302 48,630
739,395
Energy Equipment & Services — 0.5%
ChampionX Corp. 1,657 49,379
NOV, Inc. 3,387 50,534

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Valaris Ltd.* 570 $ 20,349
Weatherford International plc 629 38,941
159,203
Entertainment — 0.4%
TKO Group Holdings, Inc.,
Class
a
A* 578 87,070
Warner Music Group Corp.,
Class
a
A 1,228 41,384
128,454
Financial Services — 1.5%
Equitable Holdings, Inc. 2,731 150,260
Essent Group Ltd. 921 53,068
Euronet Worldwide, Inc.* 357 36,578
MGIC Investment Corp. 2,201 54,167
Shift4 Payments, Inc., Class
a
A* 601 59,349
Voya Financial, Inc. 833 60,193
Western Union Co. (The) 2,932 31,753
WEX, Inc.* 342 53,728
499,096
Food Products — 0.7%
Darling Ingredients, Inc.* 1,430 51,609
Flowers Foods, Inc. 1,706 31,970
Ingredion, Inc. 566 73,925
Lancaster Colony Corp. 166 31,732
Pilgrim's Pride Corp.* 348 18,928
Post Holdings, Inc.* 417 47,334
255,498
Gas Utilities — 0.8%
National Fuel Gas Co. 795 59,784
New Jersey Resources Corp. 861 41,655
ONE Gas, Inc. 492 36,974
Southwest Gas Holdings, Inc. 528 39,626
Spire, Inc. 503 38,661
UGI Corp. 1,868 63,811
280,511
Ground Transportation — 1.2%
Avis Budget Group, Inc.* 144 11,377
Knight-Swift Transportation
Holdings, Inc., Class
a
A 1,404 70,818
Landstar System, Inc. 309 49,069
Ryder System, Inc. 366 60,196
Saia, Inc.* 237 97,037
XPO, Inc.* 1,008 123,944
412,441
Health Care Equipment & Supplies — 1.3%
DENTSPLY SIRONA, Inc. 1,726 28,565
Envista Holdings Corp.* 1,492 29,810
Globus Medical, Inc., Class
a
A* 990 79,517
Haemonetics Corp.* 434 28,427
Lantheus Holdings, Inc.* 606 56,855
LivaNova plc* 471 19,608
Masimo Corp.* 386 72,865
Neogen Corp.* 1,716 17,246
Investments
Shares Value
Common Stocks (continued)
Penumbra, Inc.* 337 $ 96,193
429,086
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.* 811 24,314
Amedisys, Inc.* 285 26,220
Chemed Corp. 133 79,907
Encompass Health Corp. 879 88,023
Ensign Group, Inc. (The) 494 63,800
HealthEquity, Inc.* 758 83,198
Option Care Health, Inc.* 1,482 49,647
Tenet Healthcare Corp.* 824 104,310
519,419
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 3,084 52,829
Omega Healthcare Investors,
Inc., REIT 2,345 86,390
Sabra Health Care REIT, Inc. 2,063 34,266
173,485
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 1,109 78,184
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 1,795 22,043
Hotels, Restaurants & Leisure — 2.4%
Aramark 2,287 84,733
Boyd Gaming Corp. 575 43,849
Choice Hotels International, Inc. 194 27,798
Churchill Downs, Inc. 637 75,485
Hilton Grand Vacations, Inc.* 537 23,037
Hyatt Hotels Corp., Class
a
A 366 51,588
Light & Wonder, Inc.* 767 85,505
Marriott Vacations Worldwide
Corp. 279 21,048
Planet Fitness, Inc., Class
a
A* 728 67,376
Texas Roadhouse, Inc., Class
a
A 579 106,588
Travel + Leisure Co. 599 33,436
Vail Resorts, Inc. 327 51,990
Wendy's Co. (The) 1,484 23,002
Wingstop, Inc. 252 59,165
Wyndham Hotels & Resorts,
Inc. 675 73,123
827,723
Household Durables — 1.2%
KB Home 614 37,454
Somnigroup International, Inc. 1,511 96,523
Taylor Morrison Home Corp.,
Class
a
A* 902 55,599
Toll Brothers, Inc. 881 98,355
TopBuild Corp.* 253 77,517
Whirlpool Corp. 479 48,757
414,205

ULTRAPRO MIDCAP400 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 503 $ 35,130
Industrial REITs — 0.8%
EastGroup Properties, Inc.,
REIT 434 79,357
First Industrial Realty Trust, Inc.,
REIT 1,154 65,870
Rexford Industrial Realty, Inc.,
REIT 1,928 79,665
STAG Industrial, Inc., REIT 1,580 56,849
281,741
Insurance — 3.5%
American Financial Group, Inc. 624 78,799
Brighthouse Financial, Inc.* 518 30,722
CNO Financial Group, Inc. 898 37,438
Fidelity National Financial, Inc. 2,258 145,709
First American Financial Corp. 897 58,924
Hanover Insurance Group, Inc.
(The) 314 53,546
Kemper Corp. 527 35,615
Kinsale Capital Group, Inc. 192 82,915
Old Republic International
Corp. 2,026 78,021
Primerica, Inc. 290 84,100
Reinsurance Group of America,
Inc. 571 115,736
RenaissanceRe Holdings Ltd. 449 106,691
RLI Corp. 722 54,937
Ryan Specialty Holdings, Inc.,
Class
a
A 922 64,531
Selective Insurance Group, Inc. 526 45,260
Unum Group 1,461 120,226
1,193,170
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 2,357 27,483
IT Services — 0.3%
ASGN, Inc.* 384 25,874
Kyndryl Holdings, Inc.* 2,018 76,845
102,719
Leisure Products — 0.4%
Brunswick Corp. 573 34,867
Mattel, Inc.* 2,923 62,260
Polaris, Inc. 454 20,394
YETI Holdings, Inc.* 735 26,195
143,716
Life Sciences Tools & Services — 1.4%
Avantor, Inc.* 5,915 98,781
Bio-Rad Laboratories, Inc.,
Class
a
A* 165 43,752
Bruker Corp. 965 45,567
Illumina, Inc.* 1,380 122,461
Medpace Holdings, Inc.* 223 72,992
Investments
Shares Value
Common Stocks (continued)
Repligen Corp.* 451 $ 71,826
Sotera Health Co.* 1,332 16,610
471,989
Machinery — 3.9%
AGCO Corp. 536 51,976
Chart Industries, Inc.* 364 69,360
CNH Industrial NV 7,600 97,888
Crane Co. 426 69,434
Donaldson Co., Inc. 1,039 71,784
Esab Corp. 494 61,898
Flowserve Corp. 1,145 63,021
Graco, Inc. 1,469 127,906
ITT, Inc. 709 100,139
Lincoln Electric Holdings, Inc. 490 101,278
Middleby Corp. (The)* 466 77,081
Mueller Industries, Inc. 990 79,378
Oshkosh Corp. 566 57,902
RBC Bearings, Inc.* 271 97,343
Terex Corp. 580 23,606
Timken Co. (The) 554 44,874
Toro Co. (The) 893 71,628
Watts Water Technologies, Inc.,
Class
a
A 241 51,714
1,318,210
Marine Transportation — 0.2%
Kirby Corp.* 500 52,110
Media — 0.3%
New York Times Co. (The),
Class
a
A 1,420 68,288
Nexstar Media Group, Inc.,
Class
a
A 251 42,456
110,744
Metals & Mining — 1.6%
Alcoa Corp. 2,251 74,846
Carpenter Technology Corp. 430 89,040
Cleveland-Cliffs, Inc.* 4,211 45,647
Commercial Metals Co. 991 48,004
Reliance, Inc. 469 139,368
Royal Gold, Inc. 572 84,084
United States Steel Corp. 1,959 78,791
559,780
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 4,869 106,923
Starwood Property Trust, Inc. 2,781 57,066
163,989
Multi-Utilities — 0.2%
Black Hills Corp. 625 38,237
Northwestern Energy Group,
Inc. 530 29,643
67,880

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Office REITs — 0.5%
COPT Defense Properties, REIT 978 $ 26,435
Cousins Properties, Inc., REIT 1,457 44,191
Kilroy Realty Corp., REIT 921 32,880
Vornado Realty Trust, REIT 1,441 60,579
164,085
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. 2,924 49,562
Antero Resources Corp.* 2,541 93,255
Chord Energy Corp. 529 60,465
Civitas Resources, Inc. 771 29,560
CNX Resources Corp.* 1,293 37,368
DT Midstream, Inc. 842 80,908
Expand Energy Corp. 1,825 180,456
HF Sinclair Corp. 1,385 48,849
Matador Resources Co. 1,005 52,602
Murphy Oil Corp. 1,195 31,655
Ovintiv, Inc. 2,261 98,263
PBF Energy, Inc., Class
a
A 848 18,172
Permian Resources Corp.,
Class
a
A 5,530 77,918
Range Resources Corp. 2,095 77,766
Viper Energy, Inc., Class
a
A 1,106 51,506
988,305
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. 541 53,921
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 5,707 81,895
Personal Care Products — 0.4%
BellRing Brands, Inc.* 1,120 82,074
Coty, Inc., Class
a
A* 3,181 18,100
elf Beauty, Inc.* 489 34,352
134,526
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 530 76,071
Perrigo Co. plc 1,189 34,481
110,552
Professional Services — 1.8%
CACI International, Inc.,
Class
a
A* 195 65,296
Concentrix Corp. 407 18,380
ExlService Holdings, Inc.* 1,397 67,685
Exponent, Inc. 439 37,166
FTI Consulting, Inc.* 309 51,170
Genpact Ltd. 1,407 74,880
Insperity, Inc. 310 27,271
KBR, Inc. 1,162 56,973
ManpowerGroup, Inc. 409 23,571
Maximus, Inc. 527 34,360
Parsons Corp.* 407 23,695
Paylocity Holding Corp.* 378 77,222
Investments
Shares Value
Common Stocks (continued)
Science Applications
International Corp. 434 $ 42,875
600,544
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 418 113,650
Residential REITs — 0.8%
American Homes 4 Rent,
Class
a
A, REIT 2,754 101,925
Equity LifeStyle Properties, Inc.,
REIT 1,662 113,980
Independence Realty Trust,
Inc., REIT 1,955 42,619
258,524
Retail REITs — 0.7%
Agree Realty Corp., REIT 899 66,346
Brixmor Property Group, Inc.,
REIT 2,631 73,563
Kite Realty Group Trust, REIT 1,906 43,704
NNN REIT, Inc. 1,628 69,109
252,722
Semiconductors & Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.* 1,133 25,266
Amkor Technology, Inc. 987 20,826
Cirrus Logic, Inc.* 460 47,936
Lattice Semiconductor Corp.* 1,196 74,559
MACOM Technology Solutions
Holdings, Inc.* 509 58,871
MKS Instruments, Inc. 584 53,623
Onto Innovation, Inc.* 433 63,071
Power Integrations, Inc. 494 30,035
Rambus, Inc.* 923 51,586
Silicon Laboratories, Inc.* 282 39,565
Synaptics, Inc.* 346 22,884
Universal Display Corp. 384 58,990
547,212
Software — 2.9%
Altair Engineering, Inc., Class
a
A* 520 58,032
Appfolio, Inc., Class
a
A* 201 43,114
Aspen Technology, Inc.* 237 62,864
BILL Holdings, Inc.* 825 45,540
Blackbaud, Inc.* 337 22,276
Commvault Systems, Inc.* 380 64,813
DocuSign, Inc., Class
a
A* 1,766 146,878
Dolby Laboratories, Inc.,
Class
a
A 519 42,356
Dropbox, Inc., Class
a
A* 1,933 50,219
Dynatrace, Inc.* 2,592 148,392
Guidewire Software, Inc.* 721 145,152
Manhattan Associates, Inc.* 528 93,393
Qualys, Inc.* 319 41,936
Teradata Corp.* 830 19,787
984,752
Specialized REITs — 1.2%
CubeSmart, REIT 1,966 81,157

ULTRAPRO MIDCAP400 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
EPR Properties, REIT 658 $ 34,920
Gaming and Leisure Properties,
Inc., REIT 2,382 119,457
Lamar Advertising Co., Class
a
A,
REIT 763 94,788
National Storage Affiliates Trust,
REIT 612 23,635
PotlatchDeltic Corp., REIT 619 28,740
Rayonier, Inc., REIT 1,226 32,477
415,174
Specialty Retail — 3.3%
Abercrombie & Fitch Co.,
Class
a
A* 442 45,522
AutoNation, Inc.* 229 41,763
Burlington Stores, Inc.* 545 135,885
Chewy, Inc., Class
a
A* 1,437 53,543
Dick's Sporting Goods, Inc. 508 114,351
Five Below, Inc.* 478 41,533
Floor & Decor Holdings, Inc.,
Class
a
A* 929 89,769
GameStop Corp., Class
a
A* 3,532 88,441
Gap, Inc. (The) 1,929 43,615
Lithia Motors, Inc., Class
a
A 237 81,632
Murphy USA, Inc. 158 74,140
Penske Automotive Group, Inc. 160 26,997
RH* 133 42,835
Valvoline, Inc.* 1,118 41,232
Williams-Sonoma, Inc. 1,101 214,232
1,135,490
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class
a
A* 2,710 142,194
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.* 1,022 22,464
Columbia Sportswear Co. 278 24,141
Crocs, Inc.* 512 50,980
PVH Corp. 484 36,223
Skechers USA, Inc., Class
a
A* 1,147 69,955
Under Armour, Inc., Class
a
A* 1,641 11,175
Under Armour, Inc., Class
a
C* 1,125 7,144
222,082
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies,
Inc. 337 84,445
Core & Main, Inc., Class
a
A* 1,677 85,544
GATX Corp. 310 51,786
MSC Industrial Direct Co., Inc.,
Class
a
A 389 31,260
Watsco, Inc. 304 153,316
WESCO International, Inc. 388 70,022
476,373
Water Utilities — 0.2%
Essential Utilities, Inc. 2,194 83,328
Total Common Stocks
(Cost $24,519,377)
25,310,628
Investments
Principal
Amount Value
Short-Term Investments — 9 .5%
Repurchase Agreements (b) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $742,718
(Cost $742,452) $ 742,452
$ 742,452
U.S. Treasury Obligations (c) — 7 .3%
U.S. Treasury Bills
4.25%, 3/25/2025 (d)
(Cost $2,493,000) 2,500,000 2,493,545
Total Short-Term Investments
(Cost $3,235,452) 3,235,997
Total Investments — 83.6%
(Cost $27,754,829) 28,546,625
Other assets less liabilities — 16.4% 5,595,548
Net Assets — 100.0% $ 34,142,173
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $6,119, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from March 13, 2025 – August 15,
2051. The total value of collateral is $6,186.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,487,553.
(d) The rate shown was the current yield as of February 28, 2025.
Abbreviations
REIT Real Estate Investment Trust

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P Midcap 400 E-Mini Index 13 3/21/2025 U.S. Dollar $ 4,029,610 $ (165,016)
Swap Agreements
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
12,646,783 12/8/2025 Bank of America NA 5.38% S&P MidCap 400
®
(1,026,533)
9,102,836 4/7/2026 BNP Paribas SA 5.33% S&P MidCap 400
®
(985,846)
10,656,601 3/6/2025 Citibank NA 5.03% S&P MidCap 400
®
1,423,074
11,199,850 11/6/2026 Goldman Sachs International 4.98% S&P MidCap 400
®
(827,364)
7,220,985 1/26/2026
Morgan Stanley & Co.
International plc 5.18% S&P MidCap 400
®
52,172
9,681,629 3/6/2026 Societe Generale 5.25% S&P MidCap 400
®
(69,130)
12,560,119 1/26/2026 UBS AG 5.13% S&P MidCap 400
®
793,463
73,068,803 (640,164)
Total Unrealized
Appreciation
2,268,709
Total Unrealized
Depreciation
(2,908,873)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO QQQ :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) — 56 .9%
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.* 61,847 $ 32,683,047
Automobiles — 1.6%
Tesla, Inc.* 1,199,890 351,543,772
Beverages — 1.3%
Coca-Cola Europacific Partners
plc 374,805 32,330,679
Keurig Dr Pepper, Inc. 1,103,870 37,001,722
Monster Beverage Corp.* 791,388 43,249,354
PepsiCo, Inc. 1,116,686 171,377,801
283,959,556
Biotechnology — 1.9%
Amgen, Inc. 437,531 134,785,800
Biogen, Inc.* 118,893 16,704,466
Gilead Sciences, Inc. 1,014,208 115,934,116
Regeneron Pharmaceuticals,
Inc. 87,721 61,294,172
Vertex Pharmaceuticals, Inc.* 209,597 100,562,545
429,281,099
Broadline Retail — 4.0%
Amazon.com, Inc.* 3,478,371 738,388,596
MercadoLibre, Inc.* 41,306 87,645,962
PDD Holdings, Inc., ADR* 543,570 61,798,473
887,833,031
Chemicals — 0.8%
Linde plc 387,573 181,015,970
Commercial Services & Supplies — 0.5%
Cintas Corp. 328,236 68,108,970
Copart, Inc.* 784,316 42,980,517
111,089,487
Communications Equipment — 0.9%
Cisco Systems, Inc. 3,241,199 207,793,268
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp. 360,621 378,150,787
Electric Utilities — 0.8%
American Electric Power Co.,
Inc. 433,278 45,949,132
Constellation Energy Corp. 254,743 63,824,585
Exelon Corp. 817,901 36,151,224
Xcel Energy, Inc. 467,388 33,698,675
179,623,616
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 108,597 19,351,985
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 805,291 35,907,926
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 1.9%
Electronic Arts, Inc. 213,561 $ 27,574,996
Netflix, Inc.* 348,020 341,254,491
Take-Two Interactive Software,
Inc.* 142,976 30,308,053
Warner Bros Discovery, Inc.* 1,996,496 22,879,844
422,017,384
Financial Services — 0.3%
PayPal Holdings, Inc.* 815,915 57,970,761
Food Products — 0.4%
Kraft Heinz Co. (The) 983,982 30,218,087
Mondelez International, Inc.,
Class
a
A 1,088,299 69,901,445
100,119,532
Ground Transportation — 0.4%
CSX Corp. 1,569,576 50,242,128
Old Dominion Freight Line, Inc. 173,708 30,659,462
80,901,590
Health Care Equipment & Supplies — 1.1%
Dexcom, Inc.* 317,819 28,085,665
GE HealthCare Technologies,
Inc. 371,900 32,485,465
IDEXX Laboratories, Inc.* 66,611 29,116,334
Intuitive Surgical, Inc.* 289,847 166,125,808
255,813,272
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 352,276 48,920,568
Booking Holdings, Inc. 27,037 135,617,862
DoorDash, Inc., Class
a
A* 316,478 62,801,894
Marriott International, Inc.,
Class
a
A 226,244 63,450,130
Starbucks Corp. 922,806 106,870,163
417,660,617
Industrial Conglomerates — 0.5%
Honeywell International, Inc. 529,307 112,684,167
Interactive Media & Services — 5.0%
Alphabet, Inc., Class
a
A 1,932,734 329,105,946
Alphabet, Inc., Class
a
C 1,830,532 315,254,221
Meta Platforms, Inc., Class
a
A 721,031 481,792,914
1,126,153,081
IT Services — 0.2%
Cognizant Technology Solutions
Corp., Class
a
A 403,543 33,627,238
MongoDB, Inc., Class
a
A* 60,175 16,092,600
49,719,838
Machinery — 0.2%
PACCAR, Inc. 426,559 45,744,187

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.8%
Charter Communications, Inc.,
Class
a
A* 115,740 $ 42,079,592
Comcast Corp., Class
a
A 3,106,736 111,469,688
Trade Desk, Inc. (The), Class
a
A* 365,876 25,728,400
179,277,680
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 237,565 37,763,332
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 473,918 36,117,291
Professional Services — 0.8%
Automatic Data Processing, Inc. 331,476 104,474,606
Paychex, Inc. 292,743 44,400,331
Verisk Analytics, Inc., Class
a
A 115,086 34,170,184
183,045,121
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 333,776 25,450,420
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.* 1,320,649 131,880,009
Analog Devices, Inc. 403,873 92,915,022
Applied Materials, Inc. 670,978 106,061,492
ARM Holdings plc, ADR* 104,064 13,704,188
ASML Holding NV (Registered),
ADR 72,066 51,100,559
Broadcom, Inc. 2,555,261 509,595,701
GLOBALFOUNDRIES, Inc.* 449,850 17,440,685
Intel Corp. 3,510,204 83,297,141
KLA Corp. 109,140 77,362,798
Lam Research Corp. 1,047,234 80,364,737
Marvell Technology, Inc. 704,896 64,723,551
Microchip Technology, Inc. 437,230 25,735,358
Micron Technology, Inc. 906,724 84,896,568
NVIDIA Corp. 8,101,169 1,011,998,031
NXP Semiconductors NV 206,959 44,618,291
ON Semiconductor Corp.* 346,472 16,301,508
QUALCOMM, Inc. 904,436 142,150,206
Texas Instruments, Inc. 742,410 145,504,936
2,699,650,781
Software — 9.7%
Adobe, Inc.* 358,075 157,037,372
ANSYS, Inc.* 71,162 23,714,736
AppLovin Corp., Class
a
A* 243,070 79,177,622
Atlassian Corp., Class
a
A* 131,541 37,391,845
Autodesk, Inc.* 175,006 47,988,395
Cadence Design Systems, Inc.* 223,322 55,942,161
Crowdstrike Holdings, Inc.,
Class
a
A* 190,088 74,069,690
Datadog, Inc., Class
a
A* 255,043 29,725,262
Fortinet, Inc.* 623,829 67,379,770
Intuit, Inc. 227,738 139,794,694
Microsoft Corp. 2,459,286 976,311,949
MicroStrategy, Inc., Class
a
A* 188,879 48,245,363
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 1,774,774 $ 150,713,808
Palo Alto Networks, Inc.* 534,016 101,692,667
Roper Technologies, Inc. 87,319 51,037,956
Synopsys, Inc.* 125,153 57,229,964
Workday, Inc., Class
a
A* 173,300 45,636,822
Zscaler, Inc.* 125,145 24,557,203
2,167,647,279
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.* 46,956 64,500,640
Ross Stores, Inc. 270,143 37,906,466
102,407,106
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. 5,000,326 1,209,278,840
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 95,888 35,057,612
Trading Companies & Distributors — 0.2%
Fastenal Co. 466,245 35,308,734
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc. 944,309 254,670,694
Total Common Stocks
(Cost $13,568,556,546)
12,732,692,863
Principal
Amount
Short-Term Investments — 34 .6%
Repurchase Agreements (b) — 1 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $417,160,602
(Cost $417,010,167) $ 417,010,167
417,010,167
U.S. Treasury Obligations (a) — 32 .7%
U.S. Treasury Bills
4.25%, 3/4/2025 (c) 400,000,000 399,952,860
4.39%, 3/6/2025 (c) 1,000,000,000 999,648,750
4.37%, 3/11/2025 (c) 900,000,000 899,145,000
4.34%, 3/13/2025 (c) 1,000,000,000 998,818,980
4.26%, 3/18/2025 (c) 600,000,000 598,933,752
4.27%, 3/20/2025 (c) 1,100,000,000 1,097,813,134
4.25%, 3/25/2025 (c) 1,000,000,000 997,418,060
4.34%, 4/1/2025 (c) 950,000,000 946,757,137
4.25%, 4/10/2025 (c) 395,450,000 393,685,150
4.26%, 6/17/2025 (c) 5,700,000 5,629,548
Total U.S. Treasury Obligations
(Cost $7,335,967,397) 7,337,802,371
Total Short-Term Investments
(Cost $7,752,977,564) 7,754,812,538
Total Investments — 91.5%
(Cost $21,321,534,110) 20,487,505,401
Other assets less liabilities — 8.5% 1,906,706,829
Net Assets — 100.0% $ 22,394,212,230

ULTRAPRO QQQ :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,350,994,724.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt
Futures Contracts Purchased
UltraPro QQQ had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq 100 E-Mini Index 7,161 3/21/2025 U.S. Dollar $ 2,996,090,790 $ (75,270,284)
Swap Agreements
UltraPro QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
5,832,347,412 3/6/2026 Bank of America NA 5.48% Nasdaq-100 Index
®
(187,485,412)
5,118,351,203 4/7/2026 Barclays Capital 5.28% Nasdaq-100 Index
®
(417,090,773)
5,664,499,408 11/6/2025 BNP Paribas SA 5.58% Nasdaq-100 Index
®
715,496,524
4,393,620,407 1/26/2026 Citibank NA 5.48% Nasdaq-100 Index
®
(371,968,248)
5,237,601,184 4/7/2026 Goldman Sachs International 5.23% Nasdaq-100 Index
®
5,676,664
5,535,851,443 1/26/2026 J.P. Morgan Securities 5.18% Nasdaq-100 Index
®
462,044,260
3,773,144,586 11/6/2025
Morgan Stanley & Co.
International plc 5.73% Nasdaq-100 Index
®
631,937,754
5,743,609,554 4/7/2026 Nomura 5.53% Nasdaq-100 Index
®
257,348,656
4,631,180,571 12/11/2025 Societe Generale 5.58% Nasdaq-100 Index
®
570,538,684
5,523,717,601 3/6/2026 UBS AG 5.20% Nasdaq-100 Index
®
(95,325,387)
51,453,923,369 1,571,172,722
Total Unrealized
Appreciation
2,643,042,542
Total Unrealized
Depreciation
(1,071,869,820)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) — 75 .1%
Aerospace & Defense — 1.1%
AAR Corp.* 3,570 $ 232,121
AeroVironment, Inc.* 2,868 429,110
AerSale Corp.* 3,430 24,010
Archer Aviation, Inc., Class
a
A* 23,861 211,886
Astronics Corp.* 2,967 59,370
Byrna Technologies, Inc.* 1,767 45,465
Cadre Holdings, Inc. 2,662 89,496
Ducommun, Inc.* 1,387 81,306
Eve Holding, Inc.*(b) 5,220 21,454
Intuitive Machines, Inc.* 3,104 45,256
Kratos Defense & Security
Solutions, Inc.* 15,118 398,964
Leonardo DRS, Inc.* 7,524 229,106
Mercury Systems, Inc.* 5,317 236,128
Moog, Inc., Class
a
A 2,904 495,103
National Presto Industries, Inc.* 528 53,719
Park Aerospace Corp. 1,871 25,876
Redwire Corp.* 2,327 32,508
Rocket Lab USA, Inc.* 35,563 728,686
Triumph Group, Inc.* 7,500 190,350
V2X, Inc.* 1,448 67,940
Virgin Galactic Holdings, Inc.*(b) 2,707 10,287
VirTra, Inc.* 1,114 6,706
3,714,847
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 5,238 116,964
Forward Air Corp.* 2,561 57,546
Hub Group, Inc., Class
a
A 6,123 251,655
Radiant Logistics, Inc.* 3,630 24,539
450,704
Automobile Components — 0.8%
Adient plc* 8,881 140,586
American Axle & Manufacturing
Holdings, Inc.* 11,751 58,285
Cooper-Standard Holdings,
Inc.* 1,727 26,147
Dana, Inc. 13,346 198,455
Dorman Products, Inc.* 2,644 347,580
Fox Factory Holding Corp.* 4,323 119,877
Gentherm, Inc.* 3,144 104,004
Goodyear Tire & Rubber Co.
(The)* 29,123 275,212
Holley, Inc.* 4,759 12,944
LCI Industries 2,537 263,391
Luminar Technologies, Inc.,
Class
a
A*(b) 2,284 11,877
Modine Manufacturing Co.* 5,281 446,561
Patrick Industries, Inc. 3,312 300,067
Phinia, Inc. 4,273 210,702
Solid Power, Inc.* 15,819 19,457
Standard Motor Products, Inc. 2,137 60,969
Stoneridge, Inc.* 2,790 15,680
Visteon Corp.* 2,790 241,949
XPEL, Inc.*(c) 2,581 86,283
2,940,026
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Livewire Group, Inc.* 1,859 $ 4,276
Winnebago Industries, Inc. 2,891 116,825
121,101
Banks — 8.1%
1st Source Corp. 1,876 121,752
ACNB Corp. 846 34,661
Amalgamated Financial Corp. 1,830 59,383
Amerant Bancorp, Inc., Class
a
A 3,784 86,881
Ameris Bancorp 6,730 434,623
Ames National Corp. 898 16,855
Arrow Financial Corp. 1,679 45,383
Associated Banc-Corp. 16,523 410,597
Atlantic Union Bankshares
Corp. 9,143 326,131
Axos Financial, Inc.* 5,585 373,078
Banc of California, Inc. 14,204 211,213
BancFirst Corp. 2,036 243,017
Bancorp, Inc. (The)* 4,789 267,322
Bank First Corp. 992 103,902
Bank of Hawaii Corp. 3,995 288,519
Bank of Marin Bancorp 1,617 39,422
Bank of NT Butterfield & Son
Ltd. (The) 4,537 176,036
Bank7 Corp. 410 16,900
BankUnited, Inc. 7,622 286,435
Bankwell Financial Group, Inc. 660 20,915
Banner Corp. 3,509 242,051
Bar Harbor Bankshares 1,527 49,047
BayCom Corp. 1,069 29,397
BCB Bancorp, Inc. 1,526 15,458
Berkshire Hills Bancorp, Inc. 4,388 125,014
Blue Foundry Bancorp* 2,055 20,406
Bridgewater Bancshares, Inc.* 2,031 29,449
Brookline Bancorp, Inc. 9,017 106,401
Burke & Herbert Financial
Services Corp. 1,384 86,306
Business First Bancshares, Inc. 2,465 65,396
Byline Bancorp, Inc. 3,184 90,871
Cadence Bank 18,620 617,439
California BanCorp* 2,485 39,735
Camden National Corp. 1,484 65,266
Capital Bancorp, Inc. 939 28,649
Capital City Bank Group, Inc. 1,410 52,311
Capitol Federal Financial, Inc. 12,680 75,066
Carter Bankshares, Inc.* 2,331 40,420
Cathay General Bancorp 7,115 334,049
Central Pacific Financial Corp. 2,727 79,192
Chemung Financial Corp. 335 17,303
ChoiceOne Financial Services,
Inc. 851 27,053
Citizens & Northern Corp. 1,520 32,452
Citizens Financial Services, Inc. 463 27,998
City Holding Co. 1,481 176,224
Civista Bancshares, Inc. 1,568 32,316
CNB Financial Corp. 2,108 52,595
Coastal Financial Corp.* 1,160 114,527
Colony Bankcorp, Inc. 1,693 28,561

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Columbia Financial, Inc.* 2,794 $ 44,341
Community Financial System,
Inc. 5,347 338,412
Community Trust Bancorp, Inc. 1,570 85,706
Community West Bancshares 1,730 33,372
ConnectOne Bancorp, Inc. 3,705 94,589
Customers Bancorp, Inc.* 3,025 163,350
CVB Financial Corp. 13,542 273,142
Dime Community Bancshares,
Inc. 3,624 112,344
Eagle Bancorp, Inc. 3,017 70,175
Eastern Bankshares, Inc. 19,724 352,862
Enterprise Bancorp, Inc. 1,011 43,625
Enterprise Financial Services
Corp. 3,783 223,500
Equity Bancshares, Inc.,
Class
a
A 1,466 62,950
Esquire Financial Holdings, Inc. 720 55,526
ESSA Bancorp, Inc. 857 17,997
Farmers & Merchants Bancorp,
Inc. 1,303 33,487
Farmers National Banc Corp. 3,722 53,932
FB Financial Corp. 3,631 183,438
Fidelity D&D Bancorp, Inc. 487 21,842
Financial Institutions, Inc. 1,551 43,459
First Bancorp 4,093 171,742
First Bancorp 16,544 322,112
First Bancorp, Inc. (The) 1,095 28,755
First Bancshares, Inc. (The) 3,110 110,934
First Bank 2,154 32,913
First Busey Corp. 8,513 204,227
First Business Financial
Services, Inc. 805 42,778
First Commonwealth Financial
Corp. 10,338 169,957
First Community Bankshares,
Inc. 1,732 72,640
First Financial Bancorp 9,652 264,561
First Financial Bankshares, Inc. 13,302 500,953
First Financial Corp. 1,169 60,449
First Financial Northwest, Inc. 714 15,208
First Foundation, Inc. 6,502 33,095
First Internet Bancorp 828 24,567
First Interstate BancSystem,
Inc., Class
a
A 8,111 249,008
First Merchants Corp. 5,961 261,092
First Mid Bancshares, Inc. 2,338 89,078
First of Long Island Corp. (The) 2,187 28,803
First Western Financial, Inc.* 827 16,449
Five Star Bancorp 1,705 51,934
Flagstar Financial, Inc. 25,922 311,064
Flushing Financial Corp. 2,814 40,325
FS Bancorp, Inc. 683 26,917
Fulton Financial Corp. 18,560 367,859
FVCBankcorp, Inc.* 1,703 20,112
German American Bancorp, Inc. 2,912 116,247
Glacier Bancorp, Inc. 11,646 568,791
Great Southern Bancorp, Inc. 882 52,047
Greene County Bancorp, Inc. 713 18,467
Guaranty Bancshares, Inc. 806 32,603
Hancock Whitney Corp. 8,869 506,686
Investments
Shares Value
Common Stocks (a) (continued)
Hanmi Financial Corp. 3,075 $ 73,831
HarborOne Bancorp, Inc. 3,918 45,410
HBT Financial, Inc. 1,311 32,775
Heritage Commerce Corp. 6,091 64,626
Heritage Financial Corp. 3,453 87,257
Hilltop Holdings, Inc. 4,763 152,368
Hingham Institution For Savings
(The) 160 41,554
Home Bancorp, Inc. 718 33,746
Home BancShares, Inc. 19,044 570,368
HomeStreet, Inc.* 1,871 18,785
HomeTrust Bancshares, Inc. 1,506 55,300
Hope Bancorp, Inc. 11,850 129,402
Horizon Bancorp, Inc. 4,431 75,504
Independent Bank Corp. 2,038 69,251
Independent Bank Corp. 4,339 297,482
International Bancshares Corp. 5,527 370,309
Investar Holding Corp. 944 17,681
John Marshall Bancorp, Inc. 1,279 23,853
Kearny Financial Corp. 5,598 39,130
Lakeland Financial Corp. 2,543 168,881
LCNB Corp. 1,311 20,307
LINKBANCORP, Inc. 2,261 17,229
Live Oak Bancshares, Inc. 3,544 112,735
Mercantile Bank Corp. 1,612 77,715
Metrocity Bankshares, Inc. 1,887 57,138
Metropolitan Bank Holding
Corp.* 1,081 65,325
Mid Penn Bancorp, Inc. 1,528 43,395
Middlefield Banc Corp. 742 19,886
Midland States Bancorp, Inc. 2,103 40,756
MidWestOne Financial Group,
Inc. 1,901 57,885
MVB Financial Corp. 1,172 21,670
National Bank Holdings Corp.,
Class
a
A 3,773 157,976
National Bankshares, Inc. 588 16,535
NB Bancorp, Inc.* 3,980 76,894
NBT Bancorp, Inc. 4,705 224,664
Nicolet Bankshares, Inc. 1,377 165,061
Northeast Bank 716 71,901
Northeast Community Bancorp,
Inc. 1,259 29,284
Northfield Bancorp, Inc. 3,895 45,883
Northrim Bancorp, Inc. 544 44,771
Northwest Bancshares, Inc. 13,024 164,363
Norwood Financial Corp. 742 19,173
Oak Valley Bancorp 697 18,868
OceanFirst Financial Corp. 5,879 105,881
OFG Bancorp 4,701 199,745
Old National Bancorp 32,162 763,847
Old Second Bancorp, Inc. 4,453 81,668
Orange County Bancorp, Inc. 1,044 26,674
Origin Bancorp, Inc. 3,001 116,199
Orrstown Financial Services,
Inc. 1,897 63,549
Pacific Premier Bancorp, Inc. 9,795 234,003
Park National Corp. 1,473 245,166
Parke Bancorp, Inc. 1,073 21,428
Pathward Financial, Inc. 2,570 199,201
PCB Bancorp 1,115 21,910

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Peapack-Gladstone Financial
Corp. 1,707 $ 55,239
Peoples Bancorp of North
Carolina, Inc. 452 11,942
Peoples Bancorp, Inc. 3,534 113,088
Peoples Financial Services
Corp. 940 45,900
Pioneer Bancorp, Inc.* 1,191 14,173
Plumas Bancorp 562 25,830
Ponce Financial Group, Inc.* 1,976 25,925
Preferred Bank 1,268 112,535
Primis Financial Corp. 2,067 21,724
Princeton Bancorp, Inc. 562 18,422
Provident Bancorp, Inc.* 1,601 19,260
Provident Financial Services,
Inc. 12,870 234,877
QCR Holdings, Inc. 1,676 126,253
RBB Bancorp 1,666 29,505
Red River Bancshares, Inc. 471 26,588
Renasant Corp. 6,385 231,137
Republic Bancorp, Inc., Class
a
A 847 57,452
S&T Bancorp, Inc. 3,894 156,617
Sandy Spring Bancorp, Inc. 4,490 143,545
Seacoast Banking Corp. of
Florida 8,634 244,170
ServisFirst Bancshares, Inc. 5,187 474,092
Shore Bancshares, Inc. 3,132 47,403
Sierra Bancorp 1,330 40,858
Simmons First National Corp.,
Class
a
A 12,674 278,448
SmartFinancial, Inc. 1,625 56,420
South Plains Financial, Inc. 1,204 42,429
Southern First Bancshares,
Inc.* 790 26,986
Southern Missouri Bancorp,
Inc. 972 56,668
Southern States Bancshares,
Inc. 851 27,640
Southside Bancshares, Inc. 2,935 90,251
SouthState Corp. 9,997 1,007,698
Stellar Bancorp, Inc. 5,021 146,061
Sterling Bancorp, Inc.* 2,174 10,218
Stock Yards Bancorp, Inc. 2,618 190,747
Texas Capital Bancshares, Inc.* 4,740 375,218
Third Coast Bancshares, Inc.* 1,159 41,515
Timberland Bancorp, Inc. 770 24,655
Tompkins Financial Corp. 1,302 89,695
Towne Bank 7,184 264,946
TriCo Bancshares 3,270 142,964
Triumph Financial, Inc.* 2,258 155,463
TrustCo Bank Corp. 1,898 62,653
Trustmark Corp. 6,221 227,626
UMB Financial Corp. 6,987 770,876
United Bankshares, Inc. 13,515 488,432
United Community Banks, Inc. 12,225 394,012
Unity Bancorp, Inc. 723 34,335
Univest Financial Corp. 2,958 90,396
USCB Financial Holdings, Inc. 1,070 20,844
Valley National Bancorp 47,820 470,549
Veritex Holdings, Inc. 5,367 141,367
Investments
Shares Value
Common Stocks (a) (continued)
Virginia National Bankshares
Corp. 478 $ 17,390
WaFd, Inc. 6,827 202,011
Washington Trust Bancorp, Inc. 1,731 55,600
WesBanco, Inc. 8,767 307,459
West Bancorp, Inc. 1,649 37,300
Westamerica Bancorp 2,625 136,815
WSFS Financial Corp. 6,044 328,129
28,490,948
Beverages — 0.2%
MGP Ingredients, Inc. 1,448 47,407
National Beverage Corp. 2,402 95,672
Primo Brands Corp., Class
a
A 16,139 543,723
Vita Coco Co., Inc. (The)* 4,012 130,149
816,951
Biotechnology — 6.3%
2seventy bio, Inc.* 4,994 13,184
4D Molecular Therapeutics,
Inc.* 5,146 23,311
89bio, Inc.* 8,556 78,972
Absci Corp.* 8,163 31,428
ACADIA Pharmaceuticals, Inc.* 12,230 239,708
ACELYRIN, Inc.* 7,459 19,990
Achieve Life Sciences, Inc.* 3,519 10,803
Acrivon Therapeutics, Inc.* 1,207 6,409
Actinium Pharmaceuticals, Inc.* 3,213 3,695
Acumen Pharmaceuticals, Inc.* 4,285 5,485
ADC Therapeutics SA* 8,310 14,626
ADMA Biologics, Inc.* 23,018 377,265
Adverum Biotechnologies, Inc.* 2,126 10,013
Aerovate Therapeutics, Inc.*(b) 1,377 3,346
Agenus, Inc.* 2,207 6,290
Agios Pharmaceuticals, Inc.* 5,776 205,279
Akebia Therapeutics, Inc.* 21,260 39,331
Akero Therapeutics, Inc.* 6,929 340,352
Aldeyra Therapeutics, Inc.* 5,092 26,020
Alector, Inc.* 8,248 13,527
Alkermes plc* 16,460 565,072
Allogene Therapeutics, Inc.*(b) 13,119 25,582
Altimmune, Inc.*(b) 7,260 48,279
ALX Oncology Holdings, Inc.* 3,520 3,872
Amicus Therapeutics, Inc.* 29,990 284,605
AnaptysBio, Inc.* 2,210 37,172
Anavex Life Sciences Corp.*(b) 7,669 60,662
Anika Therapeutics, Inc.* 1,344 23,453
Annexon, Inc.* 9,980 26,347
Apogee Therapeutics, Inc.* 3,873 121,767
Applied Therapeutics, Inc.* 9,824 4,995
Arbutus Biopharma Corp.* 14,931 51,512
Arcellx, Inc.* 4,405 285,532
Arcturus Therapeutics Holdings,
Inc.* 2,343 39,339
Arcus Biosciences, Inc.* 5,557 60,516
Arcutis Biotherapeutics, Inc.* 10,987 150,412
Ardelyx, Inc.* 24,045 128,881
ArriVent Biopharma, Inc.* 2,881 68,020
Arrowhead Pharmaceuticals,
Inc.* 12,203 230,759

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
ARS Pharmaceuticals, Inc.* 5,030 $ 52,714
Artiva Biotherapeutics, Inc.*(b) 1,498 6,217
Astria Therapeutics, Inc.* 4,730 30,461
Atossa Therapeutics, Inc.* 12,926 9,897
Aura Biosciences, Inc.* 4,740 35,503
Aurinia Pharmaceuticals, Inc.* 13,721 109,082
Avidity Biosciences, Inc.* 11,345 347,611
Avita Medical, Inc.*(b) 2,612 23,769
Beam Therapeutics, Inc.* 7,812 205,768
Bicara Therapeutics, Inc.*(b) 1,973 26,241
BioCryst Pharmaceuticals, Inc.* 21,120 181,843
Biohaven Ltd.* 8,778 326,366
Biomea Fusion, Inc.*(b) 2,823 8,158
Black Diamond Therapeutics,
Inc.* 4,064 8,169
Bluebird Bio, Inc.*(b) 998 4,072
Blueprint Medicines Corp.* 6,499 627,608
Boundless Bio, Inc.* 1,722 3,323
Bridgebio Pharma, Inc.* 14,367 501,408
C4 Therapeutics, Inc.* 6,147 16,658
Cabaletta Bio, Inc.* 4,585 8,276
CAMP4 Therapeutics Corp.* 703 3,452
Candel Therapeutics, Inc.* 2,213 19,862
Capricor Therapeutics, Inc.*(b) 3,744 57,583
Cardiff Oncology, Inc.*(b) 4,167 17,668
CareDx, Inc.* 5,169 114,493
Cargo Therapeutics, Inc.* 3,510 13,198
Caribou Biosciences, Inc.* 8,407 9,836
Cartesian Therapeutics, Inc.*(b) 1,052 19,820
Catalyst Pharmaceuticals, Inc.* 11,428 261,587
Celcuity, Inc.* 3,343 31,524
Celldex Therapeutics, Inc.* 6,602 135,803
Century Therapeutics, Inc.* 4,781 3,264
CervoMed, Inc.* 551 1,234
CG oncology, Inc.* 4,849 125,395
Cibus, Inc., Class
a
A*(b) 1,859 3,811
Climb Bio, Inc.*(b) 3,006 4,359
Cogent Biosciences, Inc.* 9,378 70,616
Coherus Biosciences, Inc.*(b) 11,371 12,622
Compass Therapeutics, Inc.* 10,423 30,227
Corbus Pharmaceuticals
Holdings, Inc.*(b) 1,191 8,992
Crinetics Pharmaceuticals, Inc.* 8,963 320,696
Cullinan Therapeutics, Inc.* 5,288 44,895
Cytokinetics, Inc.* 11,681 537,326
Day One Biopharmaceuticals,
Inc.* 5,306 48,072
Denali Therapeutics, Inc.* 12,705 210,395
Design Therapeutics, Inc.* 3,209 15,596
Dianthus Therapeutics, Inc.* 2,443 52,769
Disc Medicine, Inc.* 2,018 113,371
Dynavax Technologies Corp.* 13,465 185,682
Dyne Therapeutics, Inc.* 8,428 114,705
Editas Medicine, Inc.* 8,471 16,264
Elevation Oncology, Inc.* 5,766 3,021
Enanta Pharmaceuticals, Inc.* 2,052 15,965
Entrada Therapeutics, Inc.* 2,524 30,137
Erasca, Inc.* 18,785 25,735
Fate Therapeutics, Inc.* 10,231 11,459
Fennec Pharmaceuticals, Inc.* 2,395 16,813
Investments
Shares Value
Common Stocks (a) (continued)
Fibrobiologics, Inc.*(b) 2,794 $ 3,520
Foghorn Therapeutics, Inc.* 2,580 12,513
Galectin Therapeutics, Inc.*(b) 2,081 3,267
Generation Bio Co.* 5,056 2,932
Geron Corp.* 60,449 106,390
Greenwich Lifesciences, Inc.*(b) 622 7,601
Gyre Therapeutics, Inc.* 712 8,259
Halozyme Therapeutics, Inc.* 12,751 754,222
Heron Therapeutics, Inc.* 12,000 29,640
HilleVax, Inc.* 3,220 5,764
Humacyte, Inc.*(b) 8,984 30,546
Ideaya Biosciences, Inc.* 8,633 177,581
IGM Biosciences, Inc.* 1,568 2,132
ImmunityBio, Inc.*(b) 14,795 48,676
Immunome, Inc.* 5,254 49,388
Immunovant, Inc.* 5,932 122,199
Inhibrx Biosciences, Inc.* 1,185 15,701
Inmune Bio, Inc.*(b) 1,381 11,089
Inovio Pharmaceuticals, Inc.* 2,654 5,255
Inozyme Pharma, Inc.* 5,357 6,428
Insmed, Inc.* 17,606 1,435,769
Intellia Therapeutics, Inc.* 10,371 104,643
Invivyd, Inc.*(b) 8,105 9,402
Iovance Biotherapeutics, Inc.* 28,068 118,868
Ironwood Pharmaceuticals,
Inc., Class
a
A* 14,459 23,279
iTeos Therapeutics, Inc.* 2,712 19,689
Janux Therapeutics, Inc.* 2,867 94,296
Jasper Therapeutics, Inc.
(Registered)* 1,156 6,855
KalVista Pharmaceuticals, Inc.* 3,483 39,689
Keros Therapeutics, Inc.* 3,131 34,691
Kiniksa Pharmaceuticals
International plc, Class
a
A* 3,933 79,761
Kodiak Sciences, Inc.* 3,335 13,707
Korro Bio, Inc.*(b) 623 15,619
Krystal Biotech, Inc.* 2,537 454,757
Kura Oncology, Inc.* 7,410 57,131
Kymera Therapeutics, Inc.* 4,798 150,417
Kyverna Therapeutics, Inc.*(b) 2,633 7,478
Larimar Therapeutics, Inc.*(b) 4,299 13,026
LENZ Therapeutics, Inc. 1,283 28,008
Lexeo Therapeutics, Inc.* 2,408 6,887
Lexicon Pharmaceuticals,
Inc.*(b) 11,735 8,209
Lineage Cell Therapeutics, Inc.* 15,098 8,478
Lyell Immunopharma, Inc.*(b) 16,423 11,673
MacroGenics, Inc.* 6,281 15,451
Madrigal Pharmaceuticals, Inc.* 1,837 626,913
MannKind Corp.* 27,526 146,989
MeiraGTx Holdings plc* 4,760 33,939
Mersana Therapeutics, Inc.* 11,593 6,068
Metagenomi, Inc.* 2,793 5,726
MiMedx Group, Inc.* 12,118 101,852
Mineralys Therapeutics, Inc.* 2,917 26,661
Mirum Pharmaceuticals, Inc.* 4,058 193,039
Monte Rosa Therapeutics, Inc.* 4,221 23,216
Myriad Genetics, Inc.* 9,141 98,083
Neurogene, Inc.* 1,052 18,610
Nkarta, Inc.*(b) 5,408 9,464

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
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URTY
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Investments
Shares Value
Common Stocks (a) (continued)
Novavax, Inc.* 15,755 $ 131,239
Nurix Therapeutics, Inc.* 7,178 110,900
Nuvalent, Inc., Class
a
A* 3,592 269,328
Ocugen, Inc.*(b) 29,255 19,065
Olema Pharmaceuticals, Inc.* 4,177 18,253
Organogenesis Holdings, Inc.,
Class
a
A* 7,378 45,817
ORIC Pharmaceuticals, Inc.* 6,294 50,541
Outlook Therapeutics, Inc.* 1,571 2,357
Ovid therapeutics, Inc.* 6,018 3,190
PepGen, Inc.* 1,588 5,002
Perspective Therapeutics, Inc.* 5,525 15,360
Praxis Precision Medicines,
Inc.* 1,762 68,013
Precigen, Inc.* 13,772 23,826
Prelude Therapeutics, Inc.* 1,347 1,022
Prime Medicine, Inc.*(b) 5,795 14,603
ProKidney Corp., Class
a
A*(b) 11,206 13,783
Protagonist Therapeutics, Inc.* 5,974 224,563
Prothena Corp. plc* 4,346 68,710
PTC Therapeutics, Inc.* 7,784 430,144
Puma Biotechnology, Inc.* 4,301 15,398
Pyxis Oncology, Inc.* 4,989 5,937
Q32 Bio, Inc.* 621 1,410
RAPT Therapeutics, Inc.* 3,066 3,495
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 25,432 190,994
REGENXBIO, Inc.* 4,705 30,912
Regulus Therapeutics, Inc.* 6,453 8,712
Relay Therapeutics, Inc.* 12,438 42,414
Renovaro, Inc.* 11,819 11,613
Replimune Group, Inc.* 6,222 78,895
Revolution Medicines, Inc.* 17,107 696,939
Rhythm Pharmaceuticals, Inc.* 5,596 307,276
Rigel Pharmaceuticals, Inc.* 1,780 41,047
Rocket Pharmaceuticals, Inc.* 6,726 63,561
Sage Therapeutics, Inc.* 5,582 40,749
Sana Biotechnology, Inc.* 13,512 35,266
Savara, Inc.* 11,791 29,360
Scholar Rock Holding Corp.* 7,923 307,571
Sera Prognostics, Inc., Class
a
A* 2,885 12,232
Shattuck Labs, Inc.* 3,998 5,277
Skye Bioscience, Inc.* 2,011 5,731
Soleno Therapeutics, Inc.* 2,615 127,664
Solid Biosciences, Inc.* 2,333 13,041
SpringWorks Therapeutics, Inc.* 7,027 405,880
Spyre Therapeutics, Inc.* 3,538 69,699
Stoke Therapeutics, Inc.* 3,672 28,825
Summit Therapeutics, Inc.* 9,399 194,465
Sutro Biopharma, Inc.* 8,367 13,304
Syndax Pharmaceuticals, Inc.* 8,398 131,345
Tango Therapeutics, Inc.* 4,876 10,093
Taysha Gene Therapies, Inc.* 17,916 28,666
Tenaya Therapeutics, Inc.*(b) 5,600 5,656
Tevogen Bio Holdings, Inc.* 2,318 2,967
TG Therapeutics, Inc.* 14,271 429,414
Tourmaline Bio, Inc.* 2,358 30,866
Travere Therapeutics, Inc.* 7,724 165,294
TScan Therapeutics, Inc.* 3,924 8,240
Twist Bioscience Corp.* 5,957 231,251
Investments
Shares Value
Common Stocks (a) (continued)
Tyra Biosciences, Inc.* 2,077 $ 24,322
Upstream Bio, Inc.* 1,781 14,123
UroGen Pharma Ltd.*(b) 3,954 37,405
Vanda Pharmaceuticals, Inc.* 5,826 27,732
Vaxcyte, Inc.* 12,692 926,770
Vera Therapeutics, Inc.,
Class
a
A* 4,533 135,673
Veracyte, Inc.* 7,854 273,005
Verastem, Inc.* 3,964 22,179
Vericel Corp.* 5,018 257,373
Verve Therapeutics, Inc.* 7,261 45,962
Vir Biotechnology, Inc.* 9,153 76,794
Viridian Therapeutics, Inc.* 7,471 116,025
Voyager Therapeutics, Inc.* 4,701 19,180
Werewolf Therapeutics, Inc.* 3,115 3,863
X4 Pharmaceuticals, Inc.* 17,173 6,785
XBiotech, Inc.* 2,036 7,167
Xencor, Inc.* 6,873 105,569
XOMA Royalty Corp.* 820 18,614
Y-mAbs Therapeutics, Inc.* 3,820 21,239
Zenas Biopharma, Inc.* 1,570 11,006
Zentalis Pharmaceuticals, Inc.* 5,841 12,091
Zura Bio Ltd., Class
a
A* 5,041 6,856
Zymeworks, Inc.* 5,574 74,692
21,970,248
Broadline Retail — 0.0%(d)
1stdibs.com, Inc.* 2,597 9,557
ContextLogic, Inc., Class
a
A* 1 8
Groupon, Inc., Class
a
A*(b) 2,377 26,432
Qurate Retail Group, Inc.,
Class
a
B*(b) 100 999
Savers Value Village, Inc.* 2,391 17,885
54,881
Building Products — 1.0%
American Woodmark Corp.* 1,593 98,893
Apogee Enterprises, Inc. 2,236 107,194
AZZ, Inc. 3,001 288,426
Caesarstone Ltd.*(b) 2,115 8,016
CSW Industrials, Inc. 1,711 523,720
Gibraltar Industries, Inc.* 3,125 205,344
Griffon Corp. 3,843 278,003
Insteel Industries, Inc. 1,914 53,860
Janus International Group, Inc.* 14,501 117,313
JELD-WEN Holding, Inc.* 8,634 47,487
Masterbrand, Inc.* 12,949 181,157
Quanex Building Products
Corp. 4,623 89,178
Resideo Technologies, Inc.* 14,930 286,805
Tecnoglass, Inc. 2,296 169,123
UFP Industries, Inc. 6,186 661,902
Zurn Elkay Water Solutions
Corp. 14,724 521,671
3,638,092
Capital Markets — 1.4%
Acadian Asset Management,
Inc. 2,766 68,210
AlTi Global, Inc.* 3,524 12,193

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
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URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Artisan Partners Asset
Management, Inc., Class
a
A 6,433 $ 271,601
B Riley Financial, Inc.(b) 2,086 13,319
BGC Group, Inc., Class
a
A 37,237 368,646
Cohen & Steers, Inc. 2,820 246,468
Diamond Hill Investment Group,
Inc. 271 39,604
DigitalBridge Group, Inc. 16,249 184,751
Donnelley Financial Solutions,
Inc.* 2,639 130,815
Fidus Investment Corp. 1 16
Forge Global Holdings, Inc.* 11,904 11,904
GCM Grosvenor, Inc., Class
a
A 4,354 61,478
Hamilton Lane, Inc., Class
a
A 3,927 613,869
MarketWise, Inc. 4,007 2,441
Moelis & Co., Class
a
A 7,222 510,162
Open Lending Corp.* 10,444 50,967
P10, Inc., Class
a
A 4,167 53,213
Patria Investments Ltd., Class
a
A 5,709 64,683
Perella Weinberg Partners,
Class
a
A 5,288 122,206
Piper Sandler Cos. 1,775 514,076
PJT Partners, Inc., Class
a
A 2,380 379,039
Resolute Holdings
Management, Inc.* 210 9,813
Silvercrest Asset Management
Group, Inc., Class
a
A 973 17,640
StepStone Group, Inc., Class
a
A 6,708 403,553
StoneX Group, Inc.* 2,828 341,255
Value Line, Inc. 80 3,275
Victory Capital Holdings, Inc.,
Class
a
A 4,205 269,288
Virtus Investment Partners, Inc. 691 129,749
WisdomTree, Inc. 14,262 130,069
5,024,303
Chemicals — 1.4%
AdvanSix, Inc. 2,611 72,899
American Vanguard Corp. 2,577 13,246
Arcadium Lithium plc* 110,763 646,856
Arq, Inc.* 2,858 14,919
ASP Isotopes, Inc.*(b) 5,352 25,476
Aspen Aerogels, Inc.* 6,309 48,011
Avient Corp. 9,232 394,853
Balchem Corp. 3,304 574,995
Cabot Corp. 5,480 471,280
Core Molding Technologies,
Inc.* 773 10,613
Ecovyst, Inc.* 11,893 80,753
Hawkins, Inc. 1,976 207,460
HB Fuller Co. 5,598 317,630
Ingevity Corp.* 3,722 177,390
Innospec, Inc. 2,548 263,489
Intrepid Potash, Inc.* 1,117 29,143
Koppers Holdings, Inc. 2,028 59,035
Kronos Worldwide, Inc. 2,225 19,469
LSB Industries, Inc.* 5,449 39,941
Mativ Holdings, Inc. 5,518 37,302
Minerals Technologies, Inc. 3,239 222,649
Northern Technologies
International Corp. 805 9,137
Investments
Shares Value
Common Stocks (a) (continued)
Orion SA 5,884 $ 82,258
Perimeter Solutions, Inc.* 13,679 144,724
PureCycle Technologies, Inc.*(b) 12,600 129,780
Quaker Chemical Corp. 1,414 196,574
Rayonier Advanced Materials,
Inc.* 6,543 50,381
Sensient Technologies Corp. 4,307 298,906
Stepan Co. 2,183 134,822
Tronox Holdings plc 12,141 94,214
Valhi, Inc. 248 4,251
4,872,456
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. 6,463 351,135
ACCO Brands Corp. 9,555 44,622
ACV Auctions, Inc., Class
a
A* 15,125 242,907
Bridger Aerospace Group
Holdings, Inc.*(b) 1,001 1,762
BrightView Holdings, Inc.* 5,945 79,782
Brink's Co. (The) 4,533 426,283
Casella Waste Systems, Inc.,
Class
a
A* 6,383 715,024
CECO Environmental Corp.* 2,988 74,341
Cimpress plc* 1,745 83,900
CompX International, Inc.(b) 158 3,754
CoreCivic, Inc.* 11,137 208,930
Deluxe Corp. 4,524 74,465
Driven Brands Holdings, Inc.* 6,124 107,354
Ennis, Inc. 2,598 55,078
Enviri Corp.* 8,090 52,585
GEO Group, Inc. (The)* 13,010 355,954
Healthcare Services Group,
Inc.* 7,521 78,970
HNI Corp. 4,854 226,148
Interface, Inc., Class
a
A 5,864 118,629
LanzaTech Global, Inc.*(b) 11,426 9,128
Liquidity Services, Inc.* 2,193 73,422
Matthews International Corp.,
Class
a
A 3,036 75,657
MillerKnoll, Inc. 7,130 153,295
Montrose Environmental Group,
Inc.* 3,249 63,128
NL Industries, Inc. 859 5,901
OPENLANE, Inc.* 10,976 244,765
Perma-Fix Environmental
Services, Inc.* 1,484 11,931
Pitney Bowes, Inc. 16,584 179,605
Pursuit Attractions and
Hospitality, Inc.* 2,090 82,973
Quad/Graphics, Inc. 3,162 19,857
Quest Resource Holding Corp.* 1,781 8,139
Steelcase, Inc., Class
a
A 9,461 115,046
UniFirst Corp. 1,539 330,762
Virco Mfg. Corp. 1,127 11,585
VSE Corp. 1,800 213,300
4,900,117
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.* 8,050 85,089
Applied Optoelectronics, Inc.* 4,164 91,025

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
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Investments
Shares Value
Common Stocks (a) (continued)
Aviat Networks, Inc.* 1,175 $ 24,593
Calix, Inc.* 6,082 225,156
Clearfield, Inc.* 1,234 39,994
CommScope Holding Co., Inc.* 21,941 139,325
Digi International, Inc.* 3,651 111,502
Extreme Networks, Inc.* 13,180 203,631
Harmonic, Inc.* 11,290 116,400
NETGEAR, Inc.* 2,850 74,955
NetScout Systems, Inc.* 7,072 159,049
Ribbon Communications, Inc.* 9,357 44,165
Viasat, Inc.* 12,645 110,517
Viavi Solutions, Inc.* 22,507 251,628
1,677,029
Construction & Engineering — 1.1%
Ameresco, Inc., Class
a
A* 3,294 38,869
Arcosa, Inc. 4,960 416,045
Argan, Inc. 1,292 168,438
Bowman Consulting Group
Ltd., Class
a
A* 1,405 29,084
Centuri Holdings, Inc.* 1,739 30,172
Concrete Pumping Holdings,
Inc. 2,433 15,912
Construction Partners, Inc.,
Class
a
A* 4,388 318,393
Dycom Industries, Inc.* 2,903 475,686
Fluor Corp.* 17,453 663,738
Granite Construction, Inc. 4,501 371,693
Great Lakes Dredge & Dock
Corp.* 6,742 57,240
IES Holdings, Inc.* 840 149,797
Limbach Holdings, Inc.* 1,043 86,569
Matrix Service Co.* 2,701 33,708
MYR Group, Inc.* 1,635 200,647
Northwest Pipe Co.* 991 43,673
Orion Group Holdings, Inc.* 3,710 26,415
Primoris Services Corp. 5,463 391,916
Southland Holdings, Inc.* 1,028 3,392
Sterling Infrastructure, Inc.* 3,050 387,990
Tutor Perini Corp.* 4,424 130,021
4,039,398
Construction Materials — 0.2%
Knife River Corp.* 5,807 555,614
Smith-Midland Corp.* 469 16,007
United States Lime & Minerals,
Inc. 1,076 100,982
672,603
Consumer Finance — 0.8%
Atlanticus Holdings Corp.* 565 31,036
Bread Financial Holdings, Inc. 5,084 274,536
Consumer Portfolio Services,
Inc.* 850 8,500
Dave, Inc.* 820 82,541
Encore Capital Group, Inc.* 2,394 90,290
Enova International, Inc.* 2,604 269,097
FirstCash Holdings, Inc. 3,937 442,046
Green Dot Corp., Class
a
A* 5,492 42,014
LendingClub Corp.* 11,298 144,501
Investments
Shares Value
Common Stocks (a) (continued)
LendingTree, Inc.* 1,020 $ 41,198
Medallion Financial Corp. 1,891 15,771
Moneylion, Inc.* 884 77,014
Navient Corp. 7,924 113,393
Nelnet, Inc., Class
a
A 1,454 177,955
NerdWallet, Inc., Class
a
A* 3,586 36,577
OppFi, Inc.(b) 1,941 19,138
PRA Group, Inc.* 3,961 82,904
PROG Holdings, Inc. 4,168 118,246
Regional Management Corp. 851 28,551
Upstart Holdings, Inc.* 8,026 535,093
World Acceptance Corp.* 353 47,599
2,678,000
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The) 3,337 142,757
Chefs' Warehouse, Inc. (The)* 3,577 223,849
Guardian Pharmacy Services,
Inc., Class
a
A*(b) 880 17,600
HF Foods Group, Inc.* 4,114 7,858
Ingles Markets, Inc., Class
a
A 1,480 90,931
Natural Grocers by Vitamin
Cottage, Inc. 953 42,351
PriceSmart, Inc. 2,565 229,285
SpartanNash Co. 3,449 69,635
Sprouts Farmers Market, Inc.* 10,297 1,528,075
United Natural Foods, Inc.* 6,006 190,931
Village Super Market, Inc.,
Class
a
A 892 28,098
Weis Markets, Inc. 1,682 124,434
2,695,804
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 14,768 42,384
Greif, Inc., Class
a
A 2,548 145,898
Greif, Inc., Class
a
B 493 29,881
Myers Industries, Inc. 3,753 41,133
O-I Glass, Inc.* 15,835 181,627
Pactiv Evergreen, Inc. 4,137 73,887
Ranpak Holdings Corp.,
Class
a
A* 4,389 29,362
TriMas Corp. 4,150 85,034
629,206
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 1,814 49,305
GigaCloud Technology, Inc.,
Class
a
A*(b) 2,428 41,106
Weyco Group, Inc. 618 21,494
111,905
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.* 3,832 392,052
American Public Education,
Inc.* 1,604 33,941
Carriage Services, Inc., Class
a
A 1,396 55,994
Chegg, Inc.* 10,291 11,217
Coursera, Inc.* 14,063 111,379
European Wax Center, Inc.,
Class
a
A* 3,400 22,100

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
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Investments
Shares Value
Common Stocks (a) (continued)
Frontdoor, Inc.* 7,872 $ 358,019
Graham Holdings Co., Class
a
B 327 321,693
KinderCare Learning Cos., Inc.* 2,849 55,441
Laureate Education, Inc.* 13,316 265,521
Lincoln Educational Services
Corp.* 2,670 48,994
Mister Car Wash, Inc.* 9,692 82,285
Nerdy, Inc.* 7,747 11,775
OneSpaWorld Holdings Ltd. 10,269 195,932
Perdoceo Education Corp. 6,696 171,418
Strategic Education, Inc. 2,268 182,642
Stride, Inc.* 4,352 595,354
Udemy, Inc.* 9,305 89,700
Universal Technical Institute,
Inc.* 4,037 114,005
3,119,462
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 7,439 134,720
Alpine Income Property Trust,
Inc., REIT 1,279 21,206
American Assets Trust, Inc.,
REIT 4,898 110,009
Armada Hoffler Properties, Inc.,
REIT 8,058 73,972
Broadstone Net Lease, Inc.,
REIT 19,282 324,902
CTO Realty Growth, Inc., REIT 2,994 57,006
Empire State Realty Trust, Inc.,
Class
a
A, REIT 13,935 129,178
Essential Properties Realty
Trust, Inc., REIT 17,933 586,768
Gladstone Commercial Corp.,
REIT 4,323 70,162
Global Net Lease, Inc., REIT 20,523 164,184
NexPoint Diversified Real
Estate Trust, REIT 3,443 17,077
One Liberty Properties, Inc.,
REIT 1,623 43,123
1,732,307
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 1,040 40,560
AST SpaceMobile, Inc.,
Class
a
A*(b) 13,692 371,190
ATN International, Inc. 1,057 18,265
Bandwidth, Inc., Class
a
A* 2,559 40,867
Cogent Communications
Holdings, Inc. 4,501 328,888
Globalstar, Inc.* 4,970 107,302
IDT Corp., Class
a
B 1,576 76,531
Liberty Latin America Ltd.,
Class
a
A* 3,215 21,766
Liberty Latin America Ltd.,
Class
a
C* 13,250 88,907
Lumen Technologies, Inc.* 103,457 488,317
Shenandoah
Telecommunications Co. 4,980 53,834
1,636,427
Investments
Shares Value
Common Stocks (a) (continued)
Electric Utilities — 0.6%
ALLETE, Inc. 5,936 $ 389,936
Genie Energy Ltd., Class
a
B 1,295 18,519
Hawaiian Electric Industries,
Inc.* 16,934 185,427
MGE Energy, Inc. 3,726 341,972
Otter Tail Corp. 4,228 337,099
Portland General Electric Co. 10,634 476,722
TXNM Energy, Inc. 9,204 480,909
2,230,584
Electrical Equipment — 0.9%
Allient, Inc. 1,487 36,997
American Superconductor
Corp.* 3,572 81,120
Amprius Technologies, Inc.* 1,604 4,090
Array Technologies, Inc.* 15,610 82,421
Atkore, Inc. 3,662 225,213
Blink Charging Co.*(b) 9,832 10,029
Bloom Energy Corp., Class
a
A* 20,545 493,491
ChargePoint Holdings, Inc.*(b) 40,445 26,932
Energy Vault Holdings, Inc.* 10,717 14,575
EnerSys 4,090 415,094
Enovix Corp.*(b) 16,812 149,963
Fluence Energy, Inc.* 6,313 36,110
Freyr Battery, Inc.*(b) 11,457 17,529
FuelCell Energy, Inc.* 1,902 10,975
GrafTech International Ltd.* 26,459 30,957
LSI Industries, Inc. 2,927 54,120
NANO Nuclear Energy, Inc.*(b) 457 13,157
Net Power, Inc.* 2,198 15,936
NEXTracker, Inc., Class
a
A* 14,742 648,943
NuScale Power Corp.,
Class
a
A*(b) 8,659 148,848
Plug Power, Inc.*(b) 81,505 131,223
Powell Industries, Inc. 954 161,903
Preformed Line Products Co. 250 32,570
SES AI Corp.* 13,311 8,831
Shoals Technologies Group,
Inc., Class
a
A* 17,145 51,949
SolarMax Technology, Inc.* 3,077 3,569
Solidion Technology, Inc.* 5,086 1,714
Stem, Inc.*(b) 15,516 6,663
Sunrun, Inc.* 22,342 161,979
Thermon Group Holdings, Inc.* 3,408 100,536
TPI Composites, Inc.*(b) 4,711 5,323
Ultralife Corp.* 1,028 6,446
Vicor Corp.* 2,330 147,559
3,336,765
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.* 2,426 5,434
Advanced Energy Industries,
Inc. 3,827 440,756
Aeva Technologies, Inc.* 2,362 8,456
Arlo Technologies, Inc.* 9,993 143,699
Badger Meter, Inc. 3,005 632,042
Bel Fuse, Inc., Class
a
A 176 14,346
Bel Fuse, Inc., Class
a
B 1,056 88,609

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Belden, Inc. 4,144 $ 455,964
Benchmark Electronics, Inc. 3,647 145,734
Climb Global Solutions, Inc. 430 52,714
CTS Corp. 3,078 137,463
Daktronics, Inc.* 4,096 62,505
ePlus, Inc.* 2,688 173,053
Evolv Technologies Holdings,
Inc.* 13,523 47,871
Fabrinet* 3,727 745,586
FARO Technologies, Inc.* 1,990 63,600
Insight Enterprises, Inc.* 2,783 428,248
Itron, Inc.* 4,617 502,745
Kimball Electronics, Inc.* 2,504 45,122
Knowles Corp.* 8,892 147,518
Lightwave Logic, Inc.* 12,272 14,849
Methode Electronics, Inc. 3,603 39,273
MicroVision, Inc.*(b) 21,502 31,178
Mirion Technologies, Inc.,
Class
a
A* 21,114 327,900
Napco Security Technologies,
Inc. 3,596 88,318
nLight, Inc.* 4,758 43,631
Novanta, Inc.* 3,668 530,540
OSI Systems, Inc.* 1,622 334,473
Ouster, Inc.* 4,744 39,138
PAR Technology Corp.* 3,437 236,156
PC Connection, Inc. 1,184 75,539
Plexus Corp.* 2,741 364,334
Powerfleet, Inc.* 9,656 68,075
Richardson Electronics Ltd. 1,256 16,579
Rogers Corp.* 1,920 153,485
Sanmina Corp.* 5,491 449,823
ScanSource, Inc.* 2,440 89,328
SmartRent, Inc., Class
a
A* 19,532 24,220
TTM Technologies, Inc.* 10,320 248,815
Vishay Intertechnology, Inc. 12,912 221,312
Vishay Precision Group, Inc.* 1,225 28,837
7,767,268
Energy Equipment & Services — 1.5%
Archrock, Inc. 17,056 462,559
Aris Water Solutions, Inc.,
Class
a
A 2,739 86,169
Atlas Energy Solutions, Inc.,
Class
a
A(b) 6,945 134,594
Borr Drilling Ltd.(b) 24,230 61,544
Bristow Group, Inc., Class
a
A* 2,512 93,044
Cactus, Inc., Class
a
A 6,813 357,955
ChampionX Corp. 19,500 581,100
Core Laboratories, Inc. 4,798 70,195
DMC Global, Inc.* 2,005 17,002
Drilling Tools International
Corp.*(b) 1,203 3,886
Expro Group Holdings NV* 9,681 115,107
Forum Energy Technologies,
Inc.* 1,199 22,373
Geospace Technologies Corp.* 1,245 10,060
Helix Energy Solutions Group,
Inc.* 14,728 126,955
Helmerich & Payne, Inc. 9,881 261,945
Innovex International, Inc.* 3,497 64,030
Investments
Shares Value
Common Stocks (a) (continued)
Kodiak Gas Services, Inc. 3,327 $ 143,061
Liberty Energy, Inc., Class
a
A 16,182 279,463
Mammoth Energy Services,
Inc.* 2,481 6,078
Nabors Industries Ltd.* 932 37,457
Natural Gas Services Group,
Inc.* 1,097 28,204
Noble Corp. plc 14,112 365,501
NPK International, Inc.* 8,595 52,430
Oceaneering International, Inc.* 10,332 228,234
Oil States International, Inc.* 6,167 33,549
Patterson-UTI Energy, Inc. 39,775 330,530
ProFrac Holding Corp.,
Class
a
A*(b) 2,268 16,307
ProPetro Holding Corp.* 8,878 74,930
Ranger Energy Services, Inc.,
Class
a
A 1,600 26,736
RPC, Inc. 8,687 48,473
SEACOR Marine Holdings, Inc.* 2,491 14,423
Seadrill Ltd.* 7,100 180,837
Select Water Solutions, Inc.,
Class
a
A 9,327 113,137
Solaris Energy Infrastructure,
Inc., Class
a
A 2,570 87,766
TETRA Technologies, Inc.* 12,831 48,630
Tidewater, Inc.* 4,986 227,461
Transocean Ltd.* 74,546 219,911
Valaris Ltd.* 6,302 224,981
5,256,617
Entertainment — 0.4%
AMC Entertainment Holdings,
Inc., Class
a
A* 35,660 117,678
Atlanta Braves Holdings, Inc.,
Class
a
A* 1,045 46,116
Atlanta Braves Holdings, Inc.,
Class
a
C* 5,127 206,977
Cinemark Holdings, Inc.* 11,280 288,881
Eventbrite, Inc., Class
a
A* 8,126 19,827
Golden Matrix Group, Inc.* 2,098 4,406
IMAX Corp.* 4,381 112,154
Lions Gate Entertainment
Corp., Class
a
A*(b) 6,087 60,687
Lions Gate Entertainment
Corp., Class
a
B* 12,722 112,081
LiveOne, Inc.* 7,660 5,932
Madison Square Garden
Entertainment Corp., Class
a
A* 4,045 139,674
Marcus Corp. (The) 2,384 43,723
Playstudios, Inc.* 8,997 14,665
Reservoir Media, Inc.* 1,991 15,589
Sphere Entertainment Co.* 2,779 121,248
Vivid Seats, Inc., Class
a
A* 7,889 32,660
1,342,298
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc. 13,978 45,848
Financial Services — 2.1%
Acacia Research Corp.* 3,858 16,204
Alerus Financial Corp. 2,295 46,749

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
AvidXchange Holdings, Inc.* 17,765 $ 135,014
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,795 118,424
Burford Capital Ltd. 20,481 319,504
Cannae Holdings, Inc. 5,757 115,370
Cantaloupe, Inc.* 5,970 58,625
Cass Information Systems, Inc. 1,384 60,495
Compass Diversified Holdings 6,812 149,115
Enact Holdings, Inc. 2,946 101,283
Essent Group Ltd. 10,667 614,633
EVERTEC, Inc. 6,587 245,959
Federal Agricultural Mortgage
Corp., Class
a
C 933 195,062
Flywire Corp.* 12,343 140,710
HA Sustainable Infrastructure
Capital, Inc. 11,805 339,158
International Money Express,
Inc.* 3,239 49,621
Jackson Financial, Inc., Class
a
A 7,665 702,344
Marqeta, Inc., Class
a
A* 48,475 202,626
Merchants Bancorp(b) 1,848 75,251
Mr Cooper Group, Inc.* 6,448 724,562
NCR Atleos Corp.* 7,376 209,773
NewtekOne, Inc. 2,497 32,436
NMI Holdings, Inc., Class
a
A* 8,020 292,249
Onity Group, Inc.* 659 21,299
Pagseguro Digital Ltd., Class
a
A* 19,275 141,864
Payoneer Global, Inc.* 29,656 253,559
Paysafe Ltd.* 3,293 65,201
Paysign, Inc.* 3,364 8,915
PennyMac Financial Services,
Inc. 2,733 283,275
Priority Technology Holdings,
Inc.* 1,880 20,172
Radian Group, Inc. 15,490 509,776
Remitly Global, Inc.* 15,258 366,192
Repay Holdings Corp., Class
a
A* 8,863 63,902
Sezzle, Inc.* 239 71,487
StoneCo Ltd., Class
a
A* 29,258 270,636
SWK Holdings Corp.* 337 5,729
Velocity Financial, Inc.* 920 17,333
Walker & Dunlop, Inc. 3,286 281,512
Waterstone Financial, Inc. 1,644 23,131
7,349,150
Food Products — 0.7%
Alico, Inc. 725 21,293
B&G Foods, Inc. 7,946 53,079
Beyond Meat, Inc.*(b) 6,105 19,292
BRC, Inc., Class
a
A*(b) 5,402 13,937
Calavo Growers, Inc. 1,707 39,124
Cal-Maine Foods, Inc. 4,191 378,825
Dole plc 7,671 112,227
Forafric Global plc* 563 5,095
Fresh Del Monte Produce, Inc. 3,453 105,282
Hain Celestial Group, Inc. (The)* 9,166 32,814
J & J Snack Foods Corp. 1,560 205,046
John B Sanfilippo & Son, Inc. 917 64,804
Lancaster Colony Corp. 2,001 382,501
Investments
Shares Value
Common Stocks (a) (continued)
Lifeway Foods, Inc.* 461 $ 9,750
Limoneira Co. 1,692 37,292
Mama's Creations, Inc.* 3,363 20,565
Mission Produce, Inc.* 4,442 54,859
Seneca Foods Corp., Class
a
A* 478 38,814
Simply Good Foods Co. (The)* 9,331 352,245
SunOpta, Inc.* 9,648 60,493
TreeHouse Foods, Inc.* 4,823 151,828
Utz Brands, Inc. 6,740 91,799
Vital Farms, Inc.* 3,408 112,839
Westrock Coffee Co.*(b) 3,463 22,094
WK Kellogg Co.(b) 6,705 132,893
2,518,790
Gas Utilities — 0.8%
Brookfield Infrastructure Corp.,
Class
a
A 12,267 491,171
Chesapeake Utilities Corp. 2,259 286,735
New Jersey Resources Corp. 10,041 485,784
Northwest Natural Holding Co. 3,942 161,149
ONE Gas, Inc. 5,757 432,638
RGC Resources, Inc.(b) 843 17,096
Southwest Gas Holdings, Inc. 6,225 467,186
Spire, Inc. 5,808 446,403
2,788,162
Ground Transportation — 0.3%
ArcBest Corp. 2,406 189,521
Covenant Logistics Group, Inc.,
Class
a
A 1,652 41,581
FTAI Infrastructure, Inc. 10,294 60,117
Heartland Express, Inc. 4,768 49,206
Hertz Global Holdings, Inc.* 12,543 52,304
Marten Transport Ltd. 5,936 87,378
PAMT Corp.* 608 7,910
Proficient Auto Logistics, Inc.* 1,601 16,746
RXO, Inc.* 16,300 333,661
Universal Logistics Holdings,
Inc. 696 18,931
Werner Enterprises, Inc. 6,304 205,258
1,062,613
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.* 9,910 19,919
Alphatec Holdings, Inc.* 10,640 133,319
AngioDynamics, Inc.* 3,955 36,742
Artivion, Inc.* 4,057 103,088
AtriCure, Inc.* 4,838 187,424
Avanos Medical, Inc.* 4,641 69,847
Axogen, Inc.* 4,334 86,723
Bioventus, Inc., Class
a
A* 3,919 39,739
Ceribell, Inc.*(b) 1,259 29,259
Cerus Corp.* 18,443 30,431
CONMED Corp. 3,153 186,563
CVRx, Inc.* 1,358 17,600
Embecta Corp. 5,925 79,987
Fractyl Health, Inc.* 3,484 5,435
Glaukos Corp.* 5,001 600,220
Haemonetics Corp.* 5,129 335,950
ICU Medical, Inc.* 2,191 320,609

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Inmode Ltd.* 7,354 $ 137,667
Inogen, Inc.* 2,424 20,192
Integer Holdings Corp.* 3,407 419,742
Integra LifeSciences Holdings
Corp.* 6,914 160,474
iRadimed Corp. 821 44,260
iRhythm Technologies, Inc.* 3,196 352,071
Lantheus Holdings, Inc.* 7,039 660,399
LeMaitre Vascular, Inc. 2,073 190,405
LivaNova plc* 5,575 232,087
Merit Medical Systems, Inc.* 5,850 596,934
Neogen Corp.* 22,300 224,115
NeuroPace, Inc.* 1,418 18,363
Nevro Corp.* 3,755 21,479
Novocure Ltd.* 10,885 207,577
Omnicell, Inc.* 4,664 177,512
OraSure Technologies, Inc.* 7,378 25,675
Orchestra BioMed Holdings,
Inc.* 2,509 11,767
Orthofix Medical, Inc.* 3,506 60,934
OrthoPediatrics Corp.* 1,703 39,544
Paragon 28, Inc.* 4,816 62,801
PROCEPT BioRobotics Corp.* 4,554 293,004
Pulmonx Corp.* 3,872 33,377
Pulse Biosciences, Inc.*(b) 1,871 34,258
RxSight, Inc.* 3,713 105,301
Sanara Medtech, Inc.*(b) 414 14,362
Semler Scientific, Inc.*(b) 486 20,859
SI-BONE, Inc.* 4,210 76,285
Sight Sciences, Inc.* 3,630 9,620
STAAR Surgical Co.* 5,057 88,498
Stereotaxis, Inc.* 5,774 11,894
Surmodics, Inc.* 1,410 46,333
Tactile Systems Technology,
Inc.* 2,418 34,553
Tandem Diabetes Care, Inc.* 6,712 148,604
TransMedics Group, Inc.* 3,348 255,519
Treace Medical Concepts, Inc.* 4,987 44,584
UFP Technologies, Inc.* 741 168,644
Utah Medical Products, Inc. 336 20,029
Varex Imaging Corp.* 3,963 50,964
Zimvie, Inc.* 2,795 37,090
Zynex, Inc.*(b) 1,561 11,255
7,451,886
Health Care Providers & Services — 2.3%
Accolade, Inc.* 7,467 52,045
AdaptHealth Corp., Class
a
A* 10,405 118,409
Addus HomeCare Corp.* 1,782 170,662
agilon health, Inc.* 31,530 98,374
AirSculpt Technologies, Inc.*(b) 1,354 6,140
Alignment Healthcare, Inc.* 10,230 160,509
AMN Healthcare Services, Inc.* 3,874 98,090
Ardent Health Partners, Inc.* 1,254 18,384
Astrana Health, Inc.* 4,404 111,773
Aveanna Healthcare Holdings,
Inc.* 5,341 22,753
BrightSpring Health Services,
Inc.* 5,504 106,117
Brookdale Senior Living, Inc.* 19,564 111,515
Investments
Shares Value
Common Stocks (a) (continued)
Castle Biosciences, Inc.* 2,645 $ 57,344
Community Health Systems,
Inc.* 12,830 38,618
Concentra Group Holdings
Parent, Inc. 11,251 254,048
CorVel Corp.* 2,719 299,824
Cross Country Healthcare, Inc.* 3,317 56,920
DocGo, Inc.* 10,394 32,117
Enhabit, Inc.* 5,089 42,595
Ensign Group, Inc. (The) 5,673 732,668
Fulgent Genetics, Inc.* 2,107 32,553
GeneDx Holdings Corp.,
Class
a
A* 1,306 134,322
Guardant Health, Inc.* 12,063 513,281
HealthEquity, Inc.* 8,771 962,705
Hims & Hers Health, Inc.* 19,397 874,611
InfuSystem Holdings, Inc.* 2,030 16,199
Innovage Holding Corp.* 1,944 6,318
Joint Corp. (The)* 1,113 12,633
LifeStance Health Group, Inc.* 14,256 111,054
ModivCare, Inc.* 1,140 3,762
Nano-X Imaging Ltd.*(b) 5,612 34,738
National HealthCare Corp. 1,276 118,885
National Research Corp. 1,540 22,469
NeoGenomics, Inc.* 13,033 130,200
OPKO Health, Inc.*(b) 33,288 57,921
Option Care Health, Inc.* 17,538 587,523
Owens & Minor, Inc.* 7,710 73,862
PACS Group, Inc.* 3,939 51,325
Patterson Cos., Inc. 8,053 250,770
Pediatrix Medical Group, Inc.* 8,812 130,153
Pennant Group, Inc. (The)* 3,336 75,961
Performant Healthcare, Inc.* 7,227 20,741
Privia Health Group, Inc.* 10,428 260,387
Progyny, Inc.* 8,107 182,651
Quipt Home Medical Corp.* 4,227 11,159
RadNet, Inc.* 6,758 374,866
Select Medical Holdings Corp. 11,065 201,272
Sonida Senior Living, Inc.*(b) 481 11,688
Surgery Partners, Inc.* 7,849 189,004
Talkspace, Inc.* 12,564 35,933
US Physical Therapy, Inc. 1,528 123,799
Viemed Healthcare, Inc.* 3,506 27,487
8,229,137
Health Care REITs — 0.6%
American Healthcare REIT, Inc. 15,542 462,996
CareTrust REIT, Inc. 18,981 491,038
Community Healthcare Trust,
Inc., REIT 2,779 52,078
Diversified Healthcare Trust,
REIT 22,323 63,174
Global Medical REIT, Inc. 6,210 54,648
LTC Properties, Inc., REIT 4,570 159,447
National Health Investors, Inc.,
REIT 4,277 306,533
Sabra Health Care REIT, Inc. 24,175 401,547
Strawberry Fields REIT, Inc. 634 7,431

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Realty Income
Trust, REIT 1,314 $ 52,455
2,051,347
Health Care Technology — 0.3%
Definitive Healthcare Corp.,
Class
a
A* 5,449 17,600
Evolent Health, Inc., Class
a
A* 11,798 106,064
Health Catalyst, Inc.* 6,116 28,562
HealthStream, Inc. 2,490 84,087
LifeMD, Inc.* 3,734 19,641
OptimizeRx Corp.* 1,796 9,303
Phreesia, Inc.* 5,656 150,110
Schrodinger, Inc.* 5,683 126,788
Simulations Plus, Inc. 1,624 47,064
Teladoc Health, Inc.* 17,593 168,189
Waystar Holding Corp.* 6,502 282,642
1,040,050
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. 23,302 345,103
Braemar Hotels & Resorts, Inc.,
REIT 6,737 19,335
Chatham Lodging Trust, REIT 4,922 39,770
DiamondRock Hospitality Co.,
REIT 21,146 174,032
Pebblebrook Hotel Trust, REIT 12,207 150,756
RLJ Lodging Trust, REIT 15,577 144,243
Ryman Hospitality Properties,
Inc., REIT 5,995 592,845
Service Properties Trust, REIT 16,861 50,246
Summit Hotel Properties, Inc.,
REIT 10,727 69,404
Sunstone Hotel Investors, Inc.,
REIT 20,790 217,879
Xenia Hotels & Resorts, Inc.,
REIT 10,422 140,072
1,943,685
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc.,
Class
a
A* 5,282 56,887
Biglari Holdings, Inc., Class
a
B* 73 17,894
BJ's Restaurants, Inc.* 1,937 73,858
Bloomin' Brands, Inc. 7,876 73,877
Brinker International, Inc.* 4,504 742,394
Cheesecake Factory, Inc. (The)
(b) 4,934 266,584
Cracker Barrel Old Country
Store, Inc. 2,261 102,401
Dave & Buster's Entertainment,
Inc.* 3,305 69,041
Denny's Corp.* 5,153 25,610
Despegar.com Corp.* 6,285 120,798
Dine Brands Global, Inc. 1,557 39,050
El Pollo Loco Holdings, Inc.* 2,639 29,755
Everi Holdings, Inc.* 8,291 114,167
First Watch Restaurant Group,
Inc.* 3,103 66,156
Full House Resorts, Inc.* 3,352 16,123
Global Business Travel Group I* 12,827 106,592
Investments
Shares Value
Common Stocks (a) (continued)
Golden Entertainment, Inc. 2,019 $ 62,771
Hilton Grand Vacations, Inc.* 7,306 313,427
Inspired Entertainment, Inc.* 2,243 24,180
International Game Technology
plc 11,629 206,182
Jack in the Box, Inc. 1,964 75,496
Krispy Kreme, Inc. 8,745 54,306
Kura Sushi USA, Inc., Class
a
A* 604 37,569
Life Time Group Holdings, Inc.* 6,329 192,781
Lindblad Expeditions Holdings,
Inc.* 3,682 41,128
Monarch Casino & Resort, Inc. 1,311 120,061
Nathan's Famous, Inc. 286 29,146
ONE Group Hospitality, Inc.
(The)* 2,129 6,941
Papa John's International, Inc. 3,401 154,235
PlayAGS, Inc.* 4,018 48,698
Portillo's, Inc., Class
a
A* 5,522 77,142
Potbelly Corp.* 2,805 35,764
RCI Hospitality Holdings, Inc. 856 42,603
Red Rock Resorts, Inc., Class
a
A 5,028 251,249
Rush Street Interactive, Inc.* 7,770 90,598
Sabre Corp.* 39,075 161,380
Shake Shack, Inc., Class
a
A* 3,887 422,128
Six Flags Entertainment Corp. 9,484 417,012
Super Group SGHC Ltd. 15,315 115,016
Sweetgreen, Inc., Class
a
A* 10,238 233,017
Target Hospitality Corp.* 3,368 18,895
United Parks & Resorts, Inc.* 3,340 168,670
Vacasa, Inc., Class
a
A*(b) 972 4,977
Xponential Fitness, Inc.,
Class
a
A* 2,492 32,919
5,359,478
Household Durables — 1.5%
Beazer Homes USA, Inc.* 2,986 66,588
Cavco Industries, Inc.* 846 443,752
Century Communities, Inc. 2,858 198,431
Champion Homes, Inc.* 5,484 562,110
Cricut, Inc., Class
a
A 4,801 25,925
Dream Finders Homes, Inc.,
Class
a
A*(b) 2,860 68,383
Ethan Allen Interiors, Inc. 2,336 66,576
Flexsteel Industries, Inc. 477 21,460
GoPro, Inc., Class
a
A* 12,791 9,547
Green Brick Partners, Inc.* 3,181 190,001
Hamilton Beach Brands Holding
Co., Class
a
A 836 16,294
Helen of Troy Ltd.* 2,329 128,165
Hooker Furnishings Corp. 1,085 14,181
Hovnanian Enterprises, Inc.,
Class
a
A* 507 51,567
Installed Building Products, Inc. 2,451 420,101
iRobot Corp.* 3,057 22,224
KB Home 6,646 405,406
Landsea Homes Corp.* 1,839 13,094
La-Z-Boy, Inc. 4,326 195,708
Legacy Housing Corp.* 1,146 28,295
LGI Homes, Inc.* 2,136 156,847
Lifetime Brands, Inc. 1,270 6,337

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Lovesac Co. (The)* 1,451 $ 30,399
M/I Homes, Inc.* 2,723 318,945
Meritage Homes Corp. 7,343 532,147
Purple Innovation, Inc., Class
a
A* 5,812 4,936
Sonos, Inc.* 12,309 162,725
Taylor Morrison Home Corp.,
Class
a
A* 10,459 644,693
Traeger, Inc.* 3,532 8,194
Tri Pointe Homes, Inc.* 9,423 298,332
United Homes Group, Inc.* 536 1,994
5,113,357
Household Products — 0.2%
Central Garden & Pet Co.* 984 34,725
Central Garden & Pet Co.,
Class
a
A* 5,327 167,694
Energizer Holdings, Inc. 7,350 225,866
Oil-Dri Corp. of America 1,000 44,110
WD-40 Co. 1,392 332,159
804,554
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class
a
A* 7,755 38,232
Montauk Renewables, Inc.* 6,745 23,136
Ormat Technologies, Inc. 5,899 411,986
Sunnova Energy International,
Inc.*(b) 11,100 18,426
491,780
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 2,653 73,170
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 6,672 26,288
Innovative Industrial Properties,
Inc., REIT 2,882 207,360
LXP Industrial Trust, REIT 29,709 266,192
Plymouth Industrial REIT, Inc. 4,099 71,077
Terreno Realty Corp., REIT 9,765 662,262
1,233,179
Insurance — 1.6%
Ambac Financial Group, Inc.* 4,654 45,190
American Coastal Insurance
Corp. 2,469 29,974
AMERISAFE, Inc. 1,947 100,193
Baldwin Insurance Group, Inc.
(The), Class
a
A* 6,813 280,287
Bowhead Specialty Holdings,
Inc.* 1,190 40,020
CNO Financial Group, Inc. 10,765 448,793
Crawford & Co., Class
a
A 1,551 19,046
Donegal Group, Inc., Class
a
A 1,580 27,634
Employers Holdings, Inc. 2,525 130,795
Enstar Group Ltd.* 1,295 430,976
F&G Annuities & Life, Inc. 1,901 80,945
Fidelis Insurance Holdings Ltd. 5,250 77,228
Investments
Shares Value
Common Stocks (a) (continued)
Genworth Financial, Inc.,
Class
a
A* 44,004 $ 305,828
GoHealth, Inc., Class
a
A* 468 6,781
Goosehead Insurance, Inc.,
Class
a
A 2,298 283,137
Greenlight Capital Re Ltd.,
Class
a
A* 2,822 39,310
Hamilton Insurance Group Ltd.,
Class
a
B* 4,046 79,140
HCI Group, Inc. 846 111,384
Heritage Insurance Holdings,
Inc.* 2,337 27,460
Hippo Holdings, Inc.* 2,056 59,069
Horace Mann Educators Corp. 4,204 177,955
Investors Title Co. 147 34,883
James River Group Holdings
Ltd. 3,832 18,968
Kingsway Financial Services,
Inc.* 1,299 10,093
Lemonade, Inc.* 5,333 193,855
Maiden Holdings Ltd.* 8,996 8,687
MBIA, Inc.* 4,560 27,679
Mercury General Corp. 2,737 147,606
NI Holdings, Inc.* 797 11,349
Oscar Health, Inc., Class
a
A* 20,359 297,445
Palomar Holdings, Inc.* 2,629 338,247
ProAssurance Corp.* 5,207 81,437
Root, Inc., Class
a
A* 883 119,355
Safety Insurance Group, Inc. 1,500 114,210
Selective Insurance Group, Inc. 6,218 535,028
Selectquote, Inc.* 13,880 63,293
SiriusPoint Ltd.* 9,609 147,402
Skyward Specialty Insurance
Group, Inc.* 3,796 197,468
Stewart Information Services
Corp. 2,766 196,939
Tiptree, Inc., Class
a
A 2,575 58,272
Trupanion, Inc.* 3,368 116,331
United Fire Group, Inc. 2,144 60,182
Universal Insurance Holdings,
Inc. 2,407 53,387
5,633,261
Interactive Media & Services — 0.4%
Bumble, Inc., Class
a
A* 9,819 51,059
Cargurus, Inc., Class
a
A* 8,865 285,364
Cars.com, Inc.* 6,733 88,875
EverQuote, Inc., Class
a
A* 2,568 69,028
fuboTV, Inc.* 32,959 99,866
Getty Images Holdings, Inc.*(b) 10,252 21,939
Grindr, Inc.* 2,509 46,040
MediaAlpha, Inc., Class
a
A* 3,052 28,353
Nextdoor Holdings, Inc.* 17,602 31,155
Outbrain, Inc.* 4,000 19,820
QuinStreet, Inc.* 5,503 107,749
Shutterstock, Inc. 2,486 53,424
System1, Inc.*(b) 2,420 1,283
TrueCar, Inc.* 8,753 20,394
Vimeo, Inc.* 14,848 87,455
Webtoon Entertainment, Inc.*(b) 1,566 14,157
Yelp, Inc., Class
a
A* 6,612 226,858

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Ziff Davis, Inc.* 4,510 $ 185,181
ZipRecruiter, Inc., Class
a
A* 7,336 41,082
1,479,082
IT Services — 0.4%
Applied Digital Corp.*(b) 19,597 156,776
ASGN, Inc.* 4,415 297,483
Backblaze, Inc., Class
a
A* 4,079 26,677
BigBear.ai Holdings, Inc.* 10,552 54,448
BigCommerce Holdings, Inc.,
Series 1* 7,296 51,656
Couchbase, Inc.* 4,065 71,747
DigitalOcean Holdings, Inc.* 6,708 287,438
Fastly, Inc., Class
a
A* 13,361 90,988
Grid Dynamics Holdings, Inc.* 5,839 109,890
Hackett Group, Inc. (The) 2,583 78,472
Information Services Group,
Inc. 3,640 11,393
Rackspace Technology, Inc.* 6,904 16,362
Tucows, Inc., Class
a
A* 815 16,194
Unisys Corp.* 6,725 28,985
1,298,509
Leisure Products — 0.3%
Acushnet Holdings Corp. 2,893 186,020
AMMO, Inc.* 9,167 14,667
Clarus Corp. 3,117 14,338
Escalade, Inc. 1,023 15,580
Funko, Inc., Class
a
A* 3,194 39,350
JAKKS Pacific, Inc.* 830 22,476
Johnson Outdoors, Inc.,
Class
a
A 486 13,074
Latham Group, Inc.* 4,141 24,473
Malibu Boats, Inc., Class
a
A* 2,000 66,760
Marine Products Corp. 897 7,714
MasterCraft Boat Holdings,
Inc.* 1,675 29,447
Peloton Interactive, Inc.,
Class
a
A* 36,000 271,080
Smith & Wesson Brands, Inc. 4,578 49,717
Solo Brands, Inc., Class
a
A* 2,877 2,147
Sturm Ruger & Co., Inc. 1,679 66,253
Topgolf Callaway Brands Corp.* 14,497 94,666
917,762
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 11,838 97,782
Akoya Biosciences, Inc.*(b) 2,714 4,424
BioLife Solutions, Inc.* 3,683 88,392
ChromaDex Corp.* 5,061 28,544
Codexis, Inc.* 8,234 25,031
Conduit Pharmaceuticals,
Inc.*(b) 57 68
CryoPort, Inc.* 4,446 24,764
Cytek Biosciences, Inc.* 12,405 55,698
Harvard Bioscience, Inc.* 4,163 3,512
Lifecore Biomedical, Inc.* 2,309 13,485
Maravai LifeSciences Holdings,
Inc., Class
a
A* 11,288 36,347
Investments
Shares Value
Common Stocks (a) (continued)
MaxCyte, Inc.* 10,693 $ 35,715
Mesa Laboratories, Inc. 526 73,314
Nautilus Biotechnology, Inc.,
Class
a
A* 4,980 6,474
OmniAb, Inc.* 9,432 32,823
Pacific Biosciences of
California, Inc.*(b) 27,958 40,539
Quanterix Corp.* 3,671 27,863
Quantum-Si, Inc.*(b) 10,235 14,124
Standard BioTools, Inc.* 30,148 32,108
641,007
Machinery — 3.1%
374Water, Inc.*(b) 6,678 2,291
3D Systems Corp.* 13,020 44,138
Alamo Group, Inc. 1,046 183,029
Albany International Corp.,
Class
a
A 3,191 244,335
Astec Industries, Inc. 2,331 82,937
Atmus Filtration Technologies,
Inc. 8,565 340,887
Blue Bird Corp.* 3,287 115,505
Chart Industries, Inc.* 4,393 837,086
Columbus McKinnon Corp. 2,904 50,617
Commercial Vehicle Group,
Inc.* 3,426 7,126
Douglas Dynamics, Inc. 2,318 62,679
Eastern Co. (The) 531 14,921
Energy Recovery, Inc.* 5,804 86,828
Enerpac Tool Group Corp.,
Class
a
A 5,557 257,122
Enpro, Inc. 2,146 390,744
ESCO Technologies, Inc. 2,647 436,437
Federal Signal Corp. 6,146 499,547
Franklin Electric Co., Inc. 4,631 473,057
Gencor Industries, Inc.* 1,051 13,705
Gorman-Rupp Co. (The) 2,142 81,696
Graham Corp.* 1,046 35,386
Greenbrier Cos., Inc. (The) 3,135 176,187
Helios Technologies, Inc. 3,400 134,130
Hillenbrand, Inc. 7,180 214,682
Hillman Solutions Corp.* 20,087 196,049
Hyliion Holdings Corp.* 14,257 24,094
Hyster-Yale, Inc. 1,170 59,459
JBT Marel Corp. 4,794 632,808
Kadant, Inc. 1,199 449,002
Kennametal, Inc. 7,958 176,111
L B Foster Co., Class
a
A* 927 25,446
Lindsay Corp. 1,108 146,389
Luxfer Holdings plc 2,732 33,330
Manitowoc Co., Inc. (The)* 3,522 36,453
Mayville Engineering Co., Inc.* 1,317 19,689
Miller Industries, Inc. 1,135 65,739
Mueller Industries, Inc. 11,423 915,896
Mueller Water Products, Inc.,
Class
a
A 15,880 409,069
NN, Inc.* 4,755 14,503
Omega Flex, Inc. 364 12,962
Park-Ohio Holdings Corp. 919 22,240
Proto Labs, Inc.* 2,578 102,811

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
REV Group, Inc. 5,248 $ 160,064
Shyft Group, Inc. (The) 3,452 34,589
SPX Technologies, Inc.* 4,601 670,136
Standex International Corp. 1,190 221,316
Taylor Devices, Inc.* 295 9,903
Tennant Co. 1,938 167,753
Terex Corp. 6,811 277,208
Titan International, Inc.* 5,135 43,750
Trinity Industries, Inc. 8,354 259,726
Twin Disc, Inc. 1,141 9,835
Wabash National Corp. 4,392 51,430
Watts Water Technologies, Inc.,
Class
a
A 2,798 600,395
Worthington Enterprises, Inc. 3,216 135,040
10,768,267
Marine Transportation — 0.2%
Costamare, Inc. 4,389 44,680
Genco Shipping & Trading Ltd. 4,312 61,575
Golden Ocean Group Ltd. 12,438 120,649
Himalaya Shipping Ltd. 3,039 16,563
Matson, Inc. 3,346 482,058
Pangaea Logistics Solutions
Ltd. 3,203 16,399
Safe Bulkers, Inc. 6,171 23,080
765,004
Media — 0.6%
Advantage Solutions, Inc.* 10,822 27,163
AMC Networks, Inc., Class
a
A* 3,260 23,798
Boston Omaha Corp., Class
a
A* 2,519 35,871
Cable One, Inc. 578 150,384
Cardlytics, Inc.*(b) 4,244 11,162
Clear Channel Outdoor
Holdings, Inc.* 36,048 45,060
EchoStar Corp., Class
a
A* 12,441 388,532
Emerald Holding, Inc.(b) 1,553 6,383
Entravision Communications
Corp., Class
a
A 6,284 14,013
EW Scripps Co. (The), Class
a
A* 6,267 10,153
Gambling.com Group Ltd.* 1,770 25,169
Gannett Co., Inc.* 14,508 58,612
Gray Media, Inc. 8,745 32,881
Ibotta, Inc., Class
a
A* 1,597 53,324
iHeartMedia, Inc., Class
a
A* 10,737 19,005
Integral Ad Science Holding
Corp.* 7,460 78,479
John Wiley & Sons, Inc.,
Class
a
A 4,078 162,631
Magnite, Inc.* 12,860 202,802
National CineMedia, Inc.* 7,116 47,606
PubMatic, Inc., Class
a
A* 4,273 45,422
Scholastic Corp. 2,372 51,923
Sinclair, Inc. 3,272 47,509
Stagwell, Inc., Class
a
A* 8,792 57,060
TechTarget, Inc.* 2,703 39,653
TEGNA, Inc. 16,924 308,017
Thryv Holdings, Inc.* 3,817 65,805
Townsquare Media, Inc.,
Class
a
A 1,377 11,760
Investments
Shares Value
Common Stocks (a) (continued)
WideOpenWest, Inc.* 5,109 $ 25,187
2,045,364
Metals & Mining — 1.2%
Alpha Metallurgical Resources,
Inc.* 1,123 154,435
Caledonia Mining Corp. plc 1,680 16,918
Carpenter Technology Corp. 4,866 1,007,603
Century Aluminum Co.* 5,396 102,254
Coeur Mining, Inc.* 64,054 329,878
Commercial Metals Co. 11,646 564,132
Compass Minerals
International, Inc. 3,531 36,864
Constellium SE, Class
a
A* 13,237 150,637
Contango ORE, Inc.* 1,066 9,978
Critical Metals Corp.* 829 1,583
Dakota Gold Corp.*(b) 7,162 21,701
Hecla Mining Co. 60,043 308,021
i-80 Gold Corp.* 32,360 25,043
Ivanhoe Electric, Inc.* 8,543 53,052
Kaiser Aluminum Corp. 1,633 115,551
Lifezone Metals Ltd.*(b) 3,733 20,084
MAC Copper Ltd., Class
a
A* 5,506 55,445
Materion Corp. 2,106 192,404
Metallus, Inc.* 4,375 63,175
Novagold Resources, Inc.* 24,930 74,790
Olympic Steel, Inc. 1,011 33,585
Perpetua Resources Corp.* 3,937 33,780
Piedmont Lithium, Inc.* 1,848 13,121
Radius Recycling, Inc., Class
a
A 2,690 37,203
Ramaco Resources, Inc.,
Class
a
A 2,679 23,950
Ramaco Resources, Inc.,
Class
a
B 553 4,894
Ryerson Holding Corp. 2,756 69,396
SSR Mining, Inc.* 20,742 207,213
SunCoke Energy, Inc. 8,563 77,666
Tredegar Corp.* 2,718 21,173
Warrior Met Coal, Inc. 5,300 255,142
Worthington Steel, Inc. 3,326 88,704
4,169,375
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Advanced Flower Capital, Inc. 1,730 14,757
AG Mortgage Investment Trust,
Inc. 2,941 22,263
Angel Oak Mortgage REIT, Inc. 1,214 12,104
Apollo Commercial Real Estate
Finance, Inc. 14,163 143,471
Arbor Realty Trust, Inc.(b) 18,822 232,263
Ares Commercial Real Estate
Corp.(b) 5,459 26,694
ARMOUR Residential REIT, Inc. 5,735 109,252
Blackstone Mortgage Trust,
Inc., Class
a
A 17,748 368,803
BrightSpire Capital, Inc.,
Class
a
A 13,204 82,261
Chicago Atlantic Real Estate
Finance, Inc. 1,776 28,594
Chimera Investment Corp. 8,233 117,156
Claros Mortgage Trust, Inc. 8,823 20,558

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Dynex Capital, Inc. 8,070 $ 113,545
Ellington Financial, Inc. 8,627 123,797
Franklin BSP Realty Trust, Inc. 8,391 113,698
Granite Point Mortgage Trust,
Inc. 5,145 15,229
Invesco Mortgage Capital, Inc. 5,645 49,620
KKR Real Estate Finance Trust,
Inc. 6,008 66,629
Ladder Capital Corp., Class
a
A 11,602 137,716
MFA Financial, Inc. 10,464 111,337
New York Mortgage Trust, Inc. 9,275 65,018
Nexpoint Real Estate Finance,
Inc. 835 13,736
Orchid Island Capital, Inc. 8,044 68,776
PennyMac Mortgage
Investment Trust 8,883 130,136
Ready Capital Corp. 16,516 114,456
Redwood Trust, Inc. 13,458 89,899
Seven Hills Realty Trust 1,307 16,847
Sunrise Realty Trust, Inc. 578 7,040
TPG RE Finance Trust, Inc. 6,095 52,600
Two Harbors Investment Corp. 10,613 150,492
2,618,747
Multi-Utilities — 0.3%
Avista Corp. 8,002 319,840
Black Hills Corp. 7,163 438,232
Northwestern Energy Group,
Inc. 6,302 352,471
Unitil Corp. 1,631 91,499
1,202,042
Office REITs — 0.5%
Brandywine Realty Trust, REIT 17,323 87,481
City Office REIT, Inc. 3,984 20,956
COPT Defense Properties, REIT 11,508 311,061
Douglas Emmett, Inc., REIT 16,506 285,554
Easterly Government
Properties, Inc., Class
a
A, REIT 9,921 111,810
Franklin Street Properties
Corp., REIT 9,968 18,740
JBG SMITH Properties, REIT 8,336 127,874
NET Lease Office Properties,
REIT* 1,519 49,276
Orion Office REIT, Inc. 5,739 23,645
Paramount Group, Inc., REIT 18,858 85,050
Peakstone Realty Trust, REIT 3,732 42,321
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 12,619 95,778
Postal Realty Trust, Inc.,
Class
a
A, REIT 2,245 31,273
SL Green Realty Corp., REIT 7,204 464,946
1,755,765
Oil, Gas & Consumable Fuels — 2.2%
Aemetis, Inc.*(b) 3,702 6,664
Amplify Energy Corp.* 4,007 19,434
Ardmore Shipping Corp. 4,238 38,396
Berry Corp. 7,830 31,868
BKV Corp.* 1,471 29,700
Investments
Shares Value
Common Stocks (a) (continued)
California Resources Corp. 7,052 $ 314,660
Centrus Energy Corp., Class
a
A* 1,480 134,280
Clean Energy Fuels Corp.* 17,449 35,596
CNX Resources Corp.* 14,917 431,101
Comstock Resources, Inc.* 9,444 169,803
Core Natural Resources, Inc. 5,439 403,846
Crescent Energy Co., Class
a
A 16,611 209,631
CVR Energy, Inc. 3,492 64,323
Delek US Holdings, Inc. 6,482 105,655
DHT Holdings, Inc. 13,796 142,651
Diversified Energy Co. plc(c) 4,803 63,928
Dorian LPG Ltd. 3,717 75,678
Empire Petroleum Corp.* 1,526 10,529
Encore Energy Corp.* 18,558 46,766
Energy Fuels, Inc.* 19,166 78,964
Evolution Petroleum Corp. 3,132 15,785
Excelerate Energy, Inc., Class
a
A 1,749 53,659
FLEX LNG Ltd. 3,121 68,662
FutureFuel Corp. 2,669 12,064
Golar LNG Ltd. 10,115 387,809
Granite Ridge Resources, Inc. 5,382 31,592
Green Plains, Inc.* 6,514 38,237
Gulfport Energy Corp.* 1,324 224,815
Hallador Energy Co.* 2,585 24,971
HighPeak Energy, Inc.(b) 1,487 19,212
International Seaways, Inc. 4,183 139,419
Kinetik Holdings, Inc., Class
a
A 3,911 228,168
Kosmos Energy Ltd.* 47,819 134,371
Magnolia Oil & Gas Corp.,
Class
a
A 17,702 414,404
Murphy Oil Corp. 14,661 388,370
NACCO Industries, Inc.,
Class
a
A 416 13,428
NextDecade Corp.* 11,817 97,136
Nordic American Tankers Ltd. 20,833 51,041
Northern Oil & Gas, Inc. 10,140 319,410
Par Pacific Holdings, Inc.* 5,558 79,868
PBF Energy, Inc., Class
a
A 10,255 219,765
Peabody Energy Corp. 12,929 178,291
Prairie Operating Co.* 430 3,113
PrimeEnergy Resources Corp.* 67 13,125
REX American Resources
Corp.* 1,575 60,827
Riley Exploration Permian, Inc. 1,161 36,641
Ring Energy, Inc.* 15,145 19,386
Sable Offshore Corp.* 5,157 146,304
SandRidge Energy, Inc. 3,289 38,481
Scorpio Tankers, Inc. 4,556 181,557
SFL Corp. Ltd. 13,350 120,551
Sitio Royalties Corp., Class
a
A 8,255 165,100
SM Energy Co. 11,694 382,511
Talos Energy, Inc.* 14,817 133,353
Teekay Corp. Ltd. 5,617 36,735
Teekay Tankers Ltd., Class
a
A 2,454 92,614
Uranium Energy Corp.* 40,773 228,329
Ur-Energy, Inc.* 36,155 34,637
VAALCO Energy, Inc. 10,647 42,588
Verde Clean Fuels, Inc.* 340 1,404
Vital Energy, Inc.* 2,922 78,047
Vitesse Energy, Inc. 2,557 65,740

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
W&T Offshore, Inc. 10,080 $ 16,834
World Kinect Corp. 5,836 174,730
7,626,557
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,659 43,383
Sylvamo Corp. 3,556 252,831
296,214
Passenger Airlines — 0.3%
Allegiant Travel Co. 1,584 116,424
Blade Air Mobility, Inc.* 5,930 20,043
Frontier Group Holdings, Inc.* 4,311 31,039
JetBlue Airways Corp.* 31,928 208,171
Joby Aviation, Inc.*(b) 44,172 309,204
SkyWest, Inc.* 4,050 400,585
Sun Country Airlines Holdings,
Inc.* 4,037 65,036
Wheels Up Experience, Inc.*(b) 9,165 11,090
1,161,592
Personal Care Products — 0.2%
Beauty Health Co. (The)* 7,606 11,181
Edgewell Personal Care Co. 4,967 156,312
Herbalife Ltd.* 10,318 85,639
Honest Co., Inc. (The)* 8,443 45,592
Interparfums, Inc. 1,863 258,808
Medifast, Inc.* 1,102 15,825
Nature's Sunshine Products,
Inc.* 1,295 18,868
Nu Skin Enterprises, Inc.,
Class
a
A 5,071 40,162
Olaplex Holdings, Inc.* 14,173 20,551
USANA Health Sciences, Inc.* 1,165 34,472
Veru, Inc.* 13,500 7,016
Waldencast plc, Class
a
A*(b) 2,538 8,274
702,700
Pharmaceuticals — 1.3%
Alto Neuroscience, Inc.*(b) 2,182 6,110
Alumis, Inc.*(b) 1,431 6,654
Amneal Pharmaceuticals, Inc.* 16,266 141,026
Amphastar Pharmaceuticals,
Inc.* 3,932 111,787
ANI Pharmaceuticals, Inc.* 1,891 117,034
Aquestive Therapeutics, Inc.*(b) 7,591 21,255
Arvinas, Inc.* 6,566 116,218
Atea Pharmaceuticals, Inc.* 7,886 23,895
Avadel Pharmaceuticals plc,
ADR* 9,446 74,718
Axsome Therapeutics, Inc.* 3,763 479,933
BioAge Labs, Inc.* 1,240 5,741
Biote Corp., Class
a
A* 2,767 12,092
Cassava Sciences, Inc.* 4,150 9,960
Collegium Pharmaceutical, Inc.* 3,279 95,255
Contineum Therapeutics, Inc.,
Class
a
A* 1,072 7,547
Corcept Therapeutics, Inc.* 8,259 500,330
CorMedix, Inc.* 6,195 64,180
Edgewise Therapeutics, Inc.* 7,419 194,155
Investments
Shares Value
Common Stocks (a) (continued)
Enliven Therapeutics, Inc.* 3,598 $ 74,946
Esperion Therapeutics, Inc.*(b) 19,312 32,830
Evolus, Inc.* 5,648 82,404
EyePoint Pharmaceuticals, Inc.* 6,681 41,890
Fulcrum Therapeutics, Inc.* 6,340 22,761
Harmony Biosciences Holdings,
Inc.* 3,895 131,846
Harrow, Inc.* 3,122 87,666
Innoviva, Inc.* 5,656 101,355
Ligand Pharmaceuticals, Inc.* 1,770 216,347
Liquidia Corp.* 6,480 100,375
Lyra Therapeutics, Inc.* 4,945 1,058
MBX Biosciences, Inc.*(b) 1,150 11,040
MediWound Ltd.*(b) 801 13,297
Mind Medicine MindMed, Inc.* 8,236 55,346
Nektar Therapeutics, Class
a
A* 18,246 15,327
Neumora Therapeutics, Inc.* 8,597 13,411
Nuvation Bio, Inc.* 18,530 36,504
Ocular Therapeutix, Inc.* 15,904 113,555
Omeros Corp.* 5,717 48,080
Pacira BioSciences, Inc.* 4,684 112,650
Phathom Pharmaceuticals, Inc.* 4,010 22,135
Phibro Animal Health Corp.,
Class
a
A 2,087 47,458
Pliant Therapeutics, Inc.* 5,824 20,035
Prestige Consumer Healthcare,
Inc.* 5,064 429,174
Rapport Therapeutics, Inc.*(b) 949 9,518
Scilex Holding Co.* 4,873 1,150
scPharmaceuticals, Inc.*(b) 4,026 13,205
Septerna, Inc.*(b) 1,899 12,287
SIGA Technologies, Inc. 4,734 25,990
Supernus Pharmaceuticals,
Inc.* 5,128 164,404
Tarsus Pharmaceuticals, Inc.* 3,760 167,245
Telomir Pharmaceuticals, Inc.* 1,976 7,904
Terns Pharmaceuticals, Inc.* 7,184 26,509
Theravance Biopharma, Inc.* 3,753 35,091
Third Harmonic Bio, Inc.* 2,027 6,993
Trevi Therapeutics, Inc.* 6,186 27,961
Ventyx Biosciences, Inc.* 6,211 9,813
Verrica Pharmaceuticals, Inc.* 1,934 1,255
WaVe Life Sciences Ltd.* 9,420 99,569
Xeris Biopharma Holdings, Inc.* 14,331 54,888
Zevra Therapeutics, Inc.* 5,406 43,302
4,526,464
Professional Services — 1.7%
Alight, Inc., Class
a
A 42,895 292,973
Asure Software, Inc.* 2,485 26,068
Barrett Business Services, Inc. 2,619 105,415
BlackSky Technology, Inc.*(b) 2,568 37,159
CBIZ, Inc.* 4,898 382,877
Conduent, Inc.* 16,163 57,217
CRA International, Inc. 675 130,376
CSG Systems International, Inc. 3,024 194,443
DLH Holdings Corp.* 867 4,387
ExlService Holdings, Inc.* 16,059 778,059
Exponent, Inc. 5,167 437,438
First Advantage Corp.* 6,123 91,600

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
FiscalNote Holdings, Inc.* 6,412 $ 7,887
Forrester Research, Inc.* 1,198 13,274
Franklin Covey Co.* 1,149 36,745
Heidrick & Struggles
International, Inc. 2,056 84,275
HireQuest, Inc. 565 8,565
Huron Consulting Group, Inc.* 1,796 273,818
IBEX Holdings Ltd.* 875 22,146
ICF International, Inc. 1,907 151,149
Innodata, Inc.* 2,765 145,771
Insperity, Inc. 3,670 322,850
Kelly Services, Inc., Class
a
A 3,167 42,660
Kforce, Inc. 1,865 93,474
Korn Ferry 5,308 348,470
Legalzoom.com, Inc.* 13,098 133,076
Maximus, Inc. 6,148 400,850
Mistras Group, Inc.* 2,144 21,097
NV5 Global, Inc.* 5,839 105,394
Planet Labs PBC* 22,057 101,903
Resources Connection, Inc. 3,422 24,912
Spire Global, Inc.* 2,278 25,992
TriNet Group, Inc. 3,266 240,737
TrueBlue, Inc.* 2,978 18,702
TTEC Holdings, Inc. 2,001 6,763
Upwork, Inc.* 12,736 202,884
Verra Mobility Corp., Class
a
A* 16,842 385,513
Willdan Group, Inc.* 1,304 42,641
WNS Holdings Ltd.* 4,390 249,659
6,049,219
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.* 154 2,372
Anywhere Real Estate, Inc.* 10,029 34,801
Compass, Inc., Class
a
A* 37,266 335,021
Cushman & Wakefield plc* 23,404 278,274
eXp World Holdings, Inc.(b) 8,376 84,681
Forestar Group, Inc.* 1,944 42,865
FRP Holdings, Inc.* 1,362 42,740
Kennedy-Wilson Holdings, Inc. 11,623 112,859
Marcus & Millichap, Inc. 2,399 92,313
Maui Land & Pineapple Co.,
Inc.* 778 15,140
Newmark Group, Inc., Class
a
A 13,458 197,429
Offerpad Solutions, Inc.* 1,066 2,111
Opendoor Technologies, Inc.*(b) 64,382 86,272
RE/MAX Holdings, Inc.,
Class
a
A* 1,829 16,241
Real Brokerage, Inc. (The)* 10,270 52,993
Redfin Corp.* 12,217 81,487
RMR Group, Inc. (The), Class
a
A 1,581 28,806
St Joe Co. (The) 3,685 176,769
Star Holdings* 1,323 12,238
Stratus Properties, Inc.* 573 10,589
Tejon Ranch Co.* 2,138 32,840
Transcontinental Realty
Investors, Inc.* 127 3,658
1,742,499
Investments
Shares Value
Common Stocks (a) (continued)
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT 14,217 $ 128,664
BRT Apartments Corp., REIT 1,150 20,746
Centerspace, REIT 1,692 111,993
Clipper Realty, Inc., REIT 1,214 5,682
Elme Communities, REIT 8,996 156,440
Independence Realty Trust,
Inc., REIT 23,088 503,318
NexPoint Residential Trust, Inc.,
REIT 2,314 98,461
UMH Properties, Inc., REIT 7,391 139,912
Veris Residential, Inc., REIT 8,020 135,779
1,300,995
Retail REITs — 1.0%
Acadia Realty Trust, REIT 11,976 276,167
Alexander's, Inc., REIT 220 47,155
CBL & Associates Properties,
Inc., REIT 2,236 69,718
Curbline Properties Corp., REIT 9,708 239,108
FrontView REIT, Inc. 1,475 25,223
Getty Realty Corp., REIT 5,155 161,867
InvenTrust Properties Corp.,
REIT 7,923 235,947
Kite Realty Group Trust, REIT 22,196 508,954
Macerich Co. (The), REIT 24,198 436,532
NETSTREIT Corp., REIT 7,948 118,902
Phillips Edison & Co., Inc., REIT 12,551 466,897
Saul Centers, Inc., REIT 1,075 40,259
SITE Centers Corp., REIT 4,855 68,019
Tanger, Inc., REIT 10,883 385,802
Urban Edge Properties, REIT 12,874 265,204
Whitestone REIT 5,065 68,985
3,414,739
Semiconductors & Semiconductor Equipment — 1.7%
ACM Research, Inc., Class
a
A* 5,206 135,044
Aehr Test Systems*(b) 2,898 27,937
Alpha & Omega Semiconductor
Ltd.* 2,434 73,702
Ambarella, Inc.* 3,873 237,918
Axcelis Technologies, Inc.* 3,330 182,451
CEVA, Inc.* 2,382 81,607
Cohu, Inc.* 4,731 93,011
Credo Technology Group
Holding Ltd.* 14,310 789,626
Diodes, Inc.* 4,663 230,259
Everspin Technologies, Inc.* 2,023 11,410
FormFactor, Inc.* 7,915 263,569
GCT Semiconductor Holding,
Inc.*(b) 797 1,530
Ichor Holdings Ltd.* 3,378 98,942
Impinj, Inc.* 2,345 226,668
indie Semiconductor, Inc.,
Class
a
A*(b) 16,765 50,463
Kulicke & Soffa Industries, Inc. 5,426 207,653
MaxLinear, Inc., Class
a
A* 8,160 119,218

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Navitas Semiconductor Corp.,
Class
a
A*(b) 12,894 $ 31,461
NVE Corp. 489 33,663
PDF Solutions, Inc.* 3,182 71,659
Penguin Solutions, Inc.* 5,322 106,067
Photronics, Inc.* 6,301 131,313
Power Integrations, Inc. 5,786 351,789
QuickLogic Corp.* 1,410 8,671
Rambus, Inc.* 10,921 610,375
Rigetti Computing, Inc.*(b) 16,111 136,299
Semtech Corp.* 7,426 283,599
Silicon Laboratories, Inc.* 3,277 459,763
SiTime Corp.* 1,900 294,785
SkyWater Technology, Inc.* 2,784 25,975
Synaptics, Inc.* 4,046 267,602
Ultra Clean Holdings, Inc.* 4,524 111,290
Veeco Instruments, Inc.* 5,681 126,345
5,881,664
Software — 4.7%
8x8, Inc.* 13,064 32,660
A10 Networks, Inc. 7,245 150,624
ACI Worldwide, Inc.* 10,781 618,290
Adeia, Inc. 11,122 174,838
Agilysys, Inc.* 2,303 186,520
Airship AI Holdings, Inc.* 820 3,477
Alarm.com Holdings, Inc.* 4,840 281,156
Alkami Technology, Inc.* 5,426 167,338
Altair Engineering, Inc., Class
a
A* 5,551 619,492
Amplitude, Inc., Class
a
A* 7,984 100,519
Appian Corp., Class
a
A* 4,116 133,646
Arteris, Inc.* 2,886 26,263
Asana, Inc., Class
a
A* 8,304 159,852
AudioEye, Inc.* 728 9,471
Aurora Innovation, Inc.,
Class
a
A* 98,129 713,398
AvePoint, Inc.* 13,164 196,670
Bit Digital, Inc.*(b) 12,248 30,130
Blackbaud, Inc.* 4,143 273,852
BlackLine, Inc.* 5,899 284,922
Blend Labs, Inc., Class
a
A* 24,252 75,909
Box, Inc., Class
a
A* 14,395 470,716
Braze, Inc., Class
a
A* 6,740 249,245
C3.ai, Inc., Class
a
A* 11,307 265,149
Cerence, Inc.* 4,206 47,990
Cipher Mining, Inc.* 20,700 84,456
Cleanspark, Inc.*(b) 25,436 203,234
Clear Secure, Inc., Class
a
A 8,972 212,726
Clearwater Analytics Holdings,
Inc., Class
a
A* 18,278 568,446
Commvault Systems, Inc.* 4,461 760,868
Consensus Cloud Solutions,
Inc.* 1,842 48,205
Core Scientific, Inc.* 18,229 203,436
CS Disco, Inc.* 2,972 14,325
Daily Journal Corp.* 144 56,631
Digimarc Corp.*(b) 1,550 25,342
Digital Turbine, Inc.* 9,807 33,638
Domo, Inc., Class
a
B* 3,502 26,615
D-Wave Quantum, Inc.*(b) 10,110 55,403
Investments
Shares Value
Common Stocks (a) (continued)
E2open Parent Holdings, Inc.* 20,913 $ 47,891
eGain Corp.* 1,787 8,756
Enfusion, Inc., Class
a
A* 5,076 58,272
EverCommerce, Inc.* 2,158 21,407
Freshworks, Inc., Class
a
A* 21,121 360,324
Hut 8 Corp.* 8,272 122,012
I3 Verticals, Inc., Class
a
A* 2,357 61,117
Intapp, Inc.* 5,450 359,482
InterDigital, Inc. 2,584 552,046
Jamf Holding Corp.* 8,373 114,543
Kaltura, Inc.* 9,962 21,119
Life360, Inc.* 1,046 47,279
LiveRamp Holdings, Inc.* 6,748 201,630
Logility Supply Chain Solutions,
Inc., Class
a
A 3,212 45,386
MARA Holdings, Inc.* 29,102 405,100
Matterport, Inc.* 27,131 148,135
Meridianlink, Inc.* 3,344 61,061
Mitek Systems, Inc.* 4,670 43,758
N-able, Inc.* 7,301 73,229
NCR Voyix Corp.* 14,871 167,745
NextNav, Inc.* 7,913 83,007
Olo, Inc., Class
a
A* 10,706 73,764
ON24, Inc.* 2,818 15,724
OneSpan, Inc. 3,870 62,075
Ooma, Inc.* 2,562 36,842
Pagaya Technologies Ltd.,
Class
a
A*(b) 3,679 47,202
PagerDuty, Inc.* 9,153 162,191
Porch Group, Inc.*(b) 8,069 56,402
Progress Software Corp. 4,344 237,356
PROS Holdings, Inc.* 4,671 112,945
Q2 Holdings, Inc.* 6,014 525,443
Qualys, Inc.* 3,795 498,891
Rapid7, Inc.* 6,328 184,081
Red Violet, Inc. 1,128 45,819
Rekor Systems, Inc.*(b) 7,530 9,262
ReposiTrak, Inc. 1,198 23,529
Rimini Street, Inc.* 5,423 19,252
Riot Platforms, Inc.* 29,157 270,577
Roadzen, Inc.* 3,857 4,725
Sapiens International Corp. NV 3,145 86,739
SEMrush Holdings, Inc.,
Class
a
A* 3,763 41,393
Silvaco Group, Inc.* 618 3,825
SolarWinds Corp. 5,562 101,840
SoundHound AI, Inc.,
Class
a
A*(b) 31,529 341,144
SoundThinking, Inc.* 1,016 16,693
Sprinklr, Inc., Class
a
A* 11,923 100,988
Sprout Social, Inc., Class
a
A* 5,113 135,597
SPS Commerce, Inc.* 3,852 513,086
Telos Corp.* 5,630 16,834
Tenable Holdings, Inc.* 12,054 459,740
Terawulf, Inc.* 27,348 114,588
Varonis Systems, Inc., Class
a
B* 11,268 484,186
Verint Systems, Inc.* 6,245 140,950
Vertex, Inc., Class
a
A* 5,541 178,919
Viant Technology, Inc., Class
a
A* 1,567 31,324
Weave Communications, Inc.* 4,048 51,005

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
WM Technology, Inc.* 8,808 $ 11,538
Workiva, Inc., Class
a
A* 5,161 451,691
Xperi, Inc.* 4,676 39,559
Yext, Inc.* 10,877 73,964
Zeta Global Holdings Corp.,
Class
a
A* 18,267 314,375
16,664,809
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT(b) 4,496 52,738
Four Corners Property Trust,
Inc., REIT 9,861 283,504
Gladstone Land Corp., REIT 3,434 39,354
Outfront Media, Inc., REIT 15,311 284,784
PotlatchDeltic Corp., REIT 8,120 377,012
Safehold, Inc., REIT 5,295 98,805
Uniti Group, Inc., REIT 24,844 142,604
1,278,801
Specialty Retail — 1.6%
1-800-Flowers.com, Inc.,
Class
a
A* 2,598 17,926
Abercrombie & Fitch Co.,
Class
a
A* 5,140 529,369
Academy Sports & Outdoors,
Inc. 7,041 349,163
aka Brands Holding Corp.* 62 885
American Eagle Outfitters, Inc. 18,158 237,688
America's Car-Mart, Inc.* 732 30,642
Arhaus, Inc., Class
a
A 5,236 49,847
Arko Corp. 8,228 37,108
Asbury Automotive Group, Inc.* 2,011 539,752
BARK, Inc.* 13,270 22,426
Beyond, Inc.* 4,663 29,797
Boot Barn Holdings, Inc.* 3,023 370,106
Buckle, Inc. (The) 3,157 126,438
Build-A-Bear Workshop, Inc. 1,276 52,214
Caleres, Inc. 3,493 56,447
Camping World Holdings, Inc.,
Class
a
A 5,737 111,814
Citi Trends, Inc.* 653 16,083
Designer Brands, Inc., Class
a
A 4,143 16,655
Destination XL Group, Inc.* 5,475 12,538
EVgo, Inc., Class
a
A* 10,293 27,276
Foot Locker, Inc.* 8,528 147,705
Genesco, Inc.* 1,078 39,422
Group 1 Automotive, Inc. 1,354 622,271
GrowGeneration Corp.* 5,719 6,520
Haverty Furniture Cos., Inc. 1,499 34,222
J Jill, Inc. 617 14,623
Lands' End, Inc.* 1,450 17,081
Leslie's, Inc.* 18,370 19,105
MarineMax, Inc.* 2,209 55,998
Monro, Inc. 3,053 54,374
National Vision Holdings, Inc.* 7,957 101,133
ODP Corp. (The)* 3,342 52,002
OneWater Marine, Inc., Class
a
A* 1,221 20,220
Petco Health & Wellness Co.,
Inc., Class
a
A* 8,609 23,158
RealReal, Inc. (The)* 10,233 69,789
Investments
Shares Value
Common Stocks (a) (continued)
Revolve Group, Inc., Class
a
A* 3,921 $ 104,142
RumbleON, Inc., Class
a
B* 1,751 7,372
Sally Beauty Holdings, Inc.* 10,533 95,008
Shoe Carnival, Inc. 1,827 40,450
Signet Jewelers Ltd. 4,322 226,127
Sleep Number Corp.* 2,204 31,010
Sonic Automotive, Inc., Class
a
A 1,509 102,853
Stitch Fix, Inc., Class
a
A* 10,352 48,965
ThredUp, Inc., Class
a
A* 8,039 18,972
Tile Shop Holdings, Inc.* 2,927 22,157
Tilly's, Inc., Class
a
A* 1,514 5,753
Torrid Holdings, Inc.*(b) 2,066 12,396
Upbound Group, Inc. 5,484 141,597
Urban Outfitters, Inc.* 6,472 376,606
Victoria's Secret & Co.* 8,022 214,428
Warby Parker, Inc., Class
a
A* 9,051 223,831
Winmark Corp. 297 99,817
Zumiez, Inc.* 1,584 22,588
5,705,869
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class
a
A(b) 2,515 33,550
Corsair Gaming, Inc.* 4,568 53,628
CPI Card Group, Inc.* 496 16,596
Diebold Nixdorf, Inc.* 2,582 114,202
Eastman Kodak Co.* 6,183 43,405
Immersion Corp. 3,138 25,229
IonQ, Inc.*(b) 20,551 504,938
Turtle Beach Corp.* 1,690 28,967
Xerox Holdings Corp. 11,892 78,844
899,359
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class
a
A* 13,280 60,690
G-III Apparel Group Ltd.* 3,993 108,091
Hanesbrands, Inc.* 36,114 217,767
Kontoor Brands, Inc. 5,628 366,045
Movado Group, Inc. 1,543 29,795
Oxford Industries, Inc. 1,517 94,099
Rocky Brands, Inc. 739 15,031
Steven Madden Ltd. 7,409 242,941
Superior Group of Cos., Inc. 1,330 19,006
Vera Bradley, Inc.* 2,507 8,223
Wolverine World Wide, Inc. 8,115 120,021
1,281,709
Tobacco — 0.1%
Ispire Technology, Inc.*(b) 1,962 9,300
Turning Point Brands, Inc. 1,751 123,095
Universal Corp. 2,459 131,827
264,222
Trading Companies & Distributors — 1.9%
Alta Equipment Group, Inc.(b) 2,742 15,026
Applied Industrial Technologies,
Inc. 3,931 985,030
Beacon Roofing Supply, Inc.* 6,337 731,417
BlueLinx Holdings, Inc.* 835 66,274
Boise Cascade Co. 3,982 412,774

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Custom Truck One Source, Inc.* 5,053 $ 22,385
Distribution Solutions Group,
Inc.* 1,073 31,632
DNOW, Inc.* 10,780 172,264
DXP Enterprises, Inc.* 1,276 115,440
EVI Industries, Inc. 527 9,128
FTAI Aviation Ltd. 10,383 1,336,396
GATX Corp. 3,648 609,398
Global Industrial Co. 1,391 32,619
GMS, Inc.* 4,036 321,306
H&E Equipment Services, Inc. 3,299 316,374
Herc Holdings, Inc. 2,878 412,935
Hudson Technologies, Inc.* 4,545 26,179
Karat Packaging, Inc. 700 20,937
McGrath RentCorp 2,493 304,146
MRC Global, Inc.* 8,614 104,832
Rush Enterprises, Inc., Class
a
A 6,219 362,692
Rush Enterprises, Inc., Class
a
B 904 51,474
Titan Machinery, Inc.* 2,141 36,804
Transcat, Inc.* 923 73,397
Willis Lease Finance Corp. 290 58,653
Xometry, Inc., Class
a
A* 4,344 118,678
6,748,190
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.* 1,158 12,773
Water Utilities — 0.3%
American States Water Co. 3,810 291,618
Cadiz, Inc.* 4,305 18,339
California Water Service Group 6,091 276,836
Consolidated Water Co. Ltd. 1,534 41,525
Global Water Resources, Inc. 1,182 13,569
Middlesex Water Co. 1,807 90,585
Pure Cycle Corp.* 2,124 24,702
SJW Group 3,419 180,079
York Water Co. (The) 1,464 46,921
984,174
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*(b) 6,621 48,532
Spok Holdings, Inc. 1,869 31,493
Telephone and Data Systems,
Inc. 10,082 363,960
443,985
Total Common Stocks
(Cost $245,004,092)
263,757,252
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%(d)
Aduro Biotech, Inc., CVR*(e) 899 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*(e) 9,359 1,685
Chinook Therape, CVR*(e) 4,511 —
Oncternal Therapeutics,
Inc., CVR*(e) 23 —
Investments
Number of
Rights Value
Rights (continued)
Tobira Therapeutics, Inc.,
CVR*(e) 218 $ —
1,685
Food Products — 0.0%(d)
Prevail Therape, CVR*(e) 1,074 537
Total Rights
(Cost $3,929) 2,222
Shares
Securities Lending Reinvestments (f) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (g)
(Cost $3,490,554) 3,490,554 3,490,554
Principal
Amount
Short-Term Investments — 28 .1%
Repurchase Agreements (h) — 5 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $20,850,509
(Cost $20,842,991) $ 20,842,991
20,842,991
U.S. Treasury Obligations (a) — 22 .2%
U.S. Treasury Bills
4.25%, 3/25/2025 (i) 28,000,000 27,927,706
4.24%, 4/3/2025 (i) 50,000,000 49,817,875
Total U.S. Treasury Obligations
(Cost $77,729,329) 77,745,581
Total Short-Term Investments
(Cost $98,572,320) 98,588,572
Total Investments — 104.2%
(Cost $347,070,895) 365,838,600
Liabilities in excess of other assets — (4.2%) (14,642,082)
Net Assets — 100.0% $ 351,196,518
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $87,005,196.
(b) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $4,358,087, collateralized in the form of cash with a value of $3,490,554 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,053,797 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March
6, 2025 – February 15, 2055. The total value of collateral is
$4,544,351.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) Illiquid security.

ULTRAPRO RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
(f) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $3,490,554.
(g) Rate shown is the 7-day yield as of February 28, 2025.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of February 28, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Russell 2000 E-Mini Index 379 3/21/2025 U.S. Dollar $ 41,032,435 $ (1,140,337)
Swap Agreements
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
109,196,100 4/7/2026 Bank of America NA 5.23% Russell 2000
®
Index (20,174,642)
128,283,029 11/6/2025 Barclays Capital 5.18% Russell 2000
®
Index 4,625,548
92,505,852 3/6/2026 BNP Paribas SA 5.33% Russell 2000
®
Index (21,471,535)
95,352,452 11/6/2025 Citibank NA 5.08% Russell 2000
®
Index 2,479,687
72,568,835 4/7/2026 Goldman Sachs International 4.88% Russell 2000
®
Index (9,265,274)
21,217,554 11/6/2025
Morgan Stanley & Co.
International plc 4.83% Russell 2000
®
Index 8,397,271
129,254,248 3/6/2026 Societe Generale 5.23% Russell 2000
®
Index (6,338,852)
100,411,872 11/6/2026 UBS AG 5.03% Russell 2000
®
Index (14,495,379)
748,789,942 (56,243,176)
Total Unrealized
Appreciation
15,502,506
Total Unrealized
Depreciation
(71,745,682)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) — 54 .0%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.* 2,891 $ 1,527,749
Boeing Co. (The)* 30,107 5,257,585
General Dynamics Corp. 10,451 2,639,923
General Electric Co. 43,703 9,045,647
Howmet Aerospace, Inc. 16,467 2,249,392
Huntington Ingalls Industries,
Inc. 1,506 264,424
L3Harris Technologies, Inc. 7,740 1,595,291
Lockheed Martin Corp. 8,597 3,871,831
Northrop Grumman Corp. 5,457 2,519,715
RTX Corp. 53,758 7,149,277
Textron, Inc. 7,459 557,411
TransDigm Group, Inc. 2,286 3,125,419
39,803,664
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 4,826 490,418
Expeditors International of
Washington, Inc. 5,600 657,216
FedEx Corp. 9,051 2,379,508
United Parcel Service, Inc.,
Class
a
B 29,575 3,520,312
7,047,454
Automobile Components — 0.0%(b)
Aptiv plc* 9,493 618,184
BorgWarner, Inc. 8,786 261,559
879,743
Automobiles — 1.0%
Ford Motor Co. 157,686 1,505,901
General Motors Co. 44,493 2,185,941
Tesla, Inc.* 112,682 33,013,573
36,705,415
Banks — 2.0%
Bank of America Corp. 269,671 12,431,833
Citigroup, Inc. 76,345 6,103,783
Citizens Financial Group, Inc. 17,862 817,544
Fifth Third Bancorp 27,078 1,177,081
Huntington Bancshares, Inc. 58,699 966,772
JPMorgan Chase & Co. 113,718 30,095,469
KeyCorp 40,001 692,817
M&T Bank Corp. 6,772 1,298,328
PNC Financial Services Group,
Inc. (The) 16,066 3,083,387
Regions Financial Corp. 36,706 870,299
Truist Financial Corp. 53,626 2,485,565
US Bancorp 63,079 2,958,405
Wells Fargo & Co. 134,413 10,527,226
73,508,509
Beverages — 0.7%
Brown-Forman Corp., Class
a
B 7,298 241,637
Coca-Cola Co. (The) 156,569 11,149,278
Constellation Brands, Inc.,
Class
a
A 6,375 1,118,813
Investments
Shares Value
Common Stocks (a) (continued)
Keurig Dr Pepper, Inc. 45,518 $ 1,525,763
Molson Coors Beverage Co.,
Class
a
B 7,126 436,753
Monster Beverage Corp.* 28,240 1,543,316
PepsiCo, Inc. 55,428 8,506,535
24,522,095
Biotechnology — 1.0%
AbbVie, Inc. 71,479 14,941,255
Amgen, Inc. 21,785 6,711,087
Biogen, Inc.* 5,895 828,248
Gilead Sciences, Inc. 50,394 5,760,538
Incyte Corp.* 6,396 470,106
Moderna, Inc.* 13,709 424,431
Regeneron Pharmaceuticals,
Inc. 4,196 2,931,913
Vertex Pharmaceuticals, Inc.* 10,413 4,996,053
37,063,631
Broadline Retail — 2.2%
Amazon.com, Inc.* 377,961 80,233,561
eBay, Inc. 19,398 1,255,827
81,489,388
Building Products — 0.3%
A O Smith Corp. 4,874 324,023
Allegion plc 3,496 449,970
Builders FirstSource, Inc.* 4,575 635,879
Carrier Global Corp. 33,686 2,182,853
Johnson Controls International
plc 26,950 2,308,537
Lennox International, Inc. 1,283 771,147
Masco Corp. 8,666 651,510
Trane Technologies plc 9,068 3,207,352
10,531,271
Capital Markets — 1.8%
Ameriprise Financial, Inc. 3,981 2,138,991
Bank of New York Mellon Corp.
(The) 29,395 2,614,685
Blackrock, Inc. 5,887 5,756,191
Blackstone, Inc. 29,162 4,699,748
Cboe Global Markets, Inc. 4,165 877,982
Charles Schwab Corp. (The) 68,795 5,471,266
CME Group, Inc. 14,585 3,701,235
FactSet Research Systems, Inc. 1,557 718,929
Franklin Resources, Inc. 12,431 251,728
Goldman Sachs Group, Inc.
(The) 12,707 7,907,439
Intercontinental Exchange, Inc. 23,177 4,014,952
Invesco Ltd. 18,180 316,150
KKR & Co., Inc. 27,306 3,702,421
MarketAxess Holdings, Inc. 1,556 299,981
Moody's Corp. 6,337 3,193,468
Morgan Stanley 50,083 6,666,548
MSCI, Inc., Class
a
A 3,182 1,879,003
Nasdaq, Inc. 16,738 1,385,572
Northern Trust Corp. 8,067 889,145
Raymond James Financial, Inc. 7,340 1,135,278
S&P Global, Inc. 12,846 6,856,424

ULTRAPRO S&P500
®
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
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Investments
Shares Value
Common Stocks (a) (continued)
State Street Corp. 11,866 $ 1,177,463
T. Rowe Price Group, Inc. 9,047 956,449
66,611,048
Chemicals — 0.7%
Air Products and Chemicals,
Inc. 9,054 2,862,422
Albemarle Corp. 4,687 361,040
Celanese Corp., Class
a
A 4,492 228,822
CF Industries Holdings, Inc. 6,988 566,168
Corteva, Inc. 27,801 1,750,907
Dow, Inc. 28,227 1,075,731
DuPont de Nemours, Inc. 16,947 1,385,756
Eastman Chemical Co. 4,622 452,263
Ecolab, Inc. 10,125 2,723,726
FMC Corp. 5,047 186,234
International Flavors &
Fragrances, Inc. 10,410 851,642
Linde plc 19,175 8,955,684
LyondellBasell Industries NV,
Class
a
A 10,490 805,947
Mosaic Co. (The) 12,858 307,563
PPG Industries, Inc. 9,444 1,069,250
Sherwin-Williams Co. (The) 9,428 3,415,481
26,998,636
Commercial Services & Supplies — 0.3%
Cintas Corp. 13,799 2,863,293
Copart, Inc.* 35,427 1,941,400
Republic Services, Inc., Class
a
A 8,160 1,934,083
Rollins, Inc. 11,371 595,727
Veralto Corp. 10,020 999,595
Waste Management, Inc. 14,616 3,402,312
11,736,410
Communications Equipment — 0.5%
Arista Networks, Inc.* 41,752 3,885,024
Cisco Systems, Inc. 161,044 10,324,531
F5, Inc.* 2,387 698,030
Juniper Networks, Inc. 13,331 482,582
Motorola Solutions, Inc. 6,796 2,991,735
18,381,902
Construction & Engineering — 0.0%(b)
Quanta Services, Inc. 5,882 1,527,144
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 2,410 1,164,367
Vulcan Materials Co. 5,424 1,341,410
2,505,777
Consumer Finance — 0.3%
American Express Co. 22,460 6,759,562
Capital One Financial Corp. 15,429 3,094,286
Discover Financial Services 10,123 1,975,908
Synchrony Financial 15,715 953,586
12,783,342
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 17,855 $ 18,722,932
Dollar General Corp. 8,943 663,392
Dollar Tree, Inc.* 8,122 591,769
Kroger Co. (The) 26,837 1,739,574
Sysco Corp. 19,904 1,503,548
Target Corp. 18,639 2,315,709
Walgreens Boots Alliance, Inc. 29,046 310,211
Walmart, Inc. 175,397 17,295,898
43,143,033
Containers & Packaging — 0.1%
Amcor plc(c) 58,303 590,026
Avery Dennison Corp. 3,257 612,218
Ball Corp. 12,133 639,288
International Paper Co. 21,331 1,202,002
Packaging Corp. of America 3,621 771,599
Smurfit WestRock plc 20,007 1,041,765
4,856,898
Distributors — 0.1%
Genuine Parts Co. 5,586 697,580
LKQ Corp. 10,496 442,826
Pool Corp. 1,560 541,320
1,681,726
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 289,856 7,944,953
Verizon Communications, Inc. 170,004 7,327,172
15,272,125
Electric Utilities — 0.8%
Alliant Energy Corp. 10,366 668,918
American Electric Power Co.,
Inc. 21,486 2,278,590
Constellation Energy Corp. 12,653 3,170,146
Duke Energy Corp. 31,246 3,671,093
Edison International 15,544 846,215
Entergy Corp. 17,384 1,517,797
Evergy, Inc. 9,228 635,902
Eversource Energy 14,791 931,981
Exelon Corp. 40,601 1,794,564
FirstEnergy Corp. 20,767 805,137
NextEra Energy, Inc. 83,067 5,828,811
NRG Energy, Inc. 8,103 856,568
PG&E Corp. 88,249 1,441,989
Pinnacle West Capital Corp. 4,597 425,406
PPL Corp. 29,830 1,050,314
Southern Co. (The) 44,178 3,966,743
Xcel Energy, Inc. 23,170 1,670,557
31,560,731
Electrical Equipment — 0.4%
AMETEK, Inc. 9,408 1,780,934
Eaton Corp. plc 16,020 4,698,986
Emerson Electric Co. 23,088 2,807,732
GE Vernova, Inc. 11,089 3,716,811
Generac Holdings, Inc.* 2,423 329,892

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO S&P500
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SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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Investments
Shares Value
Common Stocks (a) (continued)
Hubbell, Inc., Class
a
B 2,151 $ 799,290
Rockwell Automation, Inc. 4,572 1,312,850
15,446,495
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class
a
A 48,638 3,239,291
CDW Corp. 5,390 960,498
Corning, Inc. 31,038 1,556,556
Jabil, Inc. 4,569 707,830
Keysight Technologies, Inc.* 6,966 1,111,286
TE Connectivity plc 12,154 1,872,081
Teledyne Technologies, Inc.* 1,912 984,718
Trimble, Inc.* 9,934 715,049
Zebra Technologies Corp.,
Class
a
A* 2,129 670,741
11,818,050
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 39,917 1,779,899
Halliburton Co. 35,458 935,028
Schlumberger NV 56,967 2,373,245
5,088,172
Entertainment — 0.8%
Electronic Arts, Inc. 9,600 1,239,552
Live Nation Entertainment, Inc.* 6,332 907,755
Netflix, Inc.* 17,300 16,963,688
Take-Two Interactive Software,
Inc.* 6,667 1,413,271
Walt Disney Co. (The) 73,202 8,330,388
Warner Bros Discovery, Inc.* 90,137 1,032,970
29,887,624
Financial Services — 2.6%
Apollo Global Management, Inc. 18,073 2,697,757
Berkshire Hathaway, Inc.,
Class
a
B* 74,122 38,086,107
Corpay, Inc.* 2,837 1,041,321
Fidelity National Information
Services, Inc. 21,767 1,548,069
Fiserv, Inc.* 23,076 5,438,783
Global Payments, Inc. 10,344 1,089,016
Jack Henry & Associates, Inc. 2,881 500,113
Mastercard, Inc., Class
a
A 33,169 19,115,626
PayPal Holdings, Inc.* 40,468 2,875,251
Visa, Inc., Class
a
A 69,818 25,323,687
97,715,730
Food Products — 0.3%
Archer-Daniels-Midland Co. 19,256 908,883
Bunge Global SA 5,618 416,799
Campbell's Co. (The) 7,896 316,314
Conagra Brands, Inc. 19,236 491,287
General Mills, Inc. 22,404 1,358,131
Hershey Co. (The) 5,890 1,017,262
Hormel Foods Corp. 11,745 336,259
J M Smucker Co. (The) 4,236 468,205
Kellanova 10,881 902,035
Kraft Heinz Co. (The) 35,593 1,093,061
Lamb Weston Holdings, Inc. 5,841 302,973
Investments
Shares Value
Common Stocks (a) (continued)
McCormick & Co., Inc.
(Non-Voting) 10,135 $ 837,252
Mondelez International, Inc.,
Class
a
A 53,989 3,467,714
Tyson Foods, Inc., Class
a
A 11,500 705,410
12,621,585
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 6,347 965,569
Ground Transportation — 0.5%
CSX Corp. 77,894 2,493,387
JB Hunt Transport Services,
Inc. 3,250 523,868
Norfolk Southern Corp. 9,086 2,232,884
Old Dominion Freight Line, Inc. 7,663 1,352,519
Uber Technologies, Inc.* 85,086 6,467,387
Union Pacific Corp. 24,495 6,042,672
19,112,717
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories 70,072 9,670,637
Align Technology, Inc.* 2,861 535,093
Baxter International, Inc. 20,605 711,078
Becton Dickinson & Co. 11,656 2,628,778
Boston Scientific Corp.* 59,597 6,185,573
Cooper Cos., Inc. (The)* 8,120 733,885
Dexcom, Inc.* 15,767 1,393,330
Edwards Lifesciences Corp.* 23,806 1,704,986
GE HealthCare Technologies,
Inc. 18,502 1,616,150
Hologic, Inc.* 9,449 598,972
IDEXX Laboratories, Inc.* 3,241 1,416,673
Insulet Corp.* 2,858 778,148
Intuitive Surgical, Inc.* 14,415 8,261,957
Medtronic plc 51,801 4,766,728
ResMed, Inc. 5,935 1,385,941
Solventum Corp.* 5,525 440,619
STERIS plc 3,982 873,093
Stryker Corp. 13,720 5,298,527
Teleflex, Inc. 1,905 252,889
Zimmer Biomet Holdings, Inc. 8,116 846,661
50,099,718
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. 9,837 1,273,695
Cencora, Inc. 7,165 1,816,614
Centene Corp.* 20,414 1,187,278
Cigna Group (The) 11,218 3,464,679
CVS Health Corp. 50,791 3,337,985
DaVita, Inc.* 1,835 271,360
Elevance Health, Inc. 9,440 3,746,547
HCA Healthcare, Inc. 7,312 2,239,666
Henry Schein, Inc.* 5,041 363,809
Humana, Inc. 4,942 1,336,416
Labcorp Holdings, Inc. 3,346 839,980
McKesson Corp. 5,068 3,244,838
Molina Healthcare, Inc.* 2,337 703,717
Quest Diagnostics, Inc. 4,529 783,064
UnitedHealth Group, Inc. 37,165 17,651,888

ULTRAPRO S&P500
®
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 2,404 $ 421,301
42,682,837
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 6,323 646,590
Healthpeak Properties, Inc.,
REIT 28,261 578,220
Ventas, Inc., REIT 16,889 1,168,381
Welltower, Inc., REIT 23,985 3,681,937
6,075,128
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 28,237 455,463
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class
a
A* 17,401 2,416,477
Booking Holdings, Inc. 1,338 6,711,421
Caesars Entertainment, Inc.* 8,562 284,430
Carnival Corp.* 41,964 1,004,199
Chipotle Mexican Grill, Inc.,
Class
a
A* 55,057 2,971,426
Darden Restaurants, Inc. 4,685 939,155
Domino's Pizza, Inc. 1,412 691,471
Expedia Group, Inc.* 4,978 985,445
Hilton Worldwide Holdings, Inc. 9,914 2,626,813
Las Vegas Sands Corp. 14,066 628,891
Marriott International, Inc.,
Class
a
A 9,270 2,599,771
McDonald's Corp. 28,979 8,935,095
MGM Resorts International* 9,085 315,795
Norwegian Cruise Line Holdings
Ltd.* 17,821 404,893
Royal Caribbean Cruises Ltd. 10,023 2,466,660
Starbucks Corp. 45,897 5,315,332
Wynn Resorts Ltd. 3,740 334,057
Yum! Brands, Inc. 11,276 1,763,228
41,394,559
Household Durables — 0.2%
DR Horton, Inc. 11,804 1,496,865
Garmin Ltd. 6,288 1,439,512
Lennar Corp., Class
a
A 9,694 1,159,693
Mohawk Industries, Inc.* 2,084 245,058
NVR, Inc.* 161 1,166,538
PulteGroup, Inc. 8,242 851,234
6,358,900
Household Products — 0.6%
Church & Dwight Co., Inc. 9,871 1,097,655
Clorox Co. (The) 5,008 783,201
Colgate-Palmolive Co. 33,045 3,012,713
Kimberly-Clark Corp. 13,464 1,912,023
Procter & Gamble Co. (The) 95,112 16,534,270
23,339,862
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 28,719 332,853
Investments
Shares Value
Common Stocks (a) (continued)
Vistra Corp. 13,763 $ 1,839,563
2,172,416
Industrial Conglomerates — 0.2%
3M Co. 21,976 3,408,917
Honeywell International, Inc. 26,312 5,601,562
9,010,479
Industrial REITs — 0.1%
Prologis, Inc., REIT 37,388 4,633,121
Insurance — 1.2%
Aflac, Inc. 20,179 2,208,995
Allstate Corp. (The) 10,756 2,142,057
American International Group,
Inc. 25,166 2,087,268
Aon plc, Class
a
A 8,691 3,555,662
Arch Capital Group Ltd. 15,171 1,409,538
Arthur J Gallagher & Co. 10,024 3,385,506
Assurant, Inc. 2,113 439,272
Brown & Brown, Inc. 9,532 1,129,923
Chubb Ltd. 15,145 4,323,595
Cincinnati Financial Corp. 6,318 933,864
Erie Indemnity Co., Class
a
A 1,044 446,905
Everest Group Ltd. 1,724 608,951
Globe Life, Inc. 3,323 423,450
Hartford Insurance Group, Inc.
(The) 11,709 1,384,940
Loews Corp. 7,222 625,931
Marsh & McLennan Cos., Inc. 19,900 4,733,016
MetLife, Inc. 23,552 2,029,711
Principal Financial Group, Inc. 8,578 763,785
Progressive Corp. (The) 23,644 6,667,608
Prudential Financial, Inc. 14,379 1,655,023
Travelers Cos., Inc. (The) 9,123 2,358,204
W R Berkley Corp. 12,159 766,990
Willis Towers Watson plc 4,090 1,389,168
45,469,362
Interactive Media & Services — 3.5%
Alphabet, Inc., Class
a
A 236,158 40,212,984
Alphabet, Inc., Class
a
C 192,315 33,120,489
Match Group, Inc. 10,122 320,969
Meta Platforms, Inc., Class
a
A 88,141 58,895,816
132,550,258
IT Services — 0.6%
Accenture plc, Class
a
A 25,337 8,829,944
Akamai Technologies, Inc.* 6,039 487,227
Cognizant Technology Solutions
Corp., Class
a
A 19,982 1,665,100
EPAM Systems, Inc.* 2,311 476,390
Gartner, Inc.* 3,115 1,552,267
GoDaddy, Inc., Class
a
A* 5,620 1,008,790
International Business
Machines Corp. 37,312 9,419,041
VeriSign, Inc.* 3,275 779,057
24,217,816

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.0%(b)
Hasbro, Inc. 5,376 $ 350,031
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. 11,666 1,492,315
Bio-Techne Corp. 6,341 391,557
Charles River Laboratories
International, Inc.* 2,106 348,143
Danaher Corp. 25,939 5,389,086
IQVIA Holdings, Inc.* 6,941 1,310,461
Mettler-Toledo International,
Inc.* 842 1,071,630
Revvity, Inc. 4,925 552,339
Thermo Fisher Scientific, Inc. 15,480 8,188,301
Waters Corp.* 2,426 915,427
West Pharmaceutical Services,
Inc. 2,890 671,462
20,330,721
Machinery — 0.9%
Caterpillar, Inc. 19,534 6,718,719
Cummins, Inc. 5,478 2,016,890
Deere & Co. 10,341 4,971,849
Dover Corp. 5,478 1,088,862
Fortive Corp. 14,028 1,115,787
IDEX Corp. 3,042 591,152
Illinois Tool Works, Inc. 10,867 2,868,671
Ingersoll Rand, Inc. 16,292 1,381,236
Nordson Corp. 2,184 459,273
Otis Worldwide Corp. 16,009 1,597,378
PACCAR, Inc. 21,228 2,276,491
Parker-Hannifin Corp. 5,142 3,437,478
Pentair plc 6,750 635,850
Snap-on, Inc. 2,090 713,045
Stanley Black & Decker, Inc. 6,317 546,610
Westinghouse Air Brake
Technologies Corp. 6,893 1,277,687
Xylem, Inc. 9,875 1,292,539
32,989,517
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 3,965 1,441,555
Comcast Corp., Class
a
A 154,130 5,530,184
Fox Corp., Class
a
A 9,007 518,803
Fox Corp., Class
a
B 5,415 292,789
Interpublic Group of Cos., Inc.
(The) 15,102 413,795
News Corp., Class
a
A 15,309 438,144
News Corp., Class
a
B 4,538 146,487
Omnicom Group, Inc. 7,865 650,907
Paramount Global, Class
a
B 24,041 273,106
9,705,770
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 58,066 2,143,216
Newmont Corp. 45,951 1,968,541
Nucor Corp. 9,481 1,303,353
Investments
Shares Value
Common Stocks (a) (continued)
Steel Dynamics, Inc. 5,799 $ 783,271
6,198,381
Multi-Utilities — 0.3%
Ameren Corp. 10,756 1,092,379
CenterPoint Energy, Inc. 26,357 906,154
CMS Energy Corp. 12,150 887,557
Consolidated Edison, Inc. 14,013 1,422,600
Dominion Energy, Inc. 33,974 1,923,608
DTE Energy Co. 8,324 1,112,919
NiSource, Inc. 18,786 766,657
Public Service Enterprise
Group, Inc. 20,066 1,628,356
Sempra 25,557 1,829,114
WEC Energy Group, Inc. 12,814 1,367,126
12,936,470
Office REITs — 0.0%(b)
BXP, Inc., REIT 5,880 417,068
Oil, Gas & Consumable Fuels — 1.6%
APA Corp. 14,954 309,548
Chevron Corp. 67,413 10,693,050
ConocoPhillips 52,231 5,178,704
Coterra Energy, Inc. 29,663 800,604
Devon Energy Corp. 26,525 960,735
Diamondback Energy, Inc. 7,621 1,211,434
EOG Resources, Inc. 22,690 2,880,269
EQT Corp. 24,077 1,159,789
Exxon Mobil Corp. 177,445 19,754,952
Hess Corp. 11,226 1,672,000
Kinder Morgan, Inc. 78,057 2,115,345
Marathon Petroleum Corp. 12,953 1,945,281
Occidental Petroleum Corp. 27,326 1,334,602
ONEOK, Inc. 23,076 2,316,600
Phillips 66 16,683 2,163,618
Targa Resources Corp. 8,777 1,770,496
Texas Pacific Land Corp. 722 1,030,980
Valero Energy Corp. 12,820 1,675,959
Williams Cos., Inc. (The) 49,233 2,864,376
61,838,342
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 25,923 1,558,491
Southwest Airlines Co. 24,194 751,466
United Airlines Holdings, Inc.* 13,315 1,249,080
3,559,037
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 9,505 683,504
Kenvue, Inc. 77,441 1,827,608
2,511,112
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co. 81,980 4,887,648
Eli Lilly & Co. 31,900 29,368,097
Johnson & Johnson 97,339 16,062,882
Merck & Co., Inc. 102,242 9,431,824

ULTRAPRO S&P500
®
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Pfizer, Inc. 228,824 $ 6,047,818
Viatris, Inc. 48,140 444,332
Zoetis, Inc., Class
a
A 18,292 3,059,154
69,301,755
Professional Services — 0.4%
Automatic Data Processing, Inc. 16,530 5,209,925
Broadridge Financial Solutions,
Inc. 4,691 1,131,563
Dayforce, Inc.* 6,373 395,062
Equifax, Inc. 5,018 1,230,414
Jacobs Solutions, Inc. 5,023 643,497
Leidos Holdings, Inc. 5,395 701,188
Paychex, Inc. 12,899 1,956,391
Paycom Software, Inc. 1,987 436,087
Verisk Analytics, Inc., Class
a
A 5,767 1,712,280
13,416,407
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 12,148 1,724,287
CoStar Group, Inc.* 16,473 1,256,066
2,980,353
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 5,819 1,316,141
Camden Property Trust, REIT 4,251 527,379
Equity Residential, REIT 13,740 1,019,096
Essex Property Trust, Inc., REIT 2,575 802,293
Invitation Homes, Inc., REIT 23,100 785,631
Mid-America Apartment
Communities, Inc., REIT 4,691 788,651
UDR, Inc., REIT 12,129 547,988
5,787,179
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 3,081 324,799
Kimco Realty Corp., REIT 27,252 602,269
Realty Income Corp., REIT 35,422 2,020,117
Regency Centers Corp., REIT 6,665 511,205
Simon Property Group, Inc.,
REIT 12,364 2,300,817
5,759,207
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.* 65,569 6,547,720
Analog Devices, Inc. 20,034 4,609,022
Applied Materials, Inc. 33,259 5,257,250
Broadcom, Inc. 188,636 37,619,677
Enphase Energy, Inc.* 5,458 312,907
First Solar, Inc.* 4,375 595,788
Intel Corp. 174,193 4,133,600
KLA Corp. 5,395 3,824,192
Lam Research Corp. 51,979 3,988,868
Microchip Technology, Inc. 21,757 1,280,617
Micron Technology, Inc. 44,848 4,199,118
Monolithic Power Systems, Inc. 1,990 1,215,910
NVIDIA Corp. 990,513 123,734,884
NXP Semiconductors NV 10,330 2,227,045
Investments
Shares Value
Common Stocks (a) (continued)
ON Semiconductor Corp.* 17,226 $ 810,483
QUALCOMM, Inc. 44,958 7,066,049
Skyworks Solutions, Inc. 6,387 425,757
Teradyne, Inc. 6,539 718,375
Texas Instruments, Inc. 36,841 7,220,468
215,787,730
Software — 5.3%
Adobe, Inc.* 17,849 7,827,857
ANSYS, Inc.* 3,524 1,174,373
Autodesk, Inc.* 8,627 2,365,610
Cadence Design Systems, Inc.* 11,027 2,762,264
Crowdstrike Holdings, Inc.,
Class
a
A* 9,467 3,688,911
Fair Isaac Corp.* 1,011 1,907,100
Fortinet, Inc.* 25,780 2,784,498
Gen Digital, Inc. 21,864 597,543
Intuit, Inc. 11,348 6,965,856
Microsoft Corp. 300,359 119,239,519
Oracle Corp. 64,887 10,775,135
Palantir Technologies, Inc.,
Class
a
A* 82,820 7,033,074
Palo Alto Networks, Inc.* 26,404 5,028,114
PTC, Inc.* 4,927 806,205
Roper Technologies, Inc. 4,382 2,561,279
Salesforce, Inc. 38,576 11,489,862
ServiceNow, Inc.* 8,304 7,720,727
Synopsys, Inc.* 6,288 2,875,377
Tyler Technologies, Inc.* 1,713 1,042,241
Workday, Inc., Class
a
A* 8,603 2,265,514
200,911,059
Specialized REITs — 0.5%
American Tower Corp., REIT 18,925 3,891,358
Crown Castle, Inc., REIT 17,551 1,651,549
Digital Realty Trust, Inc., REIT 12,593 1,968,538
Equinix, Inc., REIT 3,953 3,575,963
Extra Space Storage, Inc., REIT 8,645 1,318,881
Iron Mountain, Inc., REIT 11,882 1,107,046
Public Storage, REIT 6,368 1,933,452
SBA Communications Corp.,
Class
a
A, REIT 4,399 958,542
VICI Properties, Inc., Class
a
A,
REIT 42,595 1,383,912
Weyerhaeuser Co., REIT 29,380 884,338
18,673,579
Specialty Retail — 1.0%
AutoZone, Inc.* 710 2,480,037
Best Buy Co., Inc. 7,882 708,671
CarMax, Inc.* 6,343 526,279
Home Depot, Inc. (The) 40,131 15,915,955
Lowe's Cos., Inc. 22,892 5,691,867
O'Reilly Automotive, Inc.* 2,368 3,252,779
Ross Stores, Inc. 13,369 1,875,938
TJX Cos., Inc. (The) 45,441 5,669,219
Tractor Supply Co. 21,578 1,194,342
Ulta Beauty, Inc.* 1,941 711,105
38,026,192

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc. 610,539 $ 147,652,752
Dell Technologies, Inc., Class
a
C 12,392 1,273,402
Hewlett Packard Enterprise Co. 52,458 1,039,193
HP, Inc. 38,930 1,201,769
NetApp, Inc. 8,225 820,937
Seagate Technology Holdings
plc 8,622 878,668
Super Micro Computer, Inc.* 20,373 844,665
Western Digital Corp.* 13,982 684,139
154,395,525
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 6,094 849,260
Lululemon Athletica, Inc.* 4,575 1,672,666
NIKE, Inc., Class
a
B 48,159 3,825,269
Ralph Lauren Corp., Class
a
A 1,666 451,719
Tapestry, Inc. 9,484 810,123
7,609,037
Tobacco — 0.4%
Altria Group, Inc. 68,425 3,821,536
Philip Morris International, Inc. 62,825 9,755,466
13,577,002
Trading Companies & Distributors — 0.1%
Fastenal Co. 23,104 1,749,666
United Rentals, Inc. 2,645 1,698,936
WW Grainger, Inc. 1,793 1,831,030
5,279,632
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 7,859 1,068,588
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 19,631 5,294,284
Total Common Stocks
(Cost $2,220,978,552)
2,038,429,781
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.29% (e)
(Cost $586,782) 586,782 586,782
Investments
Principal
Amount Value
Short-Term Investments — 23 .2%
Repurchase Agreements (f) — 1 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $62,000,503
(Cost $61,978,145) $ 61,978,145
$ 61,978,145
U.S. Treasury Obligations (a) — 21 .6%
U.S. Treasury Bills
4.46%, 3/11/2025 (g) 100,000,000 99,905,000
4.26%, 3/18/2025 (g) 100,000,000 99,822,292
4.24%, 3/20/2025 (g) 75,000,000 74,850,896
4.27%, 3/25/2025 (g) 140,000,000 139,638,528
4.40%, 4/1/2025 (g) 100,000,000 99,658,646
4.25%, 4/3/2025 (g) 160,000,000 159,417,200
4.25%, 4/10/2025 (g) 30,000,000 29,866,113
4.26%, 6/17/2025 (g) 110,000,000 108,640,396
Total U.S. Treasury Obligations
(Cost $811,594,156) 811,799,071
Total Short-Term Investments
(Cost $873,572,301) 873,777,216
Total Investments — 77.2%
(Cost $3,095,137,635) 2,912,793,779
Other assets less liabilities — 22.8% 858,132,228
Net Assets — 100.0% $ 3,770,926,007
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $788,967,208.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at February
28, 2025. The total value of securities on loan at February 28,
2025 was $565,546, collateralized in the form of cash with a value of $586,782 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at February 28, 2025. The total value of
securities purchased was $586,782.
(e) Rate shown is the 7-day yield as of February 28, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of February 28, 2025.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P 500 E-Mini Index 1,629 3/21/2025 U.S. Dollar $ 485,706,713 $ (5,700,847)

ULTRAPRO S&P500
®
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Swap Agreements
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,160,484,414 12/8/2025 Bank of America NA 5.33% S&P 500
®
102,156,279
935,767,538 4/7/2026 Barclays Capital 5.28% S&P 500
®
(9,505,051)
1,071,762,364 12/8/2025 BNP Paribas SA 5.58% S&P 500
®
109,577,203
1,055,673,305 3/6/2026 Citibank NA 5.28% S&P 500
®
(3,292,022)
1,016,373,605 11/6/2025 Goldman Sachs International 5.08% S&P 500
®
146,123,573
801,952,060 4/7/2025 J.P. Morgan Securities 5.08% S&P 500
®
146,395,784
887,863,586 3/6/2025
Morgan Stanley & Co.
International plc 5.18% S&P 500
®
163,379,267
902,350,885 11/6/2025 Societe Generale 5.38% S&P 500
®
153,113,006
955,691,296 3/6/2026 UBS AG 5.20% S&P 500
®
2,423,340
8,787,919,053 810,371,379
Total Unrealized
Appreciation
823,168,452
Total Unrealized
Depreciation
(12,797,073)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .6%
Repurchase Agreements (a) — 59 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $14,630,785
(Cost $14,625,508) $ 14,625,508
$ 14,625,508
U.S. Treasury Obligations (b) — 40 .4%
U.S. Treasury Bills
4.25%, 3/25/2025 (c)
(Cost $9,972,000) 10,000,000 9,974,181
Total Short-Term Investments
(Cost $24,597,508) 24,599,689
Total Investments — 99.6%
(Cost $24,597,508) 24,599,689
Other assets less liabilities — 0.4% 101,410
Net Assets — 100.0% $ 24,701,099
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,732,136.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 1 6/18/2025 U.S. Dollar $ 118,531 $ (1,096)
Swap Agreements
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(7,617,454) 12/8/2025 Bank of America NA (4.23)%
ICE U.S. Treasury 20+ Year
Bond Index 612,035
(7,590,536) 11/6/2025 Barclays Capital (4.26)%
ICE U.S. Treasury 20+ Year
Bond Index 212,360
(13,108,999) 12/11/2025 Citibank NA (4.18)%
ICE U.S. Treasury 20+ Year
Bond Index (690,750)
(10,862,100) 12/8/2025 Goldman Sachs International (4.19)%
ICE U.S. Treasury 20+ Year
Bond Index 439,610
(12,054,985) 12/8/2025
Morgan Stanley & Co.
International plc (4.27)%
ICE U.S. Treasury 20+ Year
Bond Index 203,559
(6,492,887) 11/6/2025 Societe Generale (4.22)%
ICE U.S. Treasury 20+ Year
Bond Index (203,136)
(16,499,123) 11/6/2025 UBS AG (4.18)%
ICE U.S. Treasury 20+ Year
Bond Index (520,312)
(74,226,084) 53,366
Total Unrealized
Appreciation
1,467,564
Total Unrealized
Depreciation
(1,414,198)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT DOW30
~
SM
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Investments
Principal
Amount Value
Short-Term Investments — 147 .5%
Repurchase Agreements (a) — 31 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $76,286,805
(Cost $76,259,294) $ 76,259,294
$ 76,259,294
U.S. Treasury Obligations (b) — 115 .8%
U.S. Treasury Bills
4.27%, 3/20/2025 (c) 75,000,000 74,850,895
4.26%, 4/1/2025 (c) 75,000,000 74,743,985
4.24%, 4/3/2025 (c) 20,000,000 19,927,150
4.25%, 4/10/2025 (c) 109,000,000 108,513,545
Total U.S. Treasury Obligations
(Cost $277,969,828) 278,035,575
Total Short-Term Investments
(Cost $354,229,122) 354,294,869
Total Investments — 147.5%
(Cost $354,229,122) 354,294,869
Liabilities in excess of other assets — (47.5%) (114,065,484)
Net Assets — 100.0% $ 240,229,385
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $150,681,250.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
DJIA CBOT E-Mini Index 112 3/21/2025 U.S. Dollar $ 24,577,840 $ 275,732

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Swap Agreements
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(105,393,548) 3/6/2025 Bank of America NA (5.23)%
Dow Jones Industrial
Average
SM
(19,889,321)
(93,249,615) 11/6/2025 Barclays Capital (4.88)%
Dow Jones Industrial
Average
SM
(33,053,720)
(101,973,957) 1/12/2027 BNP Paribas SA (5.28)%
Dow Jones Industrial
Average
SM
2,155,634
(128,541,548) 3/6/2026 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
(7,012,253)
(65,191,433) 11/6/2026 Goldman Sachs International (4.83)%
Dow Jones Industrial
Average
SM
465,472
(43,534,024) 3/6/2025
Morgan Stanley & Co.
International plc (4.68)%
Dow Jones Industrial
Average
SM
(22,551,693)
(78,212,183) 3/6/2025 Societe Generale (5.08)%
Dow Jones Industrial
Average
SM
(32,379,382)
(80,041,621) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
(318,168)
(696,137,929) (112,583,431)
Total Unrealized
Appreciation
2,621,106
Total Unrealized
Depreciation
(115,204,537)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT MIDCAP400 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 85 .0%
Repurchase Agreements (a) — 47 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,557,912
(Cost $1,557,350) $ 1,557,350
$ 1,557,350
U.S. Treasury Obligations (b) — 37 .8%
U.S. Treasury Bills
4.40%, 4/1/2025 (c)
(Cost $1,245,327) 1,250,000 1,245,733
Total Short-Term Investments
(Cost $2,802,677) 2,803,083
Total Investments — 85.0%
(Cost $2,802,677) 2,803,083
Other assets less liabilities — 15.0% 494,997
Net Assets — 100.0% $ 3,298,080
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $726,915.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400 E-Mini Index 1 3/21/2025 U.S. Dollar $ 309,970 $ 21,708
Swap Agreements
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(612,840) 11/6/2026 Bank of America NA (5.08)% S&P MidCap 400
®
235,090
(2,887,775) 1/12/2027 BNP Paribas SA (4.98)% S&P MidCap 400
®
39,674
(2,720,637) 3/6/2026 Citibank NA (4.68)% S&P MidCap 400
®
(115,253)
(2,154,224) 3/6/2026
Morgan Stanley & Co.
International plc (4.68)% S&P MidCap 400
®
223,724
(1,213,299) 11/6/2026 Societe Generale (4.71)% S&P MidCap 400
®
58,161
(9,588,775) 441,396
Total Unrealized
Appreciation
556,649
Total Unrealized
Depreciation
(115,253)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Investments
Principal
Amount Value
Short-Term Investments — 171 .3%
Repurchase Agreements (a) — 16 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $350,431,363
(Cost $350,304,992) $ 350,304,992
$ 350,304,992
U.S. Treasury Obligations (b) — 155 .1%
U.S. Treasury Bills
4.25%, 3/4/2025 (c) 125,000,000 124,985,269
4.37%, 3/11/2025 (c) 550,000,000 549,477,500
4.26%, 3/18/2025 (c) 150,000,000 149,733,438
4.28%, 3/20/2025 (c) 340,000,000 339,324,059
4.25%, 3/25/2025 (c) 995,000,000 992,430,970
4.33%, 4/1/2025 (c) 800,000,000 797,269,168
4.25%, 4/10/2025 (c) 400,000,000 398,214,844
Total U.S. Treasury Obligations
(Cost $3,350,604,478) 3,351,435,248
Total Short-Term Investments
(Cost $3,700,909,470) 3,701,740,240
Total Investments — 171.3%
(Cost $3,700,909,470) 3,701,740,240
Liabilities in excess of other assets — (71.3%) (1,540,464,776)
Net Assets — 100.0% $ 2,161,275,464
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,050,936,400.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 411 3/21/2025 U.S. Dollar $ 171,958,290 $ 8,326,002

ULTRAPRO SHORT QQQ :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Swap Agreements
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(628,307,475) 3/6/2025 Bank of America NA (5.18)% Nasdaq-100 Index
®
(256,436,857)
(476,498,699) 11/6/2025 Barclays Capital (4.88)% Nasdaq-100 Index
®
(375,717,871)
(645,996,570) 1/26/2026 BNP Paribas SA (5.23)% Nasdaq-100 Index
®
(90,817,023)
(447,114,334) 3/6/2026 Citibank NA (5.08)% Nasdaq-100 Index
®
(98,599,185)
(779,155,568) 1/12/2027 Goldman Sachs International (4.68)% Nasdaq-100 Index
®
28,803,967
(786,339,805) 4/7/2025 J.P. Morgan Securities (4.88)% Nasdaq-100 Index
®
(193,631,172)
(437,382,199) 1/26/2026
Morgan Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(79,952,602)
(676,842,844) 4/7/2026 Nomura (5.03)% Nasdaq-100 Index
®
(34,549,743)
(679,933,736) 11/6/2025 Societe Generale (5.28)% Nasdaq-100 Index
®
(390,733,521)
(754,547,551) 4/7/2026 UBS AG (4.80)% Nasdaq-100 Index
®
(6,711,615)
(6,312,118,781) (1,498,345,622)
Total Unrealized
Appreciation
28,803,967
Total Unrealized
Depreciation
(1,527,149,589)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Investments
Principal
Amount Value
Short-Term Investments — 118 .0%
Repurchase Agreements (a) — 46 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $42,104,422
(Cost $42,089,239) $ 42,089,239
$ 42,089,239
U.S. Treasury Obligations (b) — 72 .0%
U.S. Treasury Bills
4.26%, 3/18/2025 (c) 20,000,000 19,964,459
4.26%, 4/1/2025 (c) 40,000,000 39,863,458
4.26%, 6/17/2025 (c) 6,000,000 5,925,840
Total U.S. Treasury Obligations
(Cost $65,738,266) 65,753,757
Total Short-Term Investments
(Cost $107,827,505) 107,842,996
Total Investments — 118.0%
(Cost $107,827,505) 107,842,996
Liabilities in excess of other assets — (18.0%) (16,427,672)
Net Assets — 100.0% $ 91,415,324
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $40,896,355.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 78 3/21/2025 U.S. Dollar $ 8,444,670 $ 657,131
Swap Agreements
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(39,659,888) 3/6/2026 Bank of America NA (4.73)% Russell 2000
®
Index (7,136,792)
(30,285,143) 11/6/2026 Barclays Capital (4.78)% Russell 2000
®
Index 3,422,986
(45,307,664) 3/6/2026 BNP Paribas SA (4.93)% Russell 2000
®
Index (3,221,155)
(46,694,192) 11/6/2025 Citibank NA (4.58)% Russell 2000
®
Index (14,075,123)
(16,223,025) 11/6/2026 Goldman Sachs International (4.48)% Russell 2000
®
Index 2,053,364
(19,924,038) 1/26/2026
Morgan Stanley & Co.
International plc (4.33)% Russell 2000
®
Index (403,124)
(32,214,602) 1/26/2026 Societe Generale (4.83)% Russell 2000
®
Index 131,237
(35,500,422) 1/12/2027 UBS AG (4.63)% Russell 2000
®
Index 1,721,673
(265,808,974) (17,506,934)
Total Unrealized
Appreciation
7,329,260
Total Unrealized
Depreciation
(24,836,194)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT S&P500
®
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Investments
Principal
Amount Value
Short-Term Investments — 160 .0%
Repurchase Agreements (a) — 21 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $93,167,312
(Cost $93,133,715) $ 93,133,715
$ 93,133,715
U.S. Treasury Obligations (b) — 138 .9%
U.S. Treasury Bills
4.25%, 3/4/2025 (c) 50,000,000 49,994,107
4.26%, 3/11/2025 (c) 50,000,000 49,952,500
4.26%, 3/18/2025 (c) 25,000,000 24,955,573
4.27%, 3/20/2025 (c) 125,000,000 124,751,492
4.26%, 3/25/2025 (c) 125,000,000 124,677,258
4.32%, 4/1/2025 (c) 125,000,000 124,573,308
4.24%, 4/3/2025 (c) 40,000,000 39,854,300
4.25%, 4/10/2025 (c) 75,000,000 74,665,283
Total U.S. Treasury Obligations
(Cost $613,275,853) 613,423,821
Total Short-Term Investments
(Cost $706,409,568) 706,557,536
Total Investments — 160.0%
(Cost $706,409,568) 706,557,536
Liabilities in excess of other assets — (60.0%) (265,051,344)
Net Assets — 100.0% $ 441,506,192
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $316,092,469.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P 500 E-Mini Index 142 3/21/2025 U.S. Dollar $ 42,339,075 $ 1,074,040

FEBRUARY 28, 2025 (Unaudited) :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Swap Agreements
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(244,646,587) 1/12/2027 Bank of America NA (5.03)% S&P 500
®
5,121,829
(203,590,310) 3/6/2026 Barclays Capital (4.88)% S&P 500
®
(32,719,562)
(114,874,214) 11/6/2025 BNP Paribas SA (5.28)% S&P 500
®
(22,851,363)
(154,840,818) 3/6/2026 Citibank NA (4.88)% S&P 500
®
(18,650,267)
(142,330,414) 1/26/2026 Goldman Sachs International (4.83)% S&P 500
®
(14,381,091)
(108,502,899) 4/7/2025 J.P. Morgan Securities (4.78)% S&P 500
®
(54,145,954)
(81,356,333) 4/10/2025
Morgan Stanley & Co.
International plc (4.68)% S&P 500
®
(45,919,240)
(91,205,076) 1/26/2026 Societe Generale (5.08)% S&P 500
®
(26,342,882)
(140,939,966) 4/7/2026 UBS AG (4.80)% S&P 500
®
(3,543,922)
(1,282,286,617) (213,432,452)
Total Unrealized
Appreciation
5,121,829
Total Unrealized
Depreciation
(218,554,281)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT 7-10 YEAR TREASURY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
Investments
Principal
Amount Value
Short-Term Investments — 102 .8%
Repurchase Agreements (a) — 32 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,888,004
(Cost $4,886,243) $ 4,886,243
$ 4,886,243
U.S. Treasury Obligations (b) — 70 .1%
U.S. Treasury Bills
4.33%, 3/13/2025 (c) 2,500,000 2,497,047
4.24%, 4/3/2025 (c) 8,000,000 7,970,860
Total U.S. Treasury Obligations
(Cost $10,465,666) 10,467,907
Total Short-Term Investments
(Cost $15,351,909) 15,354,150
Total Investments — 102.8%
(Cost $15,351,909) 15,354,150
Liabilities in excess of other assets — (2.8%) (415,124)
Net Assets — 100.0% $ 14,939,026
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,085,717.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 4 6/18/2025 U.S. Dollar $ 445,000 $ (2,757)
Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(7,654,601) 12/8/2025 Bank of America NA (4.17)%
ICE U.S. Treasury 7-10 Year
Bond Index (51,313)
(9,117,714) 12/11/2025 Citibank NA (4.17)%
ICE U.S. Treasury 7-10 Year
Bond Index (73,180)
(5,666,382) 11/6/2025 Goldman Sachs International (4.26)%
ICE U.S. Treasury 7-10 Year
Bond Index (123,164)
(7,140,671) 11/6/2025 Societe Generale (4.24)%
ICE U.S. Treasury 7-10 Year
Bond Index (138,580)
(29,579,368) (386,237)
Total Unrealized
Depreciation
(386,237)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Investments
Principal
Amount Value
Short-Term Investments — 102 .6%
Repurchase Agreements (a) — 20 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $61,269,814
(Cost $61,247,720) $ 61,247,720
$ 61,247,720
U.S. Treasury Obligations (b) — 82 .4%
U.S. Treasury Bills
4.26%, 3/18/2025 (c) 50,000,000 49,911,146
4.26%, 3/20/2025 (c) 200,000,000 199,602,388
Total U.S. Treasury Obligations
(Cost $249,453,886) 249,513,534
Total Short-Term Investments
(Cost $310,701,606) 310,761,254
Total Investments — 102.6%
(Cost $310,701,606) 310,761,254
Liabilities in excess of other assets — (2.6%) (7,986,411)
Net Assets — 100.0% $ 302,774,843
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $28,697,311.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 19 6/18/2025 U.S. Dollar $ 2,252,094 $ (20,817)

ULTRASHORT 20+ YEAR TREASURY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Swap Agreements
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(95,668,074) 12/8/2025 Bank of America NA (4.23)%
ICE U.S. Treasury 20+ Year
Bond Index (9,083,180)
(107,529,962) 12/11/2025 Barclays Capital (4.26)%
ICE U.S. Treasury 20+ Year
Bond Index (328,507)
(115,015,834) 12/11/2025 Citibank NA (4.18)%
ICE U.S. Treasury 20+ Year
Bond Index (741,885)
(108,159,396) 12/8/2025 Goldman Sachs International (4.19)%
ICE U.S. Treasury 20+ Year
Bond Index 563,269
(142,986,765) 12/8/2025
Morgan Stanley & Co.
International plc (4.27)%
ICE U.S. Treasury 20+ Year
Bond Index 1,301,160
(37,126,161) 12/8/2025 Societe Generale (4.22)%
ICE U.S. Treasury 20+ Year
Bond Index 302,319
(606,486,192) (7,986,824)
Total Unrealized
Appreciation
2,166,748
Total Unrealized
Depreciation
(10,153,572)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SCC
::
Investments
Principal
Amount Value
Short-Term Investments — 96 .6%
Repurchase Agreements (a) — 56 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,052,081
(Cost $1,051,700) $ 1,051,700
$ 1,051,700
U.S. Treasury Obligations (b) — 40 .2%
U.S. Treasury Bills
4.26%, 3/11/2025 (c) 350,000 349,667
4.27%, 4/1/2025 (c) 300,000 298,976
4.25%, 4/10/2025 (c) 100,000 99,554
Total U.S. Treasury Obligations
(Cost $748,021) 748,197
Total Short-Term Investments
(Cost $1,799,721) 1,799,897
Total Investments — 96.6%
(Cost $1,799,721) 1,799,897
Other assets less liabilities — 3.4% 64,287
Net Assets — 100.0% $ 1,864,184
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $383,455.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,462,968) 3/6/2026 BNP Paribas SA (5.18)%
S&P Consumer Discretionary
Select Sector Index
c
(111,215)
(645,363) 3/6/2026 Goldman Sachs International (4.58)%
S&P Consumer Discretionary
Select Sector Index
c
(209,967)
(575,594) 3/6/2026 Societe Generale (4.78)%
S&P Consumer Discretionary
Select Sector Index
c
(80,717)
(1,048,714) 3/8/2027 UBS AG (4.63)%
S&P Consumer Discretionary
Select Sector Index
c
15,724
(3,732,639) (386,175)
Total Unrealized
Appreciation
15,724
Total Unrealized
Depreciation
(401,899)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT CONSUMER STAPLES :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SZK
::
Investments
Principal
Amount Value
Short-Term Investments — 109 .0%
Repurchase Agreements (a) — 109 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $637,983
(Cost $637,753) $ 637,753
$ 637,753
Total Investments — 109.0%
(Cost $637,753) 637,753
Liabilities in excess of other assets — (9.0%) (52,828)
Net Assets — 100.0% $ 584,925
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(389,875) 3/6/2025 Bank of America NA (4.93)%
S&P Consumer Staples Select
Sector Index
c
(97,295)
(351,306) 3/6/2025 Goldman Sachs International (4.58)%
S&P Consumer Staples Select
Sector Index
c
(39,890)
(245,663) 3/6/2026 Societe Generale (4.78)%
S&P Consumer Staples Select
Sector Index
c
(29,532)
(184,457) 3/6/2026 UBS AG (4.63)%
S&P Consumer Staples Select
Sector Index
c
(12,310)
(1,171,301) (179,027)
Total Unrealized
Depreciation
(179,027)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Investments
Principal
Amount Value
Short-Term Investments — 111 .3%
Repurchase Agreements (a) — 69 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $41,025,376
(Cost $41,010,580) $ 41,010,580
$ 41,010,580
U.S. Treasury Obligations (b) — 42 .1%
U.S. Treasury Bills
4.24%, 3/20/2025 (c) 15,000,000 14,970,179
4.24%, 4/3/2025 (c) 10,000,000 9,963,575
Total U.S. Treasury Obligations
(Cost $24,928,217) 24,933,754
Total Short-Term Investments
(Cost $65,938,797) 65,944,334
Total Investments — 111.3%
(Cost $65,938,797) 65,944,334
Liabilities in excess of other assets — (11.3%) (6,710,653)
Net Assets — 100.0% $ 59,233,681
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,233,650.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
DJIA CBOT E-Mini Index 26 3/21/2025 U.S. Dollar $ 5,705,570 $ 68,354
Swap Agreements
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(15,607,364) 11/6/2025 Bank of America NA (5.23)%
Dow Jones Industrial
Average
SM
(1,799,147)
(9,425,796) 11/6/2025 Barclays Capital (4.88)%
Dow Jones Industrial
Average
SM
(1,805,810)
(14,511,341) 1/12/2027 BNP Paribas SA (5.28)%
Dow Jones Industrial
Average
SM
296,931
(17,448,682) 3/6/2025 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
(6,663,835)
(18,867,506) 11/6/2026 Goldman Sachs International (4.83)%
Dow Jones Industrial
Average
SM
134,715
(17,141,796) 11/6/2026 Societe Generale (5.08)%
Dow Jones Industrial
Average
SM
(31,160)
(19,745,595) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
5,609
(112,748,080) (9,862,697)
Total Unrealized
Appreciation
437,255
Total Unrealized
Depreciation
(10,299,952)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT ENERGY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DUG
::
Investments
Principal
Amount Value
Short-Term Investments — 127 .6%
Repurchase Agreements (a) — 35 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $5,324,205
(Cost $5,322,285) $ 5,322,285
$ 5,322,285
U.S. Treasury Obligations (b) — 92 .4%
U.S. Treasury Bills
4.40%, 4/1/2025 (c) 9,000,000 8,969,278
4.24%, 4/3/2025 (c) 5,000,000 4,981,788
Total U.S. Treasury Obligations
(Cost $13,947,130) 13,951,066
Total Short-Term Investments
(Cost $19,269,415) 19,273,351
Total Investments — 127.6%
(Cost $19,269,415) 19,273,351
Liabilities in excess of other assets — (27.6%) (4,165,594)
Net Assets — 100.0% $ 15,107,757
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,024,185.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Energy had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(5,865,281) 3/6/2025 Bank of America NA (4.73)%
S&P Energy Select Sector
Index
c
(1,284,803)
(8,081,075) 3/6/2026 BNP Paribas SA (5.28)%
S&P Energy Select Sector
Index
c
25,202
(5,451,844) 3/6/2025 Goldman Sachs International (4.58)%
S&P Energy Select Sector
Index
c
(801,845)
(4,410,631) 3/6/2025 Societe Generale (4.78)%
S&P Energy Select Sector
Index
c
(1,390,919)
(6,403,512) 3/6/2025 UBS AG (4.63)%
S&P Energy Select Sector
Index
c
(677,756)
(30,212,343) (4,130,121)
Total Unrealized
Appreciation
25,202
Total Unrealized
Depreciation
(4,155,323)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
Investments
Principal
Amount Value
Short-Term Investments — 148 .8%
Repurchase Agreements (a) — 45 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,442,220
(Cost $4,440,617) $ 4,440,617
$ 4,440,617
U.S. Treasury Obligations (b) — 102 .9%
U.S. Treasury Bills
4.27%, 3/6/2025 (c) 2,500,000 2,499,122
4.24%, 4/3/2025 (c) 5,000,000 4,981,787
4.26%, 6/17/2025 (c) 2,500,000 2,469,100
Total U.S. Treasury Obligations
(Cost $9,947,776) 9,950,009
Total Short-Term Investments
(Cost $14,388,393) 14,390,626
Total Investments — 148.8%
(Cost $14,388,393) 14,390,626
Liabilities in excess of other assets — (48.8%) (4,721,600)
Net Assets — 100.0% $ 9,669,026
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,826,062.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,069,187) 11/6/2025 Bank of America NA (4.78)%
S&P Financial Select Sector
Index
c
(449,827)
(1,883,927) 3/6/2026 Barclays Capital (4.98)%
S&P Financial Select Sector
Index
c
(719,986)
(2,244,392) 3/6/2026 BNP Paribas SA (5.18)%
S&P Financial Select Sector
Index
c
(549,710)
(1,518,322) 4/7/2025 Citibank NA (4.73)%
S&P Financial Select Sector
Index
c
(759,068)
(4,738,732) 3/8/2027 Goldman Sachs International (4.58)%
S&P Financial Select Sector
Index
c
(69,013)
(700,369) 3/6/2026 J.P. Morgan Securities (4.98)%
S&P Financial Select Sector
Index
c
(104,275)
(5,965,341) 3/6/2026 Societe Generale (4.98)%
S&P Financial Select Sector
Index
c
(1,660,353)
(1,213,116) 3/6/2026 UBS AG (4.63)%
S&P Financial Select Sector
Index
c
(375,802)
(19,333,386) (4,688,034)
Total Unrealized
Depreciation
(4,688,034)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FTSE CHINA 50 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FXP
::
Investments
Principal
Amount Value
Short-Term Investments — 225 .9%
Repurchase Agreements (a) — 26 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $2,135,302
(Cost $2,134,531) $ 2,134,531
$ 2,134,531
U.S. Treasury Obligations (b) — 199 .3%
U.S. Treasury Bills
4.26%, 3/11/2025 (c) 5,000,000 4,995,250
4.26%, 3/18/2025 (c) 3,000,000 2,994,669
4.25%, 3/25/2025 (c) 2,750,000 2,742,900
4.40%, 4/1/2025 (c) 4,000,000 3,986,346
4.25%, 4/10/2025 (c) 1,300,000 1,294,198
Total U.S. Treasury Obligations
(Cost $16,009,354) 16,013,363
Total Short-Term Investments
(Cost $18,143,885) 18,147,894
Total Investments — 225.9%
(Cost $18,143,885) 18,147,894
Liabilities in excess of other assets — (125.9%) (10,114,579)
Net Assets — 100.0% $ 8,033,315
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,805,338.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(5,274,940) 3/6/2025 Bank of America NA (3.63)% iShares
®
China Large-Cap ETF
c
(4,746,667)
(85,588) 11/13/2025 Citibank NA (1.78)% iShares
®
China Large-Cap ETF
c
(58,464)
(7,070,665) 3/6/2025 Goldman Sachs International (3.83)% iShares
®
China Large-Cap ETF
c
(4,800,786)
(278,563) 11/13/2025
Morgan Stanley & Co.
International plc (4.13)% iShares
®
China Large-Cap ETF
c
(151,106)
(193,783) 11/6/2026 Societe Generale (4.18)% iShares
®
China Large-Cap ETF
c
(146,540)
(3,178,852) 3/6/2026 UBS AG (4.43)% iShares
®
China Large-Cap ETF
c
(295,303)
(16,082,391) (10,198,866)
Total Unrealized
Depreciation
(10,198,866)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EPV
::
Investments
Principal
Amount Value
Short-Term Investments — 112 .2%
Repurchase Agreements (a) — 5 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $996,986
(Cost $996,626) $ 996,626
$ 996,626
U.S. Treasury Obligations (b) — 106 .7%
U.S. Treasury Bills
4.25%, 3/25/2025 (c) 9,500,000 9,475,472
4.24%, 4/3/2025 (c) 10,000,000 9,963,575
Total U.S. Treasury Obligations
(Cost $19,434,946) 19,439,047
Total Short-Term Investments
(Cost $20,431,572) 20,435,673
Total Investments — 112.2%
(Cost $20,431,572) 20,435,673
Liabilities in excess of other assets — (12.2%) (2,217,288)
Net Assets — 100.0% $ 18,218,385
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,575,042.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(7,370,265) 11/13/2025 Citibank NA (3.73)%
Vanguard
®
FTSE Europe ETF
Shares
c
(650,239)
(14,574,907) 4/10/2025 Goldman Sachs International (3.83)%
Vanguard
®
FTSE Europe ETF
Shares
c
(476,463)
(438,597) 11/13/2025
Morgan Stanley & Co.
International plc (4.13)%
Vanguard
®
FTSE Europe ETF
Shares
c
(32,290)
(6,716,971) 11/6/2026 Societe Generale (3.48)%
Vanguard
®
FTSE Europe ETF
Shares
c
(902,215)
(7,456,383) 3/6/2025 UBS AG (3.08)%
Vanguard
®
FTSE Europe ETF
Shares
c
(964,044)
(36,557,123) (3,025,251)
Total Unrealized
Depreciation
(3,025,251)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT HEALTH CARE :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXD
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .4%
Repurchase Agreements (a) — 99 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,329,363
(Cost $1,328,884) $ 1,328,884
$ 1,328,884
Total Investments — 99.4%
(Cost $1,328,884) 1,328,884
Other assets less liabilities — 0.6% 8,483
Net Assets — 100.0% $ 1,337,367
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(640,606) 3/6/2025 Bank of America NA (4.98)%
S&P Health Care Select Sector
Index
c
(98,630)
(314,288) 3/6/2026 BNP Paribas SA (5.28)%
S&P Health Care Select Sector
Index
c
1,260
(160,903) 4/7/2025 Citibank NA (4.78)%
S&P Health Care Select Sector
Index
c
(8,880)
(157,896) 3/6/2025 Goldman Sachs International (4.58)%
S&P Health Care Select Sector
Index
c
(55,198)
(792,487) 11/6/2025 Societe Generale (4.88)%
S&P Health Care Select Sector
Index
c
(2,691)
(610,531) 3/6/2026 UBS AG (4.33)%
S&P Health Care Select Sector
Index
c
167
(2,676,711) (163,972)
Total Unrealized
Appreciation
1,427
Total Unrealized
Depreciation
(165,399)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SIJ
::
Investments
Principal
Amount Value
Short-Term Investments — 137 .1%
Repurchase Agreements (a) — 61 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $611,551
(Cost $611,332) $ 611,332
$ 611,332
U.S. Treasury Obligations (b) — 75 .5%
U.S. Treasury Bills
4.28%, 3/20/2025 (c) 250,000 249,503
4.25%, 3/25/2025 (c) 500,000 498,709
Total U.S. Treasury Obligations
(Cost $748,042) 748,212
Total Short-Term Investments
(Cost $1,359,374) 1,359,544
Total Investments — 137.1%
(Cost $1,359,374) 1,359,544
Liabilities in excess of other assets — (37.1%) (367,629)
Net Assets — 100.0% $ 991,915
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $108,718.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(546,633) 11/6/2025 Bank of America NA (4.98)%
S&P Industrials Select Sector
Index
c
(48,254)
(472,467) 3/6/2026 BNP Paribas SA (5.28)%
S&P Industrials Select Sector
Index
c
(81,349)
(531,525) 3/6/2025 Goldman Sachs International (4.58)%
S&P Industrials Select Sector
Index
c
(113,702)
(233,487) 3/6/2026 Societe Generale (4.78)%
S&P Industrials Select Sector
Index
c
(84,648)
(199,150) 3/6/2025 UBS AG (4.63)%
S&P Industrials Select Sector
Index
c
(124,164)
(1,983,262) (452,117)
Total Unrealized
Depreciation
(452,117)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MATERIALS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMN
::
Investments
Principal
Amount Value
Short-Term Investments — 145 .7%
Repurchase Agreements (a) — 61 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $507,348
(Cost $507,165) $ 507,165
$ 507,165
U.S. Treasury Obligations (b) — 84 .4%
U.S. Treasury Bills
4.27%, 3/6/2025 (c) 500,000 499,824
4.25%, 4/10/2025 (c) 50,000 49,777
4.26%, 6/17/2025 (c) 150,000 148,146
Total U.S. Treasury Obligations
(Cost $697,579) 697,747
Total Short-Term Investments
(Cost $1,204,744) 1,204,912
Total Investments — 145.7%
(Cost $1,204,744) 1,204,912
Liabilities in excess of other assets — (45.7%) (377,728)
Net Assets — 100.0% $ 827,184
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $323,886.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Materials had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(282,705) 3/6/2025 Bank of America NA (4.63)%
S&P Materials Select Sector
Index
c
(92,344)
(526,773) 3/6/2026 BNP Paribas SA (5.28)%
S&P Materials Select Sector
Index
c
570
(274,224) 3/6/2025 Goldman Sachs International (4.58)%
S&P Materials Select Sector
Index
c
(66,834)
(307,206) 3/6/2025 Societe Generale (4.78)%
S&P Materials Select Sector
Index
c
(168,090)
(265,743) 3/6/2025 UBS AG (4.63)%
S&P Materials Select Sector
Index
c
(140,593)
(1,656,651) (467,291)
Total Unrealized
Appreciation
570
Total Unrealized
Depreciation
(467,861)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 100 .5%
Repurchase Agreements (a) — 100 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,137,521
(Cost $1,137,111) $ 1,137,111
$ 1,137,111
Total Investments — 100.5%
(Cost $1,137,111) 1,137,111
Liabilities in excess of other assets — (0.5%) (5,729)
Net Assets — 100.0% $ 1,131,382
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(454,987) 1/12/2027 Bank of America NA (5.08)% S&P MidCap 400
®
14,977
(693,314) 3/6/2026 BNP Paribas SA (4.98)% S&P MidCap 400
®
44,351
(572,603) 11/6/2025 Citibank NA (4.68)% S&P MidCap 400
®
(147,716)
(328,086) 1/26/2026
Morgan Stanley & Co.
International plc (4.68)% S&P MidCap 400
®
(36,789)
(213,565) 11/6/2026 Societe Generale (4.71)% S&P MidCap 400
®
10,447
(2,262,555) (114,730)
Total Unrealized
Appreciation
69,775
Total Unrealized
Depreciation
(184,505)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT MSCI BRAZIL CAPPED :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BZQ
::
Investments
Principal
Amount Value
Short-Term Investments — 79 .9%
Repurchase Agreements (a) — 50 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,211,549
(Cost $4,210,031) $ 4,210,031
$ 4,210,031
U.S. Treasury Obligations (b) — 29 .7%
U.S. Treasury Bills
4.25%, 3/25/2025 (c) 1,000,000 997,418
4.27%, 4/1/2025 (c) 1,500,000 1,494,880
Total U.S. Treasury Obligations
(Cost $2,491,705) 2,492,298
Total Short-Term Investments
(Cost $6,701,736) 6,702,329
Total Investments — 79.9%
(Cost $6,701,736) 6,702,329
Other assets less liabilities — 20.1% 1,681,553
Net Assets — 100.0% $ 8,383,882
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,106,105.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(3,132,765) 4/10/2025 Bank of America NA (3.53)%
iShares
®
MSCI Brazil Capped
ETF
c
267,784
(3,409,440) 11/13/2025 Citibank NA (4.33)%
iShares
®
MSCI Brazil Capped
ETF
c
460,527
(3,184,958) 3/6/2025 Goldman Sachs International (3.83)%
iShares
®
MSCI Brazil Capped
ETF
c
(1,112,431)
(1,485,176) 11/13/2025
Morgan Stanley & Co.
International plc (4.13)%
iShares
®
MSCI Brazil Capped
ETF
c
152,931
(1,347,793) 11/6/2026 Societe Generale (3.68)%
iShares
®
MSCI Brazil Capped
ETF
c
402,366
(4,179,864) 3/6/2025 UBS AG (4.23)%
iShares
®
MSCI Brazil Capped
ETF
c
(908,456)
(16,739,996) (737,279)
Total Unrealized
Appreciation
1,283,608
Total Unrealized
Depreciation
(2,020,887)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFU
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .8%
Repurchase Agreements (a) — 81 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $2,201,095
(Cost $2,200,301) $ 2,200,301
$ 2,200,301
U.S. Treasury Obligations (b) — 18 .5%
U.S. Treasury Bills
4.27%, 4/1/2025 (c)
(Cost $498,170) 500,000 498,293
Total Short-Term Investments
(Cost $2,698,471) 2,698,594
Total Investments — 99.8%
(Cost $2,698,471) 2,698,594
Other assets less liabilities — 0.2% 6,163
Net Assets — 100.0% $ 2,704,757
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $483,447.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(241,142) 11/13/2025 Citibank NA (4.13)% iShares
®
MSCI EAFE ETF
c
(12,580)
(106,435) 11/13/2025 Goldman Sachs International (4.18)% iShares
®
MSCI EAFE ETF
c
(11,358)
(3,903,178) 11/6/2026 Societe Generale (3.78)% iShares
®
MSCI EAFE ETF
c
(227,225)
(1,182,429) 3/6/2025 UBS AG (4.23)% iShares
®
MSCI EAFE ETF
c
(78,506)
(5,433,184) (329,669)
Total Unrealized
Depreciation
(329,669)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EMERGING MARKETS :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EEV
::
Investments
Principal
Amount Value
Short-Term Investments — 104 .6%
Repurchase Agreements (a) — 64 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,150,212
(Cost $3,149,075) $ 3,149,075
$ 3,149,075
U.S. Treasury Obligations (b) — 40 .5%
U.S. Treasury Bills
4.40%, 4/1/2025 (c)
(Cost $1,992,524) 2,000,000 1,993,173
Total Short-Term Investments
(Cost $5,141,599) 5,142,248
Total Investments — 104.6%
(Cost $5,141,599) 5,142,248
Liabilities in excess of other assets — (4.6%) (227,508)
Net Assets — 100.0% $ 4,914,740
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $954,437.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,337,768) 11/13/2025 Citibank NA (3.98)%
iShares
®
MSCI Emerging
Markets ETF
c
(26,322)
(1,778,086) 11/13/2025 Goldman Sachs International (3.98)%
iShares
®
MSCI Emerging
Markets ETF
c
(5,503)
(2,809,928) 11/6/2026 Societe Generale (4.13)%
iShares
®
MSCI Emerging
Markets ETF
c
(68,793)
(2,918,180) 3/6/2025 UBS AG (4.23)%
iShares
®
MSCI Emerging
Markets ETF
c
(689,448)
(9,843,962) (790,066)
Total Unrealized
Depreciation
(790,066)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EWV
::
Investments
Principal
Amount Value
Short-Term Investments — 76 .1%
Repurchase Agreements (a) — 76 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,705,781
(Cost $3,704,445) $ 3,704,445
$ 3,704,445
Total Investments — 76.1%
(Cost $3,704,445) 3,704,445
Other assets less liabilities — 23.9% 1,165,529
Net Assets — 100.0% $ 4,869,974
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(350,236) 4/10/2025 Bank of America NA (4.53)% iShares
®
MSCI Japan ETF
c
115,420
(1,319,897) 11/13/2025
Morgan Stanley & Co.
International plc (4.13)% iShares
®
MSCI Japan ETF
c
(16,388)
(3,930,469) 11/6/2026 Societe Generale (3.83)% iShares
®
MSCI Japan ETF
c
(106,356)
(4,130,159) 11/13/2025 UBS AG (4.33)% iShares
®
MSCI Japan ETF
c
(117,553)
(9,730,761) (124,877)
Total Unrealized
Appreciation
115,420
Total Unrealized
Depreciation
(240,297)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT NASDAQ BIOTECHNOLOGY :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIS
::
Investments
Principal
Amount Value
Short-Term Investments — 110 .5%
Repurchase Agreements (a) — 62 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $2,091,060
(Cost $2,090,303) $ 2,090,303
$ 2,090,303
U.S. Treasury Obligations (b) — 47 .9%
U.S. Treasury Bills
4.46%, 3/11/2025 (c) 1,500,000 1,498,575
4.25%, 4/10/2025 (c) 100,000 99,554
Total U.S. Treasury Obligations
(Cost $1,597,698) 1,598,129
Total Short-Term Investments
(Cost $3,688,001) 3,688,432
Total Investments — 110.5%
(Cost $3,688,001) 3,688,432
Liabilities in excess of other assets — (10.5%) (349,737)
Net Assets — 100.0% $ 3,338,695
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $801,244.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(171,686) 3/6/2025 Bank of America NA (4.93)% Nasdaq Biotechnology Index
®
194,201
(1,707,827) 11/6/2025 BNP Paribas SA (4.58)% Nasdaq Biotechnology Index
®
(406,802)
(1,039,154) 3/6/2025 Citibank NA (3.93)% Nasdaq Biotechnology Index
®
(2,684)
(519,577) 1/26/2026
Morgan Stanley & Co.
International plc (4.63)% Nasdaq Biotechnology Index
®
(22,106)
(2,367,463) 11/6/2026 Societe Generale (4.73)% Nasdaq Biotechnology Index
®
35,467
(871,986) 11/6/2025 UBS AG (4.33)% Nasdaq Biotechnology Index
®
(126,951)
(6,677,693) (328,875)
Total Unrealized
Appreciation
229,668
Total Unrealized
Depreciation
(558,543)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Investments
Principal
Amount Value
Short-Term Investments — 137 .0%
Repurchase Agreements (a) — 37 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $95,417,111
(Cost $95,382,703) $ 95,382,703
$ 95,382,703
U.S. Treasury Obligations (b) — 99 .1%
U.S. Treasury Bills
4.26%, 3/18/2025 (c) 70,000,000 69,875,604
4.27%, 3/20/2025 (c) 75,000,000 74,850,896
4.24%, 4/3/2025 (c) 65,000,000 64,763,238
4.25%, 4/10/2025 (c) 40,000,000 39,821,484
Total U.S. Treasury Obligations
(Cost $249,254,404) 249,311,222
Total Short-Term Investments
(Cost $344,637,107) 344,693,925
Total Investments — 137.0%
(Cost $344,637,107) 344,693,925
Liabilities in excess of other assets — (37.0%) (93,016,046)
Net Assets — 100.0% $ 251,677,879
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $103,498,649.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 63 3/21/2025 U.S. Dollar $ 26,358,570 $ 1,392,853

ULTRASHORT QQQ :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Swap Agreements
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(41,121,403) 1/26/2026 Bank of America NA (5.18)% Nasdaq-100 Index
®
(3,135,590)
(58,539,001) 11/6/2025 Barclays Capital (4.88)% Nasdaq-100 Index
®
(15,550,341)
(52,754,020) 1/26/2026 BNP Paribas SA (5.23)% Nasdaq-100 Index
®
(5,724,195)
(30,031,782) 3/6/2026 Citibank NA (5.08)% Nasdaq-100 Index
®
(11,761,715)
(75,705,986) 11/6/2026 Goldman Sachs International (4.83)% Nasdaq-100 Index
®
(1,413,909)
(44,609,100) 4/7/2025 J.P. Morgan Securities (4.88)% Nasdaq-100 Index
®
(12,796,602)
(26,001,090) 4/10/2025
Morgan Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(13,699,805)
(11,611,732) 4/7/2026 Nomura (5.03)% Nasdaq-100 Index
®
(1,444,026)
(87,129,759) 3/6/2026 Societe Generale (5.28)% Nasdaq-100 Index
®
(5,365,769)
(49,490,601) 3/6/2026 UBS AG (4.80)% Nasdaq-100 Index
®
(4,726,688)
(476,994,474) (75,618,640)
Total Unrealized
Depreciation
(75,618,640)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
Investments
Principal
Amount Value
Short-Term Investments — 152 .0%
Repurchase Agreements (a) — 35 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $7,913,180
(Cost $7,910,326) $ 7,910,326
$ 7,910,326
U.S. Treasury Obligations (b) — 116 .5%
U.S. Treasury Bills
4.40%, 4/1/2025 (c) 16,000,000 15,945,383
4.24%, 4/3/2025 (c) 10,000,000 9,963,575
Total U.S. Treasury Obligations
(Cost $25,901,737) 25,908,958
Total Short-Term Investments
(Cost $33,812,063) 33,819,284
Total Investments — 152.0%
(Cost $33,812,063) 33,819,284
Liabilities in excess of other assets — (52.0%) (11,566,672)
Net Assets — 100.0% $ 22,252,612
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,199,270.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(5,336,609) 3/6/2025 Bank of America NA (4.83)%
S&P Real Estate Select Sector
Index
c
(3,587,670)
(6,992,395) 3/6/2026 BNP Paribas SA (5.18)%
S&P Real Estate Select Sector
Index
c
(1,400,199)
(3,037,765) 4/7/2025 Citibank NA (4.78)%
S&P Real Estate Select Sector
Index
c
(854,556)
(7,027,390) 3/6/2025 Goldman Sachs International (4.58)%
S&P Real Estate Select Sector
Index
c
(2,176,620)
(4,714,761) 3/6/2025 Societe Generale (4.93)%
S&P Real Estate Select Sector
Index
c
(1,390,527)
(17,498,697) 3/6/2025 UBS AG (4.63)%
S&P Real Estate Select Sector
Index
c
(2,449,508)
(44,607,617) (11,859,080)
Total Unrealized
Depreciation
(11,859,080)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT RUSSELL2000 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
Investments
Principal
Amount Value
Short-Term Investments — 119 .7%
Repurchase Agreements (a) — 11 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $5,783,589
(Cost $5,781,503) $ 5,781,503
$ 5,781,503
U.S. Treasury Obligations (b) — 108 .1%
U.S. Treasury Bills
4.43%, 3/11/2025 (c) 30,000,000 29,971,500
4.24%, 3/20/2025 (c) 10,000,000 9,980,119
4.24%, 4/3/2025 (c) 14,000,000 13,949,005
Total U.S. Treasury Obligations
(Cost $53,887,532) 53,900,624
Total Short-Term Investments
(Cost $59,669,035) 59,682,127
Total Investments — 119.7%
(Cost $59,669,035) 59,682,127
Liabilities in excess of other assets — (19.7%) (9,832,359)
Net Assets — 100.0% $ 49,849,768
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,074,100.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 55 3/21/2025 U.S. Dollar $ 5,954,575 $ 453,259
Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(11,204,703) 11/6/2025 Bank of America NA (4.73)% Russell 2000
®
Index (1,263,968)
(7,789,215) 11/6/2025 Barclays Capital (4.78)% Russell 2000
®
Index (3,455,589)
(12,329,499) 1/12/2027 BNP Paribas SA (4.93)% Russell 2000
®
Index 316,890
(14,678,593) 3/6/2025 Citibank NA (4.58)% Russell 2000
®
Index (2,757,011)
(837,108) 11/6/2026 Goldman Sachs International (4.48)% Russell 2000
®
Index 94,922
(25,770,816) 11/6/2026
Morgan Stanley & Co.
International plc (4.33)% Russell 2000
®
Index 2,731,500
(7,616,010) 11/6/2025
Morgan Stanley & Co.
International plc (4.33)% iShares
®
Russell 2000 ETF (3,548,843)
(33,386,826) (817,343)
(7,650,779) 11/6/2025 Societe Generale (4.83)% Russell 2000
®
Index (6,217,787)
(5,870,258) 11/6/2026 UBS AG (4.63)% Russell 2000
®
Index 710,305
(93,746,981) (13,389,581)
Total Unrealized
Appreciation
3,853,617
Total Unrealized
Depreciation
(17,243,198)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Investments
Principal
Amount Value
Short-Term Investments — 142 .8%
Repurchase Agreements (a) — 24 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $102,978,875
(Cost $102,941,738) $ 102,941,738
$ 102,941,738
U.S. Treasury Obligations (b) — 118 .0%
U.S. Treasury Bills
4.26%, 3/11/2025 (c) 50,000,000 49,952,500
4.26%, 3/20/2025 (c) 100,000,000 99,801,194
4.26%, 4/1/2025 (c) 100,250,000 99,907,793
4.26%, 4/3/2025 (c) 125,000,000 124,544,687
4.25%, 4/10/2025 (c) 115,000,000 114,486,768
Total U.S. Treasury Obligations
(Cost $488,577,699) 488,692,942
Total Short-Term Investments
(Cost $591,519,437) 591,634,680
Total Investments — 142.8%
(Cost $591,519,437) 591,634,680
Liabilities in excess of other assets — (42.8%) (177,266,214)
Net Assets — 100.0% $ 414,368,466
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $206,512,812.
(c) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P 500 E-Mini Index 120 3/21/2025 U.S. Dollar $ 35,779,500 $ 874,864

ULTRASHORT S&P500
®
:: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Swap Agreements
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(84,780,171) 3/6/2025 Bank of America NA (5.03)% S&P 500
®
(45,293,771)
(84,250,221) 3/6/2026 Barclays Capital (4.88)% S&P 500
®
(13,513,997)
(106,770,140) 1/12/2027 BNP Paribas SA (5.28)% S&P 500
®
2,284,740
(64,957,641) 3/6/2026 Citibank NA (4.88)% S&P 500
®
(13,779,901)
(74,175,206) 1/26/2026 Goldman Sachs International (4.83)% S&P 500
®
(15,362,840)
(80,641,794) 4/7/2025 J.P. Morgan Securities (4.78)% S&P 500
®
(22,373,262)
(102,923,532) 4/10/2025
Morgan Stanley & Co.
International plc (4.68)% S&P 500
®
(26,820,183)
(74,830,201) 1/26/2026 Societe Generale (5.08)% S&P 500
®
(18,242,154)
(119,659,607) 4/7/2026 UBS AG (4.80)% S&P 500
®
(1,560,497)
(792,988,513) (154,661,865)
Total Unrealized
Appreciation
2,284,740
Total Unrealized
Depreciation
(156,946,605)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Investments
Principal
Amount Value
Short-Term Investments — 129 .7%
Repurchase Agreements (a) — 50 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,758,358
(Cost $3,757,002) $ 3,757,002
$ 3,757,002
U.S. Treasury Obligations (b) — 79 .7%
U.S. Treasury Bills
4.25%, 3/25/2025 (c) 3,000,000 2,992,254
4.31%, 4/1/2025 (c) 3,000,000 2,989,760
Total U.S. Treasury Obligations
(Cost $5,980,575) 5,982,014
Total Short-Term Investments
(Cost $9,737,577) 9,739,016
Total Investments — 129.7%
(Cost $9,737,577) 9,739,016
Liabilities in excess of other assets — (29.7%) (2,229,668)
Net Assets — 100.0% $ 7,509,348
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,204,674.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(828,796) 11/6/2025 Bank of America NA (5.03)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(171,163)
(1,049,809) 3/6/2026 Barclays Capital (4.98)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(973,599)
(1,068,227) 3/6/2026 BNP Paribas SA (4.98)%
Dow Jones U.S.
Semiconductors
SM
Index
c
285,387
(3,830,882) 3/6/2026 Goldman Sachs International (4.58)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(197,169)
(1,602,340) 3/8/2027 J.P. Morgan Securities (4.88)%
Dow Jones U.S.
Semiconductors
SM
Index
c
194,910
(1,786,517) 4/7/2025
Morgan Stanley & Co.
International plc (4.68)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,015,429)
(1,620,757) 11/6/2025 Societe Generale (4.88)%
Dow Jones U.S.
Semiconductors
SM
Index
c
17,007
(3,259,933) 11/6/2025 UBS AG (4.63)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(860,594)
(15,047,261) (2,720,650)
Total Unrealized
Appreciation
497,304
Total Unrealized
Depreciation
(3,217,954)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT SMALLCAP600 :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDD
::
Investments
Principal
Amount Value
Short-Term Investments — 108 .4%
Repurchase Agreements (a) — 63 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,383,554
(Cost $1,383,055) $ 1,383,055
$ 1,383,055
U.S. Treasury Obligations (b) — 45 .4%
U.S. Treasury Bills
4.25%, 3/25/2025 (c) 500,000 498,709
4.27%, 4/1/2025 (c) 500,000 498,293
Total U.S. Treasury Obligations
(Cost $996,770) 997,002
Total Short-Term Investments
(Cost $2,379,825) 2,380,057
Total Investments — 108.4%
(Cost $2,379,825) 2,380,057
Liabilities in excess of other assets — (8.4%) (185,238)
Net Assets — 100.0% $ 2,194,819
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $782,654.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,165,603) 11/6/2025 Bank of America NA (4.83)% S&P SmallCap 600
®
(99,084)
(459,577) 1/26/2026
Morgan Stanley & Co.
International plc (4.63)% S&P SmallCap 600
®
(96,783)
(835,966) 3/6/2025 Societe Generale (4.53)% S&P SmallCap 600
®
(174,509)
(931,428) 11/6/2026 UBS AG (4.63)% S&P SmallCap 600
®
60,373
(4,392,574) (310,003)
Total Unrealized
Appreciation
60,373
Total Unrealized
Depreciation
(370,376)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REW
::
Investments
Principal
Amount Value
Short-Term Investments — 105 .5%
Repurchase Agreements (a) — 63 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $3,009,675
(Cost $3,008,589) $ 3,008,589
$ 3,008,589
U.S. Treasury Obligations (b) — 42 .0%
U.S. Treasury Bills
4.27%, 4/1/2025 (c)
(Cost $1,992,680) 2,000,000 1,993,173
Total Short-Term Investments
(Cost $5,001,269) 5,001,762
Total Investments — 105.5%
(Cost $5,001,269) 5,001,762
Liabilities in excess of other assets — (5.5%) (261,031)
Net Assets — 100.0% $ 4,740,731
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $731,898.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(942,498) 3/6/2025 Bank of America NA (5.06)%
S&P Technology Select Sector
Index
c
(510,278)
(1,246,823) 3/6/2026 Barclays Capital (4.93)%
S&P Technology Select Sector
Index
c
(15,061)
(983,378) 3/6/2026 BNP Paribas SA (5.18)%
S&P Technology Select Sector
Index
c
(34,784)
(479,198) 4/7/2025 Citibank NA (4.78)%
S&P Technology Select Sector
Index
c
4,022
(2,330,128) 3/6/2025 Goldman Sachs International (4.58)%
S&P Technology Select Sector
Index
c
(428,146)
(2,034,888) 4/7/2025 J.P. Morgan Securities (4.83)%
S&P Technology Select Sector
Index
c
(550,221)
(990,191) 11/6/2025 Societe Generale (4.83)%
S&P Technology Select Sector
Index
c
(50,237)
(472,384) 3/6/2026 UBS AG (4.63)%
S&P Technology Select Sector
Index
c
(118,900)
(9,479,488) (1,703,605)
Total Unrealized
Appreciation
4,022
Total Unrealized
Depreciation
(1,707,627)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT UTILITIES :: FEBRUARY 28, 2025 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDP
::
Investments
Principal
Amount Value
Short-Term Investments — 105 .6%
Repurchase Agreements (a) — 54 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,057,833
(Cost $1,057,452) $ 1,057,452
$ 1,057,452
U.S. Treasury Obligations (b) — 51 .3%
U.S. Treasury Bills
4.46%, 3/11/2025 (c)
(Cost $998,779) 1,000,000 999,050
Total Short-Term Investments
(Cost $2,056,231) 2,056,502
Total Investments — 105.6%
(Cost $2,056,231) 2,056,502
Liabilities in excess of other assets — (5.6%) (108,508)
Net Assets — 100.0% $ 1,947,994
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $464,562.
(c) The rate shown was the current yield as of February 28, 2025.
Swap Agreements
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,491,788) 3/6/2025 Bank of America NA (4.98)%
S&P Utilities Select Sector
Index
c
(83,132)
(499,156) 4/7/2025 Goldman Sachs International (4.58)%
S&P Utilities Select Sector
Index
c
(93,520)
(776,288) 3/6/2026 Societe Generale (4.78)%
S&P Utilities Select Sector
Index
c
(54,527)
(130,979) 3/6/2025 UBS AG (4.53)%
S&P Utilities Select Sector
Index
c
63,120
(3,898,211) (168,059)
Total Unrealized
Appreciation
63,120
Total Unrealized
Depreciation
(231,179)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: FEBRUARY 28, 2025 (Unaudited) :: 189
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On February 28, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
02/28/2025 due
03/03/2025
(a)
Bank of America
Securities, Inc.,
4.30%, dated
02/28/2025 due
03/03/2025
(b)
Bank of America
Securities, Inc.,
4.36%, dated
02/28/2025 due
03/03/2025
(c)
Barclays
Capital, Inc.,
4.25%, dated
02/28/2025 due
03/03/2025
(d)
Barclays
Capital, Inc.,
4.34%, dated
02/28/2025 due
03/03/2025
(e)
ING Financial
Markets LLC,
4.35%, dated
02/28/2025 due
03/03/2025
(f)
Total
Short 7-10 Year Treasury
..........
$ 445,761
$ 334,321 $ 1,448,724 $ 111,440 $ 3,121,651 $ 891,522 $ 6,353,419
Short 20+ Year Treasury
...........
1,043,165
782,373 3,390,285 260,791 7,305,246 2,086,329 14,868,189
Short Dow30
SM
................
2,346,849
1,760,137 7,627,259 586,712 16,434,905 4,693,698 33,449,560
Short Financials
................
308,826
231,620 1,003,685 77,207 2,162,701 617,653 4,401,692
Short FTSE China 50
.............
242,704
182,028 788,788 60,676 1,699,648 485,408 3,459,252
Short High Yield
................
1,130,941
848,205 3,675,557 282,735 7,919,940 2,261,881 16,119,259
Short MidCap400
...............
141,538
106,154 460,002 35,385 991,193 283,078 2,017,350
Short MSCI EAFE
...............
24,427
18,320 79,388 6,107 171,064 48,855 348,161
Short MSCI Emerging Markets
......
205,655
154,242 668,381 51,414 1,440,200 411,311 2,931,203
Short QQQ
...................
7,655,994
5,741,995 24,881,979 1,913,998 53,614,666 15,311,987 109,120,619
Short Real Estate
...............
317,525
238,143 1,031,953 79,381 2,223,611 635,048 4,525,661
Short Russell2000
..............
3,799,543
2,849,656 12,348,511 949,885 26,608,063 7,599,083 54,154,741
Short S&P500
®
................
8,985,356
6,739,018 29,202,410 2,246,339 62,924,151 17,970,713 128,067,987
Short SmallCap600
..............
87,853
65,891 285,526 21,964 615,239 175,708 1,252,181
Ultra 7-10 Year Treasury
...........
426,885
320,164 1,387,375 106,721 2,989,459 853,769 6,084,373
Ultra 20+ Year Treasury
...........
2,675,810
2,006,858 8,696,384 668,953 18,738,609 5,351,620 38,138,234
Ultra Communication Services
......
86,134
64,601 279,933 21,533 603,190 172,267 1,227,658
Ultra Consumer Discretionary
.......
275,306
206,480 894,747 68,827 1,927,962 550,613 3,923,935
Ultra Consumer Staples
...........
72,532
54,398 235,726 18,133 507,934 145,063 1,033,786
Ultra Dow30
SM
.................
1,304,201
978,152 4,238,657 326,051 9,133,283 2,608,404 18,588,748
Ultra Energy
..................
97,314
72,986 316,271 24,329 681,489 194,629 1,387,018
Ultra Financials
................
1,775,822
1,331,866 5,771,420 443,955 12,436,018 3,551,643 25,310,724
Ultra FTSE China 50
.............
471,628
353,722 1,532,793 117,907 3,302,800 943,257 6,722,107
Ultra FTSE Europe
..............
164,867
123,649 535,814 41,216 1,154,549 329,731 2,349,826
Ultra Health Care
...............
775,106
581,329 2,519,097 193,777 5,428,045 1,550,213 11,047,567

190 :: FEBRUARY 28, 2025 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
02/28/2025 due
03/03/2025
(a)
Bank of America
Securities, Inc.,
4.30%, dated
02/28/2025 due
03/03/2025
(b)
Bank of America
Securities, Inc.,
4.36%, dated
02/28/2025 due
03/03/2025
(c)
Barclays
Capital, Inc.,
4.25%, dated
02/28/2025 due
03/03/2025
(d)
Barclays
Capital, Inc.,
4.34%, dated
02/28/2025 due
03/03/2025
(e)
ING Financial
Markets LLC,
4.35%, dated
02/28/2025 due
03/03/2025
(f)
Total
Ultra High Yield
................
$ 599,701
$ 449,776 $ 1,949,028 $ 149,925 $ 4,199,684 $ 1,199,402 $ 8,547,516
Ultra Industrials
................
284,510
213,383 924,660 71,128 1,992,420 569,022 4,055,123
Ultra Materials
.................
32,277
24,208 104,901 8,069 226,036 64,554 460,045
Ultra MidCap400
...............
825,834
619,376 2,683,963 206,459 5,783,292 1,651,669 11,770,593
Ultra MSCI Brazil Capped
.........
78,920
59,190 256,490 19,730 552,672 157,840 1,124,842
Ultra MSCI EAFE
...............
201,310
150,982 654,258 50,327 1,409,766 402,620 2,869,263
Ultra MSCI Emerging Markets
.......
861,115
645,837 2,798,627 215,279 6,030,365 1,722,232 12,273,455
Ultra MSCI Japan
...............
6,993
5,244 22,726 1,748 48,969 13,985 99,665
Ultra Nasdaq Biotechnology
........
666,522
499,892 2,166,199 166,631 4,667,636 1,333,045 9,499,925
Ultra Nasdaq Cloud Computing
......
31,339
23,505 101,854 7,835 219,472 62,680 446,685
Ultra Nasdaq Cybersecurity
........
210,880
158,159 685,357 52,720 1,476,781 421,759 3,005,656
Ultra QQQ
....................
8,223,252
6,167,440 26,725,572 2,055,813 57,587,165 16,446,506 117,205,748
Ultra Real Estate
...............
72,441
54,331 235,436 18,110 507,307 144,883 1,032,508
Ultra Russell2000
...............
1,845,499
1,384,124 5,997,872 461,375 12,923,969 3,690,998 26,303,837
Ultra S&P500
®
.................
10,737,994
8,053,496 34,898,484 2,684,499 75,197,818 21,475,990 153,048,281
Ultra Semiconductors
............
1,528,725
1,146,544 4,968,356 382,181 10,705,610 3,057,450 21,788,866
Ultra SmallCap600
..............
340,016
255,011 1,105,048 85,004 2,381,111 680,029 4,846,219
Ultra Technology
...............
4,813,635
3,610,227 15,644,315 1,203,409 33,709,728 9,627,271 68,608,585
Ultra Utilities
..................
50,555
37,917 164,305 12,639 354,038 101,111 720,565
UltraPro Dow30
SM
...............
4,162,650
3,121,988 13,528,613 1,040,663 29,150,900 8,325,301 59,330,115
UltraPro MidCap400
.............
52,091
39,068 169,296 13,023 364,792 104,182 742,452
UltraPro QQQ
.................
29,257,781
21,943,336 95,087,788 7,314,445 204,891,256 58,515,561 417,010,167
UltraPro Russell2000
.............
1,462,362
1,096,771 4,752,676 365,590 10,240,869 2,924,723 20,842,991
UltraPro S&P500
®
...............
4,348,438
3,261,329 14,132,424 1,087,109 30,451,968 8,696,877 61,978,145
UltraPro Short 20+ Year Treasury
.....
1,026,138
769,603 3,334,948 256,534 7,186,009 2,052,276 14,625,508
UltraPro Short Dow30
SM
...........
5,350,416
4,012,812 17,388,851 1,337,604 37,468,780 10,700,831 76,259,294
UltraPro Short MidCap400
.........
109,265
81,949 355,111 27,316 765,179 218,530 1,557,350
UltraPro Short QQQ
.............
24,577,690
18,433,268 79,877,493 6,144,423 172,116,738 49,155,380 350,304,992
UltraPro Short Russell2000
.........
2,953,016
2,214,762 9,597,302 738,254 20,679,873 5,906,032 42,089,239
UltraPro Short S&P500
®
...........
6,534,339
4,900,754 21,236,602 1,633,585 45,759,757 13,068,678 93,133,715
UltraShort 7-10 Year Treasury
.......
342,823
257,117 1,114,174 85,706 2,400,777 685,646 4,886,243
UltraShort 20+ Year Treasury
.......
4,297,192
3,222,893 13,965,871 1,074,298 30,093,084 8,594,382 61,247,720
UltraShort Consumer Discretionary
...
73,789
55,341 239,811 18,447 516,736 147,576 1,051,700
UltraShort Consumer Staples
.......
44,745
33,559 145,422 11,186 313,350 89,491 637,753
UltraShort Dow30
SM
.............
2,877,337
2,158,002 9,351,343 719,334 20,149,891 5,754,673 41,010,580
UltraShort Energy
...............
373,415
280,062 1,213,602 93,354 2,615,020 746,832 5,322,285
UltraShort Financials
.............
311,558
233,668 1,012,561 77,889 2,181,826 623,115 4,440,617
UltraShort FTSE China 50
.........
149,760
112,320 486,722 37,440 1,048,768 299,521 2,134,531
UltraShort FTSE Europe
...........
69,924
52,443 227,253 17,481 489,677 139,848 996,626
UltraShort Health Care
...........
93,235
69,927 303,016 23,309 652,926 186,471 1,328,884
UltraShort Industrials
............
42,891
32,169 139,398 10,723 300,368 85,783 611,332
UltraShort Materials
.............
35,583
26,687 115,645 8,896 249,188 71,166 507,165
UltraShort MidCap400
............
79,782
59,835 259,287 19,945 558,701 159,561 1,137,111
UltraShort MSCI Brazil Capped
......
295,379
221,535 959,982 73,845 2,068,531 590,759 4,210,031
UltraShort MSCI EAFE
............
154,374
115,781 501,719 38,594 1,081,083 308,750 2,200,301
UltraShort MSCI Emerging Markets
...
220,942
165,706 718,061 55,235 1,547,247 441,884 3,149,075
UltraShort MSCI Japan
...........
259,906
194,930 844,698 64,977 1,820,120 519,814 3,704,445
UltraShort Nasdaq Biotechnology
....
146,657
109,994 476,636 36,664 1,027,037 293,315 2,090,303
UltraShort QQQ
................
6,692,131
5,019,097 21,749,422 1,673,032 46,864,761 13,384,260 95,382,703
UltraShort Real Estate
............
554,996
416,246 1,803,734 138,749 3,886,611 1,109,990 7,910,326

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: FEBRUARY 28, 2025 (Unaudited) :: 191
PROSHARES TRUST
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
02/28/2025 due
03/03/2025
(a)
Bank of America
Securities, Inc.,
4.30%, dated
02/28/2025 due
03/03/2025
(b)
Bank of America
Securities, Inc.,
4.36%, dated
02/28/2025 due
03/03/2025
(c)
Barclays
Capital, Inc.,
4.25%, dated
02/28/2025 due
03/03/2025
(d)
Barclays
Capital, Inc.,
4.34%, dated
02/28/2025 due
03/03/2025
(e)
ING Financial
Markets LLC,
4.35%, dated
02/28/2025 due
03/03/2025
(f)
Total
UltraShort Russell2000
...........
$ 405,635
$ 304,226 $ 1,318,314 $ 101,409 $ 2,840,649 $ 811,270 $ 5,781,503
UltraShort S&P500
®
.............
7,222,477
5,416,859 23,473,054 1,805,620 50,578,772 14,444,956 102,941,738
UltraShort Semiconductors
........
263,595
197,696 856,681 65,899 1,845,942 527,189 3,757,002
UltraShort SmallCap600
..........
97,036
72,777 315,368 24,259 679,542 194,073 1,383,055
UltraShort Technology
............
211,086
158,315 686,026 52,771 1,478,221 422,170 3,008,589
UltraShort Utilities
..............
74,192
55,644 241,123 18,548 519,562 148,383 1,057,452
$ 171,497,886 $ 128,623,419 $ 557,368,143 $ 42,874,473
$
1,200,993,966 $ 342,995,778 $ 2,444,353,665
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2025 as follows:
(a) U.S. Treasury Notes, 3.88% to 4.13%, due 2/28/2027 to 8/15/2033, which had an aggregate value at the Trust level of $204,000,042.
(b) U.S. Treasury Bonds, 0%, due 5/15/2051; U.S. Treasury Notes, 3.5%, due 2/15/2033, which had an aggregate value at the Trust level of
$153,000,004.
(c) U.S. Treasury Notes, 1.25% to 4.25%, due 11/30/2026 to 11/15/2034, which had an aggregate value at the Trust level of $663,000,085.
(d) U.S. Treasury Notes, 3.5% to 4.13%, due 1/31/2028 to 3/31/2031, which had an aggregate value at the Trust level of $51,000,088.
(e) U.S. Treasury Bonds, 0%, due 5/15/2025 to 11/15/2054; U.S. Treasury Notes, 4.13%, due 10/31/2031 to 2/29/2032, which had an aggregate value at the Trust level of $1,428,605,231.
(f) U.S. Treasury Bills, 0%, due 3/18/2025 to 1/22/2026; U.S. Treasury Bonds, 1.25% to 4.75%, due 2/15/2036 to 2/15/2055, which had an aggregate value at the Trust level of $408,000,028.